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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

CT Corporation 1209 Orange Street, Wilmington, New Castle County, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-474-2737

Date of fiscal year end:	April 30, 2004

Date of reporting period:	April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

iShares®

ITEM 1. Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2004

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders:

Stock markets generally posted solid gains during the last twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including tepid economic growth figures, the possibility of deflation, and high unemployment levels, diminished as the year progressed. Healthy quarterly gross domestic product (GDP) beginning in the third quarter of 2003 contributed to the performance trend, and declining unemployment rates in the first quarter of 2004 provided additional encouragement. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site at www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of April 30, 2004, had reached $74.2 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the Fund(s) are an appropriate investment for you, carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.85%	24.95%	25.65%	6.00%	6.01%	6.56%	25.42%	25.45%	27.97%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND	DOW JONES U.S. BASIC MATERIALS SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$9,312	$9,310
7/31/2000	$9,434	$9,438
8/31/2000	$9,598	$9,606
9/30/2000	$8,626	$8,637
10/31/2000	$9,614	$9,631
11/30/2000	$9,435	$9,437
12/31/2000	$10,839	$10,853
1/31/2001	$10,589	$10,607
2/28/2001	$10,594	$10,616
3/31/2001	$10,156	$10,182
4/30/2001	$11,080	$11,108
5/31/2001	$11,523	$11,561
6/30/2001	$11,082	$11,121
7/31/2001	$11,096	$11,145
8/31/2001	$11,028	$11,082
9/30/2001	$9,714	$9,769
10/31/2001	$9,973	$10,027
11/30/2001	$11,151	$11,221
12/31/2001	$10,956	$11,029
1/31/2002	$11,025	$11,093
2/28/2002	$11,608	$11,686
3/31/2002	$12,081	$12,168
4/30/2002	$11,454	$11,542
5/31/2002	$11,935	$12,0330
6/30/2002	$11,786	$11,886
7/31/2002	$10,502	$10,598
8/31/2002	$10,422	$10,521
9/30/2002	$9,070	$9,163
10/31/2002	$9,429	$9,531
11/30/2002	$10,472	$10,596
12/31/2002	$9,992	$10,112
1/31/2003	$9,486	$9,604
2/28/2003	$9,201	$9,320
3/31/2003	$9,225	$9,347
4/30/2003	$10,046	$10,183
5/31/2003	$10,358	$10,506
6/30/2003	$10,384	$10,538
7/31/2003	$11,193	$11,367
8/31/2003	$11,519	$11,705
9/30/2003	$10,964	$11,148
10/31/2003	$11,885	$12,088
11/30/2003	$12,191	$12,409
12/31/2003	$13,472	$13,718
1/31/2004	$12,877	$13,119
2/29/2004	$13,499	$13,761
3/31/2004	$13,186	$13,447
4/30/2004	$12,542	$12,795

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Chemicals	58.34%
Forest Products & Paper	18.76%
Mining & Metals	22.86%
Short-Term and Net Other Assets	0.04%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 24.85%, while the Index returned 25.65%.

Equity markets generally performed well against a backdrop of encouraging economic news during the reporting period. Quarterly gross domestic product (GDP) figures throughout the reporting period revealed healthy levels of growth. Corporate earnings growth also was strong and consistent, in some cases reaching double-digit growth rates and exceeding analyst expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Because improving economic conditions generally translate into increased demand for commodities products, such as paper, forest products, and metals, basic materials shares benefited from the stronger economic climate during the reporting period. The home building growth spurred by historically low interest rates provided an additional boost for companies engaged in the production of building materials. Those companies that depend on oil and natural gas, however, were hindered by volatile energy prices during the reporting period.

Among the Fund’s ten largest holdings, performance was mostly positive during the reporting period. Georgia-Pacific Corp. (2.66% of the net assets of the Fund as of April 30, 2004), which manufactures paper products and building materials, led the way with a 127.33% gain. Newmont Mining Corp. (4.92% of the net assets of the Fund as of April 30, 2004) gained 38.42%, and Alcoa Inc. (9.01% of the net assets of the Fund as of April 30, 2004) climbed 34.10%. Praxair Inc. (4.01% of the net assets of the Fund as of April 30, 2004) rose 25.86%. The largest holding at 14.45% of the Fund’s net assets as of April 30, 2004, E. I. Du Pont de Nemours and Co., posted a 0.99% gain after struggling during the reporting period due to volatile oil prices.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.21%	22.55%	22.95%	(1.57)%	(1.52)%	(1.04)%	(5.95)%	(5.76)%	(3.96)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/20/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND	DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$10,101	$10,101
7/31/2000	$10,012	$10,013
8/31/2000	$9,928	$9,934
9/30/2000	$9,769	$9,780
10/31/2000	$9,713	$9,729
11/30/2000	$9,037	$9,055
12/31/2000	$9,333	$9,355
1/31/2001	$10,442	$10,469
2/28/2001	$9,770	$9,798
3/31/2001	$9,297	$9,329
4/30/2001	$10,098	$10,138
5/31/2001	$10,378	$10,424
6/30/2001	$10,205	$10,258
7/31/2001	$10,121	$10,177
8/31/2001	$9,210	$9,266
9/30/2001	$7,945	$7,996
10/31/2001	$8,035	$8,090
11/30/2001	$9,085	$9,152
12/31/2001	$9,365	$9,439
1/31/2002	$9,291	$9,367
2/28/2002	$9,392	$9,475
3/31/2002	$9,595	$9,685
4/30/2002	$9,291	$9,381
5/31/2002	$9,249	$9,340
6/30/2002	$8,421	$8,508
7/31/2002	$7,445	$7,526
8/31/2002	$7,604	$7,690
9/30/2002	$6,951	$7,034
10/31/2002	$7,371	$7,463
11/30/2002	$7,734	$7,834
12/31/2002	$7,067	$7,162
1/31/2003	$6,873	$6,968
2/28/2003	$6,763	$6,859
3/31/2003	$6,927	$7,030
4/30/2003	$7,696	$7,812
5/31/2003	$8,019	$8,145
6/30/2003	$8,214	$8,346
7/31/2003	$8,398	$8,538
8/31/2003	$8,829	$8,981
9/30/2003	$8,437	$8,586
10/31/2003	$9,176	$9,343
11/30/2003	$9,256	$9,428
12/31/2003	$9,403	$9,584
1/31/2004	$9,355	$9,539
2/29/2004	$9,635	$9,829
3/31/2004	$9,616	$9,816
4/30/2004	$9,405	$9,604

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Advertising	1.84%
Airlines	1.16%
Auto Parts & Tires	2.56%
Automobile Manufacturers	2.93%
Broadcasting	22.04%
Entertainment	0.58%
Home Construction & Furnishings	3.67%
Leisure Goods & Services	15.39%
Publishing	5.51%
Retail	42.05%
Short-Term and Net Other Assets	0.01%
Textiles & Apparel	2.26%

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 22.21%, while the Index returned 22.95%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Consumer cyclical stocks benefited from the improving economic climate during the reporting period and the corresponding increased demand for the types of consumer goods and services that tend to be sensitive to the state of the economy. The housing boom spurred by low interest rates also translated into increased demand for home improvement products.

Among the Fund’s ten largest holdings, McDonald’s Corp. (2.07% of the net assets of the Fund as of April 30, 2004) was the strongest performer with a 59.24% gain for the reporting period. Retailer Target Corp. (2.15% of the net assets of the Fund as of April 30, 2004) rose 29.69%. Home improvement stores Home Depot Inc. (4.79% of the net assets of the Fund as of April 30, 2004) and Lowe’s Companies Inc. (2.22% of the net assets of the Fund as of April 30, 2004) climbed 25.10% and 18.61%, respectively. The Walt Disney Co. (2.82% of the net assets of the Fund as of April 30, 2004) gained 23.42%. The worst performer among the ten largest Fund holdings was Viacom Inc. Class B (3.50% of the Fund’s net assets as of April 30, 2004), which declined 10.97% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.73%	32.67%	33.56%	7.92%	7.93%	8.68%	34.44%	34.52%	38.12%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND	DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$10,066	$10,068
7/31/2000	$9,935	$9,948
8/31/2000	$9,969	$9,986
9/30/2000	$9,923	$9,945
10/31/2000	$10,451	$10,478
11/30/2000	$10,365	$10,398
12/31/2000	$10,631	$10,669
1/31/2001	$10,495	$10,567
2/28/2001	$10,527	$10,604
3/31/2001	$10,033	$10,111
4/30/2001	$10,006	$10,086
5/31/2001	$10,344	$10,431
6/30/2001	$10,225	$10,317
7/31/2001	$10,316	$10,414
8/31/2001	$10,646	$10,753
9/30/2001	$10,349	$10,462
10/31/2001	$10,410	$10,530
11/30/2001	$10,754	$10,883
12/31/2001	$10,866	$11,002
1/31/2002	$10,976	$11,116
2/28/2002	$11,375	$11,528
3/31/2002	$11,808	$11,971
4/30/2002	$11,973	$12,144
5/31/2002	$12,078	$12,258
6/30/2002	$11,362	$11,535
7/31/2002	$10,813	$10,986
8/31/2002	$10,959	$11,137
9/30/2002	$10,180	$10,351
10/31/2002	$10,522	$10,704
11/30/2002	$10,323	$10,508
12/31/2002	$10,329	$10,521
1/31/2003	$9,969	$10,159
2/28/2003	$9,737	$9,924
3/31/2003	$9,749	$9,944
4/30/2003	$10,129	$10,338
5/31/2003	$11,001	$11,234
6/30/2003	$11,143	$11,385
7/31/2003	$10,954	$11,198
8/31/2003	$11,036	$11,286
9/30/2003	$11,194	$11,454
10/31/2003	$11,705	$11,984
11/30/2003	$12,040	$12,332
12/31/2003	$12,479	$12,789
1/31/2004	$12,577	$12,898
2/29/2004	$13,073	$13,411
3/31/2004	$13,125	$13,471
4/30/2004	$13,445	$13,808

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Beverage	25.41%
Consumer Services	12.46%
Cosmetics	9.06%
Food	14.54%
Food Retailers & Wholesalers	6.29%
Household Products	20.20%
Short-Term and Net Other Assets	0.06%
Tobacco	11.98%

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 32.73%, while the Index returned 33.56%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Although the broad-based uptrend in equities translated into positive returns for all sectors during the reporting period, consumer non-cyclical stocks delivered the strongest returns of all Dow Jones sectors. In part, the performance leadership was fueled by particularly strong gains for some of the Fund’s larger holdings.

Among the Fund’s ten largest holdings, Altria Group Inc. (10.63% of the net assets of the Fund as of April 30, 2004) led the way with a gain of 80.04%, followed by eBay Inc. (3.26% of the net assets of the Fund as of April 30, 2004), which climbed 72.27% during the reporting period. The Gillette Co. (3.54% of the net assets of the Fund as of April 30, 2004) rose 34.38%, and food distributor Sysco Corp. (2.33% of the net assets of the Fund as of April 30, 2004) returned 33.14%. Colgate-Palmolive Co. (2.73% of the net assets of the Fund as of April 30, 2004) was the weakest performer of the ten largest holdings, with a 1.24% gain for the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.29%	23.13%	24.04%	7.15%	7.16%	7.81%	31.31%	31.33%	34.51%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND	DOW JONES U.S. FINANCIAL SECTOR INDEX
5/22/2000	$10,000	$10,000
5/31/2000	$10,267	$10,268
6/30/2000	$9,719	$9,720
7/31/2000	$10,676	$10,688
8/31/2000	$11,656	$11,676
9/30/2000	$11,965	$11,992
10/31/2000	$11,890	$11,917
11/30/2000	$11,269	$11,300
12/31/2000	$12,394	$12,432
1/31/2001	$12,359	$12,400
2/28/2001	$11,609	$11,652
3/31/2001	$11,278	$11,324
4/30/2001	$11,669	$11,739
5/31/2001	$12,130	$12,216
6/30/2001	$12,186	$12,277
7/31/2001	$12,021	$12,117
8/31/2001	$11,367	$11,461
9/30/2001	$10,717	$10,810
10/31/2001	$10,515	$10,615
11/30/2001	$11,241	$11,353
12/31/2001	$11,518	$11,638
1/31/2002	$11,368	$11,490
2/28/2002	$11,258	$11,384
3/31/2002	$11,978	$12,120
4/30/2002	$11,747	$11,889
5/31/2002	$11,731	$11,881
6/30/2002	$11,201	$11,349
7/31/2002	$10,396	$10,538
8/31/2002	$10,600	$10,749
9/30/2002	$9,418	$9,554
10/31/2002	$10,138	$10,291
11/30/2002	$10,535	$10,699
12/31/2002	$10,043	$10,200
1/31/2003	$9,872	$10,033
2/28/2003	$9,592	$9,752
3/31/2003	$9,565	$9,732
4/30/2003	$10,651	$10,844
5/31/2003	$11,243	$11,452
6/30/2003	$11,280	$11,495
7/31/2003	$11,791	$12,024
8/31/2003	$11,698	$11,935
9/30/2003	$11,799	$12,043
10/31/2003	$12,590	$12,859
11/30/2003	$12,640	$12,915
12/31/2003	$13,193	$13,489
1/31/2004	$13,614	$13,927
2/29/2004	$13,973	$14,301
3/31/2004	$13,891	$14,225
4/30/2004	$13,130	$13,451

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Banks	38.55%
Diversified Financial	21.29%
Insurance	22.00%
Real Estate	7.52%
Securities Brokers	10.45%
Short-Term and Net Other Assets	0.19%

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 23.29%, while the Index returned 24.04%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Financial companies performed well as economic conditions improved during the reporting period. Investment banks, in particular, were buoyed by increased equity valuations and renewed investor interest in financial markets. In addition, lower interest rates and corresponding high levels of refinance activity continued to be a boon to lenders.

Performance among the Fund’s ten largest holdings was mostly positive for the reporting period. Bank One Corp. (2.28% of the net assets of the Fund as of April 30, 2004) led the way with a 36.95% gain. American Express Co. (2.31% of the net assets of the Fund as of April 30, 2004) rose 29.29%, and investment bank J.P. Morgan Chase & Co. (3.20% of the net assets of the Fund as of April 30, 2004) climbed 28.11%. Insurer American International Group Inc. (6.79% of the net assets of the Fund as of April 30, 2004) gained 23.64%. The sole negative performer among the Fund’s ten largest holdings was Fannie Mae (2.49% of the net assets of the Fund as of April 30, 2004), which declined 5.07% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.56%	26.70%	26.62%	(3.79)%	(3.79)%	(4.24)%	(13.93)%	(13.95)%	(15.48)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/20/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND	DOW JONES U.S. INDUSTRIAL SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$10,036	$10,087
7/31/2000	$9,964	$9,975
8/31/2000	$11,033	$11,092
9/30/2000	$10,455	$10,483
10/31/2000	$10,364	$10,303
11/30/2000	$9,544	$9,376
12/31/2000	$9,763	$9,557
1/31/2001	$9,894	$9,701
2/28/2001	$9,275	$9,117
3/31/2001	$8,312	$8,168
4/30/2001	$9,354	$9,211
5/31/2001	$9,527	$9,384
6/30/2001	$9,085	$9,007
7/31/2001	$8,824	$8,702
8/31/2001	$8,442	$8,317
9/30/2001	$7,383	$7,281
10/31/2001	$7,634	$7,503
11/30/2001	$8,394	$8,236
12/31/2001	$8,744	$8,586
1/31/2002	$8,318	$8,146
2/28/2002	$8,421	$8,243
3/31/2002	$8,662	$8,484
4/30/2002	$7,977	$7,791
5/31/2002	$7,982	$7,787
6/30/2002	$7,471	$7,292
7/31/2002	$7,071	$6,918
8/31/2002	$6,933	$6,773
9/30/2002	$6,113	$5,961
10/31/2002	$6,385	$6,221
11/30/2002	$6,887	$6,717
12/31/2002	$6,562	$6,391
1/31/2003	$6,240	$6,078
2/28/2003	$6,116	$5,973
3/31/2003	$6,165	$6,036
4/30/2003	$6,801	$6,673
5/31/2003	$7,061	$6,919
6/30/2003	$7,152	$7,009
7/31/2003	$7,420	$7,268
8/31/2003	$7,790	$7,635
9/30/2003	$7,543	$7,404
10/31/2003	$7,948	$7,795
11/30/2003	$8,109	$7,951
12/31/2003	$8,687	$8,516
1/31/2004	$8,799	$8,646
2/29/2004	$8,753	$8,604
3/31/2004	$8,653	$8,502
4/30/2004	$8,606	$8,450

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Advanced Industrial Equipment	4.71%
Aerospace	11.93%
Building Materials	2.13%
Containers & Packaging	2.25%
Electric Components & Equipment	4.31%
General Industrial Services	17.41%
Heavy Construction	0.60%
Industrial, Diversified	42.70%
Industrial Equipment	3.75%
Industrial Transportation	10.21%

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”) the Fund returned 26.56%, while the Index returned 26.62%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) growth figures throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

As economic activity increased during the reporting period, so did demand for industrial production, and the types of companies that are involved in industrial production, including construction, manufacturing, and transportation companies, which tended to benefit from the improved economic climate.

Among the Fund’s ten largest holdings, performance was generally strong during the reporting period. Manufacturing company Tyco International Ltd. (4.13% of the net assets of the Fund as of April 30, 2004) gained 75.96%. Aerospace company The Boeing Co. (2.42% of the net assets of the Fund as of April 30, 2004) climbed 56.49%. Machinery producer Caterpillar Inc. (2.12% of the net assets of the Fund as of April 30, 2004) and manufacturing company Honeywell International Inc. (2.18% of the net assets of the Fund as of April 30, 2004) returned 47.78% and 46.53%, respectively. General Electric Co., the largest holding at 22.28% of the Fund’s net assets as of April 30, 2004, gained 1.70% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.91%	22.98%	23.68%	6.03%	6.05%	6.69%	25.54%	25.61%	28.56%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND	DOW JONES U.S. FINANCIAL SERVICES INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$9,255	$9,258
7/31/2000	$10,112	$10,123
8/31/2000	$11,226	$11,243
9/30/2000	$11,398	$11,423
10/31/2000	$11,215	$11,242
11/30/2000	$10,491	$10,520
12/31/2000	$11,640	$11,677
1/31/2001	$11,949	$11,990
2/28/2001	$11,078	$11,119
3/31/2001	$10,652	$10,697
4/30/2001	$11,103	$11,160
5/31/2001	$11,561	$11,631
6/30/2001	$11,525	$11,599
7/31/2001	$11,472	$11,552
8/31/2001	$10,747	$10,822
9/30/2001	$9,974	$10,049
10/31/2001	$9,823	$9,907
11/30/2001	$10,538	$10,635
12/31/2001	$10,898	$11,004
1/31/2002	$10,794	$10,903
2/28/2002	$10,552	$10,663
3/31/2002	$11,436	$11,564
4/30/2002	$11,104	$11,232
5/31/2002	$11,154	$11,290
6/30/2002	$10,538	$10,670
7/31/2002	$9,743	$9,870
8/31/2002	$10,070	$10,207
9/30/2002	$8,867	$8,993
10/31/2002	$9,650	$9,790
11/30/2002	$10,004	$10,155
12/31/2002	$9,545	$9,693
1/31/2003	$9,440	$9,591
2/28/2003	$9,228	$9,379
3/31/2003	$9,154	$9,312
4/30/2003	$10,213	$10,396
5/31/2003	$10,835	$11,035
6/30/2003	$10,931	$11,139
7/31/2003	$11,370	$11,591
8/31/2003	$11,323	$11,549
9/30/2003	$11,449	$11,683
10/31/2003	$12,331	$12,591
11/30/2003	$12,365	$12,631
12/31/2003	$12,794	$13,077
1/31/2004	$13,147	$13,445
2/29/2004	$13,447	$13,759
3/31/2004	$13,332	$13,648
4/30/2004	$12,554	$12,856

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Banks	54.73%
Diversified Financial	30.23%
Securities Brokers	14.84%
Short-Term and Net Other Assets	0.20%

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 22.91%, while the Index returned 23.68%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Financial companies benefited from the improving economic conditions. Investment banks, in particular, were buoyed by increased equity valuations and renewed investor interest in financial markets. In addition, lower interest rates and corresponding high levels of refinance activity continued to be a boon to lenders.

Among the Fund’s ten largest holdings, performance was mostly positive over the reporting period. Bank One Corp. (3.24% of the net assets of the Fund as of April 30, 2004) gained 36.95%, and investment bank J.P. Morgan Chase & Co. (4.55% of the net assets of the Fund as of April 30, 2004) climbed 28.11%. American Express Co. (3.27% of the net assets of the Fund as of April 30, 2004) gained 29.29%, and Citigroup Inc. (the largest holding at 14.60% of the Fund’s net assets as of April 30, 2004) climbed 22.52%. On the negative side, Fannie Mae (3.54% of the net assets of the Fund as of April 30, 2004) declined 5.07% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.66%	23.88%	24.56%	14.26%	14.26%	14.89%	67.83%	67.86%	71.37%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND	DOW JONES U.S. REAL ESTATE INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$10,009	$9,933
7/31/2000	$10,965	$10,909
8/31/2000	$10,693	$10,643
9/30/2000	$11,079	$11,025
10/31/2000	$10,516	$10,471
11/30/2000	$10,642	$10,603
12/31/2000	$11,382	$11,347
1/31/2001	$11,473	$11,457
2/28/2001	$11,273	$11,261
3/31/2001	$11,333	$11,328
4/30/2001	$11,631	$11,637
5/31/2001	$11,892	$11,920
6/30/2001	$12,577	$12,622
7/31/2001	$12,290	$12,333
8/31/2001	$12,666	$12,717
9/30/2001	$12,051	$12,108
10/31/2001	$11,648	$11,707
11/30/2001	$12,326	$12,397
12/31/2001	$12,619	$12,685
1/31/2002	$12,622	$12,696
2/28/2002	$12,859	$12,940
3/31/2002	$13,627	$13,723
4/30/2002	$13,706	$13,813
5/31/2002	$13,934	$14,051
6/30/2002	$14,221	$14,349
7/31/2002	$13,502	$13,623
8/31/2002	$13,550	$13,677
9/30/2002	$12,932	$13,060
10/31/2002	$12,340	$12,460
11/30/2002	$12,934	$13,068
12/31/2002	$13,003	$13,145
1/31/2003	$12,600	$12,741
2/28/2003	$12,774	$12,922
3/31/2003	$13,022	$13,180
4/30/2003	$13,572	$13,754
5/31/2003	$14,368	$14,583
6/30/2003	$14,671	$14,898
7/31/2003	$15,455	$15,707
8/31/2003	$15,537	$15,797
9/30/2003	$16,021	$16,301
10/31/2003	$16,338	$16,633
11/30/2003	$17,041	$17,358
12/31/2003	$17,650	$17,993
1/31/2004	$18,388	$18,755
2/29/2004	$18,769	$19,151
3/31/2004	$19,771	$20,184
4/30/2004	$16,783	$17,132

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Building Materials	1.07%
Forest Products & Paper	3.01%
Real Estate	18.40%
Real Estate Investment Trust	77.37%
Short-Term and Net Other Assets	0.15%

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 23.66%, while the Index gained 24.56%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) figures throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

The real estate sector benefited from the historically low interest rates, which drove a real estate boom. In addition, those companies involved with properties such as shopping centers and public storage units tended to benefit from the improving economic conditions.

Among the Fund’s ten largest holdings, performance was mostly positive during the reporting period. General Growth Properties Inc. (3.25% of the net assets of the Fund as of April 30, 2004) and Simon Property Group Inc. (4.66% of the net assets of the Fund as of April 30, 2004), which own shopping centers and malls, gained 46.22% and 31.29%, respectively. Vornado Realty Trust (2.75% of the net assets of the Fund as of April 30, 2004), which owns office properties, returned 32.76%. Plum Creek Timber Co. Inc. (3.02% of the net assets of the Fund as of April 30, 2004) climbed 27.09%. On the negative side, Equity Office Properties Trust, the largest holding at 5.60% of the Fund’s net assets, declined 3.08% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.97%	24.84%	25.55%	13.47%	13.43%	13.88%	50.82%	50.67%	52.55%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (2/2/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND	COHEN & STEERS REALTY MAJORS INDEX
1/29/2001	$10,000	$10,000
1/31/2001	$10,046	$10,054
2/28/2001	$9,836	$9,843
3/31/2001	$9,849	$9,858
4/30/2001	$10,091	$10,103
5/31/2001	$10,263	$10,280
6/30/2001	$10,858	$10,881
7/31/2001	$10,621	$10,649
8/31/2001	$11,125	$11,161
9/30/2001	$10,704	$10,716
10/31/2001	$10,309	$10,324
11/30/2001	$10,952	$10,973
12/31/2001	$11,137	$11,162
1/31/2002	$11,085	$11,113
2/28/2002	$11,315	$11,349
3/31/2002	$12,013	$12,053
4/30/2002	$12,013	$12,059
5/31/2002	$12,254	$12,305
6/30/2002	$12,570	$12,627
7/31/2002	$11,966	$12,018
8/31/2002	$11,970	$12,027
9/30/2002	$11,461	$11,517
10/31/2002	$10,883	$10,932
11/30/2002	$11,413	$11,466
12/31/2002	$11,466	$11,528
1/31/2003	$11,128	$11,190
2/28/2003	$11,433	$11,502
3/31/2003	$11,630	$11,703
4/30/2003	$12,069	$12,152
5/31/2003	$12,722	$12,819
6/30/2003	$12,994	$13,100
7/31/2003	$13,755	$13,873
8/31/2003	$13,914	$14,038
9/30/2003	$14,408	$14,542
10/31/2003	$14,617	$14,759
11/30/2003	$15,226	$15,379
12/31/2003	$15,684	$15,847
1/31/2004	$16,390	$16,565
2/29/2004	$16,704	$16,883
3/31/2004	$17,727	$17,928
4/30/2004	$15,083	$15,257

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Real Estate	10.75%
Real Estate Investment Trust	89.15%
Short-Term and Net Other Assets	0.10%

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 24.97%, while the Index returned 25.55%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Real estate shares continued to perform well during the reporting period, benefiting from high demand in a low-interest rate environment. In addition, the improving economic conditions translated into increased business for shopping malls, public storage facilities, and other areas that benefited individual constituents of the Index.

Nine of the Fund’s ten largest holdings posted gains during the reporting period. General Growth Properties Inc. (5.43% of the net assets of the Fund as of April 30, 2004), which owns, develops and manages shopping centers and malls, was the best performer, gaining 46.22% during the reporting period. Vornado Realty Trust (5.29% of the net assets of the Fund as of April 30, 2004) climbed 32.76%. The largest holding at 8.04% of the Fund’s net assets as of April 30, 2004, Simon Property Group Inc., whose main holdings are shopping malls, gained 31.29%. Public Storage Inc. (4.91% of the net assets of the Fund as of April 30, 2004) returned 29.98%. The weakest performer among the Fund’s ten largest holdings was Equity Office Properties Trust (7.46% of the net assets of the Fund as of April 30, 2004), which declined 3.08% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	19

Schedule of Investments

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.96%

Du Pont (E.I.) de Nemours and Co.	1,065,854	$45,778,429
Dow Chemical Co. (The)	984,287	39,066,351
Alcoa Inc.	928,605	28,554,604
International Paper Co.	513,705	20,712,586
Newmont Mining Corp.	416,870	15,590,938
Weyerhaeuser Co.	236,836	14,020,691
Praxair Inc.	347,657	12,706,863
Air Products & Chemicals Inc.	227,686	11,341,040
PPG Industries Inc.	183,081	10,858,534
Georgia-Pacific Corp.	239,700	8,413,470
Avery Dennison Corp.	104,417	6,706,704
Phelps Dodge Corp.[1]	97,306	6,405,654
Rohm & Haas Co.	154,177	5,978,984
Ecolab Inc.	198,112	5,903,738
MeadWestvaco Corp.	215,065	5,623,950
Freeport-McMoRan Copper & Gold Inc.	178,696	5,450,228
Nucor Corp.	76,096	4,520,102
Engelhard Corp.	134,229	3,898,010
Sigma-Aldrich Corp.	63,376	3,589,617
Eastman Chemical Co.	82,597	3,516,154
United States Steel Corp.	112,502	3,220,932
Boise Cascade Corp.	93,349	3,148,662
International Flavors & Fragrances Inc.	85,715	3,107,169
Lyondell Chemical Co.	189,208	3,093,551
Valspar Corp. (The)	50,365	2,500,622
Louisiana-Pacific Corp.	105,964	2,499,691
Bowater Inc.	59,098	2,479,161
Cabot Corp.	65,849	2,225,696
RPM International Inc.	123,481	1,862,094
Lubrizol Corp.	55,007	1,749,223
FMC Corp.[1]	35,692	1,530,830
Cytec Industries Inc.	38,734	1,523,021
Airgas Inc.	67,768	1,501,061
IMC Global Inc.	111,848	1,405,929
Worthington Industries Inc.	74,914	1,352,198
Minerals Technologies Inc.	21,854	1,281,737
Olin Corp.	73,849	1,275,372
Hercules Inc.[1]	106,937	1,188,070
Great Lakes Chemical Corp.	47,017	1,181,067
Potlatch Corp.	30,838	1,168,143
Ferro Corp.	44,289	1,146,642
Millennium Chemicals Inc.	68,174	1,116,008
Georgia Gulf Corp.	34,956	1,113,698
Couer d’Alene Mines Corp.[1]	228,980	1,060,177
Meridian Gold Inc.[1]	106,396	1,055,448
Albemarle Corp.	35,131	1,027,582
Sensient Technologies Corp.	46,643	954,316
Fuller (H.B.) Co.	30,403	833,042
Cabot Microelectronics Corp.[1]	26,529	783,401
MacDermid Inc.	24,016	777,638
OM Group Inc.[1]	30,377	773,095
Crompton Corp.	119,156	741,150
Allegheny Technologies Inc.	71,835	734,154
Wausau-Mosinee Paper Corp.	51,671	724,944
Cambrex Corp.	26,146	646,329
Schulman (A.) Inc.	32,049	640,980
Stillwater Mining Co.[1]	46,617	626,066
Carpenter Technology Corp.	21,608	590,115
Cleveland-Cliffs Inc.[1]	11,279	534,399
WD-40 Co.	17,072	518,135
AK Steel Holding Corp.[1]	109,685	515,520
Caraustar Industries Inc.[1]	30,283	383,080
RTI International Metals Inc.[1]	22,464	329,098
Tredegar Corp.	24,350	323,612
Ryerson Tull Inc.	24,467	287,243
Wellman Inc.	34,516	279,234
Pope & Talbot Inc.	15,942	264,637

TOTAL COMMON STOCKS (Cost: $314,430,627)		316,710,619

SHORT-TERM INVESTMENTS – 7.34%

MONEY MARKET FUNDS – 2.69%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	5,820,734	5,820,734
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	2,074,973	2,074,973

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[2]	95,709	$95,709
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	536,270	536,270

		8,527,686
FLOATING RATE NOTES – 1.83%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$94,317	94,317
1.06%, 09/15/04[2,4]	188,634	188,627
1.06%, 10/12/04[2,4]	94,317	94,313
1.14%, 03/15/05[2,4]	94,317	94,382
1.15%, 08/23/04[2,4]	94,317	94,342
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	141,475	141,467
1.38%, 11/22/04[2]	47,158	47,160
1.40%, 10/29/04[2]	188,634	188,632
CC USA Inc.
1.06%, 05/24/04[2,4]	188,634	188,633
1.07%, 07/16/04[2]	47,158	47,055
1.10%, 07/15/04[2,4]	94,317	94,324
1.29%, 04/15/05[2,4]	188,634	188,616
1.51%, 02/15/05[2,4]	122,612	122,766
Dorada Finance Inc.
1.04%, 07/01/04[2]	66,022	65,909
1.06%, 05/20/04[2,4]	188,634	188,633
1.24%, 08/09/04[2]	47,158	47,157
1.48%, 01/18/05[2,4]	141,475	141,470
Five Finance Inc.
1.05%, 04/29/05[2,4]	150,907	150,892
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	188,634	188,634
1.24%, 04/01/05[2]	120,726	120,715
K2 USA LLC
1.06%, 08/16/04[2,4]	47,158	47,156
1.06%, 09/27/04[2,4]	203,725	203,712
1.07%, 05/17/04[2]	94,317	94,317
1.46%, 01/12/05[2,4]	94,317	94,310

Security	Principal	Value
Links Finance LLC
1.05%, 04/15/05[2,4]	$188,634	$188,598
1.06%, 05/04/04[2]	94,317	94,317
1.06%, 06/28/04[2]	94,317	94,314
1.09%, 07/20/04[2]	75,454	75,450
1.19%, 04/25/05[2]	188,634	188,754
Nationwide Building Society
1.11%, 04/28/05[2,4]	188,634	188,634
1.14%, 07/23/04[2,4]	141,475	141,475
Northern Rock PLC
1.11%, 01/13/05[2,4]	179,202	179,202
Permanent Financing PLC
1.05%, 03/10/05[2]	188,634	188,634
1.06%, 12/10/04[2]	94,317	94,317
Sigma Finance Inc.
1.05%, 07/01/04[2]	94,317	94,313
1.08%, 10/07/04[2]	188,634	188,618
1.09%, 07/20/04[2]	94,317	94,313
1.24%, 08/06/04[2]	47,158	47,157
Tango Finance Corp.
1.06%, 07/06/04[2,4]	56,590	56,589
1.06%, 01/18/05[2,4]	82,999	82,993
1.06%, 04/07/05[2,4]	69,229	69,222
1.07%, 02/25/05[2,4]	105,635	105,618
1.08%, 07/15/04[2,4]	56,590	56,586
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	94,317	94,311
1.26%, 10/20/04[2,4]	46,725	46,447
1.32%, 02/04/05[2,4]	47,158	47,151
White Pine Finance LLC
1.05%, 07/06/04[2]	113,180	113,178
1.05%, 04/15/05[2,4]	141,475	141,449
1.06%, 08/26/04[2,4]	94,317	94,312
1.06%, 11/15/04[2,4]	113,180	113,180

		5,806,671
COMMERCIAL PAPER – 1.53%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	94,317	94,271
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	76,397	76,392
1.04%, 05/21/04[2]	113,180	113,121

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Barton Capital Corp.
1.03%, 05/03/04[2]	$47,204	$47,204
1.03%, 05/06/04[2]	47,158	47,154
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	94,317	94,268
Cantabric Finance LLC
1.09%, 07/22/04[2]	141,475	141,133
Corporate Asset Funding
1.05%, 05/21/04[2]	98,090	98,038
CRC Funding LLC
1.04%, 06/03/04[2]	188,634	188,465
1.10%, 07/07/04[2]	73,567	73,421
Delaware Funding Corp.
1.03%, 05/05/04[2]	141,632	141,624
1.03%, 05/21/04[2]	47,158	47,134
Edison Asset Securitization
1.03%, 05/06/04[2]	141,475	141,463
1.04%, 06/17/04[2]	188,634	188,389
1.05%, 06/22/04[2]	94,317	94,179
1.07%, 09/21/04[2]	94,317	93,922
Eureka Securitization Inc.
1.03%, 05/25/04[2]	37,727	37,703
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	94,317	94,312
1.04%, 05/25/04[2]	141,475	141,386
1.04%, 05/26/04[2]	188,634	188,509
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	47,158	47,143
Galaxy Funding Inc.
1.05%, 05/17/04[2]	94,317	94,279
1.07%, 07/20/04[2]	84,885	84,688
Gemini Securitization Corp.
1.03%, 05/24/04[2]	47,158	47,130
GIRO Funding US Corp.
1.05%, 05/19/04[2]	47,158	47,136
Grampian Funding LLC
1.26%, 10/22/04[2]	188,634	187,503
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	141,475	141,406
1.04%, 05/24/04[2]	94,317	94,260
1.04%, 05/26/04[2]	129,312	129,227
1.04%, 05/27/04[2]	169,771	169,653
New Center Asset Trust
1.06%, 05/03/04[2]	235,792	235,793
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	94,317	94,306
Polonius Inc.
1.04%, 05/21/04[2]	109,125	109,068
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	47,158	47,135
Scaldis Capital LLC
1.04%, 05/07/04[2]	94,317	94,306
1.04%, 05/20/04[2]	254,946	254,822
1.04%, 05/25/04[2]	94,317	94,257
1.05%, 06/30/04[2]	67,531	67,417
Sydney Capital Corp.
1.25%, 10/22/04[2]	62,777	62,402
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	94,317	94,271
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	68,010	68,010
Windmill Funding Corp.
1.03%, 05/05/04[2]	141,475	141,467
1.03%, 05/06/04[2]	94,317	94,309
1.03%, 05/10/04[2]	188,634	188,596

		4,830,672
TIME DEPOSITS – 0.97%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	188,634	188,634
1.33%, 02/10/05[2]	94,317	94,306
1.39%, 02/02/05[2]	94,317	94,307
1.39%, 04/08/05[2]	132,044	132,026
1.40%, 10/25/04[2]	188,634	188,620
Bank of New York
1.39%, 11/01/04[2]	188,634	188,625
Bank of Novia Scotia
1.13%, 10/06/04[2]	188,634	188,634
1.24%, 10/07/04[2]	141,475	141,469
1.42%, 10/29/04[2]	141,475	141,481
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	188,634	188,640

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Prudential Funding LLC
1.06%, 05/03/04[2]	$282,951	$282,951
Toronto-Dominion Bank
1.04%, 06/22/04[2]	47,158	47,158
1.22%, 03/23/05[2]	330,109	330,058
1.34%, 02/10/05[2]	75,454	75,445
1.41%, 11/01/04[2]	141,475	141,468
UBS Finance (Delaware)
1.10%, 09/08/04[2]	188,634	187,896
1.11%, 12/17/04[2]	282,951	280,962
1.14%, 09/29/04[2]	188,634	187,748

		3,080,428
U.S. GOVERNMENT AGENCY NOTES – 0.19%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	141,475	141,435
1.28%, 08/19/04[2]	75,454	75,164
1.63%, 04/15/05[2]	132,044	132,444
Federal National Mortgage Association
1.28%, 08/20/04[2]	245,224	244,274

		593,317
REPURCHASE AGREEMENTS – 0.13%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	405,563	405,562

		405,562

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,244,336)		23,244,336

TOTAL INVESTMENTS IN SECURITIES – 107.30% (Cost: $337,674,963)		339,954,955

Other Assets, Less Liabilities – (7.30%)		(23,116,197)

NET ASSETS – 100.00%		$316,838,758

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.99%

Wal-Mart Stores Inc.	351,082	$20,011,674
Home Depot Inc.	298,880	10,517,587
Time Warner Inc.[1]	573,424	9,644,992
Viacom Inc. Class B	198,887	7,686,983
Walt Disney Co. (The)	269,011	6,195,323
Comcast Corp. Class A1	165,035	4,967,553
Lowe’s Companies Inc.	93,687	4,877,345
Target Corp.	108,512	4,706,165
Walgreen Co.	134,675	4,643,594
McDonald’s Corp.	166,768	4,541,093
Cardinal Health Inc.	57,101	4,182,648
Liberty Media Corp. Class A1	353,706	3,869,544
Ford Motor Company	231,343	3,553,428
Comcast Corp. Special Class A1	120,331	3,488,396
Gannett Co. Inc.	35,625	3,087,975
Clear Channel Communications Inc.	73,749	3,059,846
General Motors Corp.	60,392	2,863,789
Costco Wholesale Corp.[1]	60,205	2,254,677
Harley-Davidson Inc.	39,825	2,242,944
Carnival Corp.	50,541	2,156,584
DIRECTV Group Inc. (The)[1]	120,018	2,148,322
Starbucks Corp.[1]	52,003	2,020,837
CVS Corp.	51,869	2,003,699
Omnicom Group Inc.	25,107	1,996,258
Electronic Arts Inc.[1]	39,211	1,984,861
McGraw-Hill Companies Inc. (The)	25,137	1,982,304
Gap Inc. (The)	85,665	1,885,487
Best Buy Co. Inc.	34,702	1,882,584
International Game Technology Inc.	45,551	1,719,095
Staples Inc.	65,097	1,676,899
Amazon.com Inc.[1]	38,521	1,674,123
Kohls Corp.[1]	39,851	1,665,373
Nike Inc. Class B	22,629	1,628,157
TJX Companies Inc.	66,192	1,626,337
Yum! Brands Inc.[1]	38,633	1,498,574
Bed Bath & Beyond Inc.[1]	39,246	1,456,812
Tribune Co.	28,701	1,374,204
Johnson Controls Inc.	24,762	1,358,443
Southwest Airlines Co.	93,356	1,333,124
Sears, Roebuck and Co.	32,081	1,284,844
Penney (J.C.) Co. Inc. (Holding Co.)	35,794	1,211,985
Limited Brands Inc.	57,806	1,193,116
McKesson Corp.	36,082	1,185,655
Federated Department Stores Inc.	23,787	1,165,563
May Department Stores Co. (The)	37,836	1,165,349
Marriott International Inc. Class A	24,185	1,140,565
EchoStar Communications Corp.[1]	32,262	1,070,776
Starwood Hotels & Resorts Worldwide Inc.	26,869	1,069,118
Coach Inc.[1]	24,560	1,046,256
Univision Communications Inc. Class A1	29,817	1,009,305
Eastman Kodak Co.	37,552	968,466
Mattel Inc.	56,340	955,526
New York Times Co. Class A	19,672	901,174
Hilton Hotels Corp.	49,690	869,078
Cox Communications Inc. Class A1	26,235	857,622
AmerisourceBergen Corp.	14,744	853,530
Interpublic Group of Companies Inc.[1]	54,340	852,595
Genuine Parts Co.	22,824	817,099
Knight Ridder Inc.	10,521	814,746
AutoZone Inc.[1]	8,913	780,511
D.R. Horton Inc.	26,994	777,427
Centex Corp.	16,211	777,317
Harrah’s Entertainment Inc.	14,412	766,430
Lennar Corp. Class A	16,193	758,642
Tiffany & Co.	19,306	752,934
Dollar General Corp.	39,941	749,293
Washington Post Company (The) Class B	796	732,320
Office Depot Inc.[1]	40,902	716,194
Family Dollar Stores Inc.	21,261	683,329
Pulte Homes Inc.	13,648	671,072
RadioShack Corp.	21,613	664,816
Delphi Corp.	64,913	662,113

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Harman International Industries Inc.	8,626	$654,282
Fox Entertainment Group Inc. Class A1	22,878	637,152
Ross Stores Inc.	19,934	607,987
Jones Apparel Group Inc.	16,531	605,035
Leggett & Platt Inc.	25,115	567,599
NTL Inc.[1]	9,947	564,691
Wendy’s International Inc.	14,204	553,956
Scripps (E.W.) Co. Class A	5,193	548,121
Mohawk Industries Inc.[1]	7,024	541,831
Lear Corp.	8,918	540,609
Cablevision Systems Corp.[1]	24,651	538,131
XM Satellite Radio Holdings Inc. Class A1	21,813	522,639
Royal Caribbean Cruises Ltd.	12,825	519,797
VF Corp.	11,250	519,300
PETsMART Inc.	18,702	518,045
Whirlpool Corp.	7,818	512,157
Liz Claiborne Inc.	14,356	503,896
Nordstrom Inc.	13,513	481,468
Brinker International Inc.[1]	12,515	481,327
Fastenal Co.	8,640	474,077
GTECH Holdings Corp.	7,723	470,485
Brunswick Corp.	11,363	467,133
Sirius Satellite Radio Inc.[1]	140,712	464,350
Chico’s FAS Inc.[1]	11,390	463,915
Caesars Entertainment Inc.[1]	34,655	459,179
Foot Locker Inc.	18,915	453,960
AutoNation Inc.[1]	26,532	451,575
Darden Restaurants Inc.	19,862	450,073
Michaels Stores Inc.	8,953	447,919
Lamar Advertising Co.[1]	10,805	443,653
Mandalay Resort Group	7,614	437,424
Toys R Us Inc.[1]	27,916	431,302
Dollar Tree Stores Inc.[1]	15,139	407,996
Henry Schein Inc.[1]	5,748	405,062
Williams-Sonoma Inc.[1]	12,408	403,012
Abercrombie & Fitch Co. Class A	12,712	399,792
Gentex Corp.	10,111	397,666
Dana Corp.	19,429	391,689
Outback Steakhouse Inc.	8,855	389,000
Hasbro Inc.	20,478	386,829
ARAMARK Corp. Class B	12,919	369,483
MGM Mirage[1]	8,004	366,663
Belo (A.H.) Corp.	12,874	366,394
UnitedGlobalCom Inc. Class A1	46,985	351,448
CarMax Inc.[1]	13,551	351,242
KB Home	4,920	339,136
Advance Auto Parts Inc.[1]	7,454	321,640
NVR Inc.[1]	710	320,210
O’Reilly Automotive Inc.[1]	7,124	319,796
JetBlue Airways Corp.[1]	11,401	315,580
Westwood One Inc.[1]	10,395	307,068
Circuit City Stores Inc.	25,127	293,483
BorgWarner Inc.	3,576	293,017
Rite Aid Corp.[1]	58,448	286,395
Applebee’s International Inc.	7,252	281,233
Meredith Corp.	5,296	269,778
Activision Inc.[1]	17,843	268,716
Maytag Corp.	9,605	267,979
Cheesecake Factory (The)[1]	6,322	267,737
Ruby Tuesday Inc.	8,725	261,052
Ryland Group Inc.	3,261	257,456
Herman Miller Inc.	9,640	253,339
Borders Group Inc.	10,360	248,329
Dow Jones & Co. Inc.	5,293	243,954
Krispy Kreme Doughnuts Inc.[1]	7,498	243,760
CBRL Group Inc.	6,482	243,399
Polaris Industries Inc.	5,642	242,042
Toll Brothers Inc.[1]	6,106	241,614
AnnTaylor Stores Corp.[1]	5,930	240,343
Pier 1 Imports Inc.	11,544	238,499
Entercom Communications Corp.[1]	5,180	236,208
AMR Corp.[1]	20,788	235,944
Polo Ralph Lauren Corp.	6,801	235,315
HON Industries Inc.	6,226	230,424
Saks Inc.	15,942	229,565
Lee Enterprises Inc.	4,770	227,911
Metro-Goldwyn-Mayer Inc.[1]	10,718	225,292
BJ’s Wholesale Club Inc.[1]	9,241	223,909
Kmart Holding Corp.[1]	4,983	222,939

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Pacific Sunwear of California Inc.[1]	10,373	$222,708
Reebok International Ltd.	6,029	219,335
Claire’s Stores Inc.	10,732	218,718
Big Lots Inc.[1]	15,406	218,149
Viacom Inc. Class A	5,562	217,808
Pixar Inc.[1]	3,181	217,262
Barnes & Noble Inc.[1]	7,112	212,435
Valassis Communications Inc.[1]	6,812	210,491
Cooper Tire & Rubber Co.	9,719	207,889
Ethan Allen Interiors Inc.	4,924	204,691
Standard-Pacific Corp.	3,980	200,751
Extended Stay America Inc.	10,285	200,043
Goodyear Tire & Rubber Co. (The)[1]	22,743	198,092
M.D.C. Holdings Inc.	3,129	193,341
Station Casinos Inc.	4,286	193,213
Linens ‘n Things Inc.[1]	5,936	192,564
Media General Inc. Class A	2,669	191,848
Avid Technology Inc.[1]	3,983	191,064
ArvinMeritor Inc.	9,211	190,576
Furniture Brands International Inc.	6,770	190,508
Zale Corp.[1]	3,382	189,121
Pep Boys-Manny, Moe & Jack Inc.	6,840	187,895
Tommy Hilfiger Corp.[1]	11,989	187,028
Donnelley (R.H.) Corp.[1]	4,121	186,640
Neiman-Marcus Group Inc. Class A	3,823	185,951
McClatchy Co. (The) Class A	2,607	185,097
Beazer Homes USA Inc.	1,809	178,096
Visteon Corp.	16,289	176,899
CEC Entertainment Inc.[1]	5,103	174,370
Urban Outfitters Inc.[1]	3,722	171,845
American Eagle Outfitters Inc.[1]	6,668	171,301
Take-Two Interactive Software Inc.[1]	5,920	171,029
Marvel Enterprises Inc.[1]	8,935	169,676
American Greetings Corp. Class A1	8,198	168,059
Sonic Corp.[1]	5,113	164,997
Wynn Resorts Ltd.[1]	4,122	164,591
Hollinger International Inc.	8,118	161,954
Tractor Supply Co.[1]	4,106	160,380
Readers Digest Association Inc. (The)	11,182	160,238
Quiksilver Inc.[1]	7,408	160,235
PETCO Animal Supplies Inc.[1]	5,445	159,865
Harte-Hanks Inc.	6,658	159,526
Radio One Inc. Class D1	8,365	158,600
Timberland Co. Class A1	2,515	157,741
Hovnanian Enterprises Inc. Class A1	4,369	157,153
Gemstar-TV Guide International Inc.[1]	28,107	157,118
Wiley (John) & Sons Inc. Class A	5,129	156,947
P.F. Chang’s China Bistro Inc.[1]	3,165	154,642
La Quinta Corp.[1]	21,405	153,902
American Axle & Manufacturing Holdings Inc.[1]	4,000	153,880
Aeropostale Inc.[1]	6,995	153,809
Emmis Communications Corp.[1]	6,550	153,270
Alliance Gaming Corp.[1]	6,056	151,218
Dillards Inc. Class A	8,902	149,821
Panera Bread Co. Class A1	3,628	148,276
International Speedway Corp. Class A	3,495	147,244
Cumulus Media Inc. Class A1	6,960	146,299
Scientific Games Corp. Class A1	8,092	145,980
La-Z-Boy Inc.	6,961	145,067
Callaway Golf Co.	8,521	144,601
Thor Industries Inc.	5,159	143,730
Wolverine World Wide Inc.	5,224	140,421
Kellwood Co.	3,553	140,166
Bob Evans Farms Inc.	4,571	140,147
SkyWest Inc.	7,671	139,612
Hot Topic Inc.[1]	6,262	139,392
Tuesday Morning Corp.[1]	4,668	137,659
DoubleClick Inc.[1]	16,997	137,166
Airtran Holdings Inc.[1]	11,134	135,946
Guitar Center Inc.[1]	3,218	133,611
Charter Communications Inc. Class A1	33,094	132,376
99 Cents Only Stores[1]	6,696	132,313
Jack in the Box Inc.[1]	4,812	130,309
Payless ShoeSource Inc.[1]	9,092	128,652
Winnebago Industries Inc.	4,449	128,265
Scholastic Corp.[1]	4,483	127,138

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Owens & Minor Inc.	5,153	$125,218
Fossil Inc.[1]	5,069	124,140
ADVO Inc.	3,924	123,214
FactSet Research Systems Inc.	2,939	116,855
Aztar Corp.[1]	4,426	114,633
Sports Authority Inc. (The)[1]	2,877	110,304
Men’s Wearhouse Inc. (The)[1]	4,326	110,270
Talbots Inc. (The)	3,150	110,092
Modine Manufacturing Co.	3,946	108,515
IHOP Corp.	2,824	104,912
Catalina Marketing Corp.[1]	6,301	104,471
Charming Shoppes Inc.[1]	14,590	103,005
Cost Plus Inc.[1]	2,845	102,989
Ryan’s Family Steak Houses Inc.[1]	5,672	102,890
Cox Radio Inc. Class A1	4,957	102,659
PSS World Medical Inc.[1]	8,752	97,935
Priority Healthcare Corp. Class B1	4,839	97,022
Hollywood Entertainment Corp.[1]	7,106	95,647
Hearst-Argyle Television Inc.	3,565	93,581
Delta Air Lines Inc.	15,007	93,344
Continental Airlines Inc. Class B1	8,682	92,550
Six Flags Inc.[1]	12,398	92,117
THQ Inc.[1]	4,918	91,180
Lexar Media Inc.[1]	9,734	90,526
Superior Industries International Inc.	2,639	89,937
Christopher & Banks Corp.	4,977	89,039
NetFlix Inc.[1]	3,424	86,593
Champion Enterprises Inc.[1]	7,761	84,517
Fred’s Inc.	4,277	79,424
Interactive Data Corp.[1]	4,592	76,778
Sinclair Broadcast Group Inc. Class A1	6,206	76,706
Alaska Air Group Inc.[1]	3,458	76,526
WMS Industries Inc.[1]	2,688	75,909
Longs Drug Stores Corp.	3,863	75,715
Lone Star Steakhouse & Saloon Inc.	2,348	72,201
Fleetwood Enterprises Inc.[1]	4,971	72,079
Northwest Airlines Corp.[1]	7,595	71,393
Steelcase Inc. Class A	5,375	66,059
Lennar Corp. Class B	1,434	62,953
Nautilus Group Inc. (The)	3,901	62,728
Genesco Inc.[1]	2,751	61,210
Russell Corp.	3,600	59,868
Papa John’s International Inc.[1]	1,736	58,069
Phillips-Van Heusen Corp.	3,174	57,354
Prime Hospitality Corp.[1]	5,607	56,350
Jakks Pacific Inc.[1]	3,242	56,314
Pinnacle Entertainment Inc.[1]	4,752	54,268
Stride Rite Corp.	5,057	54,262
Insight Communications Co. Inc.[1]	5,921	53,940
ShopKo Stores Inc.[1]	3,940	52,244
Duane Reade Inc.[1]	3,078	51,372
Cato Corp. Class A	2,539	50,831
Children’s Place Retail Stores Inc. (The)[1]	1,908	50,257
ValueVision Media Inc. Class A1	3,392	47,624
Interface Inc. Class A1	5,498	46,898
Dress Barn Inc.[1]	2,712	45,616
Oakley Inc.	3,259	45,105
Triarc Companies Inc. Class B	4,077	42,605
Stein Mart Inc.[1]	3,251	41,353
Atlantic Coast Airlines Holdings Inc.[1]	6,258	40,990
Kenneth Cole Productions Class A	1,174	40,609
Young Broadcasting Inc. Class A1	2,270	40,088
Tower Automotive Inc.[1]	6,374	32,635
Triarc Companies Inc.	1,801	19,811
Bally Total Fitness Holding Corp.[1]	4,434	18,268
Unifi Inc.[1]	6,549	16,372

TOTAL COMMON STOCKS (Cost: $222,719,807)		219,354,494

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 9.73%

MONEY MARKET FUNDS – 3.54%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	5,273,866	$5,273,866
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,914,221	1,914,221
BlackRock Temp Cash Money Market Fund[2]	88,295	88,295
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	494,724	494,724

		7,771,106
FLOATING RATE NOTES – 2.44%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$87,010	87,009
1.06%, 09/15/04[2,4]	174,020	174,014
1.06%, 10/12/04[2,4]	87,010	87,006
1.14%, 03/15/05[2,4]	87,010	87,070
1.15%, 08/23/04[2,4]	87,010	87,033
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	130,515	130,507
1.38%, 11/22/04[2]	43,505	43,507
1.40%, 10/29/04[2]	174,020	174,018
CC USA Inc.
1.06%, 05/24/04[2,4]	174,020	174,020
1.07%, 07/16/04[2]	43,505	43,409
1.10%, 07/15/04[2,4]	87,010	87,016
1.29%, 04/15/05[2,4]	174,020	174,004
1.51%, 02/15/05[2,4]	113,113	113,254
Dorada Finance Inc.
1.04%, 07/01/04[2]	60,907	60,803
1.06%, 05/20/04[2,4]	174,020	174,019
1.24%, 08/09/04[2]	43,505	43,503
1.48%, 01/18/05[2,4]	130,515	130,510
Five Finance Inc.
1.05%, 04/29/05[2,4]	139,216	139,203

Security	Principal	Value
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	$174,020	$174,020
1.24%, 04/01/05[2]	111,373	111,363
K2 USA LLC
1.06%, 08/16/04[2,4]	43,505	43,503
1.06%, 09/27/04[2,4]	187,942	187,930
1.07%, 05/17/04[2]	87,010	87,010
1.46%, 01/12/05[2,4]	87,010	87,005
Links Finance LLC
1.05%, 04/15/05[2,4]	174,020	173,988
1.06%, 05/04/04[2]	87,010	87,010
1.06%, 06/28/04[2]	87,010	87,007
1.09%, 07/20/04[2]	69,608	69,605
1.19%, 04/25/05[2]	174,020	174,131
Nationwide Building Society
1.11%, 04/28/05[2,4]	174,020	174,020
1.14%, 07/23/04[2,4]	130,515	130,515
Northern Rock PLC
1.11%, 01/13/05[2,4]	165,319	165,319
Permanent Financing PLC
1.05%, 03/10/05[2]	174,020	174,020
1.06%, 12/10/04[2]	87,010	87,010
Sigma Finance Inc.
1.05%, 07/01/04[2]	87,010	87,007
1.08%, 10/07/04[2]	174,020	174,005
1.09%, 07/20/04[2]	87,010	87,006
1.24%, 08/06/04[2]	43,505	43,504
Tango Finance Corp.
1.06%, 07/06/04[2,4]	52,206	52,205
1.06%, 01/18/05[2,4]	76,569	76,563
1.06%, 04/07/05[2,4]	63,865	63,859
1.07%, 02/25/05[2,4]	97,451	97,435
1.08%, 07/15/04[2,4]	52,206	52,203
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	87,010	87,004
1.26%, 10/20/04[2,4]	43,105	42,849
1.32%, 02/04/05[2,4]	43,505	43,498

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
White Pine Finance LLC
1.05%, 07/06/04[2]	$104,412	$104,410
1.05%, 04/15/05[2,4]	130,515	130,490
1.06%, 08/26/04[2,4]	87,010	87,006
1.06%, 11/15/04[2,4]	104,412	104,412

		5,356,817
COMMERCIAL PAPER – 2.03%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	87,010	86,967
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	70,478	70,475
1.04%, 05/21/04[2]	104,412	104,358
Barton Capital Corp.
1.03%, 05/03/04[2]	43,547	43,547
1.03%, 05/06/04[2]	43,505	43,501
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	87,010	86,965
Cantabric Finance LLC
1.09%, 07/22/04[2]	130,515	130,199
Corporate Asset Funding
1.05%, 05/21/04[2]	90,490	90,443
CRC Funding LLC
1.04%, 06/03/04[2]	174,020	173,864
1.10%, 07/07/04[2]	67,868	67,733
Delaware Funding Corp.
1.03%, 05/05/04[2]	130,660	130,652
1.03%, 05/21/04[2]	43,505	43,483
Edison Asset Securitization
1.03%, 05/06/04[2]	130,515	130,504
1.04%, 06/17/04[2]	174,020	173,794
1.05%, 06/22/04[2]	87,010	86,883
1.07%, 09/21/04[2]	87,010	86,646
Eureka Securitization Inc.
1.03%, 05/25/04[2]	34,804	34,782
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	87,010	87,005
1.04%, 05/25/04[2]	130,515	130,433
1.04%, 05/26/04[2]	174,020	173,905
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	43,505	43,491
Galaxy Funding Inc.
1.05%, 05/17/04[2]	87,010	86,975
1.07%, 07/20/04[2]	78,309	78,127
Gemini Securitization Corp.
1.03%, 05/24/04[2]	43,505	43,479
GIRO Funding US Corp.
1.05%, 05/19/04[2]	43,505	43,485
Grampian Funding LLC
1.26%, 10/22/04[2]	174,020	172,977
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	130,515	130,451
1.04%, 05/24/04[2]	87,010	86,957
1.04%, 05/26/04[2]	119,294	119,215
1.04%, 05/27/04[2]	156,618	156,510
New Center Asset Trust
1.06%, 05/03/04[2]	217,525	217,525
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	87,010	87,000
Polonius Inc.
1.04%, 05/21/04[2]	100,671	100,618
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	43,505	43,484
Scaldis Capital LLC
1.04%, 05/07/04[2]	87,010	87,000
1.04%, 05/20/04[2]	235,195	235,080
1.04%, 05/25/04[2]	87,010	86,955
1.05%, 06/30/04[2]	62,299	62,194
Sydney Capital Corp.
1.25%, 10/22/04[2]	57,914	57,568
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	87,010	86,967
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	62,741	62,742
Windmill Funding Corp.
1.03%, 05/05/04[2]	130,515	130,508
1.03%, 05/06/04[2]	87,010	87,003
1.03%, 05/10/04[2]	174,020	173,985

		4,456,435

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
TIME DEPOSITS – 1.30%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	$174,020	$174,020
1.33%, 02/10/05[2]	87,010	87,000
1.39%, 02/02/05[2]	87,010	87,000
1.39%, 04/08/05[2]	121,814	121,797
1.40%, 10/25/04[2]	174,020	174,008
Bank of New York
1.39%, 11/01/04[2]	174,020	174,011
Bank of Novia Scotia
1.13%, 10/06/04[2]	174,020	174,020
1.24%, 10/07/04[2]	130,515	130,509
1.42%, 10/29/04[2]	130,515	130,520
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	174,020	174,026
Prudential Funding LLC
1.06%, 05/03/04[2]	261,030	261,030
Toronto-Dominion Bank
1.04%, 06/22/04[2]	43,505	43,505
1.22%, 03/23/05[2]	304,535	304,488
1.34%, 02/10/05[2]	69,608	69,600
1.41%, 11/01/04[2]	130,515	130,509
UBS Finance (Delaware)
1.10%, 09/08/04[2]	174,020	173,339
1.11%, 12/17/04[2]	261,030	259,196
1.14%, 09/29/04[2]	174,020	173,203

		2,841,781
U.S. GOVERNMENT AGENCY NOTES – 0.25%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	130,515	130,478
1.28%, 08/19/04[2]	69,608	69,341
1.63%, 04/15/05[2]	121,814	122,183
Federal National Mortgage Association
1.28%, 08/20/04[2]	226,226	225,343

		547,345
REPURCHASE AGREEMENTS – 0.17%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	374,144	374,144

		374,144

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,347,628)		21,347,628

TOTAL INVESTMENTS IN SECURITIES – 109.72% (Cost: $244,067,435)		240,702,122
Other Assets, Less Liabilities – (9.72%)		(21,315,336)

NET ASSETS – 100.00%		$219,386,786

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value

COMMON STOCKS – 99.94%

Procter & Gamble Co.	353,709	$37,404,727
Coca-Cola Co. (The)	615,354	31,118,452
Altria Group Inc.	555,893	30,785,354
PepsiCo Inc.	469,845	25,601,854
Anheuser-Busch Companies Inc.	222,989	11,425,956
Gillette Co. (The)	250,521	10,251,319
eBay Inc.[1]	118,133	9,429,376
Kimberly-Clark Corp.	137,271	8,984,387
Colgate-Palmolive Co.	136,614	7,907,218
Sysco Corp.	176,454	6,749,366
Cendant Corp.	281,928	6,676,055
Avon Products Inc.	64,729	5,437,236
Sara Lee Corp.	216,543	4,997,812
InterActiveCorp[1]	145,006	4,621,341
ConAgra Foods Inc.	146,956	4,245,559
General Mills Inc.	80,838	3,940,853
Heinz (H.J.) Co.	96,367	3,680,256
Apollo Group Inc. Class A1	38,740	3,520,691
Kroger Co.[1]	185,967	3,254,423
Fortune Brands Inc.	40,045	3,053,431
Archer-Daniels-Midland Co.	161,872	2,842,472
Safeway Inc.[1]	121,065	2,778,442
Kellogg Co.	64,704	2,775,802
Kraft Foods Inc.	75,708	2,491,550
Wrigley (William Jr.) Co.	37,326	2,303,014
Clorox Co.	42,175	2,183,821
Hershey Foods Corp.	24,124	2,144,382
Block (H & R) Inc.	45,192	2,038,611
Albertson’s Inc.	87,171	2,036,315
Campbell Soup Co.	69,724	1,926,474
Newell Rubbermaid Inc.	75,112	1,775,648
Coca-Cola Enterprises Inc.	65,567	1,770,309
UST Inc.	45,309	1,685,948
Career Education Corp.[1]	25,932	1,659,648
R.J. Reynolds Tobacco Holdings Inc.	23,117	1,497,288
Dean Foods Co.[1]	42,628	1,431,448
Estee Lauder Companies Inc.Class A	30,621	1,399,686
Whole Foods Market Inc.	16,676	1,333,913
Pepsi Bottling Group Inc.	44,417	1,300,086
Black & Decker Corp.	21,233	1,228,329
Tyson Foods Inc. Class A	64,392	1,206,706
McCormick & Co. Inc.	33,392	1,140,671
SUPERVALU Inc.	36,726	1,130,794
Bunge Ltd.	27,293	1,011,206
ServiceMaster Co. (The)	80,719	979,121
Energizer Holdings Inc.[1]	22,276	964,551
Stanley Works (The)	22,155	941,809
Alberto-Culver Co.	18,906	891,607
Constellation Brands Inc.[1]	25,633	849,221
Corinthian Colleges Inc.[1]	24,548	751,660
Smucker (J.M.) Co. (The)	13,698	716,405
Rent-A-Center Inc.[1]	22,437	656,731
Smithfield Foods Inc.[1]	23,887	635,394
Hormel Foods Corp.	20,406	622,179
NBTY Inc.[1]	16,574	615,890
Service Corp. International[1]	82,506	609,719
Del Monte Foods Co.[1]	54,347	601,078
Education Management Corp.[1]	16,341	579,452
Regis Corp.	12,171	528,465
Brown-Forman Corp. Class B	10,896	510,587
ITT Educational Services Inc.[1]	12,556	506,383
Church & Dwight Co. Inc.	11,078	497,956
Snap-On Inc.	14,458	488,391
DeVry Inc.[1]	16,751	482,429
Dreyer’s Grand Ice Cream Holdings Inc.	5,965	471,175
Coors (Adolf) Company Class B	7,084	465,490
Strayer Education Inc.	3,686	460,639
Weight Watchers International Inc.[1]	11,567	451,113
Performance Food Group Co.[1]	12,533	440,284
PepsiAmericas Inc.	21,845	437,555
Corn Products International Inc.	9,773	415,352
Scotts Co. (The) Class A1	6,008	396,228
Sylvan Learning Systems Inc.[1]	11,025	388,631
Loews Corporation - Carolina Group	14,570	382,317
University of Phoenix Online[1]	4,018	349,807
Universal Corp.	6,909	347,108

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	14,639	$346,505
Lancaster Colony Corp.	7,667	316,647
United Rentals Inc.[1]	18,003	309,652
Flowers Foods Inc.	12,308	301,423
Blyth Inc.	9,070	294,866
Ralcorp Holdings Inc.[1]	8,021	279,211
Matthews International Corp. Class A	8,806	268,583
Tupperware Corp.	14,320	268,214
Tootsie Roll Industries Inc.	6,365	221,770
Casey’s General Store Inc.	12,891	213,475
Chiquita Brands International Inc.[1]	10,951	197,228
Stewart Enterprises Inc. Class A1	24,515	178,960
Winn-Dixie Stores Inc.	22,995	175,222
Sotheby’s Holdings Inc. Class A1	12,457	161,816
Hain Celestial Group Inc.[1]	8,005	158,499
American Italian Pasta Co. Class A	4,851	150,187
Priceline.com Inc.[1]	5,758	139,516
Interstate Bakeries Corp.	12,316	139,171
International Multifoods Corp.[1]	4,885	121,392
Roto-Rooter Inc.	2,349	113,692
Pre-Paid Legal Services Inc.[1]	4,303	107,575
Robert Mondavi Corp. (The) Class A1	2,896	104,256
Wild Oats Markets Inc.[1]	7,450	102,810
Stamps.com Inc.	10,419	71,058
Learning Tree International Inc.[1]	2,226	35,037

TOTAL COMMON STOCKS (Cost: $268,008,529)		289,389,721

SHORT-TERM INVESTMENTS – 7.40%

MONEY MARKET FUNDS – 2.68%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	5,238,307	5,238,307
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,928,892	1,928,892

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[2]	88,971	$88,971
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	498,516	498,516

		7,754,686
FLOATING RATE NOTES – 1.86%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$87,677	87,676
1.06%, 09/15/04[2,4]	175,354	175,347
1.06%, 10/12/04[2,4]	87,677	87,673
1.14%, 03/15/05[2,4]	87,677	87,738
1.15%, 08/23/04[2,4]	87,677	87,700
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	131,515	131,507
1.38%, 11/22/04[2]	43,838	43,840
1.40%, 10/29/04[2]	175,354	175,352
CC USA Inc.
1.06%, 05/24/04[2,4]	175,354	175,353
1.07%, 07/16/04[2]	43,838	43,742
1.10%, 07/15/04[2,4]	87,677	87,683
1.29%, 04/15/05[2,4]	175,354	175,337
1.51%, 02/15/05[2,4]	113,980	114,122
Dorada Finance Inc.
1.04%, 07/01/04[2]	61,374	61,269
1.06%, 05/20/04[2,4]	175,354	175,353
1.24%, 08/09/04[2]	43,838	43,837
1.48%, 01/18/05[2,4]	131,515	131,511
Five Finance Inc.
1.05%, 04/29/05[2,4]	140,283	140,269
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	175,354	175,354
1.24%, 04/01/05[2]	112,226	112,216
K2 USA LLC
1.06%, 08/16/04[2,4]	43,838	43,837
1.06%, 09/27/04[2,4]	189,382	189,371
1.07%, 05/17/04[2]	87,677	87,677
1.46%, 01/12/05[2,4]	87,677	87,671

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Links Finance LLC
1.05%, 04/15/05[2,4]	$175,354	$175,320
1.06%, 05/04/04[2]	87,677	87,677
1.06%, 06/28/04[2]	87,677	87,674
1.09%, 07/20/04[2]	70,142	70,139
1.19%, 04/25/05[2]	175,354	175,465
Nationwide Building Society
1.11%, 04/28/05[2,4]	175,354	175,354
1.14%, 07/23/04[2,4]	131,515	131,515
Northern Rock PLC
1.11%, 01/13/05[2,4]	166,586	166,586
Permanent Financing PLC
1.05%, 03/10/05[2]	175,354	175,354
1.06%, 12/10/04[2]	87,677	87,677
Sigma Finance Inc.
1.05%, 07/01/04[2]	87,677	87,673
1.08%, 10/07/04[2]	175,354	175,339
1.09%, 07/20/04[2]	87,677	87,673
1.24%, 08/06/04[2]	43,838	43,837
Tango Finance Corp.
1.06%, 07/06/04[2,4]	52,606	52,605
1.06%, 01/18/05[2,4]	77,156	77,150
1.06%, 04/07/05[2,4]	64,355	64,349
1.07%, 02/25/05[2,4]	98,198	98,182
1.08%, 07/15/04[2,4]	52,606	52,603
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	87,677	87,670
1.26%, 10/20/04[2,4]	43,435	43,177
1.32%, 02/04/05[2,4]	43,838	43,832
White Pine Finance LLC
1.05%, 07/06/04[2]	105,212	105,211
1.05%, 04/15/05[2,4]	131,515	131,482
1.06%, 08/26/04[2,4]	87,677	87,673
1.06%, 11/15/04[2,4]	105,212	105,212

		5,397,864
COMMERCIAL PAPER – 1.55%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	87,677	87,634
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	71,018	71,014
1.04%, 05/21/04[2]	105,212	105,158
Barton Capital Corp.
1.03%, 05/03/04[2]	43,881	43,881
1.03%, 05/06/04[2]	43,838	43,835
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	87,677	87,632
Cantabric Finance LLC
1.09%, 07/22/04[2]	131,515	131,197
Corporate Asset Funding
1.05%, 05/21/04[2]	91,184	91,136
CRC Funding LLC
1.04%, 06/03/04[2]	175,354	175,197
1.10%, 07/07/04[2]	68,388	68,252
Delaware Funding Corp.
1.03%, 05/05/04[2]	131,661	131,653
1.03%, 05/21/04[2]	43,838	43,816
Edison Asset Securitization
1.03%, 05/06/04[2]	131,515	131,504
1.04%, 06/17/04[2]	175,354	175,126
1.05%, 06/22/04[2]	87,677	87,549
1.07%, 09/21/04[2]	87,677	87,309
Eureka Securitization Inc.
1.03%, 05/25/04[2]	35,071	35,049
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	87,677	87,672
1.04%, 05/25/04[2]	131,515	131,432
1.04%, 05/26/04[2]	175,354	175,238
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	43,838	43,825
Galaxy Funding Inc.
1.05%, 05/17/04[2]	87,677	87,641
1.07%, 07/20/04[2]	78,909	78,726
Gemini Securitization Corp.
1.03%, 05/24/04[2]	43,838	43,812
GIRO Funding US Corp.
1.05%, 05/19/04[2]	43,838	43,818
Grampian Funding LLC
1.26%, 10/22/04[2]	175,354	174,302
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	131,515	131,451
1.04%, 05/24/04[2]	87,677	87,624
1.04%, 05/26/04[2]	120,209	120,129
1.04%, 05/27/04[2]	157,818	157,710

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
New Center Asset Trust
1.06%, 05/03/04[2]	$219,192	$219,192
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	87,677	87,667
Polonius Inc.
1.04%, 05/21/04[2]	101,442	101,389
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	43,838	43,817
Scaldis Capital LLC
1.04%, 05/07/04[2]	87,677	87,667
1.04%, 05/20/04[2]	236,998	236,881
1.04%, 05/25/04[2]	87,677	87,621
1.05%, 06/30/04[2]	62,777	62,670
Sydney Capital Corp.
1.25%, 10/22/04[2]	58,358	58,009
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	87,677	87,634
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	63,222	63,222
Windmill Funding Corp.
1.03%, 05/05/04[2]	131,515	131,508
1.03%, 05/06/04[2]	87,677	87,669
1.03%, 05/10/04[2]	175,354	175,319

		4,490,587
TIME DEPOSITS – 0.99%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	175,354	175,354
1.33%, 02/10/05[2]	87,677	87,667
1.39%, 02/02/05[2]	87,677	87,667
1.39%, 04/08/05[2]	122,748	122,731
1.40%, 10/25/04[2]	175,354	175,341
Bank of New York
1.39%, 11/01/04[2]	175,354	175,345
Bank of Novia Scotia
1.13%, 10/06/04[2]	175,354	175,354
1.24%, 10/07/04[2]	131,515	131,510
1.42%, 10/29/04[2]	131,515	131,520
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	175,354	175,360
Prudential Funding LLC
1.06%, 05/03/04[2]	263,031	263,031
Toronto-Dominion Bank
1.04%, 06/22/04[2]	43,838	43,838
1.22%, 03/23/05[2]	306,869	306,821
1.34%, 02/10/05[2]	70,142	70,133
1.41%, 11/01/04[2]	131,515	131,509
UBS Finance (Delaware)
1.10%, 09/08/04[2]	175,354	174,668
1.11%, 12/17/04[2]	263,031	261,182
1.14%, 09/29/04[2]	175,354	174,530

		2,863,561
U.S. GOVERNMENT AGENCY NOTES – 0.19%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	131,515	131,478
1.28%, 08/19/04[2]	70,142	69,872
1.63%, 04/15/05[2]	122,748	123,120
Federal National Mortgage Association
1.28%, 08/20/04[2]	227,960	227,077

		551,547
REPURCHASE AGREEMENTS – 0.13%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	377,011	377,011

		377,011

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,435,256)		21,435,256

TOTAL INVESTMENTS IN SECURITIES – 107.34% (Cost: $289,443,785)		310,824,977

Other Assets, Less Liabilities – (7.34%)		(21,255,519)

NET ASSETS – 100.00%		$289,569,458

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.81%

Citigroup Inc.	551,521	$26,522,645
Bank of America Corp.	221,979	17,867,090
American International Group Inc.	244,590	17,524,873
Wells Fargo & Company	180,676	10,200,967
JP Morgan Chase & Co.	219,785	8,263,916
Wachovia Corp.	141,826	6,488,540
Fannie Mae	93,570	6,430,130
American Express Co.	121,539	5,949,334
Bank One Corp.	119,392	5,894,383
Morgan Stanley	105,700	5,431,923
U.S. Bancorp	205,377	5,265,866
Merrill Lynch & Co. Inc.	92,532	5,018,010
Freddie Mac	74,123	4,328,783
Washington Mutual Inc.	94,114	3,707,151
Allstate Corp. (The)	75,210	3,452,139
Goldman Sachs Group Inc. (The)	32,845	3,177,754
MBNA Corp.	120,692	2,942,471
St. Paul Travelers Companies Inc.	70,879	2,882,649
Fifth Third Bancorp	50,947	2,733,816
Prudential Financial Inc.	57,546	2,528,571
Marsh & McLennan Companies Inc.	53,685	2,421,193
Bank of New York Co. Inc. (The)	82,854	2,414,366
AFLAC Inc.	54,496	2,301,366
Lehman Brothers Holdings Inc.	29,632	2,174,989
National City Corp.	58,537	2,029,478
BB&T Corp.	58,427	2,015,147
SunTrust Banks Inc.	28,611	1,946,979
Hartford Financial Services Group Inc.	31,143	1,902,214
SLM Corp.	48,196	1,846,389
Progressive Corp. (The)	20,344	1,780,507
Countrywide Financial Corp.	29,553	1,752,493
State Street Corp.	35,731	1,743,673
Capital One Financial Corp.	25,125	1,646,441
PNC Financial Services Group	30,673	1,628,736
Golden West Financial Corp.	13,883	1,459,242
Chubb Corp.	20,107	1,387,383
Mellon Financial Corp.	46,013	1,363,825
KeyCorp	44,550	1,323,135
ACE Ltd.	29,853	1,308,756
Principal Financial Group Inc.	34,552	1,219,686
MetLife Inc.	34,147	1,178,071
Schwab (Charles) Corp. (The)	109,844	1,130,295
XL Capital Ltd. Class A	14,687	1,121,352
SouthTrust Corp.	35,347	1,098,585
Equity Office Properties Trust	42,853	1,078,610
Northern Trust Corp.	22,098	934,303
Simon Property Group Inc.	19,033	917,581
MBIA Inc.	15,429	908,614
Comerica Inc.	17,384	897,536
Lincoln National Corp.	19,111	857,702
M&T Bank Corp.	9,992	849,320
Bear Stearns Companies Inc. (The)	10,421	835,139
AmSouth Bancorp	37,594	827,820
Regions Financial Corp.	23,769	825,022
Franklin Resources Inc.	14,986	821,682
Marshall & Ilsley Corp.	22,341	821,479
Equity Residential	29,260	803,480
Charter One Financial Inc.	23,844	795,674
Ambac Financial Group Inc.	11,443	789,567
CIT Group Inc.	22,846	785,217
MGIC Investment Corp.	10,544	776,249
Loews Corp.	13,311	772,171
AON Corp.	29,553	770,151
Jefferson-Pilot Corp.	15,107	749,156
T. Rowe Price Group Inc.	13,393	686,793
New York Community Bancorp Inc.	26,267	658,514
Legg Mason Inc.	7,111	654,639
SAFECO Corp.	14,856	650,544
Cincinnati Financial Corp.	15,838	649,208
Synovus Financial Corp.	26,997	644,418
Torchmark Corp.	12,132	631,349
Sovereign Bancorp Inc.	31,422	627,812
General Growth Properties Inc.	22,788	617,783
North Fork Bancorp Inc.	16,077	596,778
Fidelity National Financial Inc.	16,006	585,820
National Commerce Financial Corp.	21,995	584,847
First Horizon National Corp.	13,300	584,668
Plum Creek Timber Co. Inc.	19,621	579,997
Union Planters Corp.	20,220	562,116
Popular Inc.	12,908	542,136
Zions Bancorporation	9,515	537,788

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Vornado Realty Trust	10,611	$535,325
Boston Properties Inc.	11,304	531,288
Banknorth Group Inc.	17,332	530,879
ProLogis	17,934	527,618
Archstone-Smith Trust	19,096	523,803
Everest Re Group Ltd.	5,892	501,881
Compass Bancshares Inc.	12,889	494,422
Huntington Bancshares Inc.	22,914	490,360
GreenPoint Financial Corp.	11,992	467,688
Radian Group Inc.	10,024	466,216
Commerce Bancorp Inc.	8,030	457,790
E*TRADE Financial Corp.[1]	38,810	440,882
UNUMProvident Corp.	28,169	438,028
Kimco Realty Corp.	9,937	424,707
Old Republic International Corp.	18,007	418,123
PMI Group Inc. (The)	9,582	412,313
Rouse Co. (The)	9,484	410,657
Duke Realty Corp.	13,760	401,242
iStar Financial Inc.	10,898	387,315
Janus Capital Group Inc.	25,450	386,840
Public Storage Inc.	9,173	383,340
AvalonBay Communities Inc.	7,613	377,833
Providian Financial Corp.[1]	30,683	372,185
RenaissanceRe Holdings Ltd.	7,051	371,517
Ameritrade Holding Corp.[1]	30,228	369,991
Mercantile Bankshares Corp.	8,577	368,125
Hibernia Corp. Class A	16,401	357,378
TCF Financial Corp.	7,032	348,436
White Mountains Insurance Group Ltd.	663	341,445
Health Care Property Investors Inc.	13,920	332,688
PartnerRe Ltd.	5,660	324,318
Doral Financial Corp.	9,820	321,998
Berkley (W.R.) Corp.	7,767	314,564
Edwards (A.G.) Inc.	8,487	310,539
Liberty Property Trust	8,407	307,276
Commerce Bancshares Inc.	6,838	307,026
Gallagher (Arthur J.) & Co.	9,494	305,992
Independence Community Bank Corp.	8,393	305,757
Host Marriott Corp.[1]	25,354	301,713
Federated Investors Inc. Class B	10,138	298,057
Associated Bancorp	7,203	294,963
Developers Diversified Realty Corp.	8,653	283,386
UnionBanCal Corp.	5,225	279,172
City National Corp.	4,508	277,918
Friedman, Billings, Ramsey Group, Inc. Class A	14,867	275,039
Investors Financial Services Corp.	7,054	274,189
People’s Bank	6,476	273,352
Valley National Bancorp	10,491	271,181
AmeriCredit Corp.[1]	16,569	268,583
Markel Corp.[1]	908	266,053
Astoria Financial Corp.	7,665	263,829
Fulton Financial Corp.	12,800	263,680
AMB Property Corp.	8,625	261,337
Macerich Co. (The)	6,131	256,705
Bank of Hawaii Corp.	5,820	254,450
Hospitality Properties Trust	6,499	253,981
Wilmington Trust Corp.	7,075	245,998
Protective Life Corp.	6,832	245,679
Hudson City Bancorp Inc.	7,265	245,557
Apartment Investment & Management Co. Class A	8,628	243,051
Cullen/Frost Bankers Inc.	5,549	240,272
Sky Financial Group Inc.	9,970	238,283
Mack-Cali Realty Corp.	6,309	235,641
Leucadia National Corp.	4,762	234,624
Chelsea Property Group Inc.	4,584	233,784
Eaton Vance Corp.	6,378	232,861
Colonial BancGroup Inc. (The)	13,453	231,795
United Dominion Realty Trust Inc.	12,888	231,340
New Plan Excel Realty Trust	10,261	230,257
Brown & Brown Inc.	5,869	228,950
Weingarten Realty Investors	7,845	226,799
Regency Centers Corp.	5,896	223,517
SEI Investment Co.	7,480	220,810
Webster Financial Corp.	4,978	216,543
Thornburg Mortgage Inc.	8,343	215,917
Annaly Mortgage Management Inc.	12,251	211,942
Conseco Inc.[1]	10,492	207,742
Nationwide Financial Services Inc.	6,030	207,432
HCC Insurance Holdings Inc.	6,332	202,751
First American Corp.	7,448	201,990

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Rayonier Inc.	5,173	$201,747
Transatlantic Holdings Inc.	2,240	200,480
Waddell & Reed Financial Inc. Class A	8,862	197,002
Allmerica Financial Corp.[1]	5,641	196,081
Catellus Development Corp.	9,017	194,316
Ventas Inc.	8,783	194,016
IndyMac Bancorp Inc.	6,009	193,249
Federal Realty Investment Trust	5,208	193,113
Washington Federal Inc.	8,244	192,580
Arden Realty Inc.	6,754	190,598
StanCorp Financial Group Inc.	3,066	189,693
Pan Pacific Retail Properties Inc.	4,288	188,372
Unitrin Inc.	4,672	185,245
BISYS Group Inc. (The)[1]	12,756	184,962
Jefferies Group Inc.	5,333	181,855
FirstMerit Corp.	7,616	179,433
HRPT Properties Trust	18,635	177,964
CenterPoint Properties Corp.	2,459	177,294
UCBH Holdings Inc.	4,766	176,437
South Financial Group Inc. (The)	6,333	175,424
Whitney Holding Corp.	4,265	174,865
Cathay General Bancorp	2,682	174,598
American Financial Realty Trust	11,428	169,134
Hudson United Bancorp	4,722	168,717
MONY Group Inc. (The)[1]	5,448	168,616
Old National Bancorp	7,033	168,089
Alliance Data Systems Corp.[1]	4,834	168,078
First Midwest Bancorp Inc.	4,952	167,130
Healthcare Realty Trust Inc.	4,642	166,416
Health Care REIT Inc.	5,210	166,407
Mills Corp.	4,083	165,770
St. Joe Company (The)	4,223	165,542
Westamerica Bancorp	3,382	164,365
Chicago Mercantile Exchange Holdings Inc.	1,398	163,985
Affiliated Managers Group Inc.[1]	3,355	163,388
CarrAmerica Realty Corp.	5,703	162,593
Camden Property Trust	3,818	161,578
CBL & Associates Properties Inc.	3,199	160,750
Raymond James Financial Inc.	6,396	160,668
Shurgard Storage Centers Inc. Class A	4,787	159,407
BRE Properties Inc. Class A	5,006	158,690
Greater Bay Bancorp	5,589	158,560
AmerUs Group Co.	4,104	158,414
New Century Financial Corp.	3,693	156,694
BancorpSouth Inc.	7,722	156,216
SL Green Realty Corp.	3,824	156,019
Realty Income Corp.	4,009	153,344
CapitalSource Inc.[1]	7,256	152,811
Crescent Real Estate Equities Co.	9,831	152,086
Montpelier Re Holdings Ltd	4,392	150,206
Fremont General Corp.	6,910	148,910
Reckson Associates Realty Corp.	6,237	148,253
Trustmark Corp.	5,550	147,741
First Bancorp	4,003	147,551
East West Bancorp Inc.	2,612	147,134
IPC Holdings Ltd.	3,954	145,507
W Holding Co. Inc.	8,496	144,772
Mercury General Corp.	2,822	143,894
Erie Indemnity Co. Class A	3,094	143,005
Commerce Group Inc.	3,064	141,404
Trizec Properties Inc.	9,784	140,107
First Industrial Realty Trust Inc.	4,142	139,378
Southwest Bancorp of Texas Inc.	3,426	139,335
American National Insurance Co.	1,476	139,083
Park National Corp.	1,182	136,462
MAF Bancorp Inc.	3,339	136,398
Pennsylvania Real Estate Investment Trust	4,183	135,320
Knight Trading Group Inc.[1]	11,642	135,280
Essex Property Trust Inc.	2,207	134,517
United Bancshares Inc.	4,334	130,063
Provident Financial Group Inc.	3,297	129,836
Silicon Valley Bancshares[1]	3,770	129,537
Highwoods Properties Inc.	5,653	127,475
American Financial Group Inc.	4,127	126,699
Pacific Capital Bancorp	3,439	126,143
Community First Bankshares Inc.	3,891	125,212
Impac Mortgage Holdings Inc.	6,645	124,992
Nationwide Health Properties Inc.	6,841	124,027
Prentiss Properties Trust	3,871	124,027
Home Properties Inc.	3,267	121,990

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Texas Regional Bancshares Inc. Class A	2,885	$121,805
Washington Real Estate Investment Trust	4,460	121,312
Phoenix Companies Inc.	9,429	119,465
Cousins Properties Inc.	4,239	119,201
Alexandria Real Estate Equities Inc.	2,094	118,981
Citizens Banking Corp.	3,880	118,844
Chittenden Corp.	3,897	118,547
Commercial Federal Corp.	4,609	118,267
Hilb, Rogal & Hobbs Co.	3,266	117,086
Delphi Financial Group Inc. Class A	2,915	117,066
Ohio Casualty Corp.[1]	5,946	116,661
Philadelphia Consolidated Holding Corp.[1]	2,016	116,404
Provident Financial Services Inc.	6,326	113,868
Post Properties Inc.	4,085	109,846
Brandywine Realty Trust	4,244	107,543
LNR Property Corp.	2,137	107,320
Taubman Centers Inc.	5,427	105,827
Reinsurance Group of America Inc.	2,724	105,746
First Niagara Financial Group Inc.	8,381	105,601
Downey Financial Corp.	2,179	105,137
Selective Insurance Group Inc.	2,815	100,664
Gables Residential Trust	3,152	100,234
Piper Jaffray Companies Inc.[1]	2,065	99,987
TrustCo Bank Corp. NY	7,825	98,673
Susquehanna Bancshares Inc.	4,196	98,186
FNB Corp. (Florida)	4,901	96,060
Capital Automotive	3,410	95,923
Platinum Underwriters Holdings Ltd.	2,963	94,757
Kilroy Realty Corp.	2,989	93,705
First National Bankshares of Florida	4,901	90,227
Redwood Trust Inc.	2,051	89,116
Republic Bancorp Inc.	6,801	88,481
Total System Services Inc.	3,958	87,868
Novastar Financial Inc.	2,682	87,058
CAN Financial Corp.[1]	3,129	85,766
Colonial Properties Trust	2,313	81,603
Provident Bankshares Corp.	2,703	76,144
AMCORE Financial Inc.	2,528	71,644
Investment Technology Group Inc.[1]	4,968	71,191
FirstFed Financial Corp.[1]	1,720	69,522
Horace Mann Educators Corp.	4,423	69,043
Manufactured Home Communities Inc.	2,177	68,140
Harbor Florida Bancshares Inc.	2,415	66,944
Glenborough Realty Trust Inc.	3,450	64,825
Koger Equity Inc.	2,970	62,221
Dime Community Bancshares	3,637	62,193
Sterling Bancshares Inc.	4,767	60,589
First Sentinel Bancorp Inc.	2,879	59,307
Anchor BanCorp Wisconsin Inc.	2,222	53,950
NetBank Inc.	4,933	53,227
PFF Bancorp Inc.	1,418	53,104
FelCor Lodging Trust Inc.[1]	5,192	51,920
W.P. Stewart & Co. Ltd.	2,491	49,994
BSB Bancorp Inc.	1,062	39,825
Presidential Life Corp.	2,436	39,195
Equity Inns Inc.	4,666	38,261
Meristar Hospitality Corp.[1]	6,268	36,354
Safeguard Scientifics Inc.[1]	12,906	33,556
LaBranche & Co. Inc.	3,134	30,619
SWS Group Inc.	1,455	23,629
OceanFirst Financial Corp.	1,015	22,178
Bay View Capital Corp.	6,543	14,198

TOTAL COMMON STOCKS (COST: $234,655,538)		257,597,560

SHORT-TERM INVESTMENTS – 7.16%

MONEY MARKET FUNDS – 2.64%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	4,680,226	4,680,226
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,642,772	1,642,772
BlackRock Temp Cash Money Market Fund[2]	75,774	75,774

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	424,569	$424,569

		6,823,341
FLOATING RATE NOTES – 1.78%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$74,671	74,671
1.06%, 09/15/04[2,4]	149,343	149,334
1.06%, 10/12/04[2,4]	74,671	74,668
1.14%, 03/15/05[2,4]	74,671	74,723
1.15%, 08/23/04[2,4]	74,671	74,691
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	112,007	112,000
1.38%, 11/22/04[2]	37,336	37,337
1.40%, 10/29/04[2]	149,343	149,342
CC USA Inc.
1.06%, 05/24/04[2,4]	149,343	149,342
1.07%, 07/16/04[2]	37,336	37,254
1.10%, 07/15/04[2,4]	74,671	74,677
1.29%, 04/15/05[2,4]	149,343	149,329
1.51%, 02/15/05[2,4]	97,073	97,194
Dorada Finance Inc.
1.04%, 07/01/04[2]	52,270	52,181
1.06%, 05/20/04[2,4]	149,343	149,342
1.24%, 08/09/04[2]	37,336	37,334
1.48%, 01/18/05[2,4]	112,007	112,003
Five Finance Inc.
1.05%, 04/29/05[2,4]	119,474	119,463
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	149,343	149,343
1.24%, 04/01/05[2]	95,579	95,571
K2 USA LLC
1.06%, 08/16/04[2,4]	37,336	37,334
1.06%, 09/27/04[2,4]	161,290	161,281
1.07%, 05/17/04[2]	74,671	74,671
1.46%, 01/12/05[2,4]	74,671	74,666
Links Finance LLC
1.05%, 04/15/05[2,4]	149,343	149,315
1.06%, 05/04/04[2]	74,671	74,671
1.06%, 06/28/04[2]	74,671	74,669
1.09%, 07/20/04[2]	59,737	59,735
1.19%, 04/25/05[2]	149,343	149,438

Security	Principal	Value
Nationwide Building Society
1.11%, 04/28/05[2,4]	$149,343	$149,343
1.14%, 07/23/04[2,4]	112,007	112,007
Northern Rock PLC
1.11%, 01/13/05[2,4]	141,876	141,876
Permanent Financing PLC
1.05%, 03/10/05[2]	149,343	149,343
1.06%, 12/10/04[2]	74,671	74,671
Sigma Finance Inc.
1.05%, 07/01/04[2]	74,671	74,668
1.08%, 10/07/04[2]	149,343	149,330
1.09%, 07/20/04[2]	74,671	74,668
1.24%, 08/06/04[2]	37,336	37,335
Tango Finance Corp.
1.06%, 07/06/04[2,4]	44,803	44,802
1.06%, 01/18/05[2,4]	65,711	65,706
1.06%, 04/07/05[2,4]	54,809	54,804
1.07%, 02/25/05[2,4]	83,632	83,618
1.08%, 07/15/04[2,4]	44,803	44,800
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	74,671	74,666
1.26%, 10/20/04[2,4]	36,992	36,772
1.32%, 02/04/05[2,4]	37,336	37,330
White Pine Finance LLC
1.05%, 07/06/04[2]	89,606	89,604
1.05%, 04/15/05[2,4]	112,007	111,986
1.06%, 08/26/04[2,4]	74,671	74,668
1.06%, 11/15/04[2,4]	89,606	89,606

		4,597,182
COMMERCIAL PAPER – 1.48%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	74,671	74,635
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	60,484	60,480
1.04%, 05/21/04[2]	89,606	89,559
Barton Capital Corp.
1.03%, 05/03/04[2]	37,372	37,372
1.03%, 05/06/04[2]	37,336	37,333
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	74,671	74,634
Cantabric Finance LLC
1.09%, 07/22/04[2]	112,007	111,736

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Corporate Asset Funding
1.05%, 05/21/04[2]	$77,658	$77,618
CRC Funding LLC
1.04%, 06/03/04[2]	149,343	149,209
1.10%, 07/07/04[2]	58,244	58,128
Delaware Funding Corp.
1.03%, 05/05/04[2]	112,131	112,125
1.03%, 05/21/04[2]	37,336	37,317
Edison Asset Securitization
1.03%, 05/06/04[2]	112,007	111,998
1.04%, 06/17/04[2]	149,343	149,149
1.05%, 06/22/04[2]	74,671	74,563
1.07%, 09/21/04[2]	74,671	74,359
Eureka Securitization Inc.
1.03%, 05/25/04[2]	29,869	29,850
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	74,671	74,667
1.04%, 05/25/04[2]	112,007	111,936
1.04%, 05/26/04[2]	149,343	149,244
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	37,336	37,324
Galaxy Funding Inc.
1.05%, 05/17/04[2]	74,671	74,641
1.07%, 07/20/04[2]	67,204	67,049
Gemini Securitization Corp.
1.03%, 05/24/04[2]	37,336	37,314
GIRO Funding US Corp.
1.05%, 05/19/04[2]	37,336	37,319
Grampian Funding LLC
1.26%, 10/22/04[2]	149,343	148,447
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	112,007	111,952
1.04%, 05/24/04[2]	74,671	74,626
1.04%, 05/26/04[2]	102,378	102,310
1.04%, 05/27/04[2]	134,409	134,316
New Center Asset Trust
1.06%, 05/03/04[2]	186,679	186,679
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	74,671	74,663
Polonius Inc.
1.04%, 05/21/04[2]	86,395	86,350
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	37,336	37,317
Scaldis Capital LLC
1.04%, 05/07/04[2]	74,671	74,663
1.04%, 05/20/04[2]	201,843	201,744
1.04%, 05/25/04[2]	74,671	74,624
1.05%, 06/30/04[2]	53,465	53,374
Sydney Capital Corp.
1.25%, 10/22/04[2]	49,701	49,405
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	74,671	74,635
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	53,844	53,844
Windmill Funding Corp.
1.03%, 05/05/04[2]	112,007	112,001
1.03%, 05/06/04[2]	74,671	74,665
1.03%, 05/10/04[2]	149,343	149,313

		3,824,487
TIME DEPOSITS – 0.95%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	149,343	149,343
1.33%, 02/10/05[2]	74,671	74,663
1.39%, 02/02/05[2]	74,671	74,663
1.39%, 04/08/05[2]	104,540	104,525
1.40%, 10/25/04[2]	149,343	149,332
Bank of New York
1.39%, 11/01/04[2]	149,343	149,335
Bank of Novia Scotia
1.13%, 10/06/04[2]	149,343	149,343
1.24%, 10/07/04[2]	112,007	112,002
1.42%, 10/29/04[2]	112,007	112,011
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	149,343	149,348
Prudential Funding LLC
1.06%, 05/03/04[2]	224,014	224,014
Toronto-Dominion Bank
1.04%, 06/22/04[2]	37,336	37,336
1.22%, 03/23/05[2]	261,350	261,309
1.34%, 02/10/05[2]	59,737	59,730
1.41%, 11/01/04[2]	112,007	112,002

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value

UBS Finance (Delaware)
1.10%, 09/08/04[2]	$149,343	$148,759
1.11%, 12/17/04[2]	224,014	222,440
1.14%, 09/29/04[2]	149,343	148,641

		2,438,796
U.S. GOVERNMENT AGENCY NOTES – 0.18%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	112,007	111,975
1.28%, 08/19/04[2]	59,737	59,508
1.63%, 04/15/05[2]	104,540	104,857
Federal National Mortgage Association
1.28%, 08/20/04[2]	194,146	193,393

		469,733
REPURCHASE AGREEMENTS - 0.13%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	321,087	321,087

		321,087

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,474,626)		18,474,626

TOTAL INVESTMENTS IN SECURITIES – 106.97% (Cost: $253,130,164)		276,072,186

Other Assets, Less Liabilities – (6.97%)		(17,991,469)

NET ASSETS – 100.00%		$258,080,717

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

see notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 100.00%

General Electric Co.	1,170,664	$35,061,387
3M Co.	84,835	7,336,531
Tyco International Ltd.	236,876	6,502,246
United Technologies Corp.	61,018	5,263,413
First Data Corp.	107,977	4,901,076
Boeing Co. (The)	89,233	3,809,357
United Parcel Service Inc. Class B	53,472	3,751,061
Honeywell International Inc.	99,443	3,438,739
Caterpillar Inc.	42,934	3,337,260
Automatic Data Processing Inc.	74,869	3,280,011
Emerson Electric Co.	53,505	3,222,071
Illinois Tool Works Inc.	34,177	2,946,399
FedEx Corp.	33,363	2,399,133
Waste Management Inc.	75,649	2,148,432
Lockheed Martin Corp.	44,126	2,104,810
General Dynamics Corp.	22,352	2,092,594
Deere & Co.	28,521	1,940,569
Northrop Grumman Corp.	19,237	1,909,272
Union Pacific Corp.	29,819	1,757,234
Masco Corp.	58,621	1,641,974
Burlington Northern Santa Fe Corp.	47,390	1,549,653
Raytheon Co.	47,596	1,535,447
Paychex Inc.	40,427	1,507,119
Agilent Technologies Inc.[1]	50,964	1,376,538
Ingersoll-Rand Co. Class A	20,152	1,300,812
Danaher Corp.	13,343	1,234,494
Norfolk Southern Corp.	46,037	1,096,601
PACCAR Inc.	19,231	1,085,782
Moody’s Corp.	15,738	1,015,258
Eaton Corp.	16,658	989,152
Dover Corp.	24,487	980,215
Textron Inc.	16,908	932,983
ITT Industries Inc.	10,840	859,504
Fiserv Inc.[1]	22,881	836,529
CSX Corp.	25,627	788,287
Parker Hannifin Corp.	14,037	776,106
American Standard Companies Inc.[1]	7,162	753,371
Rockwell Automation Inc.	21,832	713,688
Waters Corp.[1]	15,663	675,859
Cintas Corp.	14,829	666,712
L-3 Communications Holdings Inc.	10,647	657,346
Sanmina-SCI Corp.[1]	62,867	629,927
Cooper Industries Ltd.	11,162	612,905
Thermo Electron Corp.[1]	20,661	603,301
Sherwin-Williams Co. (The)	15,618	594,265
Republic Services Inc.	19,833	571,587
Robert Half International Inc.[1]	20,931	570,788
Accenture Ltd.[1]	21,966	522,132
Jabil Circuit Inc.[1]	19,354	510,752
Vulcan Materials Co.	10,873	502,768
Expeditors International Washington Inc.	12,427	499,441
Sealed Air Corp.[1]	10,016	491,585
Solectron Corp.[1]	98,856	484,394
Grainger (W.W.) Inc.	9,046	474,010
Iron Mountain Inc.[1]	9,957	453,143
Ball Corp.	6,839	451,374
ChoicePoint Inc.[1]	10,062	441,923
SPX Corp.	9,878	438,089
Pactiv Corp.[1]	18,973	435,430
Dun & Bradstreet Corp.[1]	8,185	427,666
Equifax Inc.	17,410	426,719
Manpower Inc.	9,087	426,180
Sabre Holdings Corp.	17,368	409,711
Donnelley (R.R.) & Sons Co.	13,531	398,082
Diebold Inc.	8,634	397,941
American Power Conversion Corp.	21,236	396,264
CH Robinson Worldwide Inc.	9,377	384,832
DST Systems Inc.[1]	8,638	381,368
Ceridian Corp.[1]	17,544	375,091
Temple-Inland Inc.	5,995	370,311
Fluor Corp.	9,568	365,115
Smurfit-Stone Container Corp.	20,532	352,945
Pall Corp.	14,807	352,111
Pentair Inc.	5,863	349,376
Bemis Co.	12,738	344,053
Symbol Technologies Inc.	27,363	328,356
Tektronix Inc.	11,042	326,843
Navistar International Corp.[1]	7,156	323,093
Goodrich (B.F.) Co.	11,044	317,957
Deluxe Corp.	7,653	316,145

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
ALLETE Inc.	8,982	$310,328
Avnet Inc.[1]	14,309	309,647
Millipore Corp.[1]	5,837	306,034
Allied Waste Industries Inc.[1]	24,306	306,013
Vishay Intertechnology Inc.[1]	17,343	301,768
Arrow Electronics Inc.[1]	11,905	300,958
Convergys Corp.[1]	20,406	296,295
PerkinElmer Inc.	15,352	295,526
Sonoco Products Co.	11,429	284,125
Packaging Corporation of America	12,620	277,388
Getty Images Inc.[1]	5,072	276,931
Certegy Inc.	7,722	276,293
Alliant Techsystems Inc.[1]	4,609	273,268
Precision Castparts Corp.	5,916	266,279
Hubbell Inc. Class B	5,908	265,506
Viad Corp.	10,608	264,776
Donaldson Co. Inc.	9,614	263,712
Monster Worldwide Inc.[1]	10,020	256,612
Ryder System Inc.	6,952	255,764
Martin Marietta Materials Inc.	5,857	253,315
Owens-Illinois Inc.[1]	17,604	245,752
Acxiom Corp.	10,452	241,859
CheckFree Corp.[1]	8,005	240,470
Cummins Inc.	4,018	240,317
Jacobs Engineering Group Inc.[1]	5,716	238,414
Corporate Executive Board Co. (The)	4,497	232,270
Graco Inc.	8,205	231,381
Molex Inc. Class A	8,780	226,173
Tech Data Corp.[1]	6,360	216,240
CNF Inc.	5,861	214,278
Harsco Corp.	4,822	209,902
AMETEK Inc.	7,800	206,700
Stericycle Inc.[1]	4,286	204,957
Carlisle Companies Inc.	3,328	197,184
Molex Inc.	6,555	195,208
Titan Corp. (The)[1]	10,156	194,995
Crane Co.	6,318	194,658
Fair Isaac Corp.	5,673	191,294
Teleflex Inc.	4,149	189,402
York International Corp.	4,752	186,278
Brink’s Co. (The)	6,562	181,964
National Instruments Corp.	5,943	181,618
Roper Industries Inc.	3,694	179,344
Terex Corp.[1]	5,398	177,324
Briggs & Stratton Corp.	2,526	176,820
Garmin Ltd.	5,470	175,915
AGCO Corp.[1]	9,022	173,674
Hunt (J.B.) Transport Services Inc.[1]	5,356	169,571
Landstar System Inc.[1]	3,768	169,409
Thomas & Betts Corp.	7,020	168,761
Copart Inc.[1]	8,765	166,184
Yellow Roadway Corp.[1]	4,869	165,790
AptarGroup Inc.	4,169	163,842
Trinity Industries Inc.	5,322	161,203
Varian Inc.[1]	3,911	160,507
Integrated Circuit Systems Inc.[1]	6,770	160,381
Kennametal Inc.	3,646	157,361
Lafarge North America Inc.	3,435	151,999
United Stationers Inc.[1]	3,971	150,898
Global Payments Inc.	3,131	150,225
Cognex Corp.	4,670	148,413
Alexander & Baldwin Inc.	4,604	145,440
Hughes Supply Inc.	2,600	145,314
Ingram Micro Inc. Class A1	12,100	144,595
Flowserve Corp.[1]	6,641	141,918
Timken Co. (The)	6,373	140,588
Werner Enterprises Inc.	6,923	138,391
Dycom Industries Inc.[1]	5,841	137,731
Mueller Industries Inc.	3,966	133,059
KEMET Corp.[1]	10,590	131,104
MSC Industrial Direct Co. Inc. Class A	4,549	130,374
Dionex Corp.[1]	2,533	129,259
Crown Holdings Inc.[1]	15,286	129,014
MPS Group Inc.[1]	11,777	128,840
Arbitron Inc.[1]	3,439	128,103
Banta Corp.	2,870	127,658
Acuity Brands Inc.	5,124	125,384
Swift Transportation Co. Inc.[1]	7,202	121,858
Waste Connections Inc.[1]	2,936	118,233
Benchmark Electronics Inc.[1]	4,275	115,553
Nordson Corp.	3,132	108,242
Tetra Tech Inc.[1]	6,374	105,872

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
USF Corp.	3,180	$105,735
CSG Systems International Inc.[1]	6,122	102,788
Littelfuse Inc.[1]	2,653	101,875
Kaydon Corp.	3,520	98,454
GATX Corp.	4,150	97,525
Technitrol Inc.[1]	4,491	95,524
Overseas Shipholding Group Inc.	2,913	95,459
Kansas City Southern Industries Inc.[1]	6,825	94,526
NDCHealth Corp.	4,106	93,904
Albany International Corp. Class A	3,065	93,483
eFunds Corp.[1]	5,772	92,698
AVX Corp.	6,487	92,051
Aeroflex Inc.[1]	7,271	91,469
Manitowoc Co. Inc. (The)	2,870	87,277
G&K Services Inc. Class A	2,268	85,957
EGL Inc.[1]	4,492	83,282
Coherent Inc.[1]	3,328	81,370
Texas Industries Inc.	2,410	81,241
Monaco Coach Corp.	3,114	81,182
Granite Construction Inc.	4,036	80,115
Jacuzzi Brands Inc.[1]	9,104	79,569
Orbotech Ltd.[1]	3,718	78,524
Plexus Corp.[1]	5,143	73,956
FuelCell Energy Inc.[1]	4,482	73,863
EMCOR Group Inc.[1]	1,744	71,330
Newport Corp.[1]	4,611	68,427
Electro Scientific Industries Inc.[1]	3,263	66,696
Veeco Instruments Inc.[1]	2,924	66,521
Power-One Inc.[1]	7,607	65,420
Spherion Corp.[1]	6,488	63,907
NCO Group Inc.[1]	2,798	63,515
Photon Dynamics Inc.[1]	2,027	62,837
Bowne & Co. Inc.	3,711	62,827
Esterline Technologies Corp.[1]	2,462	60,935
Checkpoint Systems Inc.[1]	3,758	60,391
GrafTech International Ltd.[1]	6,769	60,041
Regal-Beloit Corp.	2,923	58,489
Shaw Group Inc. (The)[1]	4,673	56,076
Helix Technology Corp.	3,116	54,842
CTS Corp.	3,964	51,730
Stewart & Stevenson Services Inc.	3,172	50,689
Insituform Technologies Inc. Class A1	3,044	49,435
Navigant Consulting Co.[1]	2,788	48,874
C&D Technologies Inc.	3,133	48,562
Wabash National Corp.[1]	1,880	47,771
Park Electrochemical Corp.	2,024	47,706
ElkCorp	1,703	47,207
Agilysys Inc.	3,763	44,140
Arkansas Best Corp.	1,678	43,611
Artesyn Technologies Inc.[1]	4,673	43,038
Ionics Inc.[1]	1,832	42,264
SCS Transportation Inc.[1]	1,700	38,896
Methode Electronics Inc.	3,303	37,456
Quanta Services Inc.[1]	6,293	34,423
FreeMarkets Inc.[1]	4,746	32,985
Forrester Research Inc.[1]	1,812	31,420
Anaren Inc.[1]	2,067	30,488
TeleTech Holdings Inc.[1]	4,758	29,071
Hudson Highland Group Inc.[1]	761	23,279
PRG-Schultz International Inc.[1]	4,872	22,898
AAR Corp.[1]	2,134	21,660
Presstek Inc.[1]	1,938	20,640
MedQuist Inc.[1]	1,366	18,591

TOTAL COMMON STOCKS (Cost: $161,217,516)		157,379,916

SHORT-TERM INVESTMENTS – 8.47%

MONEY MARKET FUNDS – 3.07%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	3,265,787	3,265,787
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,199,418	1,199,418
BlackRock Temp Cash Money Market Fund[2]	55,324	55,324
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	309,987	309,987

		4,830,516

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value

FLOATING RATE NOTES – 2.13%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$54,519	$54,519
1.06%, 09/15/04[2,4]	109,038	109,034
1.06%, 10/12/04[2,4]	54,519	54,517
1.14%, 03/15/05[2,4]	54,519	54,557
1.15%, 08/23/04[2,4]	54,519	54,533
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	81,779	81,774
1.38%, 11/22/04[2]	27,260	27,261
1.40%, 10/29/04[2]	109,038	109,037
CC USA Inc.
1.06%, 05/24/04[2,4]	109,038	109,038
1.07%, 07/16/04[2]	27,260	27,200
1.10%, 07/15/04[2,4]	54,519	54,524
1.29%, 04/15/05[2,4]	109,038	109,028
1.51%, 02/15/05[2,4]	70,875	70,963
Dorada Finance Inc.
1.04%, 07/01/04[2]	38,163	38,098
1.06%, 05/20/04[2,4]	109,038	109,038
1.24%, 08/09/04[2]	27,260	27,258
1.48%, 01/18/05[2,4]	81,779	81,776
Five Finance Inc.
1.05%, 04/29/05[2,4]	87,231	87,222
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	109,038	109,038
1.24%, 04/01/05[2]	69,785	69,778
K2 USA LLC
1.06%, 08/16/04[2,4]	27,260	27,258
1.06%, 09/27/04[2,4]	117,761	117,754
1.07%, 05/17/04[2]	54,519	54,519
1.46%, 01/12/05[2,4]	54,519	54,515
Links Finance LLC
1.05%, 04/15/052,[4]	109,038	109,018
1.06%, 05/04/04[2]	54,519	54,519
1.06%, 06/28/04[2]	54,519	54,518
1.09%, 07/20/04[2]	43,615	43,613
1.19%, 04/25/05[2]	109,038	109,108
Nationwide Building Society
1.11%, 04/28/05[2,4]	109,038	109,038
1.14%, 07/23/04[2,4]	81,779	81,779
Northern Rock PLC
1.11%, 01/13/05[2,4]	103,586	103,586
Permanent Financing PLC
1.05%, 03/10/05[2]	109,038	109,038
1.06%, 12/10/04[2]	54,519	54,519
Sigma Finance Inc.
1.05%, 07/01/04[2]	54,519	54,517
1.08%, 10/07/04[2]	109,038	109,029
1.09%, 07/20/04[2]	54,519	54,517
1.24%, 08/06/04[2]	27,260	27,259
Tango Finance Corp.
1.06%, 07/06/04[2,4]	32,712	32,711
1.06%, 01/18/05[2,4]	47,977	47,973
1.06%, 04/07/05[2,4]	40,017	40,013
1.07%, 02/25/05[2,4]	61,061	61,052
1.08%, 07/15/04[2,4]	32,712	32,709
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	54,519	54,515
1.26%, 10/20/04[2,4]	27,009	26,849
1.32%, 02/04/05[2,4]	27,260	27,255
White Pine Finance LLC
1.05%, 07/06/04[2]	65,423	65,422
1.05%, 04/15/05[2,4]	81,779	81,763
1.06%, 08/26/04[2,4]	54,519	54,517
1.06%, 11/15/04[2,4]	65,423	65,423

		3,356,499
COMMERCIAL PAPER – 1.77%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	54,519	54,492
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	44,161	44,158
1.04%, 05/21/04[2]	65,423	65,389
Barton Capital Corp.
1.03%, 05/03/04[2]	27,286	27,286
1.03%, 05/06/04[2]	27,260	27,257
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	54,519	54,491
Cantabric Finance LLC
1.09%, 07/22/04[2]	81,779	81,581
Corporate Asset Funding
1.05%, 05/21/04[2]	56,700	56,670

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
CRC Funding LLC
1.04%, 06/03/04[2]	$109,038	$108,941
1.10%, 07/07/04[2]	42,525	42,441
Delaware Funding Corp.
1.03%, 05/05/04[2]	81,869	81,865
1.03%, 05/21/04[2]	27,260	27,246
Edison Asset Securitization
1.03%, 05/06/04[2]	81,779	81,772
1.04%, 06/17/04[2]	109,038	108,897
1.05%, 06/22/04[2]	54,519	54,440
1.07%, 09/21/04[2]	54,519	54,291
Eureka Securitization Inc.
1.03%, 05/25/04[2]	21,808	21,794
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	54,519	54,516
1.04%, 05/25/04[2]	81,779	81,727
1.04%, 05/26/04[2]	109,038	108,966
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	27,260	27,251
Galaxy Funding Inc.
1.05%, 05/17/04[2]	54,519	54,497
1.07%, 07/20/04[2]	49,067	48,954
Gemini Securitization Corp.
1.03%, 05/24/04[2]	27,260	27,243
GIRO Funding US Corp.
1.05%, 05/19/04[2]	27,260	27,247
Grampian Funding LLC
1.26%, 10/22/04[2]	109,038	108,385
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	81,779	81,739
1.04%, 05/24/04[2]	54,519	54,486
1.04%, 05/26/04[2]	74,748	74,699
1.04%, 05/27/04[2]	98,135	98,067
New Center Asset Trust
1.06%, 05/03/04[2]	136,298	136,298
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	54,519	54,513
Polonius Inc.
1.04%, 05/21/04[2]	63,079	63,046
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	27,260	27,246
Scaldis Capital LLC
1.04%, 05/07/04[2]	54,519	54,513
1.04%, 05/20/04[2]	147,370	147,297
1.04%, 05/25/04[2]	54,519	54,485
1.05%, 06/30/04[2]	39,036	38,970
Sydney Capital Corp.
1.25%, 10/22/04[2]	36,288	36,071
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	54,519	54,492
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	39,313	39,313
Windmill Funding Corp.
1.03%, 05/05/04[2]	81,779	81,774
1.03%, 05/06/04[2]	54,519	54,515
1.03%, 05/10/04[2]	109,038	109,017

		2,792,338
TIME DEPOSITS – 1.13%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	109,038	109,038
1.33%, 02/10/05[2]	54,519	54,513
1.39%, 02/02/05[2]	54,519	54,513
1.39%, 04/08/05[2]	76,327	76,316
1.40%, 10/25/04[2]	109,038	109,031
Bank of New York
1.39%, 11/01/04[2]	109,038	109,033
Bank of Novia Scotia
1.13%, 10/06/04[2]	109,038	109,038
1.24%, 10/07/04[2]	81,779	81,775
1.42%, 10/29/04[2]	81,779	81,782
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	109,038	109,042
Prudential Funding LLC
1.06%, 05/03/04[2]	163,558	163,558
Toronto-Dominion Bank
1.04%, 06/22/04[2]	27,260	27,260
1.22%, 03/23/05[2]	190,817	190,788
1.34%, 02/10/05[2]	43,615	43,610
1.41%, 11/01/04[2]	81,779	81,775

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
UBS Finance (Delaware)
1.10%, 09/08/04[2]	$109,038	$108,612
1.11%, 12/17/04[2]	163,558	162,408
1.14%, 09/29/04[2]	109,038	108,526

		1,780,618
U.S. GOVERNMENT AGENCY NOTES – 0.22%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	81,779	81,755
1.28%, 08/19/04[2]	43,615	43,448
1.63%, 04/15/05[2]	76,327	76,558
Federal National Mortgage Association
1.28%, 08/20/04[2]	141,750	141,201

		342,962
REPURCHASE AGREEMENTS – 0.15%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	234,433	234,433

		234,433

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,337,366)		13,337,366

TOTAL INVESTMENTS IN SECURITIES – 108.47% (Cost: $174,554,882)		170,717,282

Other Assets, Less Liabilities – (8.47%)		(13,333,110)

NET ASSETS – 100.00%		$157,384,172

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.80%

Citigroup Inc.	335,890	$16,152,950
Bank of America Corp.	135,189	10,881,363
Wells Fargo & Company	110,031	6,212,350
JP Morgan Chase & Co.	133,846	5,032,610
Wachovia Corp.	86,298	3,948,134
Fannie Mae	56,935	3,912,573
American Express Co.	73,953	3,619,999
Bank One Corp.	72,647	3,586,582
Morgan Stanley	64,316	3,305,199
U.S. Bancorp	124,964	3,204,077
Merrill Lynch & Co. Inc.	56,302	3,053,257
Freddie Mac	45,100	2,633,840
Washington Mutual Inc.	57,260	2,255,471
Goldman Sachs Group Inc. (The)	19,984	1,933,452
MBNA Corp.	73,426	1,790,126
Fifth Third Bancorp	30,996	1,663,245
Bank of New York Co. Inc. (The)	50,406	1,468,831
Lehman Brothers Holdings Inc.	18,041	1,324,209
National City Corp.	35,638	1,235,569
BB&T Corp.	35,571	1,226,844
SunTrust Banks Inc.	17,418	1,185,295
SLM Corp.	29,341	1,124,054
Countrywide Financial Corp.	17,991	1,066,866
State Street Corp.	21,752	1,061,498
Capital One Financial Corp.	15,295	1,002,281
PNC Financial Services Group	18,672	991,483
Golden West Financial Corp.	8,451	888,285
Mellon Financial Corp.	28,009	830,187
KeyCorp	27,117	805,375
Principal Financial Group Inc.	21,030	742,359
Schwab (Charles) Corp. (The)	67,225	691,745
SouthTrust Corp.	21,513	668,624
Northern Trust Corp.	13,375	565,495
Comerica Inc.	10,518	543,044
M&T Bank Corp.	6,076	516,460
Bear Stearns Companies Inc. (The)	6,375	510,892
AmSouth Bancorp	22,737	500,669
Marshall & Ilsley Corp.	13,600	500,072
Franklin Resources Inc.	9,101	499,008
Regions Financial Corp.	14,376	498,991
Charter One Financial Inc.	14,482	483,264
CIT Group Inc.	13,814	474,787
T. Rowe Price Group Inc.	8,148	417,829
New York Community Bancorp Inc.	15,872	397,911
Legg Mason Inc.	4,295	395,398
Synovus Financial Corp.	16,299	389,057
Sovereign Bancorp Inc.	18,969	379,001
North Fork Bancorp Inc.	9,817	364,407
First Horizon National Corp.	8,122	357,043
National Commerce Financial Corp.	13,370	355,508
Union Planters Corp.	12,198	339,104
Popular Inc.	7,934	333,228
Zions Bancorporation	5,851	330,699
Banknorth Group Inc.	10,533	322,626
Compass Bancshares Inc.	7,911	303,466
Huntington Bancshares Inc.	14,125	302,275
GreenPoint Financial Corp.	7,367	287,313
Commerce Bancorp Inc.	4,933	281,230
E*TRADE Financial Corp.[1]	23,805	270,425
Janus Capital Group Inc.	15,664	238,093
Providian Financial Corp.[1]	18,895	229,196
Ameritrade Holding Corp.[1]	18,464	225,999
Mercantile Bankshares Corp.	5,173	222,025
Hibernia Corp. Class A	10,130	220,733
TCF Financial Corp.	4,317	213,907
Doral Financial Corp.	6,028	197,658
Edwards (A.G.) Inc.	5,166	189,024
Commerce Bancshares Inc.	4,116	184,808
Federated Investors Inc. Class B	6,251	183,779
Associated Bancorp	4,463	182,760
Independence Community Bank Corp.	4,707	171,476
UnionBanCal Corp.	3,151	168,358
People’s Bank	3,960	167,152
Valley National Bancorp	6,451	166,764
City National Corp.	2,705	166,763
Investors Financial Services Corp.	4,252	165,275
AmeriCredit Corp.[1]	10,183	165,066
Fulton Financial Corp.	7,855	161,813
Astoria Financial Corp.	4,631	159,399
Bank of Hawaii Corp.	3,540	154,769
Hudson City Bancorp Inc.	4,462	150,816

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2004

Security	Shares	Value
Wilmington Trust Corp.	4,305	$149,685
Cullen/Frost Bankers Inc.	3,385	146,571
Eaton Vance Corp.	3,958	144,507
Sky Financial Group Inc.	6,021	143,902
Colonial BancGroup Inc. (The)	8,179	140,924
SEI Investment Co.	4,648	137,209
Webster Financial Corp.	2,980	129,630
Waddell & Reed Financial Inc. Class A	5,416	120,398
IndyMac Bancorp Inc.	3,732	120,021
Washington Federal Inc.	5,115	119,486
BISYS Group Inc. (The)[1]	7,915	114,767
FirstMerit Corp.	4,670	110,025
Jefferies Group Inc.	3,200	109,120
Whitney Holding Corp.	2,660	109,060
UCBH Holdings Inc.	2,931	108,506
South Financial Group Inc. (The)	3,889	107,725
Cathay General Bancorp	1,635	106,438
Hudson United Bancorp	2,910	103,974
Old National Bancorp	4,318	103,200
First Midwest Bancorp Inc.	3,043	102,701
Alliance Data Systems Corp.[1]	2,944	102,363
Affiliated Managers Group Inc.[1]	2,096	102,075
Westamerica Bancorp	2,094	101,768
Raymond James Financial Inc.	3,910	98,219
BancorpSouth Inc.	4,824	97,590
Chicago Mercantile Exchange Holdings Inc.	831	97,476
New Century Financial Corp.	2,285	96,953
Greater Bay Bancorp	3,405	96,600
Fremont General Corp.	4,329	93,290
CapitalSource Inc.[1]	4,421	93,106
Trustmark Corp.	3,398	90,455
East West Bancorp Inc.	1,566	88,213
First Bancorp	2,392	88,169
W Holding Co. Inc.	5,137	87,534
Southwest Bancorp of Texas Inc.	2,146	87,278
Park National Corp.	726	83,817
United Bancshares Inc.	2,729	81,897
MAF Bancorp Inc.	2,001	81,741
Knight Trading Group Inc.[1]	6,936	80,596
Provident Financial Group Inc.	2,010	79,154
Community First Bankshares Inc.	2,444	78,648
Silicon Valley Bancshares[1]	2,266	77,860
Pacific Capital Bancorp	2,067	75,818
Texas Regional Bancshares Inc. Class A	1,794	75,743
Citizens Banking Corp.	2,443	74,829
Chittenden Corp.	2,390	72,704
Commercial Federal Corp.	2,804	71,951
Provident Financial Services Inc.	3,967	71,406
Downey Financial Corp.	1,343	64,800
First Niagara Financial Group Inc.	5,079	63,995
TrustCo Bank Corp. NY	4,903	61,827
Susquehanna Bancshares Inc.	2,624	61,402
Piper Jaffray Companies Inc.[1]	1,250	60,525
FNB Corp. (Florida)	2,983	58,467
First National Bankshares of Florida	2,983	54,917
Total System Services Inc.	2,471	54,856
Republic Bancorp Inc.	4,166	54,200
Provident Bankshares Corp.	1,610	45,354
AMCORE Financial Inc.	1,537	43,559
Investment Technology Group Inc.[1]	3,035	43,492
FirstFed Financial Corp.[1]	1,068	43,169
Harbor Florida Bancshares Inc.	1,462	40,527
Dime Community Bancshares	2,305	39,416
Sterling Bancshares Inc.	2,912	37,012
First Sentinel Bancorp Inc.	1,723	35,494
PFF Bancorp Inc.	917	34,342
NetBank Inc.	3,165	34,150
Anchor BanCorp Wisconsin Inc.	1,361	33,045
W.P. Stewart & Co. Ltd.	1,375	27,596
BSB Bancorp Inc.	637	23,887
Safeguard Scientifics Inc.[1]	7,979	20,745
LaBranche & Co. Inc.	1,783	17,420
SWS Group Inc.	837	13,593
OceanFirst Financial Corp.	620	13,547
Bay View Capital Corp.	3,955	8,582

TOTAL COMMON STOCKS (Cost: $105,973,819)		110,448,589

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 6.89%

MONEY MARKET FUNDS – 2.53%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	1,905,876	$1,905,876
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	681,025	681,025
BlackRock Temp Cash Money Market Fund[2]	31,413	31,413
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	176,009	176,009

		2,794,323
FLOATING RATE NOTES – 1.72%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$30,956	30,955
1.06%, 09/15/04[2,4]	61,911	61,909
1.06%, 10/12/04[2,4]	30,956	30,955
1.14%, 03/15/05[2,4]	30,956	30,977
1.15%, 08/23/04[2,4]	30,956	30,964
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	46,434	46,431
1.38%, 11/22/04[2]	15,478	15,478
1.40%, 10/29/04[2]	61,911	61,911
CC USA Inc.
1.06%, 05/24/04[2,4]	61,911	61,911
1.07%, 07/16/04[2]	15,478	15,444
1.10%, 07/15/04[2,4]	30,956	30,958
1.29%, 04/15/05[2,4]	61,911	61,905
1.51%, 02/15/05[2,4]	40,242	40,293
Dorada Finance Inc.
1.04%, 07/01/04[2]	21,669	21,632
1.06%, 05/20/04[2,4]	61,911	61,911
1.24%, 08/09/04[2]	15,478	15,478
1.48%, 01/18/05[2,4]	46,434	46,432
Five Finance Inc.
1.05%, 04/29/05[2,4]	49,529	49,524
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	61,911	61,911
1.24%, 04/01/05[2]	39,623	39,620

Security	Principal	Value
K2 USA LLC
1.06%, 08/16/04[2,4]	$15,478	$15,477
1.06%, 09/27/04[2,4]	66,864	66,860
1.07%, 05/17/04[2]	30,956	30,956
1.46%, 01/12/05[2,4]	30,956	30,954
Links Finance LLC
1.05%, 04/15/05[2,4]	61,911	61,900
1.06%, 05/04/04[2]	30,956	30,956
1.06%, 06/28/04[2]	30,956	30,955
1.09%, 07/20/04[2]	24,765	24,763
1.19%, 04/25/05[2]	61,911	61,951
Nationwide Building Society
1.11%, 04/28/05[2,4]	61,911	61,911
1.14%, 07/23/04[2,4]	46,434	46,434
Northern Rock PLC
1.11%, 01/13/05[2,4]	58,816	58,816
Permanent Financing PLC
1.05%, 03/10/05[2]	61,911	61,911
1.06%, 12/10/04[2]	30,956	30,956
Sigma Finance Inc.
1.05%, 07/01/04[2]	30,956	30,954
1.08%, 10/07/04[2]	61,911	61,906
1.09%, 07/20/04[2]	30,956	30,954
1.24%, 08/06/04[2]	15,478	15,477
Tango Finance Corp.
1.06%, 07/06/04[2,4]	18,573	18,573
1.06%, 01/18/05[2,4]	27,241	27,239
1.06%, 04/07/05[2,4]	22,721	22,719
1.07%, 02/25/05[2,4]	34,670	34,665
1.08%, 07/15/04[2,4]	18,573	18,572
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	30,956	30,953
1.26%, 10/20/04[2,4]	15,335	15,244
1.32%, 02/04/05[2,4]	15,478	15,475
White Pine Finance LLC
1.05%, 07/06/04[2]	37,147	37,146
1.05%, 04/15/05[2,4]	46,434	46,425
1.06%, 08/26/04[2,4]	30,956	30,954
1.06%, 11/15/04[2,4]	37,147	37,147

		1,905,802

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2004

Security	Principal	Value
COMMERCIAL PAPER – 1.43%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	$30,956	$30,940
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	25,074	25,073
1.04%, 05/21/04[2]	37,147	37,127
Barton Capital Corp.
1.03%, 05/03/04[2]	15,493	15,493
1.03%, 05/06/04[2]	15,478	15,477
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	30,956	30,940
Cantabric Finance LLC
1.09%, 07/22/04[2]	46,434	46,321
Corporate Asset Funding
1.05%, 05/21/04[2]	32,194	32,177
CRC Funding LLC
1.04%, 06/03/04[2]	61,911	61,856
1.10%, 07/07/04[2]	24,145	24,097
Delaware Funding Corp.
1.03%, 05/05/04[2]	46,485	46,482
1.03%, 05/21/04[2]	15,478	15,470
Edison Asset Securitization
1.03%, 05/06/04[2]	46,434	46,430
1.04%, 06/17/04[2]	61,911	61,831
1.05%, 06/22/04[2]	30,956	30,911
1.07%, 09/21/04[2]	30,956	30,826
Eureka Securitization Inc.
1.03%, 05/25/04[2]	12,382	12,374
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	30,956	30,954
1.04%, 05/25/04[2]	46,434	46,404
1.04%, 05/26/04[2]	61,911	61,870
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	15,478	15,473
Galaxy Funding Inc.
1.05%, 05/17/04[2]	30,956	30,943
1.07%, 07/20/04[2]	27,860	27,796
Gemini Securitization Corp.
1.03%, 05/24/04[2]	15,478	15,469
GIRO Funding US Corp.
1.05%, 05/19/04[2]	15,478	15,471
Grampian Funding LLC
1.26%, 10/22/04[2]	61,911	61,540
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	46,434	46,411
1.04%, 05/24/04[2]	30,956	30,937
1.04%, 05/26/04[2]	42,441	42,413
1.04%, 05/27/04[2]	55,720	55,682
New Center Asset Trust
1.06%, 05/03/04[2]	77,389	77,389
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	30,956	30,952
Polonius Inc.
1.04%, 05/21/04[2]	35,816	35,797
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	15,478	15,470
Scaldis Capital LLC
1.04%, 05/07/04[2]	30,956	30,952
1.04%, 05/20/04[2]	83,676	83,635
1.04%, 05/25/04[2]	30,956	30,936
1.05%, 06/30/04[2]	22,164	22,127
Sydney Capital Corp.
1.25%, 10/22/04[2]	20,604	20,481
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	30,956	30,940
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	22,322	22,322
Windmill Funding Corp.
1.03%, 05/05/04[2]	46,434	46,431
1.03%, 05/06/04[2]	30,956	30,954
1.03%, 05/10/04[2]	61,911	61,899

		1,585,473
TIME DEPOSITS – 0.91%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	61,911	61,911
1.33%, 02/10/05[2]	30,956	30,952
1.39%, 02/02/05[2]	30,956	30,952
1.39%, 04/08/05[2]	43,338	43,332
1.40%, 10/25/04[2]	61,911	61,907
Bank of New York
1.39%, 11/01/04[2]	61,911	61,908

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2004

Security	Principal	Value
Bank of Novia Scotia
1.13%, 10/06/04[2]	$61,911	$61,911
1.24%, 10/07/04[2]	46,434	46,432
1.42%, 10/29/04[2]	46,434	46,436
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	61,911	61,914
Prudential Funding LLC
1.06%, 05/03/04[2]	92,867	92,868
Toronto-Dominion Bank
1.04%, 06/22/04[2]	15,478	15,478
1.22%, 03/23/05[2]	108,345	108,328
1.34%, 02/10/05[2]	24,765	24,762
1.41%, 11/01/04[2]	46,434	46,431
UBS Finance (Delaware)
1.10%, 09/08/04[2]	61,911	61,669
1.11%, 12/17/04[2]	92,867	92,214
1.14%, 09/29/04[2]	61,911	61,620

		1,011,025
U.S. GOVERNMENT AGENCY NOTES – 0.18%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	46,434	46,420
1.28%, 08/19/04[2]	24,765	24,669
1.63%, 04/15/05[2]	43,338	43,469
Federal National Mortgage Association
1.28%, 08/20/04[2]	80,485	80,169

		194,727
REPURCHASE AGREEMENTS – 0.12%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	133,109	133,109

		133,109

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,624,459)		7,624,459

TOTAL INVESTMENTS IN SECURITIES – 106.69% (Cost: $113,598,278)		118,073,048

Other Assets, Less Liabilities – (6.69%)		(7,402,180)

NET ASSETS – 100.00%		$110,670,868

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.85%

Equity Office Properties Trust	931,931	$23,456,703
Simon Property Group Inc.	405,315	19,540,236
Equity Residential	646,336	17,748,387
General Growth Properties Inc.	502,610	13,625,757
Plum Creek Timber Co. Inc.	427,469	12,635,984
Archstone-Smith Trust	431,243	11,828,995
Vornado Realty Trust	228,458	11,525,706
ProLogis	390,321	11,483,244
Boston Properties Inc.	240,260	11,292,220
Kimco Realty Corp.	206,403	8,821,664
Duke Realty Corp.	300,640	8,766,662
Rouse Co. (The)	201,313	8,716,853
AvalonBay Communities Inc.	168,114	8,343,498
iStar Financial Inc.	233,338	8,292,833
Public Storage Inc.	189,376	7,914,023
Health Care Property Investors Inc.	304,245	7,271,456
Host Marriott Corp.[1]	576,620	6,861,778
Liberty Property Trust	181,897	6,648,335
Friedman, Billings, Ramsey Group, Inc. Class A	358,457	6,631,455
Developers Diversified Realty Corp.	185,265	6,067,429
AMB Property Corp.	198,561	6,016,398
Macerich Co. (The)	134,774	5,642,987
United Dominion Realty Trust Inc.	307,968	5,528,026
Annaly Mortgage Management Inc.	316,334	5,472,578
Hospitality Properties Trust	138,821	5,425,125
Thornburg Mortgage Inc.	205,092	5,307,781
New Plan Excel Realty Trust	229,168	5,142,530
Mack-Cali Realty Corp.	136,957	5,115,344
Weingarten Realty Investors	169,854	4,910,479
Chelsea Property Group Inc.	92,923	4,739,073
Regency Centers Corp.	123,561	4,684,198
Ventas Inc.	208,903	4,614,667
Rayonier Inc.	114,722	4,474,158
Arden Realty Inc.	154,783	4,367,976
Federal Realty Investment Trust	117,183	4,345,146
Catellus Development Corp.	192,915	4,157,318
American Financial Realty Trust	264,038	3,907,762
Crescent Real Estate Equities Co.	251,487	3,890,504
Mills Corp.	92,358	3,749,735
Pan Pacific Retail Properties Inc.	85,009	3,734,445
Health Care REIT Inc.	116,242	3,712,769
CarrAmerica Realty Corp.	127,931	3,647,313
Camden Property Trust	85,751	3,628,982
BRE Properties Inc. Class A	113,981	3,613,198
Reckson Associates Realty Corp.	151,580	3,603,057
CBL & Associates Properties Inc.	71,054	3,570,464
CenterPoint Properties Corp.	49,457	3,565,850
Healthcare Realty Trust Inc.	98,844	3,543,557
Shurgard Storage Centers Inc. Class A	105,571	3,515,514
SL Green Realty Corp.	83,432	3,404,026
St. Joe Company (The)	86,446	3,388,683
HRPT Properties Trust	353,680	3,377,644
First Industrial Realty Trust Inc.	97,774	3,290,095
Home Properties Inc.	85,171	3,180,285
Highwoods Properties Inc.	139,864	3,153,933
Realty Income Corp.	80,592	3,082,644
Essex Property Trust Inc.	50,532	3,079,925
Trizec Properties Inc.	210,296	3,011,439
Post Properties Inc.	111,934	3,009,905
Nationwide Health Properties Inc.	165,005	2,991,541
Prentiss Properties Trust	86,796	2,780,944
Redwood Trust Inc.	59,958	2,605,175
Brandywine Realty Trust	101,760	2,578,598
Pennsylvania Real Estate Investment Trust	79,307	2,565,581
Alexandria Real Estate Equities Inc.	44,903	2,551,388
Washington Real Estate Investment Trust	93,463	2,542,194
Cousins Properties Inc.	87,750	2,467,530
Taubman Centers Inc.	119,707	2,334,287
Kilroy Realty Corp.	69,166	2,168,354
LNR Property Corp.	42,346	2,126,616
Capital Automotive	71,675	2,016,218
Gables Residential Trust	62,418	1,984,892
Colonial Properties Trust	54,490	1,922,407
Manufactured Home Communities Inc.	54,771	1,714,332
Glenborough Realty Trust Inc.	81,824	1,537,473
FelCor Lodging Trust Inc.[1]	135,871	1,358,710
Koger Equity Inc.	58,141	1,218,054
Equity Inns Inc.	125,818	1,031,708

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
Meristar Hospitality Corp.[1]	150,536	$873,109

TOTAL COMMON STOCKS (Cost: $457,999,609)		418,447,842

SHORT-TERM INVESTMENTS – 12.74%

MONEY MARKET FUNDS – 4.66%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	13,297,418	13,297,418
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	4,775,264	4,775,264
BlackRock Temp Cash Money Market Fund[2]	220,262	220,262
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	1,234,155	1,234,155

		19,527,099
FLOATING RATE NOTES – 3.19%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$217,058	217,057
1.06%, 09/15/04[2,4]	434,116	434,100
1.06%, 10/12/04[2,4]	217,058	217,049
1.14%, 03/15/05[2,4]	217,058	217,209
1.15%, 08/23/04[2,4]	217,058	217,115
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	325,587	325,566
1.38%, 11/22/04[2]	108,529	108,534
1.40%, 10/29/04[2]	434,116	434,111
CC USA Inc.
1.06%, 05/24/04[2,4]	434,116	434,114
1.07%, 07/16/04[2]	108,529	108,290
1.10%, 07/15/04[2,4]	217,058	217,074
1.29%, 04/15/05[2,4]	434,116	434,075
1.51%, 02/15/05[2,4]	282,175	282,528
Dorada Finance Inc.
1.04%, 07/01/04[2]	151,941	151,682
1.06%, 05/20/04[2,4]	434,116	434,113
1.24%, 08/09/04[2]	108,529	108,525
1.48%, 01/18/05[2,4]	325,587	325,576

Security	Principal	Value
Five Finance Inc.
1.05%, 04/29/05[2,4]	$347,293	$347,258
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	434,116	434,116
1.24%, 04/01/05[2]	277,834	277,809
K2 USA LLC
1.06%, 08/16/04[2,4]	108,529	108,524
1.06%, 09/27/04[2,4]	468,845	468,817
1.07%, 05/17/04[2]	217,058	217,058
1.46%, 01/12/05[2,4]	217,058	217,043
Links Finance LLC
1.05%, 04/15/05[2,4]	434,116	434,034
1.06%, 05/04/04[2]	217,058	217,059
1.06%, 06/28/04[2]	217,058	217,052
1.09%, 07/20/04[2]	173,646	173,640
1.19%, 04/25/05[2]	434,116	434,392
Nationwide Building Society
1.11%, 04/28/05[2,4]	434,116	434,116
1.14%, 07/23/04[2,4]	325,587	325,587
Northern Rock PLC
1.11%, 01/13/05[2,4]	412,410	412,410
Permanent Financing PLC
1.05%, 03/10/05[2]	434,116	434,116
1.06%, 12/10/04[2]	217,058	217,058
Sigma Finance Inc.
1.05%, 07/01/04[2]	217,058	217,049
1.08%, 10/07/04[2]	434,116	434,079
1.09%, 07/20/04[2]	217,058	217,049
1.24%, 08/06/04[2]	108,529	108,526
Tango Finance Corp.
1.06%, 07/06/04[2,4]	130,235	130,232
1.06%, 01/18/05[2,4]	191,011	190,998
1.06%, 04/07/05[2,4]	159,321	159,306
1.07%, 02/25/05[2,4]	243,105	243,066
1.08%, 07/15/04[2,4]	130,235	130,227
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	217,058	217,042
1.26%, 10/20/04[2,4]	107,531	106,891
1.32%, 02/04/05[2,4]	108,529	108,513

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2004

Security	Principal	Value
White Pine Finance LLC
1.05%, 07/06/04[2]	$260,470	$260,465
1.05%, 04/15/05[2,4]	325,587	325,525
1.06%, 08/26/04[2,4]	217,058	217,048
1.06%, 11/15/04[2,4]	260,470	260,470

		13,363,293
COMMERCIAL PAPER – 2.65%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	217,058	216,951
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	175,817	175,807
1.04%, 05/21/04[2]	260,470	260,334
Barton Capital Corp.
1.03%, 05/03/04[2]	108,633	108,634
1.03%, 05/06/04[2]	108,529	108,520
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	217,058	216,946
Cantabric Finance LLC
1.09%, 07/22/04[2]	325,587	324,799
Corporate Asset Funding
1.05%, 05/21/04[2]	225,740	225,623
CRC Funding LLC
1.04%, 06/03/04[2]	434,116	433,727
1.10%, 07/07/04[2]	169,305	168,970
Delaware Funding Corp.
1.03%, 05/05/04[2]	325,947	325,929
1.03%, 05/21/04[2]	108,529	108,473
Edison Asset Securitization
1.03%, 05/06/04[2]	325,587	325,559
1.04%, 06/17/04[2]	434,116	433,552
1.05%, 06/22/04[2]	217,058	216,741
1.07%, 09/21/04[2]	217,058	216,148
Eureka Securitization Inc.
1.03%, 05/25/04[2]	86,823	86,769
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	217,058	217,046
1.04%, 05/25/04[2]	325,587	325,381
1.04%, 05/26/04[2]	434,116	433,830
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	108,529	108,495
Galaxy Funding Inc.
1.05%, 05/17/04[2]	217,058	216,970
1.07%, 07/20/04[2]	195,352	194,899
Gemini Securitization Corp.
1.03%, 05/24/04[2]	108,529	108,464
GIRO Funding US Corp.
1.05%, 05/19/04[2]	108,529	108,478
Grampian Funding LLC
1.26%, 10/22/04[2]	434,116	431,513
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	325,587	325,428
1.04%, 05/24/04[2]	217,058	216,926
1.04%, 05/26/04[2]	297,595	297,398
1.04%, 05/27/04[2]	390,704	390,435
New Center Asset Trust
1.06%, 05/03/04[2]	542,645	542,645
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	217,058	217,033
Polonius Inc.
1.04%, 05/21/04[2]	251,136	251,006
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	108,529	108,476
Scaldis Capital LLC
1.04%, 05/07/04[2]	217,058	217,033
1.04%, 05/20/04[2]	586,725	586,436
1.04%, 05/25/04[2]	217,058	216,920
1.05%, 06/30/04[2]	155,414	155,151
Sydney Capital Corp.
1.25%, 10/22/04[2]	144,474	143,611
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	217,058	216,951
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	156,516	156,517
Windmill Funding Corp.
1.03%, 05/05/04[2]	325,587	325,568
1.03%, 05/06/04[2]	217,058	217,039
1.03%, 05/10/04[2]	434,116	434,029

		11,117,160

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2004

Security	Principal	Value
TIME DEPOSITS – 1.69%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	$434,116	$434,116
1.33%, 02/10/05[2]	217,058	217,033
1.39%, 02/02/05[2]	217,058	217,034
1.39%, 04/08/05[2]	303,881	303,839
1.40%, 10/25/04[2]	434,116	434,085
Bank of New York
1.39%, 11/01/04[2]	434,116	434,094
Bank of Novia Scotia
1.13%, 10/06/04[2]	434,116	434,116
1.24%, 10/07/04[2]	325,587	325,573
1.42%, 10/29/04[2]	325,587	325,599
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	434,116	434,131
Prudential Funding LLC
1.06%, 05/03/04[2]	651,174	651,174
Toronto-Dominion Bank
1.04%, 06/22/04[2]	108,529	108,529
1.22%, 03/23/05[2]	759,703	759,585
1.34%, 02/10/05[2]	173,646	173,626
1.41%, 11/01/04[2]	325,587	325,571
UBS Finance (Delaware)
1.10%, 09/08/04[2]	434,116	432,418
1.11%, 12/17/04[2]	651,174	646,596
1.14%, 09/29/04[2]	434,116	432,077

		7,089,196
U.S. GOVERNMENT AGENCY NOTES – 0.33%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	325,587	325,493
1.28%, 08/19/04[2]	173,646	172,980
1.63%, 04/15/05[2]	303,881	304,802
Federal National Mortgage Association
1.28%, 08/20/04[2]	564,351	562,164

		1,365,439
REPURCHASE AGREEMENTS – 0.22%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	933,350	933,350

		933,350

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,395,537)		53,395,537

TOTAL INVESTMENTS IN SECURITIES – 112.59% (Cost: $511,395,146)		471,843,379

Other Assets, Less Liabilities – (12.59%)		(52,754,217)

NET ASSETS – 100.00%		$419,089,162

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%

Simon Property Group Inc.	1,207,838	$58,229,870
Equity Office Properties Trust	2,146,238	54,020,810
Equity Residential	1,836,443	50,428,725
General Growth Properties Inc.	1,452,205	39,369,278
Vornado Realty Trust	760,158	38,349,971
Public Storage Inc.	851,848	35,598,728
ProLogis	1,208,771	35,562,043
Archstone-Smith Trust	1,286,883	35,299,201
Boston Properties Inc.	672,433	31,604,351
Kimco Realty Corp.	735,566	31,438,091
Rouse Co. (The)	643,861	27,879,181
Duke Realty Corp.	920,898	26,853,386
Host Marriott Corp.[1]	2,221,865	26,440,193
AvalonBay Communities Inc.	471,461	23,398,609
Liberty Property Trust	598,845	21,887,785
Health Care Property Investors Inc.	881,829	21,075,713
Developers Diversified Realty Corp.	590,228	19,329,967
Macerich Co. (The)	412,115	17,255,255
Weingarten Realty Investors	591,152	17,090,204
Chelsea Property Group Inc.	334,154	17,041,854
AMB Property Corp.	561,040	16,999,512
CenterPoint Properties Corp.	194,270	14,006,867
Pan Pacific Retail Properties Inc.	309,958	13,616,455
Arden Realty Inc.	454,194	12,817,355
SL Green Realty Corp.	296,619	12,102,055
Reckson Associates Realty Corp.	428,540	10,186,396
United Dominion Realty Trust Inc.	207,551	3,725,540
Crescent Real Estate Equities Co.	231,611	3,583,022
Prentiss Properties Trust	109,297	3,501,876
Mack-Cali Realty Corp.	77,756	2,904,187
Apartment Investment & Management Co. Class A	74,880	2,109,370

TOTAL COMMON STOCKS (Cost: $712,574,566)		723,705,850

SHORT-TERM INVESTMENTS – 7.76%

MONEY MARKET FUNDS – 2.84%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	14,051,899	14,051,899

Security	Shares or Principal	Value
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	5,021,138	$5,021,138
BlackRock Temp Cash Money Market Fund[2]	231,603	231,603
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	1,297,700	1,297,700

		20,602,340
FLOATING RATE NOTES – 1.94%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$228,234	228,232
1.06%, 09/15/04[2,4]	456,468	456,451
1.06%, 10/12/04[2,4]	228,234	228,224
1.14%, 03/15/05[2,4]	228,234	228,392
1.15%, 08/23/04[2,4]	228,234	228,294
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	342,351	342,329
1.38%, 11/22/04[2]	114,117	114,122
1.40%, 10/29/04[2]	456,468	456,462
CC USA Inc.
1.06%, 05/24/04[2,4]	456,468	456,466
1.07%, 07/16/04[2]	114,117	113,866
1.10%, 07/15/04[2,4]	228,234	228,250
1.29%, 04/15/05[2,4]	456,468	456,425
1.51%, 02/15/05[2,4]	296,704	297,075
Dorada Finance Inc.
1.04%, 07/01/04[2]	159,764	159,491
1.06%, 05/20/04[2,4]	456,468	456,465
1.24%, 08/09/04[2]	114,117	114,112
1.48%, 01/18/05[2,4]	342,351	342,339
Five Finance Inc.
1.05%, 04/29/05[2,4]	365,174	365,139
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	456,468	456,468
1.24%, 04/01/05[2]	292,139	292,113
K2 USA LLC
1.06%, 08/16/04[2,4]	114,117	114,112
1.06%, 09/27/04[2,4]	492,985	492,956
1.07%, 05/17/04[2]	228,234	228,234

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2004

Security	Principal	Value
1.46%, 01/12/05[2,4]	$228,234	$228,218
Links Finance LLC
1.05%, 04/15/05[2,4]	456,468	456,381
1.06%, 05/04/04[2]	228,234	228,234
1.06%, 06/28/04[2]	228,234	228,227
1.09%, 07/20/04[2]	182,587	182,579
1.19%, 04/25/05[2]	456,468	456,758
Nationwide Building Society
1.11%, 04/28/05[2,4]	456,468	456,468
1.14%, 07/23/04[2,4]	342,351	342,351
Northern Rock PLC
1.11%, 01/13/05[2,4]	433,645	433,645
Permanent Financing PLC
1.05%, 03/10/05[2]	456,468	456,468
1.06%, 12/10/04[2]	228,234	228,234
Sigma Finance Inc.
1.05%, 07/01/04[2]	228,234	228,225
1.08%, 10/07/04[2]	456,468	456,429
1.09%, 07/20/04[2]	228,234	228,225
1.24%, 08/06/04[2]	114,117	114,115
Tango Finance Corp.
1.06%, 07/06/04[2,4]	136,940	136,938
1.06%, 01/18/05[2,4]	200,846	200,831
1.06%, 04/07/05[2,4]	167,524	167,508
1.07%, 02/25/05[2,4]	255,622	255,580
1.08%, 07/15/04[2,4]	136,940	136,931
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	228,234	228,217
1.26%, 10/20/04[2,4]	113,067	112,394
1.32%, 02/04/05[2,4]	114,117	114,100
White Pine Finance LLC
1.05%, 07/06/04[2]	273,881	273,876
1.05%, 04/15/05[2,4]	342,351	342,286
1.06%, 08/26/04[2,4]	228,234	228,223
1.06%, 11/15/04[2,4]	273,881	273,881

		14,051,339
COMMERCIAL PAPER – 1.61%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	228,234	228,122
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	184,870	184,859
1.04%, 05/21/04[2]	273,881	273,738
Barton Capital Corp.
1.03%, 05/03/04[2]	114,227	114,227
1.03%, 05/06/04[2]	114,117	114,107
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	228,234	228,116
Cantabric Finance LLC
1.09%, 07/22/04[2]	342,351	341,522
Corporate Asset Funding
1.05%, 05/21/04[2]	237,363	237,239
CRC Funding LLC
1.04%, 06/03/04[2]	456,468	456,059
1.10%, 07/07/04[2]	178,022	177,669
Delaware Funding Corp.
1.03%, 05/05/04[2]	342,730	342,710
1.03%, 05/21/04[2]	114,117	114,059
Edison Asset Securitization
1.03%, 05/06/04[2]	342,351	342,322
1.04%, 06/17/04[2]	456,468	455,874
1.05%, 06/22/04[2]	228,234	227,901
1.07%, 09/21/04[2]	228,234	227,277
Eureka Securitization Inc.
1.03%, 05/25/04[2]	91,294	91,236
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	228,234	228,221
1.04%, 05/25/04[2]	342,351	342,134
1.04%, 05/26/04[2]	456,468	456,166
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	114,117	114,081
Galaxy Funding Inc.
1.05%, 05/17/04[2]	228,234	228,142
1.07%, 07/20/04[2]	205,411	204,934
Gemini Securitization Corp.
1.03%, 05/24/04[2]	114,117	114,048
GIRO Funding US Corp.
1.05%, 05/19/04[2]	114,117	114,064
Grampian Funding LLC
1.26%, 10/22/04[2]	456,468	453,731
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	342,351	342,184
1.04%, 05/24/04[2]	228,234	228,095
1.04%, 05/26/04[2]	312,918	312,711
1.04%, 05/27/04[2]	410,821	410,538

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2004

Security	Principal	Value
New Center Asset Trust
1.06%, 05/03/04[2]	$570,585	$570,585
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	228,234	228,208
Polonius Inc.
1.04%, 05/21/04[2]	264,067	263,929
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	114,117	114,061
Scaldis Capital LLC
1.04%, 05/07/04[2]	228,234	228,208
1.04%, 05/20/04[2]	616,935	616,632
1.04%, 05/25/04[2]	228,234	228,089
1.05%, 06/30/04[2]	163,416	163,139
Sydney Capital Corp.
1.25%, 10/22/04[2]	151,913	151,005
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	228,234	228,122
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	164,575	164,575
Windmill Funding Corp.
1.03%, 05/05/04[2]	342,351	342,331
1.03%, 05/06/04[2]	228,234	228,214
1.03%, 05/10/04[2]	456,468	456,376

		11,689,560
TIME DEPOSITS – 1.03%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	456,468	456,468
1.33%, 02/10/05[2]	228,234	228,208
1.39%, 02/02/05[2]	228,234	228,208
1.39%, 04/08/05[2]	319,528	319,483
1.40%, 10/25/04[2]	456,468	456,435
Bank of New York
1.39%, 11/01/04[2]	456,468	456,445
Bank of Novia Scotia
1.13%, 10/06/04[2]	456,468	456,468
1.24%, 10/07/04[2]	342,351	342,336
1.42%, 10/29/04[2]	342,351	342,364
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	456,468	456,483
Prudential Funding LLC
1.06%, 05/03/04[2]	684,702	684,702
Toronto-Dominion Bank
1.04%, 06/22/04[2]	114,117	114,117
1.22%, 03/23/05[2]	798,819	798,695
1.34%, 02/10/05[2]	182,587	182,566
1.41%, 11/01/04[2]	342,351	342,334
UBS Finance (Delaware)
1.10%, 09/08/04[2]	456,468	454,683
1.11%, 12/17/04[2]	684,702	679,889
1.14%, 09/29/04[2]	456,468	454,324

		7,454,208
U.S. GOVERNMENT AGENCY NOTES – 0.20%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	342,351	342,253
1.28%, 08/19/04[2]	182,587	181,886
1.63%, 04/15/05[2]	319,528	320,496
Federal National Mortgage Association
1.28%, 08/20/04[2]	593,408	591,109

		1,435,744
REPURCHASE AGREEMENTS – 0.14%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	981,406	981,406

		981,406

TOTAL SHORT-TERM INVESTMENTS (Cost: $56,214,597)		56,214,597

TOTAL INVESTMENTS IN SECURITIES – 107.66% (Cost: $768,789,163)		779,920,447

Other Assets, Less Liabilities – (7.66%)		(55,474,211)

NET ASSETS – 100.00%		$724,446,236

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets And Liabilities

iSHARES® TRUST

April 30, 2004

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Cyclical Sector Index Fund	Consumer Non-cyclical Sector Index Fund	Financial Sector Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$329,779,256	$236,879,348	$282,276,586	$246,807,166

Affiliates of the investment advisor	$7,895,707	$7,188,087	$7,167,199	$6,322,998

Investments in securities, at value (including securities on loana) (Note 1): Unaffiliated issuers	$332,059,248	$233,514,035	$303,657,778	$269,749,188
Affiliates of the investment advisor	7,895,707	7,188,087	7,167,199	6,322,998
Receivables:
Investment securities sold	—	—	—	1,363,220
Dividends and interest	221,939	96,987	350,835	498,102
Capital shares sold	—	—	3,495	—

Total Assets	340,176,894	240,799,109	311,179,307	277,933,508

LIABILITIES

Payables:
Investment securities purchased	—	—	—	1,385,388
Collateral for securities on loan (Note 5)	22,985,384	21,204,663	21,367,182	18,197,706
Advisory fees (Note 2)	352,752	207,660	242,667	269,697

Total Liabilities	23,338,136	21,412,323	21,609,849	19,852,791

NET ASSETS	$316,838,758	$219,386,786	$289,569,458	$258,080,717

Net assets consist of:

Paid-in capital	$316,431,099	$225,983,791	$270,481,083	$238,872,068
Undistributed net investment income	410,552	—	230,289	597,453
Accumulated net realized loss	(2,282,885)	(3,231,692)	(2,523,106)	(4,330,826)
Net unrealized appreciation (depreciation)	2,279,992	(3,365,313)	21,381,192	22,942,022

NET ASSETS	$316,838,758	$219,386,786	$289,569,458	$258,080,717

Shares outstanding	7,500,000	3,950,000	5,550,000	2,950,000

Net asset value per share	$42.25	$55.54	$52.17	$87.48

[a]	Securities on loan with market values of $22,198,387, $20,506,540, $20,643,535 and $17,600,240, respectively. See Note 5.

See notes to financial statements.

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2004

	iShares Dow Jones U.S.			iShares Cohen & Steers
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Realty Majors Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$170,089,677	$111,011,377	$493,322,464	$749,716,126

Affiliates of the investment advisor	$4,465,205	$2,586,901	$18,072,682	$19,073,037

Investments in securities, at value (including securities on loana)(Note 1):
Unaffiliated issuers	$166,252,077	$115,486,147	$453,770,697	$760,847,410
Affiliates of the investment advisor	4,465,205	2,586,901	18,072,682	19,073,037
Receivables:
Investment securities sold	49,772	—	—	—
Dividends and interest	73,461	267,276	784,618	633,704

Total Assets	170,840,515	118,340,324	472,627,997	780,554,151

LIABILITIES

Payables:
Collateral for securities on loan (Note 5)	13,286,525	7,544,008	52,897,826	55,621,439
Capital shares redeemed	—	—	102,267	—
Advisory fees (Note 2)	169,818	125,448	538,742	486,476

Total Liabilities	13,456,343	7,669,456	53,538,835	56,107,915

NET ASSETS	$157,384,172	$110,670,868	$419,089,162	$724,446,236

Net assets consist of:

Paid-in capital	$169,957,015	$108,397,847	$460,035,289	$713,685,349
Undistributed net investment income	—	324,275	290,001	1,629,733
Accumulated net realized loss	(8,735,243)	(2,526,024)	(1,684,361)	(2,000,130)
Net unrealized appreciation (depreciation)	(3,837,600)	4,474,770	(39,551,767)	11,131,284

NET ASSETS	$157,384,172	$110,670,868	$419,089,162	$724,446,236

Shares outstanding	3,250,000	1,100,000	4,500,000	7,200,000

Net asset value per share	$48.43	$100.61	$93.13	$100.62

[a]	Securities on loan with market values of $12,867,772, $7,291,085, $51,107,839 and $53,739,453, respectively. See Note 5.

see notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year Ended April 30, 2004

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Cyclical Sector Index Fund	Consumer Non-Cyclical Sector Index Fund	Financial Sector Index Fund
NET INVESTMENT INCOME

Dividends[a]	$5,467,728	$1,216,726	$3,132,178	$5,565,856
Interest[b]	1,822	760	898	1,751
Securities lending income[b]	18,771	14,680	13,261	14,653

Total investment income	5,488,321	1,232,166	3,146,337	5,582,260

EXPENSES (Note 2)

Advisory fees	1,431,135	936,060	887,525	1,249,444

Total expenses	1,431,135	936,060	887,525	1,249,444

Net investment income	4,057,186	296,106	2,258,812	4,332,816

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(1,852,057)	(1,589,536)	(749,683)	(1,166,684)
In-kind redemptions	20,192,040	2,288,794	636,782	1,018,029

Net realized gain (loss)	18,339,983	699,258	(112,901)	(148,655)

Net change in unrealized appreciation (depreciation) on investments	12,741,111	27,215,745	38,413,496	32,124,797

Net realized and unrealized gain	31,081,094	27,915,003	38,300,595	31,976,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,138,280	$28,211,109	$40,559,407	$36,308,958

[a]	Net of foreign withholding tax of $-, $-, $- and $1,501, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

see notes to financial statements.

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended April 30, 2004

	iShares Dow Jones U.S.			iShares Cohen & Steers
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME

Dividends[a]	$2,084,120	$2,795,961	$21,384,387	$30,098,790
Interest[b]	737	1,001	4,993	7,157
Securities lending income[b]	9,235	7,298	36,110	43,063

Total investment income	2,094,092	2,804,260	21,425,490	30,149,010

EXPENSES (Note 2)

Advisory fees	816,820	628,792	2,080,140	1,875,786

Total expenses	816,820	628,792	2,080,140	1,875,786

Net investment income	1,277,272	2,175,468	19,345,350	28,273,224

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(1,152,956)	(1,230,376)	(5,818,922)	(7,495,970)
In-kind redemptions	12,118,106	11,344,014	60,339,295	32,623,596

Net realized gain	10,965,150	10,113,638	54,520,373	25,127,626

Net change in unrealized appreciation (depreciation) on investments	15,562,180	5,539,065	(35,483,332)	14,250,762

Net realized and unrealized gain	26,527,330	15,652,703	19,037,041	39,378,388

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,804,602	$17,828,171	$38,382,391	$67,651,612

[a]	Net of foreign withholding tax of $-, $1,031, $- and $-, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund		iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$4,057,186	$1,483,664	$296,106	$159,650	$2,258,812	$1,765,404
Net realized gain (loss)	18,339,983	47,637	699,258	(12,645,323)	(112,901)	(2,264,332)
Net change in unrealized appreciation (depreciation)	12,741,111	(9,234,438)	27,215,745	(28,561,389)	38,413,496	(22,809,651)

Net increase (decrease) in net assets resulting from operations	35,138,280	(7,703,137)	28,211,109	(41,047,062)	40,559,407	(23,308,579)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(3,869,236)	(1,321,199)	(296,106)	(159,650)	(2,371,901)	(1,581,472)
Return of capital	—	—	(8,787)	(17,563)	—	—

Total distributions to shareholders	(3,869,236)	(1,321,199)	(304,893)	(177,213)	(2,371,901)	(1,581,472)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	275,384,412	124,678,747	132,602,989	257,549,911	170,050,256	67,215,486
Cost of shares redeemed	(89,594,002)	(73,863,854)	(70,898,261)	(215,911,491)	(6,586,545)	(69,380,963)

Net increase (decrease) in net assets from capital share transactions	185,790,410	50,814,893	61,704,728	41,638,420	163,463,711	(2,165,477)

INCREASE (DECREASE) IN NET ASSETS	217,059,454	41,790,557	89,610,944	414,145	201,651,217	(27,055,528)

NET ASSETS:

Beginning of year	99,779,304	57,988,747	129,775,842	129,361,697	87,918,241	114,973,769

End of year	$316,838,758	$99,779,304	$219,386,786	$129,775,842	$289,569,458	$87,918,241

Undistributed net investment income included in net assets at end of year	$410,552	$222,602	$—	$—	$230,289	$343,378

SHARES ISSUED AND REDEEMED:

Shares sold	6,650,000	3,550,000	2,500,000	5,350,000	3,500,000	1,500,000
Shares redeemed	(2,050,000)	(2,100,000)	(1,400,000)	(4,850,000)	(150,000)	(1,700,000)

Net increase (decrease) in shares outstanding	4,600,000	1,450,000	1,100,000	500,000	3,350,000	(200,000)

See notes to financial statements.

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$4,332,816	$2,499,345	$1,277,272	$730,706	$2,175,468	$1,059,977
Net realized gain (loss)	(148,655)	393,557	10,965,150	(2,021,984)	10,113,638	(964,721)
Net change in unrealized appreciation (depreciation)	32,124,797	(12,735,690)	15,562,180	(9,582,522)	5,539,065	(291,999)

Net increase (decrease) in net assets resulting from operations	36,308,958	(9,842,788)	27,804,602	(10,873,800)	17,828,171	(196,743)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(3,894,471)	(2,355,203)	(1,283,480)	(724,498)	(2,073,172)	(945,070)
Return of capital	—	—	(11,324)	—	—	—

Total distributions to shareholders	(3,894,471)	(2,355,203)	(1,294,804)	(724,498)	(2,073,172)	(945,070)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	81,532,850	59,776,259	111,708,255	34,729,899	45,865,363	75,007,718
Cost of shares redeemed	(4,069,289)	(21,171,250)	(61,884,407)	(26,715,462)	(67,906,919)	(17,000,726)

Net increase (decrease) in net assets from capital share transactions	77,463,561	38,605,009	49,823,848	8,014,437	(22,041,556)	58,006,992

INCREASE (DECREASE) IN NET ASSETS	109,878,048	26,407,018	76,333,646	(3,583,861)	(6,286,557)	56,865,179

NET ASSETS:

Beginning of year	148,202,669	121,795,651	81,050,526	84,634,387	116,957,425	60,092,246

End of year	$258,080,717	$148,202,669	$157,384,172	$81,050,526	$110,670,868	$116,957,425

Undistributed net investment income included in net assets at end of year	$597,453	$320,833	$—	$6,208	$324,275	$221,979

SHARES ISSUED AND REDEEMED:

Shares sold	950,000	850,000	2,450,000	900,000	450,000	950,000
Shares redeemed	(50,000)	(300,000)	(1,300,000)	(650,000)	(750,000)	(200,000)

Net increase (decrease) in shares outstanding	900,000	550,000	1,150,000	250,000	(300,000)	750,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$19,345,350	$9,086,000	$28,273,224	$10,744,683
Net realized gain (loss)	54,520,373	(5,335,054)	25,127,626	334,129
Net change in unrealized appreciation (depreciation)	(35,483,332)	(6,654,575)	14,250,762	(2,468,883)

Net increase (decrease) in net assets resulting from operations	38,382,391	(2,903,629)	67,651,612	8,609,929

Undistributed net investment income included in the price of capital shares issued or redeemed	2,549,000	378,000	4,088,000	2,950,500

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(13,871,295)	(7,002,627)	(20,735,219)	(8,993,012)
Return of capital	(6,619,829)	(1,573,981)	(8,685,946)	(2,864,361)

Total distributions to shareholders	(20,491,124)	(8,576,608)	(29,421,165)	(11,857,373)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	697,487,703	247,295,083	537,632,626	313,456,287
Cost of shares redeemed	(494,041,553)	(147,895,080)	(123,236,692)	(135,111,372)

Net increase in net assets from capital share transactions	203,446,150	99,400,003	414,395,934	178,344,915

INCREASE IN NET ASSETS	223,886,417	88,297,766	456,714,381	178,047,971

NET ASSETS:

Beginning of year	195,202,745	106,904,979	267,731,855	89,683,884

End of year	$419,089,162	$195,202,745	$724,446,236	$267,731,855

Undistributed net investment income included in net assets at end of year	$290,001	$654,592	$1,629,733	$442,680

SHARES ISSUED AND REDEEMED:

Shares sold	7,150,000	3,100,000	5,250,000	3,800,000
Shares redeemed	(5,100,000)	(1,900,000)	(1,200,000)	(1,650,000)

Net increase in shares outstanding	2,050,000	1,200,000	4,050,000	2,150,000

See notes to financial statements.

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$34.41	$39.99	$39.24	$36.04

Income from investment operations:

Net investment income	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	7.86	(5.62)	0.73	3.25

Total from investment operations	8.52	(4.92)	1.28	3.80

Less distributions from:

Net investment income	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	—	—	—	(0.07)

Total distributions	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$42.25	$34.41	$39.99	$39.24

Total return	24.85%	(12.30)%	3.38%	10.80%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[4]	7%	6%	9%	16%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of Period	$45.54	$55.05	$59.88	$59.63

Income from investment operations:

Net investment income	0.10	0.05	0.02	0.09
Net realized and unrealized gain (loss)	10.00	(9.50)	(4.80)	0.45

Total from investment operations	10.10	(9.45)	(4.78)	0.54

Less distributions from:

Net investment income	(0.10)	(0.05)	—	(0.10)
Net realized gain	—	—	—	(0.19)
Return of capital	(0.00)[5]	(0.01)	(0.05)	—

Total distributions	(0.10)	(0.06)	(0.05)	(0.29)

Net asset value, end of period	$55.54	$45.54	$55.05	$59.88

Total return	22.21%	(17.17)%	(7.98)%	0.98%[2]

Ratios/supplemental data:

Net assets, end of period (000s)	$219,387	$129,776	$129,362	$29,940
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[3]	0.19%	0.11%	(0.05)%	0.16%
Portfolio turnover rate[4]	6%	10%	4%	25%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than $0.01.

See notes to financial statements.

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$39.96	$47.91	$40.55	$40.83

Income from investment operations:

Net investment income	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	12.32	(8.04)	7.41	(0.39)

Total from investment operations	12.97	(7.35)	7.90	0.03

Less distributions from:

Net investment income	(0.76)	(0.60)	(0.54)	(0.31)

Total distributions	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$52.17	$39.96	$47.91	$40.55

Total return	32.73%	(15.40)%	19.65%	0.06%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[4]	5%	28%	8%	38%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$72.29	$81.20	$81.78	$71.80

Income from investment operations:

Net investment income	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	15.09	(8.94)	(0.61)	10.17

Total from investment operations	16.74	(7.63)	0.50	11.94

Less distributions from:

Net investment income	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	—	—	—	(0.39)

Total distributions	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$87.48	$72.29	$81.20	$81.78

Total return	23.29%	(9.33)%	0.66%	16.69%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[4]	7%	28%	4%	11%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$38.60	$45.75	$53.99	$58.11

Income from investment operations:

Net investment income	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:

Net investment income	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	—	—	—	(0.13)
Return of capital	(0.00)[5]	—	—	—

Total distributions	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$48.43	$38.60	$45.75	$53.99

Total return	26.56%	(14.75)%	(14.72)%	(6.46)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[4]	3%	12%	27%	23%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$83.54	$92.45	$93.67	$85.58

Income from investment operations:

Net investment income	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	16.93	(8.90)	(1.26)	8.10

Total from investment operations	19.05	(7.49)	(0.04)	9.39

Less distributions from:

Net investment income	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	—	—	—	(0.13)

Total distributions	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$100.61	$83.54	$92.45	$93.67

Total return	22.91%	(8.02)%	0.00%[5]	11.03%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[4]	7%	41%	3%	5%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than 0.01%.

See notes to financial statements.

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$79.67	$85.52	$77.21	$68.97

Income from investment operations:

Net investment income	4.98	5.04	4.56	3.51
Net realized and unrealized gain (loss)	13.84	(6.01)	8.71	7.51

Total from investment operations	18.82	(0.97)	13.27	11.02

Less distributions from:

Net investment income	(3.63)	(3.98)	(4.54)	(2.64)
Net realized gain	—	—	—	(0.14)
Return of capital	(1.73)	(0.90)	(0.42)	—

Total distributions	(5.36)	(4.88)	(4.96)	(2.78)

Net asset value, end of period	$93.13	$79.67	$85.52	$77.21

Total return	23.66%	(0.98)%	17.83%	16.32%[2]

Ratios/supplemental data:

Net assets, end of period (000s)	$419,089	$195,203	$106,905	$54,049
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	5.58%	6.40%	5.97%	6.37%
Portfolio turnover rate[4]	20%	21%	10%	30%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jan. 29, 2001[1] to Apr. 30, 2001
Net asset value, beginning of period	$84.99	$89.68	$80.09	$79.86

Income from investment operations:

Net investment income	5.26	4.59	4.79	1.11
Net realized and unrealized gain (loss)	15.87	(4.32)	9.98	(0.39)

Total from investment operations	21.13	0.27	14.77	0.72

Less distributions from:

Net investment income	(3.88)	(3.76)	(4.77)	(0.49)
Return of capital	(1.62)	(1.20)	(0.41)	—

Total distributions	(5.50)	(4.96)	(5.18)	(0.49)

Net asset value, end of period	$100.62	$84.99	$89.68	$80.09

Total return	24.97%	0.46%	19.05%	0.91%[2]

Ratios/supplemental data:

Net assets, end of period (000s)	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[3]	0.35%	0.35%[5]	0.35%	0.35%
Ratio of net investment income to average net assets[3]	5.28%	6.17%[5]	5.80%	6.01%
Portfolio turnover rate[4]	15%	13%	15%	2%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Includes voluntary reimbursement from the advisor. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

See notes to financial statements.

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2004, the Trust offered 63 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Cyclical Sector, iShares Dow Jones U.S. Consumer Non-Cyclical Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate and the iShares Cohen & Steers Realty Majors Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income

NOTES TO THE FINANCIAL STATEMENTS	75

Notes to the Financial Statements (Continued)

iSHARES® TRUST

from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Basic Materials Sector	$410,552	$858,481	$(861,374)	$407,659
Dow Jones U.S. Consumer Cyclical Sector	—	(5,320,369)	(1,276,636)	(6,597,005)
Dow Jones U.S. Consumer Non-Cyclical Sector	217,484	20,519,852	(1,648,961)	19,088,375
Dow Jones U.S. Financial Sector	421,695	21,527,099	(2,740,145)	19,208,649
Dow Jones U.S. Industrial Sector	—	(5,221,438)	(7,351,405)	(12,572,843)
Dow Jones U.S. Financial Services	324,275	3,453,422	(1,504,676)	2,273,021
Dow Jones U.S. Real Estate	—	(39,922,394)	(1,023,733)	(40,946,127)
Cohen & Steers Realty Majors	—	10,934,658	(173,771)	10,760,887

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales and dividends from real estate investment trusts.

For the years ended April 30, 2004 and April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2004.

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2003 to April 30, 2004, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2005, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Basic Materials Sector	$105,997
Dow Jones U.S. Consumer Cyclical Sector	38,335
Dow Jones U.S. Industrial Sector	3,547,732
Dow Jones U.S. Financial Services	6,748
Cohen & Steers Realty Majors	173,771

The Funds had tax basis net capital loss carryforwards at April 30, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Dow Jones U.S. Basic Materials Sector	$—	$67,181	$474,468	$213,728	$755,377
Dow Jones U.S. Consumer Cyclical Sector	—	214,348	640,467	383,486	1,238,301
Dow Jones U.S. Consumer Non-Cyclical Sector	12,169	410,794	786,981	439,017	1,648,961
Dow Jones U.S. Financial Sector	—	146,667	1,198,744	1,394,734	2,740,145
Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,803,673
Dow Jones U.S. Financial Services	—	154,770	506,488	836,670	1,497,928
Dow Jones U.S. Real Estate	—	—	818,229	205,504	1,023,733

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended April 30, 2004 are disclosed in the Funds’ Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at April 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at April 30, 2004. For further information, see Note 5, below.

NOTES TO THE FINANCIAL STATEMENTS	77

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.60%
Dow Jones U.S. Consumer Cyclical Sector	0.60
Dow Jones U.S. Consumer Non-Cyclical Sector	0.60
Dow Jones U.S. Financial Sector	0.60
Dow Jones U.S. Industrial Sector	0.60
Dow Jones U.S. Financial Services	0.60
Dow Jones U.S. Real Estate	0.60
Cohen & Steers Realty Majors	0.35

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$18,896
Dow Jones U.S. Consumer Cyclical Sector	14,783
Dow Jones U.S. Consumer Non-Clyclical Sector	13,415
Dow Jones U.S. Financial Sector	14,727
Dow Jones U.S. Industrial Sector	9,309
Dow Jones U.S. Financial Services	7,299
Dow Jones U.S Real Estate	36,449
Cohen & Steers Realty Majors	43,437

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended April 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first eleven months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the year ended April 30, 2004, including interest income, were as follows:

iShares Index Fund and Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	50	38,075	37,866	259	$258,952	$1,822

Dow Jones U.S. Consumer Cyclical Sector

IMMF	85	14,644	14,586	143	142,967	760

Dow Jones U.S. Consumer Non-cyclical Sector

IMMF	60	18,733	18,725	68	68,072	898

Dow Jones U.S. Financial Sector

IMMF	145	38,004	37,872	277	276,920	1,751

Dow Jones U.S. Industrial Sector

IMMF	22	14,462	14,433	51	50,841	737

Dow Jones U.S. Financial Services

IMMF	118	21,698	21,736	80	80,450	1,001

Dow Jones U.S. Real Estate

IMMF	25	111,009	110,536	498	497,711	4,993

Cohen & Steers Realty Majors

IMMF	43	157,989	157,439	593	593,157	7,157

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

As of April 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$17,672,821	$17,197,859
Dow Jones U.S. Consumer Cyclical Sector	9,040,863	9,028,553
Dow Jones U.S. Consumer Non-Cyclical Sector	7,409,190	7,440,117
Dow Jones U.S. Financial Sector	13,729,277	13,519,228
Dow Jones U.S. Industrial Sector	3,866,892	3,839,850
Dow Jones U.S. Financial Services	6,934,813	6,913,153
Dow Jones U.S. Real Estate	69,130,227	70,969,807
Cohen & Steers Realty Majors	81,501,698	85,465,289

In-kind transactions (see Note 4) for the year ended April 30, 2004, were as follows:

iShares Index Fund	In-Kind Purchases	In-Kind Sales
Dow Jones U.S. Basic Materials Sector	$275,002,424	$89,514,618
Dow Jones U.S. Consumer Cyclical Sector	132,529,197	70,857,599
Dow Jones U.S. Consumer Non-Cyclical Sector	170,160,344	6,837,846
Dow Jones U.S. Financial Sector	81,442,355	4,066,855
Dow Jones U.S. Industrial Sector	111,641,619	61,796,906
Dow Jones U.S. Financial Services	45,781,385	67,806,384
Dow Jones U.S. Real Estate	712,110,130	505,895,466
Cohen & Steers Realty Majors	575,725,474	155,233,239

At April 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$339,096,474	$11,796,843	$(10,938,362)	$858,481
Dow Jones U.S. Consumer Cyclical Sector	246,022,491	10,337,170	(15,657,539)	(5,320,369)
Dow Jones U.S. Consumer Non-Cyclical Sector	290,305,125	23,681,123	(3,161,271)	20,519,852
Dow Jones U.S. Financial Sector	254,545,087	25,664,789	(4,137,690)	21,527,099
Dow Jones U.S. Industrial Sector	175,938,720	7,181,567	(12,403,005)	(5,221,438)
Dow Jones U.S. Financial Services	114,619,626	6,102,047	(2,648,625)	3,453,422
Dow Jones U.S. Real Estate	511,765,773	—	(39,922,394)	(39,922,394)
Cohen & Steers Realty Majors	768,985,789	21,233,182	(10,298,524)	10,934,658

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

At April 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of April 30, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at April 30, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Index Funds and the iShares Cohen & Steers Realty Majors Index Fund (the “Funds”), as listed on the table of contents, at April 30, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 21, 2004

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended April 30, 2004 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Dow Jones U.S. Basic Materials Sector	100.00%
Dow Jones U.S. Consumer Cyclical Sector	100.00
Dow Jones U.S. Consumer Non-Cyclical Sector	98.76
Dow Jones U.S. Financial Sector	98.48
Dow Jones U.S. Industrial Sector	100.00
Dow Jones U.S. Financial Services	100.00

Under Section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended April 30, 2004:

iShares Index Fund	Amount
Dow Jones U.S. Basic Materials Sector	$4,057,186
Dow Jones U.S. Consumer Cyclical Sector	296,106
Dow Jones U.S. Consumer Non-Cyclical Sector	2,246,007
Dow Jones U.S. Financial Sector	4,068,177
Dow Jones U.S. Industrial Sector	1,277,272
Dow Jones U.S. Financial Services	2,175,468

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TAX INFORMATION	83

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.21%
Greater than 0.5% and Less than 1.0%	19	2.03
Between 0.5% and – 0.5%	905	96.59
Less than – 0.5% and Greater than –1.0%	5	0.53
Less than –1.0%	6	0.64

	937	100.00%

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.96%
Between 0.5% and – 0.5%	920	98.19
Less than – 0.5%	8	0.85

	937	100.00%

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.96%
Between 0.5% and – 0.5%	923	98.51
Less than – 0.5%	5	0.53

	937	100.00%

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.53%
Between 0.5% and – 0.5%	920	98.19
Less than – 0.5% and Greater than – 1.0%	8	0.85
Less than – 1.0%	4	0.43

	937	100.00%

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.64%
Between 0.5% and – 0.5%	920	98.18
Less than – 0.5% and Greater than – 1.0%	7	0.75
Less than – 1.0%	4	0.43

	937	100.00%

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.64%
Between 0.5% and – 0.5%	921	98.29
Less than – 0.5% and Greater than – 1.0%	10	1.07

	937	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5%	5	0.53%
Between 0.5% and – 0.5%	925	98.72
Less than – 0.5%	7	0.75

	937	100.00%

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: April 1, 2001 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.67%
Between 0.5% and – 0.5%	739	98.66
Less than – 0.5%	5	0.67

	749	100.00%

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 96 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 119 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998);Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

TRUSTEE INFORMATION	87

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) Tyon Ranch Company.

W. Allen Reed (57)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	89

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any ishares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

S&P 1500 (ISI)
S&P 500 (IVV)
S&P 500/BARRA Growth (IVW)
S&P 500/BARRA Value (IVE)
S&P MidCap 400 (IJH)
S&P MidCap 400/BARRA Growth (IJK)
S&P MidCap 400/BARRA Value (IJJ)
S&P SmallCap 600 (IJR)
S&P SmallCap 600/BARRA Growth (IJT)
S&P SmallCap 600/BARRA Value (IJS)
S&P 100 (OEF)

iShares Sector and Specialty Index Funds

Cohen & Steers Realty Majors (ICF)
Dow Jones U.S. Basic Materials Sector (IYM)
Dow Jones U.S. Consumer Cyclical Sector (IYC)
Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
Dow Jones U.S. Energy Sector (IYE)
Dow Jones U.S. Financial Sector (IYF)
Dow Jones U.S. Financial Services (IYG)
Dow Jones U.S. Healthcare Sector (IYH)
Dow Jones U.S. Industrial Sector (IYJ)
Dow Jones U.S. Real Estate (IYR)
Dow Jones Select Dividend (DVY)
Dow Jones U.S. Technology Sector (IYW)
Dow Jones U.S. Telecommunications Sector (IYZ)
Dow Jones U.S. Total Market (IYY)
Dow Jones Transportation Average (IYT)
Dow Jones U.S. Utilities Sector (IDU)
Goldman Sachs Natural Resources (IGE)
Goldman Sachs Networking (IGN)
Goldman Sachs Semiconductor (IGW)
Goldman Sachs Software (IGV)
Goldman Sachs Technology (IGM)
Nasdaq Biotechnology (IBB)
S&P Global Energy Sector (IXC)
S&P Global Financials Sector (IXG)
S&P Global Healthcare Sector (IXJ)
S&P Global Technology Sector (IXN)
S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

Russell 3000 (IWV)
Russell 3000 Growth (IWZ)
Russell 3000 Value (IWW)
Russell 1000 (IWB)
Russell 1000 Growth (IWF)
Russell 1000 Value (IWD)
Russell Midcap (IWR)
Russell Midcap Growth (IWP)
Russell Midcap Value (IWS)
Russell 2000 (IWM)
Russell 2000 Growth (IWO)
Russell 2000 Value (IWN)

iShares International Index Funds

MSCI Australia (EWA)
MSCI Austria (EWO)
MSCI Belgium (EWK)
MSCI Brazil (EWZ)
MSCI Canada (EWC)
MSCI EAFE (EFA)
MSCI Emerging Markets (EEM)
MSCI EMU (EZU)
MSCI France (EWQ)
MSCI Germany (EWG)
MSCI Hong Kong (EWH)
MSCI Italy (EWI)
MSCI Japan (EWJ)
MSCI Malaysia (EWM)
MSCI Mexico (EWW)
MSCI Netherlands (EWN)
MSCI Pacific ex-Japan (EPP)
MSCI Singapore (EWS)
MSCI South Africa (EZA)
MSCI South Korea (EWY)
MSCI Spain (EWP)
MSCI Sweden (EWD)
MSCI Switzerland (EWL)
MSCI Taiwan (EWT)
MSCI United Kingdom (EWU)
S&P Europe 350 (IEV)
S&P Global 100 (IOO)
S&P Latin America 40 (ILF)
S&P/TOPIX 150 (ITF)

iShares Bond Funds

Lehman Aggregate (AGG)
Lehman TIPS (TIP)
Lehman 1-3 Year Treasury (SHY)
Lehman 7-10 Year Treasury (IEF)
Lehman 20+ Year Treasury (TLT)
GS $InvesTop™ Corporate (LQD)

iShares NYSE Index Funds

NYSE 100 (NY)
NYSE Composite (NYC)

iShares Morningstar Index Funds*

Large Core (JKD)
Large Growth (JKE)
Large Value (JKF)
Mid Core (JKG)
Mid Growth (JKH)
Mid Value (JKI)
Small Core (JKJ)
Small Growth (JKK)
Small Value (JKL)
*	Public offering expected on or about July 2, 2004.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. or Cohen & Steers Capital Management. Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

[GRAPHIC APPEARS HERE]

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

iShares®

ITEM 1. Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2004

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND

iSHARES DOW JONES SELECT DIVIDEND INDEX FUND

iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders:

Stock markets generally posted solid gains during the last twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including tepid economic growth figures, the possibility of deflation, and high unemployment levels, diminished as the year progressed. Healthy quarterly gross domestic product (GDP) beginning in the third quarter of 2003 contributed to the performance trend, and declining unemployment rates in the first quarter of 2004 provided additional encouragement. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios - and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site at www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of April 30, 2004, had reached $74.2 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss President and Chairman of the Board of Trustees iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the Fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.50%	24.87%	24.80%	(4.99)%	(4.99)%	(4.82)%	(18.05)%	(18.03)%	(17.43)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND	DOW JONES U.S. TOTAL MARKET INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$10,104	$10,108
7/31/2000	$9,920	$9,925
8/31/2000	$10,644	$10,652
9/30/2000	$10,145	$10,154
10/31/2000	$9,993	$10,003
11/30/2000	$9,041	$9,047
12/31/2000	$9,184	$9,193
1/31/2001	$9,516	$9,522
2/28/2001	$8,607	$8,615
3/31/2001	$8,013	$8,022
4/30/2001	$8,680	$8,694
5/31/2001	$8,750	$8,764
6/30/2001	$8,564	$8,580
7/31/2001	$8,426	$8,441
8/31/2001	$7,920	$7,934
9/30/2001	$7,215	$7,228
10/31/2001	$7,383	$7,403
11/30/2001	$7,963	$7,987
12/31/2001	$8,070	$8,094
1/31/2002	$7,932	$7,958
2/28/2002	$7,766	$7,790
3/31/2002	$8,099	$8,127
4/30/2002	$7,645	$7,674
5/31/2002	$7,568	$7,597
6/30/2002	$7,000	$7,028
7/31/2002	$6,461	$6,486
8/31/2002	$6,494	$6,520
9/30/2002	$5,806	$5,829
10/31/2002	$6,278	$6,304
11/30/2002	$6,660	$6,689
12/31/2002	$6,280	$6,307
1/31/2003	$6,126	$6,152
2/28/2003	$6,028	$6,055
3/31/2003	$6,086	$6,116
4/30/2003	$6,583	$6,615
5/31/2003	$6,978	$7,015
6/30/2003	$7,067	$7,106
7/31/2003	$7,214	$7,254
8/31/2003	$7,373	$7,416
9/30/2003	$7,291	$7,333
10/31/2003	$7,719	$7,767
11/30/2003	$7,820	$7,870
12/31/2003	$8,191	$8,245
1/31/2004	$8,359	$8,415
2/29/2004	$8,475	$8,534
3/31/2004	$8,367	$8,426
4/30/2004	$8,195	$8,255

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Basic Materials	2.56%
Consumer, Cyclical	14.34%
Consumer, Noncyclical	9.10%
Energy	6.45%
Financial	20.77%
Healthcare	13.65%
Industrial	12.12%
Short-Term and Other Net Assets	0.16%
Technology	14.71%
Telecommunications	3.16%
Utilities	2.98%

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”) the Fund returned 24.50%, while the Index returned 24.80%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board (the “Fed”) cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) figures released throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April. Also in April, Fed chairman Alan Greenspan announced that the risk of deflation was no longer an issue, leaving the door open for short-term interest rate increases in the future.

Among the Fund’s ten largest holdings, performance was largely positive during the reporting period. Technology bellwether Intel Corp. (1.44% of the net assets of the Fund as of April 30, 2004) led the way with a 40.07% gain during the reporting period. Insurer American International Group Inc. (1.41% of the net assets of the Fund as of April 30, 2004) climbed 23.64%, and Citigroup Inc. (2.14% of the net assets of the Fund as of April 30, 2004) rose 22.52%. Exxon Mobil Corp. (2.40% of the net assets of the Fund as of April 30, 2004) gained 20.88%. The sole negative performer among the ten largest holdings was Johnson & Johnson (1.38% of the net assets of the Fund as of April 30, 2004), which declined 4.13% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	5

Manager’s Discussion & Analysis

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.90%	38.32%	34.46%	2.62%	2.67%	2.95%	10.57%	10.80%	11.94%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND	DOW JONES U.S. ENERGY SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$9,587	$9,646
7/31/2000	$9,270	$9,409
8/31/2000	$10,341	$10,343
9/30/2000	$10,555	$10,694
10/31/2000	$10,103	$10,333
11/30/2000	$9,620	$9,868
12/31/2000	$10,811	$10,839
1/31/2001	$10,370	$10,448
2/28/2001	$10,412	$10,415
3/31/2001	$10,269	$10,264
4/30/2001	$11,313	$11,327
5/31/2001	$11,186	$11,232
6/30/2001	$10,047	$10,206
7/31/2001	$9,957	$9,973
8/31/2001	$9,534	$9,553
9/30/2001	$8,726	$8,852
10/31/2001	$9,300	$9,373
11/30/2001	$8,949	$8,992
12/31/2001	$9,532	$9,574
1/31/2002	$9,059	$9,205
2/28/2002	$9,402	$9,619
3/31/2002	$10,194	$10,415
4/30/2002	$9,804	$9,945
5/31/2002	$9,553	$9,716
6/30/2002	$9,280	$9,476
7/31/2002	$8,141	$8,340
8/31/2002	$8,288	$8,390
9/30/2002	$7,651	$7,689
10/31/2002	$7,785	$7,953
11/30/2002	$8,045	$8,246
12/31/2002	$8,057	$8,280
1/31/2003	$7,833	$8,048
2/28/2003	$8,047	$8,261
3/31/2003	$8,067	$8,323
4/30/2003	$8,018	$8,323
5/31/2003	$8,910	$9,119
6/30/2003	$8,825	$8,985
7/31/2003	$8,521	$8,695
8/31/2003	$9,041	$9,266
9/30/2003	$8,846	$9,037
10/31/2003	$8,953	$9,130
11/30/2003	$9,017	$9,166
12/31/2003	$10,242	$10,410
1/31/2004	$10,406	$10,556
2/29/2004	$10,870	$11,047
3/31/2004	$10,840	$10,987
4/30/2004	$11,056	$11,190

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Coal	0.34%
Mining	0.14%
Oil & Gas Producers	85.60%
Oil & Gas Services	12.78%
Pipelines	1.11%
Short-Term and Other Net Assets	0.03%

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 37.90%, while the Index returned 34.46%.

Regulatory constraints, such as those imposed by the Securities and Exchange Commission and Internal Revenue Service, can restrict the Fund’s ability to hold a given index component at its benchmark weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the “Single Issuer Rule”, generally prohibits a fund from investing more than 25% of the value of a fund’s total assets in the securities of a single issuer. To comply with this rule, the Fund was obligated to underweight its investment in the Index’s largest constituent, Exxon Mobil Corp., and to overweight its investment in ChevronTexaco Corp., the Index’s second largest constituent. Exxon Mobil under-performed the benchmark and ChevronTexaco over-performed the benchmark during the reporting period. This had a positive impact on the Fund’s performance relative to the Index’s, and was a major factor in the Fund’s out-performance of the Index by 3.44 percentage points.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Although oil prices finished the reporting period at roughly the same level that they had begun, they experienced considerable volatility during the reporting period. Early in the reporting period, the war in Iraq elevated oil prices to nearly $40 a barrel as it created instability in the region. By summer, however, oil prices had begun to drift downward as a result of resumed production in Iraq and higher inventories in the U.S. and Europe, as well as increased production in Russia. By August, the price of crude oil dipped to just over $25 per barrel. Fearing further price erosion and rising inventories, the Organization of Petroleum Exporting Countries (OPEC) decided to cut production by 3%-5%, beginning in November. Driven up by output constraints and a cold winter in the Northeastern United States, oil prices topped $38 per barrel in March.

Among the Fund’s ten largest holdings, performance was generally strong over the reporting period. Oil service and exploration companies Occidental Petroleum Corp. (4.60% of the net assets of the Fund as of April 30, 2004) and Apache Corp. (2.38% of the net assets of the Fund as of April 30, 2004) gained 58.12% and 46.27%, respectively. Diversified oil companies ChevronTexaco Corp. (22.35% of the net assets of the Fund as of April 30, 2004) and ConocoPhillips (4.93% of the net assets of the Fund as of April 30, 2004) climbed 45.68% and 41.75%, respectively, and Burlington Resources Inc. (2.95% of the net assets of the Fund as of April 30, 2004) rose 45.26%. Anadarko Petroleum Corp. (2.35% of the net assets of the Fund as of April 30, 2004) gained 20.68% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.96%	17.41%	17.66%	0.35%	0.42%	0.98%	1.35%	1.64%	3.84%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND	DOW JONES U.S. HEALTHCARE SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$11,099	$11,121
7/31/2000	$10,481	$10,506
8/31/2000	$10,709	$10,756
9/30/2000	$11,178	$11,233
10/31/2000	$11,480	$11,541
11/30/2000	$11,697	$11,756
12/31/2000	$12,084	$12,148
1/31/2001	$11,043	$11,105
2/28/2001	$10,958	$11,023
3/31/2001	$10,034	$10,099
4/30/2001	$10,429	$10,501
5/31/2001	$10,585	$10,666
6/30/2001	$10,248	$10,331
7/31/2001	$10,569	$10,660
8/31/2001	$10,225	$10,317
9/30/2001	$10,198	$10,295
10/31/2001	$10,255	$10,357
11/30/2001	$10,781	$10,895
12/31/2001	$10,471	$10,587
1/31/2002	$10,245	$10,364
2/28/2002	$10,221	$10,343
3/31/2002	$10,283	$10,411
4/30/2002	$9,636	$9,761
5/31/2002	$9,431	$9,557
6/30/2002	$8,566	$8,685
7/31/2002	$8,359	$8,473
8/31/2002	$8,410	$8,528
9/30/2002	$7,911	$8,027
10/31/2002	$8,326	$8,451
11/30/2002	$8,558	$8,693
12/31/2002	$8,251	$8,384
1/31/2003	$8,223	$8,359
2/28/2003	$8,051	$8,189
3/31/2003	$8,358	$8,506
4/30/2003	$8,667	$8,825
5/31/2003	$8,945	$9,113
6/30/2003	$9,296	$9,476
7/31/2003	$9,310	$9,494
8/31/2003	$8,995	$9,178
9/30/2003	$9,013	$9,201
10/31/2003	$9,119	$9,314
11/30/2003	$9,290	$9,495
12/31/2003	$9,795	$10,014
1/31/2004	$10,093	$10,327
2/29/2004	$10,199	$10,439
3/31/2004	$9,860	$10,096
4/30/2004	$10,136	$10,385

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Biotechnology	15.31%
Healthcare Providers	12.62%
Medical Products	20.65%
Pharmaceuticals	51.41%
Short-Term and Other Net Assets	0.01%

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”) the Fund returned 16.96%, while the Index returned 17.66%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward improving economic conditions. Gross domestic product (GDP) figures for each of the four quarters during the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Healthcare companies posted mixed results for the reporting period. Biotechnology and medical technology companies generally performed well, continuing to benefit from renewed investor interest in growth-related stocks. Performance for pharmaceutical company shares was divided: several pharmaceutical companies faced expirations on their patents and in turn, the threat of competition from generic drug makers. Others, however, received positive news related to drugs in their pipelines.

Among the Fund’s ten largest holdings, performance was mixed during the reporting period. Pharmaceutical giant Pfizer Inc., the largest holding at 17.19% of the Fund’s net assets as of April 30, 2004, gained 16.29% and pharmaceutical company Eli Lilly & Co. (4.46% of the net assets of the Fund as of April 30, 2004) rose 15.65% during the reporting period. Abbott Laboratories (4.33% of the net assets of the Fund as of April 30, 2004) returned 8.34%, and medical device company Medtronic Inc. (3.85% of the net assets of the Fund as of April 30, 2004) gained 5.70%. On the negative side, pharmaceutical company Merck & Co. Inc. (6.58% of the net assets of the Fund as of April 30, 2004) declined 14.65%, and Wyeth (3.19% of the net assets of the Fund as of April 30, 2004) fell 12.54%. Amgen Inc. (4.57% of the net assets of the Fund as of April 30, 2004) declined 7.98% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.89%	26.20%	26.63%	(21.58)%	(21.51)%	(21.11)%	(61.83)%	(61.70)%	(60.89)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND	DOW JONES U.S. TECHNOLOGY SECTOR INDEX
5/15/2000	$10,000	$10,000
5/31/2000	$9,593	$9,595
6/30/2000	$11,009	$11,018
7/31/2000	$10,342	$10,362
8/31/2000	$11,723	$11,751
9/30/2000	$9,833	$9,863
10/31/2000	$9,152	$9,186
11/30/2000	$7,013	$7,045
12/31/2000	$6,397	$6,430
1/31/2001	$7,427	$7,468
2/28/2001	$5,315	$5,347
3/31/2001	$4,587	$4,618
4/30/2001	$5,440	$5,480
5/31/2001	$5,196	$5,235
6/30/2001	$5,239	$5,282
7/31/2001	$4,868	$4,911
8/31/2001	$4,252	$4,291
9/30/2001	$3,328	$3,360
10/31/2001	$3,953	$3,992
11/30/2001	$4,629	$4,677
12/31/2001	$4,559	$4,608
1/31/2002	$4,611	$4,664
2/28/2002	$3,947	$3,994
3/31/2002	$4,247	$4,300
4/30/2002	$3,724	$3,772
5/31/2002	$3,563	$3,611
6/30/2002	$3,090	$3,134
7/31/2002	$2,815	$2,855
8/31/2002	$2,765	$2,807
9/30/2002	$2,266	$2,301
10/31/2002	$2,765	$2,808
11/30/2002	$3,256	$3,311
12/31/2002	$2,780	$2,827
1/31/2003	$2,754	$2,801
2/28/2003	$2,812	$2,862
3/31/2003	$2,772	$2,822
4/30/2003	$3,032	$3,089
5/31/2003	$3,323	$3,387
6/30/2003	$3,314	$3,379
7/31/2003	$3,507	$3,578
8/31/2003	$3,730	$3,807
9/30/2003	$3,691	$3,770
10/31/2003	$4,046	$4,135
11/30/2003	$4,114	$4,206
12/31/2003	$4,174	$4,270
1/31/2004	$4,336	$4,438
2/29/2004	$4,193	$4,293
3/31/2004	$4,064	$4,163
4/30/2004	$3,817	$3,911

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Communications Technology	19.75%
Semiconductors	24.76%
Short-Term and Other Net Assets	0.02%
Software	27.58%
Technology Hardware & Equipment	23.73%
Technology Services	4.16%

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 25.89%, while the Index returned 26.63%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) figures throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Technology stocks performed well during the reporting period. Both global PC sales and global chip sales levels climbed throughout the reporting period, spurring a rally in the previously depressed technology sector. According to the Semiconductor Industry Association, chip sales in February 2004 were 30.8% higher than sales in February 2003. Adding to the sector’s gains, improving economic conditions led to renewed investor interest in technology shares.

Nine of the Fund’s ten largest holdings posted gains during the reporting period. Motorola Inc. (2.48% of the net assets of the Fund as of April 30, 2004) led the way with a 130.72% gain. Wireless telecommunications maker QUALCOMM Inc. (2.94% of the net assets of the Fund as of April 30, 2004) climbed 95.92%. Technology bellwethers Intel Corp. (9.75% of the net assets of the Fund as of April 30, 2004) and Cisco Systems Inc. (8.38% of the net assets of the Fund as of April 30, 2004) rose 40.07% and 39.40%, respectively, during the reporting period. Semiconductor company Texas Instruments Inc. (2.54% of the net assets of the Fund as of April 30, 2004) gained 35.75%. The sole negative performer among the Fund’s ten largest holdings was Oracle Corp. (2.62% of the net assets of the Fund as of April 30, 2004), which declined 5.30% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.71%	18.91%	19.08%	(20.38)%	(20.35)%	(17.75)%	(59.28)%	(59.23)%	(52.36)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND	DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX
5/22/2000	$10,000	$10,000
5/31/2000	$10,125	$10,208
6/30/2000	$10,516	$10,537
7/31/2000	$9,755	$9,768
8/31/2000	$9,502	$9,482
9/30/2000	$9,017	$9,209
10/31/2000	$9,168	$9,498
11/30/2000	$7,448	$8,103
12/31/2000	$6,968	$7,464
1/31/2001	$8,231	$8,629
2/28/2001	$7,195	$7,768
3/31/2001	$6,666	$7,328
4/30/2001	$6,894	$7,657
5/31/2001	$6,788	$7,487
6/30/2001	$6,577	$7,191
7/31/2001	$6,728	$7,522
8/31/2001	$6,100	$6,828
9/30/2001	$6,100	$7,208
10/31/2001	$5,399	$6,285
11/30/2001	$5,541	$6,393
12/31/2001	$5,668	$6,511
1/31/2002	$5,149	$6,003
2/28/2002	$4,759	$5,628
3/31/2002	$4,749	$5,516
4/30/2002	$4,060	$4,658
5/31/2002	$4,065	$4,822
6/30/2002	$3,459	$4,223
7/31/2002	$2,985	$3,702
8/31/2002	$3,049	$3,631
9/30/2002	$2,605	$3,129
10/31/2002	$3,354	$4,126
11/30/2002	$3,760	$4,599
12/31/2002	$3,507	$4,262
1/31/2003	$3,364	$3,983
2/28/2003	$3,136	$3,650
3/31/2003	$3,126	$3,636
4/30/2003	$3,401	$4,002
5/31/2003	$3,669	$4,270
6/30/2003	$3,826	$4,425
7/31/2003	$3,654	$4,193
8/31/2003	$3,661	$4,198
9/30/2003	$3,546	$4,029
10/31/2003	$3,746	$4,264
11/30/2003	$3,690	$4,207
12/31/2003	$3,958	$4,575
1/31/2004	$4,076	$4,763
2/29/2004	$4,185	$4,844
3/31/2004	$4,090	$4,769
4/30/2004	$4,071	$4,766

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Fixed-Line Communications	72.89%
Short-Term and Other Net Assets	0.54%
Wireless Communications	26.57%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”), the Fund returned 19.71%, while the Index returned 19.08%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) figures throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

Telecommunications stocks generally responded to the improved economic conditions. In some cases, the growth came from a renewed interest in investment activity. Investors generally appeared more willing to return to more growth-oriented securities again, and, for many, the depressed share prices provided additional incentive. In addition, many telecommunications companies that had suffered from overcapacity issues following the bursting of the technology bubble benefited from renewed demand during the reporting period.

Among the Fund’s ten largest holdings, AT&T Wireless Services Inc. (4.70% of the net assets of the Fund as of April 30, 2004) was the top performer during the reporting period with a 113.78% gain. In February, Cingular Wireless, the United States’ second-largest wireless carrier, announced plans to acquire AT&T Wireless, currently the nation’s third-largest wireless carrier, which would transform the two companies into the largest wireless carrier in the U.S. with a subscriber base of 46 million. Wireless services companies Nextel Communications Inc. (its Class A shares constituted 4.53% of the net assets of the Fund as of April 30, 2004) and Sprint Corp.’s FON Group (4.58% of the net assets of the Fund as of April 30, 2004) climbed 61.59% and 55.43%, respectively. Verizon Communications Inc., the largest holding at 22.15% of the Fund’s net assets as of April 30, 2004, gained 0.96% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04			Inception to 4/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.28%	21.22%	22.05%	(1.73)%	(1.73)%	(1.22)%	(6.55)%	(6.55)%	(4.67)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND	DOW JONES U.S. UTILITIES SECTOR INDEX
6/12/2000	$10,000	$10,000
6/30/2000	$9,377	$9,374
7/31/2000	$10,033	$10,040
8/31/2000	$11,390	$11,406
9/30/2000	$12,498	$12,525
10/31/2000	$11,932	$11,965
11/30/2000	$11,963	$11,996
12/31/2000	$12,928	$12,963
1/31/2001	$11,634	$11,672
2/28/2001	$11,952	$11,992
3/31/2001	$11,943	$11,983
4/30/2001	$12,590	$12,636
5/31/2001	$12,379	$12,417
6/30/2001	$11,576	$11,616
7/31/2001	$10,996	$11,036
8/31/2001	$10,800	$10,840
9/30/2001	$9,767	$9,805
10/31/2001	$9,576	$9,625
11/30/2001	$9,200	$9,249
12/31/2001	$9,513	$9,568
1/31/2002	$9,181	$9,238
2/28/2002	$9,068	$9,129
3/31/2002	$9,944	$10,021
4/30/2002	$9,899	$9,980
5/31/2002	$9,386	$9,465
6/30/2002	$8,930	$9,006
7/31/2002	$7,790	$7,860
8/31/2002	$8,056	$8,134
9/30/2002	$7,140	$7,210
10/31/2002	$7,074	$7,147
11/30/2002	$7,182	$7,260
12/31/2002	$7,456	$7,541
1/31/2003	$7,196	$7,284
2/28/2003	$6,870	$6,955
3/31/2003	$7,182	$7,274
4/30/2003	$7,706	$7,810
5/31/2003	$8,489	$8,611
6/30/2003	$8,570	$8,698
7/31/2003	$8,095	$8,215
8/31/2003	$8,212	$8,338
9/30/2003	$8,549	$8,687
10/31/2003	$8,668	$8,812
11/30/2003	$8,754	$8,904
12/31/2003	$9,254	$9,419
1/31/2004	$9,437	$9,611
2/29/2004	$9,634	$9,816
3/31/2004	$9,717	$9,907
4/30/2004	$9,346	$9,532

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Electric Utilities	90.56%
Gas Utilities	8.72%
Short-Term and Other Net Assets	0.18%
Water Utilities	0.54%

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the “Index”). For the 12-month period ended April 30, 2004 (the “reporting period”) the Fund returned 21.28%, while the Index returned 22.05%.

Equity markets generally delivered solid gains during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs pointed toward economic expansion. Quarterly gross domestic product (GDP) figures throughout the reporting period were encouraging. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April.

The utilities sector generally performed well during the reporting period, responding largely to the signs of economic recovery. As economic conditions improved, so did the demand for industrial production, which in turn meant higher demand for power. For a few utilities companies, the gains represented recovery from the scandals that had plagued the sector in previous reporting periods.

Nine of the Fund’s ten largest holdings posted gains during the reporting period. PG&E Corp. (3.11% of the net assets of the Fund as of April 30, 2004) gained 83.71%, as the once-troubled utility rebounded from lows hit in the wake of California’s energy crisis. Power producer TXU Corp. (3.18% of the net assets of the Fund as of April 30, 2004) climbed 71.39%. Exelon, the largest holding at 6.33% of the Fund’s net assets as of April 30, 2004, rose 26.21%, and Duke Energy Corp. (5.49% of the net assets of the Fund as of April 30, 2004) gained 19.73%. The only negative performance among the Fund’s ten largest holdings came from Southern Company (6.08% of the net assets of the Fund as of April 30, 2004), which declined 1.13% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of 4/30/04

Total Returns
Inception to 4/30/04
NAV	MARKET	INDEX
7.70%	7.80%	7.91%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (11/3/03).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/04, the Fund did not have six months of performance and therefore a line graph is not presented.

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Auto Parts & Tires	1.90%
Automobile Manufacturers	2.81%
Banks	37.99%
Chemicals	11.09%
Containers & Packaging	1.31%
Electric Utilities	19.69%
Energy	3.37%
Fixed-Line Communications	3.04%
Forest Products & Paper	1.22%
Gas Utilities	2.76%
General Industrial Services	1.61%
Insurance	4.92%
Pharmaceuticals	1.54%
Short-Term and Other Net Assets	0.17%
Tobacco	6.58%

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). From its inception on November 3, 2003 through April 30, 2004 (the “reporting period”) the Fund returned 7.70%, while the Index returned 7.91%.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Equities generally trended upward during the reporting period in the face of encouraging economic news. Quarterly gross domestic product (GDP) figures throughout the reporting period pointed to economic recovery. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April. Throughout the reporting period, the Federal Reserve Board left rates unchanged at 1.00% and in April indicated that it may begin to raise rates in the future.

Among the Fund’s ten largest holdings, performance was mixed during the reporting period. Altria Group Inc. (4.11% of the net assets of the Fund as of April 30, 2004) gained 18.94%, and General Motors Corp. (2.81% of the net assets of the Fund as of April 30, 2004) climbed 10.54% during the reporting period. The largest holding at 4.88% of the Fund’s net assets as of April 30, 2004, Bank of America Corp. rose 5.92%. On the negative side, PNC Financial Services Group (2.94% of the net assets of the Fund as of April 30, 2004) and utility company FPL Group Inc. (3.53% of the net assets of the Fund as of April 30, 2004) declined 1.94% and 1.03%, respectively, during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of 4/30/04

Total Returns
Inception to 4/30/04
NAV	MARKET	INDEX
4.19%	4.35%	3.81%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/6/03).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (10/10/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND	DOW JONES TRANSPORTATION AVERAGE INDEX
10/6/2003	$10,000	$10,000
10/31/2003	$10,422	$10,416
11/30/2003	$10,462	$10,462
12/31/2003	$10,779	$10,784
1/31/2004	$10,338	$10,350
2/29/2004	$10,406	$10,423
3/31/2004	$10,415	$10,414
4/30/2004	$10,419	$10,381

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY INDUSTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Airlines	8.64%
General Industrial Services	4.06%
Industrial Transportation*	87.30%

*	Includes Short-Term and Other Net Liabilities of -0.03%.

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). For the period from the Fund’s inception on October 6, 2003 through April 30, 2004 (the “reporting period”), the Fund returned 4.19%, while the Index returned 3.81%.

Equities generally trended upward during the reporting period in the face of encouraging economic news. Quarterly gross domestic product (GDP) figures throughout the reporting period pointed to economic recovery. Corporate earnings announcements also provided cause for optimism, revealing both higher earnings levels and stabilizing earnings expectations. Jobless claims, which had been the last holdout in the turn toward economic expansion, finally declined late in the reporting period, dipping to a three-year low in April. Throughout the reporting period, the Federal Reserve Board left short-term interest rates unchanged at 1.00% and in April indicated that it may begin to raise interest rates in the future.

Transportation stocks benefited from the improving economic environment, which generally translated into increased demand for transportation-related companies. In particular, airfreight and express shipping companies benefited from higher business activity levels.

Among the Fund’s ten largest holdings, the best performer during the reporting period was Norfolk Southern Corp. (4.71% of the net assets of the Fund as of April 30, 2004), which gained 24.58%. Ryder System Inc. (5.87% of the net assets of the Fund as of April 30, 2004) rose 21.70% during the reporting period. Freight companies Expeditors International Washington Inc. (6.91% of the net assets of the Fund as of April 30, 2004) and CNF Inc. (6.05% of the net assets of the Fund as of April 30, 2004) climbed 13.84% and 12.67%, respectively. Railroad companies Burlington Northern Santa Fe Corp. (4.89% of the net assets of the Fund as of April 30, 2004) and Union Pacific Corp. (7.97% of the net assets of the Fund as of April 30, 2004) gained 10.77% and 0.15%, respectively.

MANAGERS’ DISCUSSION & ANALYSIS	19

Schedule of Investments

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.84%

General Electric Co.	344,525	$10,318,524
Exxon Mobil Corp.	215,400	9,165,270
Pfizer Inc.	250,282	8,950,084
Microsoft Corp.	333,833	8,669,643
Citigroup Inc.	169,423	8,147,552
Bank of America Corp.	68,203	5,489,659
Intel Corp.	212,703	5,472,848
American International Group Inc.	75,151	5,384,569
Johnson & Johnson	97,373	5,261,063
Wal-Mart Stores Inc.	87,687	4,998,159
International Business Machines Corp.	56,441	4,976,403
Cisco Systems Inc.[1]	225,472	4,705,601
Procter & Gamble Co.	42,404	4,484,223
Coca-Cola Co. (The)	73,784	3,731,257
Altria Group Inc.	66,655	3,691,354
Merck & Co. Inc.	73,022	3,432,034
Verizon Communications Inc.	90,910	3,430,943
ChevronTexaco Corp.	35,084	3,210,186
Wells Fargo & Company	55,536	3,135,563
PepsiCo Inc.	56,349	3,070,457
SBC Communications Inc.	108,683	2,706,207
Home Depot Inc.	74,693	2,628,447
Dell Inc.[1]	74,072	2,571,039
JP Morgan Chase & Co.	67,322	2,531,307
Time Warner Inc.[1]	142,745	2,400,971
Amgen Inc.[1]	42,352	2,383,147
Lilly (Eli) & Co.	31,508	2,325,605
Abbott Laboratories	51,121	2,250,346
3M Co.	23,600	2,040,928
Medtronic Inc.	39,620	1,999,225
Wachovia Corp.	43,550	1,992,413
Fannie Mae	28,649	1,968,759
Viacom Inc. Class B	49,488	1,912,711
American Express Co.	37,202	1,821,038
Bank One Corp.	36,546	1,804,276
Tyco International Ltd.	65,368	1,794,352
Hewlett-Packard Co.	89,560	1,764,332
Morgan Stanley	32,484	1,669,353
Wyeth	43,521	1,656,844
QUALCOMM Inc.	26,310	1,643,323
U.S. Bancorp	62,845	1,611,346
Bristol-Myers Squibb Co.	63,365	1,590,461
Walt Disney Co. (The)	67,171	1,546,948
BellSouth Corp.	59,850	1,544,728
Merrill Lynch & Co. Inc.	28,312	1,535,360
Oracle Corp.[1]	130,352	1,462,549
ConocoPhillips	20,470	1,459,511
United Technologies Corp.	16,843	1,452,877
Texas Instruments Inc.	56,607	1,420,836
Du Pont (E.I.) de Nemours and Co.	32,652	1,402,403
Motorola Inc.	76,257	1,391,690
Anheuser-Busch Companies Inc.	26,761	1,371,234
Freddie Mac	22,762	1,329,301
First Data Corp.	28,983	1,315,538
UnitedHealth Group Inc.	20,578	1,265,135
United Parcel Service Inc. Class B	17,961	1,259,964
Comcast Corp. Class A1	41,168	1,239,157
Gillette Co. (The)	29,883	1,222,812
Lowe’s Companies Inc.	23,406	1,218,516
Dow Chemical Co. (The)	30,226	1,199,670
Target Corp.	26,964	1,169,429
Walgreen Co.	33,609	1,158,838
Washington Mutual Inc.	28,766	1,133,093
McDonald’s Corp.	41,599	1,132,741
eBay Inc.[1]	14,124	1,127,378
Schlumberger Ltd.	19,249	1,126,644
Kimberly-Clark Corp.	16,367	1,071,220
Allstate Corp. (The)	23,041	1,057,582
Cardinal Health Inc.	14,191	1,039,491
AT&T Wireless Services Inc.[1]	73,661	1,017,258
Applied Materials Inc.[1]	55,381	1,009,596
Boeing Co. (The)	23,377	997,964
Goldman Sachs Group Inc. (The)	10,101	977,272
Liberty Media Corp. Class A1	88,298	965,980
Colgate-Palmolive Co.	16,351	946,396
Yahoo! Inc.[1]	18,521	934,570
MBNA Corp.	36,982	901,621
Honeywell International Inc.	25,878	894,861
EMC Corp.[1]	79,344	885,479
Genentech Inc.[1]	7,206	884,897

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Ford Motor Company	57,367	$881,157
St. Paul Travelers Companies Inc.	21,630	879,692
Alcoa Inc.	28,420	873,915
Comcast Corp. Special Class A1	30,099	872,570
Caterpillar Inc.	11,135	865,524
Automatic Data Processing Inc.	19,232	842,554
Fifth Third Bancorp	15,550	834,413
Nextel Communications Inc. Class A1	34,868	831,950
Emerson Electric Co.	13,749	827,965
Sysco Corp.	21,170	809,753
Schering-Plough Corp.	48,394	809,632
Cendant Corp.	33,580	795,174
Boston Scientific Corp.[1]	19,178	789,942
Forest Laboratories Inc.[1]	12,064	777,887
Prudential Financial Inc.	17,634	774,838
Gannett Co. Inc.	8,861	768,071
Sprint Corp. (FON Group)	42,874	767,007
Clear Channel Communications Inc.	18,337	760,802
Illinois Tool Works Inc.	8,703	750,286
Marsh & McLennan Companies Inc.	16,432	741,083
Bank of New York Co. Inc. (The)	25,275	736,513
Exelon Corp.	10,773	721,145
General Motors Corp.	15,013	711,916
AFLAC Inc.	16,724	706,255
Southern Company	24,038	691,333
Dominion Resources Inc.	10,693	682,320
Lehman Brothers Holdings Inc.	9,097	667,720
Avon Products Inc.	7,784	653,856
FedEx Corp.	9,064	651,792
Guidant Corp.	10,173	641,001
International Paper Co.	15,818	637,782
Zimmer Holdings Inc.[1]	7,971	636,484
Baxter International Inc.	19,978	632,304
Biogen Idec Inc.[1]	10,699	631,241
National City Corp.	18,043	625,551
Duke Energy Corp.	29,620	623,797
BB&T Corp.	17,851	615,681
Occidental Petroleum Corp.	12,776	603,027
SunTrust Banks Inc.	8,794	598,432
Sara Lee Corp.	25,860	596,849
HCA Inc.	14,421	585,925
Hartford Financial Services Group Inc.	9,571	584,597
Northrop Grumman Corp.	5,690	564,733
Costco Wholesale Corp.[1]	15,035	563,061
Harley-Davidson Inc.	9,996	562,975
SLM Corp.	14,674	562,161
Lockheed Martin Corp.	11,704	558,281
WellPoint Health Networks Inc.[1]	4,967	554,764
Deere & Co.	8,112	551,940
InterActiveCorp[1]	17,307	551,574
Progressive Corp. (The)	6,264	548,225
Carnival Corp.	12,653	539,904
Waste Management Inc.	19,007	539,799
Countrywide Financial Corp.	9,085	538,741
DIRECTV Group Inc. (The)[1]	29,755	532,615
State Street Corp.	10,875	530,700
Analog Devices Inc.	12,162	518,101
Alltel Corp.	10,274	517,193
ConAgra Foods Inc.	17,729	512,191
General Dynamics Corp.	5,455	510,697
Capital One Financial Corp.	7,688	503,795
Starbucks Corp.[1]	12,941	502,887
PNC Financial Services Group	9,424	500,414
Electronic Arts Inc.[1]	9,862	499,214
Omnicom Group Inc.	6,270	498,528
CVS Corp.	12,874	497,323
Union Pacific Corp.	8,416	495,955
McGraw-Hill Companies Inc. (The)	6,246	492,560
Maxim Integrated Products Inc.	10,664	490,437
Corning Inc.[1]	43,924	484,482
Newmont Mining Corp.	12,753	476,962
General Mills Inc.	9,697	472,729
Caremark Rx Inc.[1]	13,949	472,174
Lucent Technologies Inc.[1]	139,943	471,608
Best Buy Co. Inc.	8,688	471,324
Gap Inc. (The)	21,208	466,788
Symantec Corp.[1]	10,166	457,978
AT&T Corp.	26,127	448,078
Apache Corp.	10,670	446,753
Stryker Corp.	4,499	445,086
Golden West Financial Corp.	4,230	444,615

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Anadarko Petroleum Corp.	8,290	$444,178
Raytheon Co.	13,748	443,510
Heinz (H.J.) Co.	11,588	442,546
Devon Energy Corp.	7,227	442,292
Burlington Resources Inc.	6,435	432,882
International Game Technology Inc.	11,455	432,312
Weyerhaeuser Co.	7,245	428,904
St. Jude Medical Inc.[1]	5,619	428,505
Chubb Corp.	6,196	427,524
FirstEnergy Corp.	10,884	425,564
Halliburton Co.	14,275	425,395
Mellon Financial Corp.	14,212	421,244
Amazon.com Inc.[1]	9,666	420,084
Apollo Group Inc. Class A1	4,605	418,502
Sun Microsystems Inc.[1]	106,718	416,200
Becton, Dickinson & Co.	8,221	415,572
Paychex Inc.	11,132	415,001
Staples Inc.	16,065	413,834
Kohls Corp.[1]	9,858	411,966
Aetna Inc.	4,978	411,929
Masco Corp.	14,693	411,551
Entergy Corp.	7,518	410,483
Computer Associates International Inc.	15,215	407,914
Nike Inc. Class B	5,661	407,309
Baker Hughes Inc.	11,053	405,424
KeyCorp	13,628	404,752
Gilead Sciences Inc.[1]	6,652	404,641
Anthem Inc.[1]	4,534	401,622
Burlington Northern Santa Fe Corp.	12,282	401,621
TJX Companies Inc.	16,328	401,179
ACE Ltd.	9,149	401,092
Praxair Inc.	10,756	393,132
Kroger Co.[1]	22,386	391,755
American Electric Power Co. Inc.	12,825	390,393
Agilent Technologies Inc.[1]	14,321	386,810
Lexmark International Inc.[1]	4,238	383,369
Allergan Inc.	4,353	383,282
Xilinx Inc.[1]	11,291	379,716
Principal Financial Group Inc.	10,679	376,969
Veritas Software Corp.[1]	14,103	376,127
Yum! Brands Inc.[1]	9,562	370,910
Ingersoll-Rand Co. Class A	5,744	370,775
Linear Technology Corp.	10,276	366,134
TXU Corp.	10,720	365,981
Fortune Brands Inc.	4,792	365,390
MetLife Inc.	10,552	364,044
Bed Bath & Beyond Inc.[1]	9,752	361,994
PG&E Corp.[1]	12,897	354,925
Schwab (Charles) Corp. (The)	34,187	351,784
FPL Group Inc.	5,513	350,737
Xerox Corp.[1]	25,973	348,817
Air Products & Chemicals Inc.	6,997	348,521
Danaher Corp.	3,748	346,765
XL Capital Ltd. Class A	4,522	345,255
Tribune Co.	7,181	343,826
Marathon Oil Corp.	10,166	341,171
Johnson Controls Inc.	6,214	340,900
Progress Energy Inc.	7,970	340,877
Archer-Daniels-Midland Co.	19,393	340,541
Pitney Bowes Inc.	7,698	336,788
Southwest Airlines Co.	23,506	335,666
Kellogg Co.	7,822	335,564
PPG Industries Inc.	5,654	335,339
SouthTrust Corp.	10,736	333,675
Public Service Enterprise Group Inc.	7,688	329,815
Safeway Inc.[1]	14,342	329,149
Equity Office Properties Trust	13,024	327,814
Juniper Networks Inc.[1]	14,948	327,062
Sears, Roebuck and Co.	8,077	323,484
Genzyme Corp.[1]	7,398	322,257
PACCAR Inc.	5,679	320,636
Adobe Systems Inc.	7,714	318,897
Medco Health Solutions Inc.[1]	8,928	316,051
Norfolk Southern Corp.	13,031	310,398
Unocal Corp.	8,508	306,628
Consolidated Edison Inc.	7,398	304,872
Accenture Ltd.[1]	12,819	304,708
Penney (J.C.) Co. Inc. (Holding Co.)	8,992	304,469
Biomet Inc.	7,699	304,110
Limited Brands Inc.	14,641	302,190
Monsanto Co.	8,704	301,071

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Kraft Foods Inc.	9,134	$300,600
CIGNA Corp.	4,649	299,907
Eaton Corp.	4,986	296,069
McKesson Corp.	8,906	292,651
Electronic Data Systems Corp.	15,954	291,799
Transocean Inc.[1]	10,481	291,057
Apple Computer Inc.[1]	11,291	290,517
May Department Stores Co. (The)	9,363	288,380
Federated Department Stores Inc.	5,877	287,973
Marriott International Inc. Class A	6,095	287,440
Northern Trust Corp.	6,797	287,377
Broadcom Corp. Class A1	7,608	287,278
Simon Property Group Inc.	5,840	281,546
Flextronics International Ltd.[1]	17,384	279,882
Wrigley (William Jr.) Co.	4,527	279,316
MBIA Inc.	4,738	279,021
Comerica Inc.	5,337	275,549
Micron Technology Inc.[1]	19,778	269,376
Dover Corp.	6,648	266,119
KLA-Tencor Corp.[1]	6,386	266,105
Starwood Hotels & Resorts Worldwide Inc.	6,669	265,360
EchoStar Communications Corp.[1]	7,975	264,690
Moody’s Corp.	4,099	264,426
M&T Bank Corp.	3,091	262,735
Lincoln National Corp.	5,781	259,451
Coach Inc.[1]	6,058	258,071
Clorox Co.	4,981	257,916
Ameren Corp.	5,895	257,729
Bear Stearns Companies Inc. (The)	3,211	257,330
Marshall & Ilsley Corp.	6,992	257,096
Georgia-Pacific Corp.	7,300	256,230
Franklin Resources Inc.	4,649	254,905
AmSouth Bancorp	11,551	254,353
Hershey Foods Corp.	2,851	253,425
Altera Corp.[1]	12,585	251,826
Univision Communications Inc. Class A1	7,430	251,506
Computer Sciences Corp.[1]	6,130	250,778
Edison International	10,705	250,497
Intuit Inc.[1]	5,891	250,191
Regions Financial Corp.	7,187	249,461
Equity Residential	9,076	249,227
PPL Corp.	5,789	248,059
Block (H & R) Inc.	5,490	247,654
Valero Energy Corp.	3,884	247,644
SunGard Data Systems Inc.[1]	9,424	245,684
Charter One Financial Inc.	7,344	245,069
Albertson’s Inc.	10,464	244,439
Mattel Inc.	14,318	242,833
Eastman Kodak Co.	9,405	242,555
ITT Industries Inc.	3,052	241,993
National Semiconductor Corp.[1]	5,884	240,008
CIT Group Inc.	6,956	239,078
AON Corp.	9,167	238,892
Ambac Financial Group Inc.	3,459	238,671
Loews Corp.	4,102	237,957
MGIC Investment Corp.	3,227	237,572
Fiserv Inc.[1]	6,373	232,997
BJ Services Co.[1]	5,223	232,423
Jefferson-Pilot Corp.	4,666	231,387
Campbell Soup Co.	8,349	230,683
New York Times Co. Class A	4,915	225,156
Quest Diagnostics Inc.	2,635	222,262
Xcel Energy Inc.	13,042	218,193
Cox Communications Inc. Class A1	6,670	218,042
Hilton Hotels Corp.	12,371	216,369
Parker Hannifin Corp.	3,912	216,294
Coca-Cola Enterprises Inc.	7,957	214,839
CSX Corp.	6,976	214,582
Newell Rubbermaid Inc.	9,034	213,564
Network Appliance Inc.[1]	11,429	212,808
Constellation Energy Group Inc.	5,514	212,179
DTE Energy Co.	5,435	212,074
AmerisourceBergen Corp.	3,663	212,051
Nabors Industries Ltd.[1]	4,767	211,464
Interpublic Group of Companies Inc.[1]	13,425	210,638
Textron Inc.	3,800	209,684
T. Rowe Price Group Inc.	4,062	208,299
Genuine Parts Co.	5,800	207,640
XTO Energy Inc.	7,702	205,643
Donnelley (R.R.) & Sons Co.	6,989	205,616

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Knight Ridder Inc.	2,652	$205,371
Sempra Energy	6,466	205,296
Cinergy Corp.	5,391	204,535
Avery Dennison Corp.	3,182	204,380
American Standard Companies Inc.[1]	1,939	203,963
UST Inc.	5,478	203,836
Mylan Laboratories Inc.	8,890	203,670
New York Community Bancorp Inc.	8,071	202,340
Cintas Corp.	4,478	201,331
IMS Health Inc.	7,962	201,041
MedImmune Inc.[1]	8,256	200,125
Cincinnati Financial Corp.	4,866	199,445
Synovus Financial Corp.	8,325	198,718
L-3 Communications Holdings Inc.	3,217	198,618
Legg Mason Inc.	2,149	197,837
Affiliated Computer Services Inc. Class A1	4,074	197,589
Career Education Corp.[1]	3,083	197,312
Murphy Oil Corp.	2,880	197,280
Avaya Inc.[1]	14,408	197,101
Phelps Dodge Corp.[1]	2,983	196,371
Torchmark Corp.	3,760	195,670
SAFECO Corp.	4,464	195,479
Centex Corp.	4,076	195,444
AutoZone Inc.[1]	2,228	195,106
Harrah’s Entertainment Inc.	3,660	194,639
Kinder Morgan Inc.	3,201	192,732
Microchip Technology Inc.	6,848	191,881
Sovereign Bancorp Inc.	9,555	190,909
D.R. Horton Inc.	6,625	190,800
Varian Medical Systems Inc.[1]	2,222	190,736
Tiffany & Co.	4,888	190,632
PeopleSoft Inc.[1]	11,289	190,558
Lennar Corp. Class A	4,066	190,492
Dollar General Corp.	10,141	190,245
General Growth Properties Inc.	6,990	189,499
Laboratory Corp. of America Holdings[1]	4,739	188,328
KeySpan Corp.	5,208	188,269
Qwest Communications International Inc.[1]	46,582	187,260
Weatherford International Ltd.[1]	4,303	187,094
Amerada Hess Corp.	2,615	186,005
Alcon Inc.	2,498	185,476
EOG Resources Inc.	3,759	185,131
First Horizon National Corp.	4,195	184,412
Bard (C.R.) Inc.	1,731	183,953
Rohm & Haas Co.	4,734	183,585
Smith International Inc.[1]	3,353	183,577
North Fork Bancorp Inc.	4,890	181,517
Ecolab Inc.	6,081	181,214
Tenet Healthcare Corp.[1]	15,353	180,551
Office Depot Inc.[1]	10,308	180,493
Plum Creek Timber Co. Inc.	6,099	180,286
Health Management Associates Inc. Class A	7,786	180,090
Washington Post Company (The) Class B	195	179,400
Fidelity National Financial Inc.	4,899	179,303
Williams Companies Inc.	17,404	179,261
Rockwell Automation Inc.	5,451	178,193
National Commerce Financial Corp.	6,679	177,595
R.J. Reynolds Tobacco Holdings Inc.	2,717	175,980
NiSource Inc.	8,689	175,170
Union Planters Corp.	6,290	174,862
MeadWestvaco Corp.	6,667	174,342
Waters Corp.[1]	4,011	173,075
Rockwell Collins Inc.	5,324	171,699
Family Dollar Stores Inc.	5,330	171,306
Popular Inc.	4,075	171,150
Dean Foods Co.[1]	5,056	169,780
Chiron Corp.[1]	3,636	168,710
Freeport-McMoRan Copper & Gold Inc.	5,487	167,354
Noble Corp.[1]	4,492	166,923
Sanmina-SCI Corp.[1]	16,647	166,803
Zions Bancorporation	2,944	166,395
Estee Lauder Companies Inc. Class A	3,638	166,293
Cooper Industries Ltd.	3,026	166,158
Vornado Realty Trust	3,293	166,132
AES Corp. (The)[1]	18,938	164,192
Archstone-Smith Trust	5,981	164,059
Pulte Homes Inc.	3,336	164,031

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Kerr-McGee Corp.	3,352	$164,013
Scientific-Atlanta Inc.	5,057	163,796
Delphi Corp.	16,053	163,741
Harman International Industries Inc.	2,156	163,533
Banknorth Group Inc.	5,331	163,289
Advanced Micro Devices Inc.[1]	11,470	163,103
Boston Properties Inc.	3,462	162,714
RadioShack Corp.	5,272	162,167
Whole Foods Market Inc.	2,019	161,500
GlobalSantaFe Corp.	6,097	160,778
ProLogis	5,450	160,339
Express Scripts Inc.[1]	2,046	158,238
Robert Half International Inc.[1]	5,784	157,730
Fox Entertainment Group Inc. Class A1	5,661	157,659
Pepsi Bottling Group Inc.	5,386	157,648
Everest Re Group Ltd.	1,843	156,987
Sunoco Inc.	2,473	155,552
Compass Bancshares Inc.	4,033	154,706
Thermo Electron Corp.[1]	5,257	153,504
Ross Stores Inc.	5,022	153,171
Jones Apparel Group Inc.	4,150	151,890
Siebel Systems Inc.[1]	14,749	151,620
Republic Services Inc.	5,232	150,786
DST Systems Inc.[1]	3,415	150,772
El Paso Corp.	21,414	150,112
Amdocs Ltd.[1]	5,623	149,291
Sherwin-Williams Co. (The)	3,919	149,118
Huntington Bancshares Inc.	6,938	148,473
GreenPoint Financial Corp.	3,774	147,186
Tyson Foods Inc. Class A	7,839	146,903
BEA Systems Inc.[1]	12,770	145,706
Novellus Systems Inc.[1]	4,957	143,555
Black & Decker Corp.	2,481	143,526
Leggett & Platt Inc.	6,278	141,883
Jabil Circuit Inc.[1]	5,369	141,688
Celgene Corp.[1]	2,739	141,579
Radian Group Inc.	3,036	141,204
Wendy’s International Inc.	3,617	141,063
JDS Uniphase Corp.[1]	46,119	140,202
Expeditors International Washington Inc.	3,486	140,102
NCR Corp.[1]	3,127	139,746
Unisys Corp.[1]	10,716	139,629
Patterson Dental Co.[1]	1,890	139,293
Nucor Corp.	2,342	139,115
NTL Inc.[1]	2,450	139,087
Grainger (W.W.) Inc.	2,652	138,965
Commerce Bancorp Inc.	2,432	138,648
SUPERVALU Inc.	4,494	138,370
Manpower Inc.	2,946	138,167
Omnicare Inc.	3,324	137,880
UNUMProvident Corp.	8,817	137,104
Smurfit-Stone Container Corp.	7,972	137,039
Synopsys Inc.[1]	5,118	136,804
Scripps (E.W.) Co. Class A	1,296	136,793
E*TRADE Financial Corp.[1]	12,036	136,729
Check Point Software Technologies Ltd.[1]	5,825	136,480
Millennium Pharmaceuticals Inc.[1]	9,095	136,334
Sealed Air Corp.[1]	2,773	136,099
McCormick & Co. Inc.	3,970	135,615
ImClone Systems Inc.[1]	2,025	135,432
King Pharmaceuticals Inc.[1]	7,836	135,171
Solectron Corp.[1]	27,514	134,819
ENSCO International Inc.	4,909	134,359
Mohawk Industries Inc.[1]	1,732	133,606
PETsMART Inc.	4,803	133,043
Cablevision Systems Corp.[1]	6,083	132,792
Oxford Health Plans Inc.	2,434	132,507
VeriSign Inc.[1]	8,155	131,540
Kimco Realty Corp.	3,073	131,340
Old Republic International Corp.	5,643	131,030
Lear Corp.	2,160	130,939
XM Satellite Radio Holdings Inc. Class A1	5,457	130,750
Teradyne Inc.[1]	6,387	130,167
PMI Group Inc. (The)	3,015	129,735
CenturyTel Inc.	4,490	129,671
Sepracor Inc.[1]	2,707	129,422
Watson Pharmaceuticals Inc.[1]	3,612	128,623
Rouse Co. (The)	2,967	128,471
VF Corp.	2,779	128,279
Mercury Interactive Corp.[1]	3,008	127,990

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
BMC Software Inc.[1]	7,359	$127,311
Royal Caribbean Cruises Ltd.	3,127	126,737
Hillenbrand Industries Inc.	1,877	126,698
Applera Corp. - Applied Biosystems Group	6,799	126,257
ChoicePoint Inc.[1]	2,873	126,182
Pioneer Natural Resources Co.	3,853	126,032
Citizens Communications Co.[1]	9,564	124,715
Whirlpool Corp.	1,898	124,338
Bunge Ltd.	3,355	124,303
Invitrogen Corp.[1]	1,714	123,802
Liz Claiborne Inc.	3,520	123,552
Wisconsin Energy Corp.	3,915	122,931
Duke Realty Corp.	4,215	122,909
Pactiv Corp.[1]	5,338	122,507
Autodesk Inc.	3,649	122,241
Engelhard Corp.	4,185	121,532
Dun & Bradstreet Corp.[1]	2,318	121,116
American Power Conversion Corp.	6,481	120,935
CDW Corp.	1,934	120,856
SanDisk Corp.[1]	5,228	120,819
Public Storage Inc.	2,890	120,773
Fastenal Co.	2,195	120,440
Brunswick Corp.	2,918	119,959
Barr Pharmaceuticals[1]	2,889	119,662
Pinnacle West Capital Corp.	3,046	118,977
Nordstrom Inc.	3,336	118,862
Novell Inc.[1]	12,314	118,707
iStar Financial Inc.	3,334	118,490
Sirius Satellite Radio Inc.[1]	35,858	118,331
Chico’s FAS Inc.[1]	2,892	117,791
Providian Financial Corp.[1]	9,706	117,734
IVAX Corp.[1]	5,524	117,661
ServiceMaster Co. (The)	9,696	117,612
Fisher Scientific International Inc.[1]	2,002	117,217
Brinker International Inc.[1]	3,043	117,034
Janus Capital Group Inc.	7,676	116,675
Stanley Works (The)	2,742	116,562
AutoNation Inc.[1]	6,797	115,685
SCANA Corp.	3,345	115,068
Energizer Holdings Inc.[1]	2,645	114,529
Sigma-Aldrich Corp.	2,015	114,130
RenaissanceRe Holdings Ltd.	2,166	114,127
GTECH Holdings Corp.	1,871	113,981
Beckman Coulter Inc.	2,041	113,969
Ameritrade Holding Corp.[1]	9,310	113,954
Mercantile Bankshares Corp.	2,650	113,738
Cadence Design Systems Inc.[1]	8,868	113,688
AvalonBay Communities Inc.	2,290	113,653
Equifax Inc.	4,629	113,457
Vulcan Materials Co.	2,451	113,334
Zebra Technologies Corp. Class A1	1,545	113,233
Energy East Corp.	4,799	113,016
Ball Corp.	1,712	112,992
DENTSPLY International Inc.	2,326	112,718
Marvell Technology Group Ltd.[1]	2,908	112,627
Ashland Inc.	2,342	112,182
Sabre Holdings Corp.	4,755	112,170
Iron Mountain Inc.[1]	2,464	112,137
Goodrich (B.F.) Co.	3,891	112,022
Telephone & Data Systems Inc.	1,698	112,000
Lincare Holdings Inc.[1]	3,213	111,587
Lamar Advertising Co.[1]	2,717	111,560
Hibernia Corp. Class A	5,117	111,499
Foot Locker Inc.	4,644	111,456
Caesars Entertainment Inc.[1]	8,358	110,744
SPX Corp.	2,487	110,298
Pepco Holdings Inc.	5,813	110,098
Tellabs Inc.[1]	12,600	109,998
Alberto-Culver Co.	2,329	109,836
Michaels Stores Inc.	2,181	109,115
Darden Restaurants Inc.	4,810	108,995
DaVita Inc.[1]	2,130	108,843
Bausch & Lomb Inc.	1,724	108,319
Red Hat Inc.[1]	4,768	108,281
TCF Financial Corp.	2,183	108,168
Temple-Inland Inc.	1,746	107,850
Ceridian Corp.[1]	5,035	107,648
Toys R Us Inc.[1]	6,966	107,625
Diebold Inc.	2,334	107,574
Mandalay Resort Group	1,854	106,512
Cephalon Inc.[1]	1,871	106,479

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
CH Robinson Worldwide Inc.	2,586	$106,129
Eastman Chemical Co.	2,481	105,616
Health Care Property Investors Inc.	4,418	105,590
Fluor Corp.	2,741	104,597
NVIDIA Corp.[1]	5,067	104,076
Constellation Brands Inc.[1]	3,135	103,863
Chesapeake Energy Corp.	7,485	102,919
Citrix Systems Inc.[1]	5,381	102,508
Crown Castle International Corp.[1]	7,339	102,379
Henry Schein Inc.[1]	1,451	102,252
Allied Waste Industries Inc.[1]	8,118	102,206
Dollar Tree Stores Inc.[1]	3,773	101,682
Coventry Health Care Inc.[1]	2,394	100,165
Comverse Technology Inc.[1]	6,122	100,156
White Mountains Insurance Group Ltd.	194	99,910
Pall Corp.	4,190	99,638
Williams-Sonoma Inc.[1]	3,065	99,551
Monster Worldwide Inc.[1]	3,885	99,495
Dana Corp.	4,932	99,429
Harris Corp.	2,205	99,335
Abercrombie & Fitch Co. Class A	3,155	99,225
Precision Castparts Corp.	2,204	99,202
Doral Financial Corp.	3,018	98,960
PartnerRe Ltd.	1,726	98,900
Lyondell Chemical Co.	6,046	98,852
Gallagher (Arthur J.) & Co.	3,046	98,173
Hasbro Inc.	5,182	97,888
Boise Cascade Corp.	2,898	97,750
Apogent Technologies Inc.[1]	3,015	97,746
Pogo Producing Co.	1,981	97,703
Questar Corp.	2,748	97,472
PacifiCare Health Systems Inc.[1]	2,715	97,088
CenterPoint Energy Inc.	8,996	97,067
Gentex Corp.	2,466	96,988
Peabody Energy Corp.	2,068	96,969
Liberty Property Trust	2,653	96,967
Host Marriott Corp.[1]	8,119	96,616
Health Net Inc.[1]	3,793	96,494
Edwards (A.G.) Inc.	2,625	96,049
Commerce Bancshares Inc.	2,137	95,951
Pentair Inc.	1,609	95,880
United States Steel Corp.	3,343	95,710
Outback Steakhouse Inc.	2,174	95,504
Associated Bancorp	2,317	94,881
Arrow Electronics Inc.[1]	3,731	94,320
Berkley (W.R.) Corp.	2,315	93,758
Independence Community Bank Corp.	2,565	93,443
Lam Research Corp.[1]	4,213	93,276
Patterson-UTI Energy Inc.[1]	2,574	93,153
Cognizant Technology Solutions Corp.[1]	2,151	93,052
OSI Pharmaceuticals Inc.[1]	1,261	93,049
Navistar International Corp.[1]	2,049	92,512
Bemis Co.	3,424	92,482
ARAMARK Corp. Class B	3,230	92,378
Storage Technology Corp.[1]	3,499	91,919
MGM Mirage[1]	2,000	91,620
LSI Logic Corp.[1]	12,314	91,616
International Flavors & Fragrances Inc.	2,525	91,531
Manor Care Inc.	2,817	91,383
Equitable Resources Inc.	1,935	90,926
Federated Investors Inc. Class B	3,087	90,758
Belo (A.H.) Corp.	3,188	90,730
CarMax Inc.[1]	3,496	90,616
Premcor Inc.[1]	2,620	90,207
WebMD Corp.[1]	10,256	90,150
ALLETE Inc.	2,603	89,934
Corinthian Colleges Inc.[1]	2,930	89,717
Intersil Corp. Class A	4,512	89,112
International Rectifier Corp.[1]	2,243	88,913
Cooper Cameron Corp.[1]	1,836	88,771
Triad Hospitals Inc.[1]	2,597	88,324
KB Home	1,278	88,093
Friedman, Billings, Ramsey Group, Inc. Class A	4,733	87,561
Avnet Inc.[1]	4,038	87,382
Alliant Energy Corp.	3,513	87,333
Humana Inc.[1]	5,361	87,331
American Tower Corp. Class A1	6,999	87,138
Developers Diversified Realty Corp.	2,654	86,919
Valley National Bancorp	3,350	86,585

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Fulton Financial Corp.	4,176	$86,026
Smucker (J.M.) Co. (The)	1,640	85,772
UnionBanCal Corp.	1,603	85,648
Atmel Corp.[1]	14,642	85,509
People’s Bank	2,024	85,433
Network Associates Inc.[1]	5,389	84,500
NSTAR	1,741	84,264
AMB Property Corp.	2,766	83,810
UnitedGlobalCom Inc. Class A1	11,203	83,798
Newfield Exploration Co.[1]	1,588	83,656
Millipore Corp.[1]	1,592	83,469
Compuware Corp.[1]	10,905	83,423
Vishay Intertechnology Inc.[1]	4,793	83,398
QLogic Corp.[1]	3,086	83,291
MDU Resources Group Inc.	3,717	83,261
Hospitality Properties Trust	2,107	82,342
Markel Corp.[1]	280	82,043
City National Corp.	1,326	81,748
UTStarcom Inc.[1]	3,101	81,711
Astoria Financial Corp.	2,352	80,956
Tektronix Inc.	2,728	80,749
Getty Images Inc.[1]	1,478	80,699
Investors Financial Services Corp.	2,076	80,694
AmeriCredit Corp.[1]	4,952	80,272
Noble Energy Inc.	1,741	80,260
Northeast Utilities	4,320	79,272
Certegy Inc.	2,215	79,253
Renal Care Group Inc.[1]	1,598	79,069
Valspar Corp. (The)	1,591	78,993
Bowater Inc.	1,882	78,950
Amphenol Corp. Class A1	2,497	78,930
Sonoco Products Co.	3,174	78,906
Andrew Corp.[1]	4,646	78,750
Hudson City Bancorp Inc.	2,317	78,315
Smithfield Foods Inc.[1]	2,930	77,938
Protein Design Labs Inc.[1]	3,183	77,920
Protective Life Corp.	2,160	77,674
Apartment Investment & Management Co. Class A	2,756	77,637
Rent-A-Center Inc.[1]	2,652	77,624
TECO Energy Inc.	6,082	77,424
O’Reilly Automotive Inc.[1]	1,724	77,390
NBTY Inc.[1]	2,081	77,330
Advance Auto Parts Inc.[1]	1,790	77,238
Macerich Co. (The)	1,843	77,166
Symbol Technologies Inc.	6,413	76,956
3Com Corp.[1]	12,490	76,938
National-Oilwell Inc.[1]	2,752	76,836
JetBlue Airways Corp.[1]	2,772	76,729
Wilmington Trust Corp.	2,195	76,320
Alliant Techsystems Inc.[1]	1,282	76,010
NVR Inc.[1]	168	75,768
Viad Corp.	3,032	75,679
Ryder System Inc.	2,055	75,603
Hormel Foods Corp.	2,476	75,493
Westwood One Inc.[1]	2,555	75,475
Del Monte Foods Co.[1]	6,811	75,330
Bank of Hawaii Corp.	1,714	74,936
New Plan Excel Realty Trust	3,339	74,927
Molex Inc.	2,508	74,688
Fair Isaac Corp.	2,213	74,622
Medicis Pharmaceutical Corp. Class A	1,738	74,595
Cytyc Corp.[1]	3,476	74,386
Chelsea Property Group Inc.	1,458	74,358
Cullen/Frost Bankers Inc.	1,717	74,346
Louisiana-Pacific Corp.	3,150	74,309
Neurocrine Biosciences Inc.[1]	1,119	73,440
Sky Financial Group Inc.	3,060	73,134
MGI Pharma Inc.[1]	1,181	73,009
Brown & Brown Inc.	1,869	72,910
Rowan Companies Inc.[1]	3,256	72,609
Applebee’s International Inc.	1,867	72,402
Reliant Energy Inc.[1]	8,700	72,297
Circuit City Stores Inc.	6,188	72,276
Jacobs Engineering Group Inc.[1]	1,732	72,242
Hubbell Inc. Class B	1,605	72,129
United Dominion Realty Trust Inc.	4,017	72,105
Molex Inc. Class A	2,790	71,870
Service Corp. International[1]	9,717	71,809
BorgWarner Inc.	875	71,697
PMC-Sierra Inc.[1]	5,879	71,430
Universal Health Services Inc. Class B	1,614	70,855

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Deluxe Corp.	1,712	$70,723
Leucadia National Corp.	1,435	70,702
IDEXX Laboratories Inc.[1]	1,154	70,694
Eaton Vance Corp.	1,933	70,574
Mack-Cali Realty Corp.	1,887	70,479
Donaldson Co. Inc.	2,562	70,276
Education Management Corp.[1]	1,980	70,211
PerkinElmer Inc.	3,643	70,128
Rite Aid Corp.[1]	14,310	70,119
Maytag Corp.	2,502	69,806
Edwards Lifesciences Corp.[1]	2,023	69,713
Colonial BancGroup Inc. (The)	4,040	69,609
Stericycle Inc.[1]	1,454	69,530
Cummins Inc.	1,161	69,439
OGE Energy Corp.	2,872	69,072
Martin Marietta Materials Inc.	1,596	69,027
Varco International Inc.[1]	3,327	68,836
Great Plains Energy Inc.	2,205	68,818
SEI Investment Co.	2,312	68,250
INAMED Corp.[1]	1,158	68,137
Weingarten Realty Investors	2,349	67,910
Cabot Corp.	2,008	67,870
Thornburg Mortgage Inc.	2,613	67,624
Convergys Corp.[1]	4,657	67,620
Community Health Systems Inc.[1]	2,621	67,596
Regency Centers Corp.	1,780	67,480
Charles River Laboratories International Inc.[1]	1,460	67,160
Conexant Systems Inc.[1]	15,427	67,107
Puget Energy Inc.	3,055	67,088
Annaly Mortgage Management Inc.	3,858	66,743
Cheesecake Factory (The)[1]	1,572	66,574
CheckFree Corp.[1]	2,209	66,358
ADC Telecommunications Inc.[1]	26,408	66,020
Pride International Inc.[1]	3,905	65,877
Agere Systems Inc. Class B1	30,324	65,803
ONEOK Inc.	3,138	65,741
Activision Inc.[1]	4,362	65,692
Nationwide Financial Services Inc.	1,907	65,601
Conseco Inc.[1]	3,289	65,122
Ruby Tuesday Inc.	2,176	65,106
Meredith Corp.	1,275	64,949
Covance Inc.[1]	1,912	64,511
Krispy Kreme Doughnuts Inc.[1]	1,981	64,402
Aqua America Inc.	3,136	64,131
Transatlantic Holdings Inc.	715	63,993
National Fuel Gas Co.	2,612	63,968
Regis Corp.	1,470	63,827
Webster Financial Corp.	1,467	63,815
Ryland Group Inc.	807	63,713
Polaris Industries Inc.	1,482	63,578
Valeant Pharmaceuticals International	2,751	63,548
Tech Data Corp.[1]	1,866	63,444
CIENA Corp.[1]	15,251	63,139
Polycom Inc.[1]	3,307	63,098
Seagate Technology	5,043	63,088
Dade Behring Holdings Inc.[1]	1,370	63,020
Borders Group Inc.	2,623	62,873
Acxiom Corp.	2,716	62,848
Vectren Corp.	2,602	62,838
StanCorp Financial Group Inc.	1,014	62,736
Accredo Health Inc.[1]	1,618	62,536
Graco Inc.	2,214	62,435
Cooper Companies Inc.	1,156	62,424
Crane Co.	2,025	62,390
Washington Federal Inc.	2,667	62,301
Agere Systems Inc. Class A1	27,525	62,206
Respironics Inc.[1]	1,184	62,053
IndyMac Bancorp Inc.	1,924	61,876
HCC Insurance Holdings Inc.	1,930	61,799
First American Corp.	2,277	61,752
Corporate Executive Board Co. (The)	1,191	61,515
Toll Brothers Inc.[1]	1,549	61,294
Hunt (J.B.) Transport Services Inc.[1]	1,935	61,262
Reynolds & Reynolds Co. (The) Class A	2,140	61,118
AMETEK Inc.	2,304	61,056
American Pharmaceutical Partners Inc.[1]	1,439	60,870
Federal Realty Investment Trust	1,640	60,811

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Fairchild Semiconductor International Inc. Class A1	3,119	$60,727
Dow Jones & Co. Inc.	1,317	60,701
Entercom Communications Corp.[1]	1,331	60,694
Pier 1 Imports Inc.	2,935	60,637
Garmin Ltd.	1,884	60,589
Allmerica Financial Corp.[1]	1,743	60,587
ICOS Corp.[1]	1,891	60,493
Herman Miller Inc.	2,299	60,418
Rambus Inc.[1]	3,243	60,417
Ventas Inc.	2,727	60,239
Brown-Forman Corp. Class B	1,283	60,121
HON Industries Inc.	1,623	60,067
Carlisle Companies Inc.	1,007	59,665
Westar Energy Inc.	2,922	59,638
Polo Ralph Lauren Corp.	1,719	59,477
AnnTaylor Stores Corp.[1]	1,466	59,417
Oshkosh Truck Corp.	1,160	59,392
AGCO Corp.[1]	3,078	59,251
Calpine Corp.[1]	13,636	59,180
Martek Biosciences Corp.[1]	932	59,173
Rayonier Inc.	1,515	59,085
Amylin Pharmaceuticals Inc.[1]	2,626	58,822
Church & Dwight Co. Inc.	1,306	58,705
Hughes Supply Inc.	1,050	58,685
Hawaiian Electric Industries Inc.	1,176	58,518
FirstMerit Corp.	2,483	58,499
CNF Inc.	1,600	58,496
CBRL Group Inc.	1,557	58,465
ITT Educational Services Inc.[1]	1,445	58,277
Reebok International Ltd.	1,601	58,244
Saks Inc.	4,041	58,190
DeVry Inc.[1]	2,017	58,090
Snap-On Inc.	1,718	58,034
Allegheny Energy Inc.[1]	4,206	57,959
Unitrin Inc.	1,458	57,810
Massey Energy Co.	2,468	57,801
Waddell & Reed Financial Inc. Class A	2,597	57,731
AMR Corp.[1]	5,086	57,726
Coors (Adolf) Company Class B	877	57,628
Integrated Circuit Systems Inc.[1]	2,431	57,590
Level 3 Communications Inc.[1]	20,308	57,472
Arden Realty Inc.	2,035	57,428
Viacom Inc. Class A	1,465	57,369
Affymetrix Inc.[1]	1,870	57,147
Harsco Corp.	1,311	57,068
RPM International Inc.	3,782	57,033
Gen-Probe Inc.[1]	1,710	57,011
Evergreen Resources Inc.[1]	1,419	56,944
BISYS Group Inc. (The)[1]	3,926	56,927
Catellus Development Corp.	2,633	56,741
Weight Watchers International Inc.[1]	1,450	56,550
Sybase Inc.[1]	3,301	56,447
Tom Brown Inc.[1]	1,178	56,403
TECHNE Corp.[1]	1,442	56,180
IKON Office Solutions Inc.	5,046	56,162
Pan Pacific Retail Properties Inc.	1,277	56,099
Plantronics Inc.[1]	1,472	55,862
Pacific Sunwear of California Inc.[1]	2,598	55,779
Andrx Group[1]	2,435	55,713
UGI Corp.	1,760	55,440
Jefferies Group Inc.	1,623	55,344
Strayer Education Inc.	442	55,237
Big Lots Inc.[1]	3,899	55,210
Lee Enterprises Inc.	1,154	55,138
Ask Jeeves Inc.[1]	1,546	54,837
Owens-Illinois Inc.[1]	3,916	54,667
SpectraSite Inc.[1]	1,462	54,635
Grant Prideco Inc.[1]	3,581	54,610
Cypress Semiconductor Corp.[1]	3,905	54,553
Silicon Laboratories Inc.[1]	1,153	54,364
Dreyer’s Grand Ice Cream Holdings Inc.	688	54,345
AGL Resources Inc.	1,898	54,283
HRPT Properties Trust	5,675	54,196
Patina Oil & Gas Corp.	1,946	54,099
DPL Inc.	3,069	54,076
Lubrizol Corp.	1,700	54,060
Affiliated Managers Group Inc.[1]	1,110	54,057
Maxtor Corp.[1]	8,296	54,007
First Midwest Bancorp Inc.	1,597	53,899
Arch Coal Inc.	1,758	53,812

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Terex Corp.[1]	1,635	$53,710
Extended Stay America Inc.	2,757	53,624
Roper Industries Inc.	1,103	53,551
Western Digital Corp.[1]	6,626	53,538
First Health Group Corp.[1]	3,199	53,423
CenterPoint Properties Corp.	740	53,354
NII Holdings Inc. Class B1	1,524	53,340
Whitney Holding Corp.	1,297	53,177
Cathay General Bancorp	816	53,122
Claire’s Stores Inc.	2,600	52,988
Cooper Tire & Rubber Co.	2,474	52,919
Mills Corp.	1,301	52,821
Metro-Goldwyn-Mayer Inc.[1]	2,503	52,613
BJ’s Wholesale Club Inc.[1]	2,170	52,579
Florida Rock Industries Inc.	1,320	52,523
Barnes & Noble Inc.[1]	1,758	52,511
Station Casinos Inc.	1,164	52,473
Tidewater Inc.	1,856	52,358
UCBH Holdings Inc.	1,414	52,346
WPS Resources Corp.	1,141	52,269
AmerUs Group Co.	1,354	52,264
PepsiAmericas Inc.	2,605	52,178
Teleflex Inc.	1,141	52,087
Hudson United Bancorp	1,457	52,059
ResMed Inc.[1]	1,054	51,941
Standard-Pacific Corp.	1,029	51,903
Old National Bancorp	2,171	51,887
FMC Technologies Inc.[1]	1,899	51,748
Kennametal Inc.	1,197	51,663
Avocent Corp.[1]	1,609	51,633
Timken Co. (The)	2,339	51,598
Performance Food Group Co.[1]	1,468	51,571
Media General Inc. Class A	717	51,538
Steris Corp.[1]	2,325	51,522
Titan Corp. (The)[1]	2,682	51,494
Human Genome Sciences Inc.[1]	4,220	51,484
National Instruments Corp.	1,681	51,371
M.D.C. Holdings Inc.	831	51,348
Toro Co.	882	51,288
Pixar Inc.[1]	749	51,157
Piedmont Natural Gas Co.	1,263	51,152
St. Joe Company (The)	1,304	51,117
South Financial Group Inc. (The)	1,844	51,079
Westamerica Bancorp	1,049	50,981
Alliance Data Systems Corp.[1]	1,465	50,938
York International Corp.	1,296	50,803
American Financial Realty Trust	3,432	50,794
Pediatrix Medical Group Inc.[1]	708	50,622
Briggs & Stratton Corp.	723	50,610
Apria Healthcare Group Inc.[1]	1,752	50,528
Kmart Holding Corp.[1]	1,129	50,511
Sylvan Learning Systems Inc.[1]	1,429	50,372
Ingram Micro Inc. Class A1	4,161	49,724
MONY Group Inc. (The)[1]	1,605	49,675
Semtech Corp.[1]	2,361	49,628
Zale Corp.[1]	887	49,601
Loews Corporation - Carolina Group	1,890	49,594
Valassis Communications Inc.[1]	1,602	49,502
Raymond James Financial Inc.	1,969	49,461
Forest Oil Corp.[1]	1,884	49,455
Shurgard Storage Centers Inc. Class A	1,483	49,384
Health Care REIT Inc.	1,546	49,379
BRE Properties Inc. Class A	1,557	49,357
CarrAmerica Realty Corp.	1,723	49,123
Nicor Inc.	1,445	49,116
CBL & Associates Properties Inc.	977	49,094
BearingPoint Inc.[1]	4,891	49,008
BancorpSouth Inc.	2,420	48,957
Ligand Pharmaceuticals Inc. Class B1	2,284	48,900
Corn Products International Inc.	1,150	48,875
McClatchy Co. (The) Class A	688	48,848
Crescent Real Estate Equities Co.	3,151	48,746
Furniture Brands International Inc.	1,732	48,738
Crown Holdings Inc.[1]	5,772	48,716
SL Green Realty Corp.	1,194	48,715
Duquesne Light Holdings Inc.	2,595	48,708
Ethan Allen Interiors Inc.	1,171	48,678
Erie Indemnity Co. Class A	1,052	48,623
Brink’s Co. (The)	1,752	48,583
Avid Technology Inc.[1]	1,012	48,546
Peoples Energy Corp.	1,161	48,530
Airgas Inc.	2,174	48,154

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Western Wireless Corp. Class A1	2,303	$47,948
Goodyear Tire & Rubber Co. (The)[1]	5,503	47,931
Greater Bay Bancorp	1,678	47,605
East West Bancorp Inc.	844	47,543
Varian Inc.[1]	1,157	47,483
Healthcare Realty Trust Inc.	1,324	47,465
Select Medical Corp.	2,504	47,451
Pep Boys-Manny, Moe & Jack Inc.	1,726	47,413
Pharmaceutical Product Development Inc.[1]	1,603	47,401
Visteon Corp.	4,359	47,339
Neiman-Marcus Group Inc. Class A	972	47,278
RF Micro Devices Inc.[1]	6,407	47,156
Camden Property Trust	1,114	47,144
EarthLink Inc.[1]	5,109	47,054
Chicago Mercantile Exchange Holdings Inc.	401	47,037
Integrated Device Technology Inc.[1]	3,495	47,008
Commerce Group Inc.	1,018	46,981
Nektar Therapeutics[1]	2,318	46,940
Flir Systems Inc.[1]	999	46,863
Medicines Co. (The)[1]	1,430	46,775
Fremont General Corp.	2,167	46,699
CapitalSource Inc.[1]	2,202	46,374
CACI International Inc. Class A1	1,016	46,228
W Holding Co. Inc.	2,707	46,127
Idex Corp.	976	46,116
Trustmark Corp.	1,729	46,026
Advanced Fibre Communications Inc.[1]	2,755	46,008
Imation Corp.	1,180	45,985
Donnelley (R.H.) Corp.[1]	1,015	45,969
Emulex Corp.[1]	2,756	45,943
Scotts Co. (The) Class A1	696	45,901
AptarGroup Inc.	1,167	45,863
Brocade Communications Systems Inc.[1]	8,570	45,850
Cree Inc.[1]	2,467	45,763
New Century Financial Corp.	1,077	45,697
Pharmaceutical Resources Inc.[1]	1,132	45,620
Montpelier Re Holdings Ltd	1,332	45,554
Trizec Properties Inc.	3,170	45,394
ArvinMeritor Inc.	2,193	45,373
Thomas & Betts Corp.	1,886	45,339
First Industrial Realty Trust Inc.	1,342	45,158
Realty Income Corp.	1,180	45,135
CEC Entertainment Inc.[1]	1,320	45,104
Cytec Industries Inc.	1,145	45,021
Yellow Roadway Corp.[1]	1,322	45,014
WGL Holdings Inc.	1,591	44,993
Engineered Support Systems Inc.	925	44,983
Park National Corp.	389	44,910
CMS Energy Corp.[1]	5,382	44,724
Applied Micro Circuits Corp.[1]	10,140	44,717
Henry (Jack) & Associates Inc.	2,454	44,638
Packaging Corporation of America	2,028	44,575
Lafarge North America Inc.	1,007	44,560
Mercury General Corp.	872	44,463
Hyperion Solutions Corp.[1]	1,154	44,291
Worthington Industries Inc.	2,449	44,204
Electronics For Imaging Inc.[1]	1,741	44,187
Vicuron Pharmaceuticals Inc.[1]	1,935	44,137
Linens ‘n Things Inc.[1]	1,358	44,054
Readers Digest Association Inc. (The)	3,074	44,050
Perrigo Co.	2,041	44,024
Radio One Inc. Class D1	2,316	43,911
Joy Global Inc.	1,672	43,890
United Stationers Inc.[1]	1,154	43,852
IMC Global Inc.	3,488	43,844
FMC Corp.[1]	1,019	43,705
IPC Holdings Ltd.	1,180	43,424
Tommy Hilfiger Corp.[1]	2,765	43,134
Key Energy Services Inc.[1]	4,046	43,130
American Axle & Manufacturing Holdings Inc.[1]	1,121	43,125
Olin Corp.	2,492	43,037
SCP Pool Corp.[1]	1,068	42,944
Urban Outfitters Inc.[1]	930	42,938
Universal Corp.	853	42,855
Stone Energy Corp.[1]	867	42,656
Harte-Hanks Inc.	1,773	42,481
Reckson Associates Realty Corp.	1,781	42,334
Sonic Corp.[1]	1,309	42,241

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Alkermes Inc.[1]	2,754	$42,219
American National Insurance Co.	448	42,215
Diamond Offshore Drilling Inc.	1,864	42,052
Energen Corp.	1,016	42,012
First Bancorp	1,137	41,910
Lancaster Colony Corp.	1,014	41,878
American Greetings Corp. Class A1	2,035	41,717
Global Payments Inc.	869	41,695
Macromedia Inc.[1]	2,021	41,633
Texas Regional Bancshares Inc. Class A	984	41,544
Nu Skin Enterprises Inc. Class A	1,755	41,541
US Oncology Inc.[1]	2,782	41,452
Community First Bankshares Inc.	1,288	41,448
Cognex Corp.	1,304	41,441
Gemstar-TV Guide International Inc.[1]	7,400	41,366
Essex Property Trust Inc.	678	41,324
Southwest Bancorp of Texas Inc.	1,014	41,239
Alexander & Baldwin Inc.	1,305	41,225
Foundry Networks Inc.[1]	3,644	41,177
Wynn Resorts Ltd.[1]	1,031	41,168
Parametric Technology Corp.[1]	8,986	41,156
Hovnanian Enterprises Inc. Class A1	1,144	41,150
Minerals Technologies Inc.	700	41,055
Pennsylvania Real Estate Investment Trust	1,268	41,020
Landstar System Inc.[1]	912	41,004
Tesoro Petroleum Corp.[1]	2,017	40,965
Knight Trading Group Inc.[1]	3,519	40,891
Silicon Valley Bancshares[1]	1,188	40,820
Take-Two Interactive Software Inc.[1]	1,411	40,764
Tularik Inc.[1]	1,651	40,730
Beazer Homes USA Inc.	413	40,660
Abgenix Inc.[1]	2,474	40,252
Citizens Banking Corp.	1,314	40,248
Provident Financial Group Inc.	1,019	40,128
Invacare Corp.	1,007	40,109
Intergraph Corp.[1]	1,586	39,983
United Rentals Inc.[1]	2,320	39,904
Copart Inc.[1]	2,092	39,664
Helmerich & Payne Inc.	1,466	39,567
Marvel Enterprises Inc.[1]	2,083	39,556
Werner Enterprises Inc.	1,978	39,540
Western Gas Resources Inc.	726	39,531
American Eagle Outfitters Inc.[1]	1,536	39,460
MAF Bancorp Inc.	965	39,420
Highwoods Properties Inc.	1,746	39,372
Trimble Navigation Ltd.[1]	1,569	39,303
Atmos Energy Corp.	1,589	39,153
United Bancshares Inc.	1,303	39,103
Callaway Golf Co.	2,291	38,878
Trinity Industries Inc.	1,280	38,771
IDACORP Inc.	1,301	38,575
LifePoint Hospitals Inc.[1]	1,078	38,549
Kronos Inc.[1]	1,056	38,523
Aeropostale Inc.[1]	1,749	38,461
Banta Corp.	864	38,431
Corrections Corp. of America[1]	1,054	38,408
Wiley (John) & Sons Inc. Class A	1,254	38,372
Skyworks Solutions Inc.[1]	4,480	38,349
Sybron Dental Specialties Inc.[1]	1,309	38,288
University of Phoenix Online[1]	438	38,132
Washington Real Estate Investment Trust	1,401	38,107
Akamai Technologies Inc.[1]	3,223	38,096
Potlatch Corp.	1,005	38,069
PNM Resources Inc.	1,300	37,934
Impac Mortgage Holdings Inc.	2,016	37,921
Timberland Co. Class A1	603	37,820
Tractor Supply Co.[1]	968	37,810
Great Lakes Chemical Corp.	1,504	37,780
Dycom Industries Inc.[1]	1,599	37,704
Cerner Corp.[1]	880	37,682
OmniVision Technologies Inc.[1]	1,688	37,646
Arbitron Inc.[1]	1,010	37,622
Kroll Inc.[1]	1,264	37,465
Cimarex Energy Co.[1]	1,357	37,440
Dionex Corp.[1]	733	37,405
Blyth Inc.	1,150	37,386
Varian Semiconductor Equipment Associates Inc.[1]	1,148	37,379
Flowserve Corp.[1]	1,748	37,355

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Hollinger International Inc.	1,869	$37,287
Taro Pharmaceutical Industries Ltd.[1]	862	37,282
Panera Bread Co. Class A1	912	37,273
Prentiss Properties Trust	1,163	37,263
Cymer Inc.[1]	1,161	37,129
PETCO Animal Supplies Inc.[1]	1,263	37,082
Hercules Inc.[1]	3,336	37,063
Emmis Communications Corp.[1]	1,583	37,042
Ohio Casualty Corp.[1]	1,885	36,984
Unit Corporation[1]	1,307	36,923
MSC Industrial Direct Co. Inc. Class A	1,287	36,885
Ferro Corp.	1,422	36,816
Cousins Properties Inc.	1,309	36,809
Gateway Inc.[1]	7,636	36,806
Nationwide Health Properties Inc.	2,020	36,623
MPS Group Inc.[1]	3,346	36,605
Cumulus Media Inc. Class A1	1,741	36,596
Flowers Foods Inc.	1,492	36,539
Scientific Games Corp. Class A1	2,025	36,531
Silicon Storage Technology Inc.[1]	2,752	36,464
Georgia Gulf Corp.	1,144	36,448
SkyWest Inc.	2,000	36,400
Cabot Oil & Gas Corp.	1,018	36,343
TIBCO Software Inc.[1]	4,837	36,278
Mentor Graphics Corp.[1]	2,178	36,133
International Speedway Corp. Class A	857	36,105
KEMET Corp.[1]	2,908	36,001
Mentor Corp.	1,135	35,980
LNR Property Corp.	715	35,907
Bob Evans Farms Inc.	1,171	35,903
Airtran Holdings Inc.[1]	2,937	35,861
Commercial Federal Corp.	1,396	35,821
Dillards Inc. Class A	2,128	35,814
First Niagara Financial Group Inc.	2,840	35,784
Dynegy Inc. Class A1	9,024	35,735
American Financial Group Inc.	1,163	35,704
P.F. Chang’s China Bistro Inc.[1]	730	35,668
La-Z-Boy Inc.	1,710	35,636
Quiksilver Inc.[1]	1,647	35,625
ADTRAN Inc.	1,450	35,539
La Quinta Corp.[1]	4,934	35,475
Westport Resources Corp.[1]	1,036	35,462
Mueller Industries Inc.	1,056	35,429
Jack in the Box Inc.[1]	1,308	35,421
Delphi Financial Group Inc. Class A	879	35,301
Ralcorp Holdings Inc.[1]	1,013	35,263
Pacific Capital Bancorp	961	35,249
Philadelphia Consolidated Holding Corp.[1]	607	35,048
DoubleClick Inc.[1]	4,334	34,975
Axcelis Technologies Inc.[1]	3,327	34,967
Downey Financial Corp.	723	34,885
Hilb, Rogal & Hobbs Co.	973	34,882
Alliance Gaming Corp.[1]	1,396	34,858
Benchmark Electronics Inc.[1]	1,288	34,815
Waste Connections Inc.[1]	863	34,753
Chittenden Corp.	1,136	34,557
CNET Networks Inc.[1]	4,047	34,480
Wolverine World Wide Inc.	1,282	34,460
Tuesday Morning Corp.[1]	1,168	34,444
Phoenix Companies Inc.	2,708	34,310
Meridian Gold Inc.[1]	3,457	34,293
Home Properties Inc.	913	34,091
Reinsurance Group of America Inc.	875	33,968
Albemarle Corp.	1,160	33,930
Provident Financial Services Inc.	1,883	33,894
Tekelec[1]	2,000	33,340
Kellwood Co.	843	33,256
Millennium Chemicals Inc.	2,028	33,198
CLARCOR Inc.	754	33,191
ADVO Inc.	1,056	33,158
Charter Communications Inc. Class A1	8,288	33,152
Diagnostic Products Corp.	774	33,019
Scholastic Corp.[1]	1,164	33,011
Winnebago Industries Inc.	1,142	32,924
Alexandria Real Estate Equities Inc.	579	32,899
Thor Industries Inc.	1,180	32,875
Tupperware Corp.	1,748	32,740
Ascential Software Corp.[1]	1,919	32,623
Couer d’Alene Mines Corp.[1]	7,037	32,581
Hot Topic Inc.[1]	1,455	32,388
Fossil Inc.[1]	1,320	32,327

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Matthews International Corp. Class A	1,056	$32,208
NPS Pharmaceuticals Inc.[1]	1,283	32,139
Capital Automotive	1,141	32,096
FileNET Corp.[1]	1,168	32,073
Cincinnati Bell Inc.[1]	8,118	32,066
VISX Inc.[1]	1,461	31,981
Taubman Centers Inc.	1,640	31,980
Swift Transportation Co. Inc.[1]	1,889	31,962
Acuity Brands Inc.	1,306	31,958
99 Cents Only Stores[1]	1,617	31,952
New Jersey Resources Corp.	838	31,936
Post Properties Inc.	1,186	31,892
Tetra Tech Inc.[1]	1,918	31,858
Advanced Medical Optics Inc.[1]	1,007	31,761
eResearch Technology Inc.[1]	1,007	31,700
Platinum Underwriters Holdings Ltd.	986	31,532
Alpharma Inc. Class A	1,446	31,422
Southern Union Co.[1]	1,597	31,397
Guitar Center Inc.[1]	752	31,223
Payless ShoeSource Inc.[1]	2,190	30,989
Hewitt Associates Inc. Class A1	1,001	30,941
Black Hills Corp.	1,011	30,926
Selective Insurance Group Inc.	864	30,897
Perot Systems Corp. Class A1	2,311	30,783
CommScope Inc.[1]	1,756	30,748
Piper Jaffray Companies Inc.[1]	628	30,408
FNB Corp. (Florida)	1,551	30,400
InterDigital Communications Corp.[1]	1,743	30,380
Republic Bancorp Inc.	2,334	30,365
AMERIGROUP Corp.[1]	731	30,344
Black Box Corp.	595	30,315
Gables Residential Trust	950	30,210
Brandywine Realty Trust	1,182	29,952
Sonus Networks Inc.[1]	7,879	29,940
RSA Security Inc.[1]	1,867	29,909
Kansas City Southern Industries Inc.[1]	2,155	29,847
Nordson Corp.	860	29,722
Maverick Tube Corp.[1]	1,313	29,713
Sensient Technologies Corp.	1,450	29,667
Aztar Corp.[1]	1,140	29,526
IDT Corp. Class B1	1,577	29,364
USF Corp.	879	29,227
Colonial Properties Trust	822	29,000
CSG Systems International Inc.[1]	1,727	28,996
Actuant Corp. Class A1	848	28,985
Ryan’s Family Steak Houses Inc.[1]	1,593	28,897
Total System Services Inc.	1,297	28,793
TrustCo Bank Corp. NY	2,277	28,713
First National Bankshares of Florida	1,551	28,554
Vitesse Semiconductor Corp.[1]	6,654	28,479
United Defense Industries Inc.[1]	821	28,448
Cleco Corp.	1,583	28,415
GrafTech International Ltd.[1]	3,201	28,393
Kaydon Corp.	1,015	28,390
Micrel Inc.[1]	2,308	28,204
UniSource Energy Corp.	1,152	28,143
Susquehanna Bancshares Inc.	1,202	28,127
Owens & Minor Inc.	1,157	28,115
Delta & Pine Land Co.	1,156	28,045
Bio-Rad Laboratories Inc. Class A1	474	27,776
Littelfuse Inc.[1]	719	27,610
Sports Authority Inc. (The)[1]	720	27,605
FactSet Research Systems Inc.	693	27,554
Modine Manufacturing Co.	996	27,390
CNA Financial Corp.[1]	999	27,383
Adaptec Inc.[1]	3,495	27,331
GATX Corp.	1,161	27,284
Aeroflex Inc.[1]	2,168	27,273
Applera Corp. - Celera Genomics Group[1]	2,307	27,200
Avista Corp.	1,604	27,108
G&K Services Inc. Class A	710	26,909
Redwood Trust Inc.	618	26,852
Digital River Inc.[1]	1,041	26,806
Keane Inc.[1]	1,887	26,795
United Online Inc.[1]	1,611	26,743
Nabi Biopharmaceuticals[1]	1,635	26,732
AVX Corp.	1,882	26,706
Novastar Financial Inc.	816	26,487
Casey’s General Store Inc.	1,599	26,479
Tootsie Roll Industries Inc.	760	26,478
IHOP Corp.	710	26,377

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Monaco Coach Corp.	1,011	$26,357
NDCHealth Corp.	1,150	26,301
Manitowoc Co. Inc. (The)	862	26,213
Kilroy Realty Corp.	836	26,209
Vintage Petroleum Inc.	1,727	26,026
Albany International Corp. Class A	852	25,986
PSS World Medical Inc.[1]	2,315	25,905
Cost Plus Inc.[1]	715	25,883
MICROS Systems Inc.[1]	589	25,839
Charming Shoppes Inc.[1]	3,642	25,713
Northwest Natural Gas Co.	872	25,637
Shaw Group Inc. (The)[1]	2,132	25,584
eFunds Corp.[1]	1,590	25,535
Cabot Microelectronics Corp.[1]	864	25,514
Province Healthcare Co.[1]	1,577	25,216
Aquila Inc.[1]	5,922	25,168
Champion Enterprises Inc.[1]	2,304	25,091
Hollywood Entertainment Corp.[1]	1,861	25,049
Grey Wolf Inc.[1]	6,222	24,764
AMCORE Financial Inc.	872	24,712
Technitrol Inc.[1]	1,161	24,694
Coherent Inc.[1]	1,009	24,670
PolyMedica Corp.	886	24,666
Eagle Materials Inc.	375	24,637
El Paso Electric Co.[1]	1,741	24,635
Power Integrations Inc.[1]	999	24,605
Talbots Inc. (The)	703	24,570
Haemonetics Corp.[1]	870	24,560
Unova Inc.[1]	1,403	24,553
Sierra Pacific Resources[1]	3,462	24,511
Men’s Wearhouse Inc. (The)[1]	958	24,419
Macrovision Corp.[1]	1,448	24,384
Insight Enterprises Inc.[1]	1,452	24,306
Superior Industries International Inc.	713	24,299
Crompton Corp.	3,906	24,295
Provident Bankshares Corp.	862	24,283
Fuller (H.B.) Co.	886	24,276
Texas Industries Inc.	720	24,271
LTX Corp.[1]	2,213	24,188
THQ Inc.[1]	1,304	24,176
Brooks Automation Inc.[1]	1,444	24,028
Overseas Shipholding Group Inc.	729	23,889
Cox Radio Inc. Class A1	1,151	23,837
Lattice Semiconductor Corp.[1]	3,336	23,752
Allegheny Technologies Inc.	2,319	23,700
Six Flags Inc.[1]	3,182	23,642
Chiquita Brands International Inc.[1]	1,312	23,629
Sycamore Networks Inc.[1]	6,382	23,613
FTI Consulting Inc.[1]	1,433	23,573
Catalina Marketing Corp.[1]	1,419	23,527
Core Laboratories NV1	1,025	23,309
Granite Construction Inc.	1,170	23,225
Navigant Consulting Co.[1]	1,322	23,175
Investment Technology Group Inc.[1]	1,614	23,129
Priority Healthcare Corp. Class B1	1,153	23,118
FirstFed Financial Corp.[1]	571	23,080
F5 Networks Inc.[1]	906	23,012
EMCOR Group Inc.[1]	561	22,945
MacDermid Inc.	707	22,893
Jacuzzi Brands Inc.[1]	2,587	22,610
Delta Air Lines Inc.	3,623	22,535
Credence Systems Corp.[1]	2,019	22,492
NetIQ Corp.[1]	1,749	22,492
Seacor Holdings Inc.[1]	542	22,482
Superior Energy Services Inc.[1]	2,163	22,474
OM Group Inc.[1]	881	22,421
Amkor Technology Inc.[1]	2,771	22,390
Hearst-Argyle Television Inc.	851	22,339
ATMI Inc.[1]	1,010	22,301
Stewart Enterprises Inc. Class A1	3,050	22,265
TriQuint Semiconductor Inc.[1]	4,055	22,262
Dendrite International Inc.[1]	1,292	22,145
Wabash National Corp.[1]	871	22,132
Medarex Inc.[1]	2,311	22,024
Silicon Image Inc.[1]	2,160	22,010
Longs Drug Stores Corp.	1,115	21,854
Wind River Systems Inc.[1]	2,334	21,846
Hanover Compressor Co.[1]	1,773	21,808
EGL Inc.[1]	1,170	21,692
NetFlix Inc.[1]	857	21,674
Advanced Digital Information Corp.[1]	2,045	21,595
DSP Group Inc.[1]	871	21,583

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Borland Software Corp.[1]	2,616	$21,582
Continental Airlines Inc. Class B1	2,024	21,576
Extreme Networks Inc.[1]	3,901	21,573
Orbotech Ltd.[1]	1,020	21,542
Vertex Pharmaceuticals Inc.[1]	2,467	21,315
Zoran Corp.[1]	1,289	21,307
Hutchinson Technology Inc.[1]	866	21,295
Cambrex Corp.	861	21,284
Aspect Communications Corp.[1]	1,782	21,081
Internet Security Systems Inc.[1]	1,582	21,025
First Sentinel Bancorp Inc.	1,018	20,971
Enzon Pharmaceuticals Inc.[1]	1,441	20,909
RealNetworks Inc.[1]	3,635	20,901
Informatica Corp.[1]	2,886	20,895
Schulman (A.) Inc.	1,042	20,840
Veritas DGC Inc.[1]	1,019	20,818
Lexar Media Inc.[1]	2,229	20,730
Plexus Corp.[1]	1,439	20,693
Christopher & Banks Corp.	1,151	20,591
Oceaneering International Inc.[1]	730	20,440
Horace Mann Educators Corp.	1,304	20,355
Winn-Dixie Stores Inc.	2,645	20,155
Power-One Inc.[1]	2,321	19,961
Exar Corp.[1]	1,308	19,960
Beverly Enterprises Inc.[1]	3,339	19,867
Wausau-Mosinee Paper Corp.	1,411	19,796
Veeco Instruments Inc.[1]	870	19,793
Hain Celestial Group Inc.[1]	999	19,780
Bowne & Co. Inc.	1,167	19,757
Harbor Florida Bancshares Inc.	709	19,653
Interactive Data Corp.[1]	1,162	19,429
Quest Software Inc.[1]	1,727	19,429
Eagle Materials Inc.	303	19,362
Newport Corp.[1]	1,300	19,292
Mykrolis Corp.[1]	1,324	19,264
Alaska Air Group Inc.[1]	868	19,209
Advent Software Inc.[1]	1,023	19,110
Steelcase Inc. Class A	1,554	19,099
FuelCell Energy Inc.[1]	1,156	19,051
Arkansas Best Corp.	730	18,973
Odyssey Healthcare Inc.[1]	1,127	18,945
IDX Systems Corp.[1]	597	18,925
Sotheby’s Holdings Inc. Class A1	1,449	18,823
Manufactured Home Communities Inc.	599	18,749
Imagistics International Inc.[1]	462	18,706
Glenborough Realty Trust Inc.	994	18,677
Sterling Bancshares Inc.	1,462	18,582
Nautilus Group Inc. (The)	1,154	18,556
Fred’s Inc.	998	18,533
Spherion Corp.[1]	1,875	18,469
Checkpoint Systems Inc.[1]	1,149	18,464
Sunrise Senior Living Inc.[1]	579	18,296
American Italian Pasta Co. Class A	587	18,174
Lone Star Steakhouse & Saloon Inc.	590	18,143
Esterline Technologies Corp.[1]	727	17,993
Electro Scientific Industries Inc.[1]	880	17,987
Photon Dynamics Inc.[1]	580	17,980
Dime Community Bancshares	1,051	17,972
Koger Equity Inc.	854	17,891
Lone Star Technologies Inc.[1]	870	17,835
Openwave Systems Inc.[1]	2,087	17,781
W.P. Stewart & Co. Ltd.	880	17,662
Stillwater Mining Co.[1]	1,309	17,580
Anchor BanCorp Wisconsin Inc.	723	17,554
S1 Corp.[1]	2,168	17,474
M-Systems Flash Disk Pioneers Ltd.[1]	999	17,433
Northwest Airlines Corp.[1]	1,853	17,418
Biosite Inc.[1]	439	17,393
Ariba Inc.[1]	7,834	17,313
Incyte Corp.[1]	2,175	17,270
NetBank Inc.	1,592	17,178
WD-40 Co.	566	17,178
PAREXEL International Corp.[1]	876	17,117
Actel Corp.[1]	858	17,091
Wireless Facilities Inc.[1]	1,773	17,003
Viasys Healthcare Inc.[1]	873	16,936
Inter-Tel Inc.	706	16,902
McDermott International Inc.[1]	2,036	16,817
Fleetwood Enterprises Inc.[1]	1,159	16,806
Quantum Corp.[1]	5,359	16,774
Priceline.com Inc.[1]	688	16,670
Interstate Bakeries Corp.	1,459	16,487

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
NCO Group Inc.[1]	723	$16,412
PanAmSat Corp.[1]	711	16,410
AK Steel Holding Corp.[1]	3,487	16,389
Offshore Logistics Inc.[1]	746	16,375
CIBER Inc.[1]	1,871	16,371
Carpenter Technology Corp.	599	16,359
Sinclair Broadcast Group Inc. Class A1	1,316	16,266
ElkCorp	581	16,105
Mercury Computer Systems Inc.[1]	718	16,083
Genesco Inc.[1]	713	15,864
Insight Communications Co. Inc.[1]	1,732	15,779
Kulicke & Soffa Industries Inc.[1]	1,584	15,729
Stride Rite Corp.	1,465	15,719
Texas Genco Holdings Inc.	442	15,638
IDT Corp.[1]	839	15,589
Helix Technology Corp.	883	15,541
WMS Industries Inc.[1]	548	15,476
Phillips-Van Heusen Corp.	856	15,468
Micromuse Inc.[1]	2,297	15,413
Cirrus Logic Inc.[1]	2,467	15,369
PFF Bancorp Inc.	405	15,167
C-COR.net Corp.[1]	1,652	15,000
InterMune Inc.[1]	1,011	14,912
Mindspeed Technologies Inc.[1]	2,866	14,731
United Therapeutics Inc.[1]	598	14,723
Cubist Pharmaceuticals Inc.[1]	1,481	14,721
McDATA Corp. Class A1	2,758	14,700
Powerwave Technologies Inc.[1]	2,171	14,698
Datascope Corp.	443	14,672
Vignette Corp.[1]	8,409	14,632
Transkaryotic Therapies Inc.[1]	1,002	14,559
Noven Pharmaceuticals Inc.[1]	739	14,514
FelCor Lodging Trust Inc.[1]	1,434	14,340
Verity Inc.[1]	1,156	14,334
Nextel Partners Inc. Class A1	1,072	14,311
Regeneron Pharmaceuticals Inc.[1]	1,139	14,272
Russell Corp.	854	14,202
Insituform Technologies Inc. Class A1	869	14,113
International Multifoods Corp.[1]	566	14,065
ArthroCare Corp.[1]	595	13,988
Stewart & Stevenson Services Inc.	875	13,983
ValueVision Media Inc. Class A1	995	13,970
Regal-Beloit Corp.	697	13,947
Roto-Rooter Inc.	288	13,939
United States Cellular Corp.[1]	406	13,914
Cyberonics Inc.[1]	587	13,906
JDA Software Group Inc.[1]	1,056	13,865
Cleveland-Cliffs Inc.[1]	291	13,788
webMethods Inc.[1]	1,602	13,777
Park Electrochemical Corp.	581	13,694
Interface Inc. Class A1	1,602	13,665
C&D Technologies Inc.	878	13,609
Lennar Corp. Class B	310	13,609
Ionics Inc.[1]	586	13,519
Agilysys Inc.	1,145	13,431
Methode Electronics Inc.	1,181	13,393
Ultratech Inc.[1]	829	13,355
Harmonic Inc.[1]	2,019	13,346
Newpark Resources Inc.[1]	2,328	13,339
Alexion Pharmaceuticals Inc.[1]	586	13,197
CTS Corp.	1,010	13,181
Photronics Inc.[1]	880	13,103
Curtiss-Wright Corp.	292	13,085
Lexicon Genetics Inc.[1]	1,850	13,061
Global Industries Ltd.[1]	2,175	13,050
Pharmacopeia Inc.[1]	721	12,928
REMEC Inc.[1]	2,050	12,895
Cell Genesys Inc.[1]	1,163	12,851
Caraustar Industries Inc.[1]	1,015	12,840
CV Therapeutics Inc.[1]	887	12,782
Jakks Pacific Inc.[1]	733	12,732
SERENA Software Inc.[1]	716	12,723
Echelon Corp.[1]	1,164	12,688
USG Corp.[1]	889	12,650
Input/Output Inc.[1]	1,602	12,640
Children’s Place Retail Stores Inc. (The)[1]	476	12,538
SonicWALL Inc.[1]	1,751	12,537
Cable Design Technologies Corp.[1]	1,468	12,522
Myriad Genetics Inc.[1]	724	12,475
Packeteer Inc.[1]	1,012	12,195
Artesyn Technologies Inc.[1]	1,310	12,065

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Oakley Inc.	864	$11,958
Quanta Services Inc.[1]	2,152	11,771
Albany Molecular Research Inc.[1]	724	11,743
Presidential Life Corp.	726	11,681
ShopKo Stores Inc.[1]	873	11,576
Pre-Paid Legal Services Inc.[1]	463	11,575
Silicon Graphics Inc.[1]	5,959	11,501
Tredegar Corp.	865	11,496
Cato Corp. Class A	574	11,491
Molecular Devices Corp.[1]	578	11,329
Retek Inc.[1]	1,613	11,259
Interwoven Inc[1]	1,340	11,243
Stein Mart Inc.[1]	877	11,155
LaBranche & Co. Inc.	1,135	11,089
Enzo Biochem Inc.[1]	761	11,073
Atwood Oceanics Inc.[1]	301	11,032
Praecis Pharmaceuticals Inc.[1]	1,883	10,997
Agile Software Corp.[1]	1,456	10,993
Presstek Inc.[1]	1,032	10,991
Anaren Inc.[1]	742	10,944
Maxygen Inc.[1]	1,004	10,934
Kopin Corp.[1]	2,187	10,891
BSB Bancorp Inc.	288	10,800
Casella Waste Systems Inc. Class A1	744	10,788
E.piphany Inc.[1]	2,462	10,784
ESS Technology Inc.[1]	1,002	10,741
Equity Inns Inc.	1,299	10,652
InFocus Corp.[1]	1,303	10,646
RadiSys Corp.[1]	566	10,567
Parker Drilling Co.[1]	3,333	10,466
Arris Group Inc.[1]	1,750	10,465
Papa John’s International Inc.[1]	312	10,436
Transmeta Corp.[1]	3,737	10,426
Tower Automotive Inc.[1]	2,030	10,394
Robert Mondavi Corp. (The) Class A1	288	10,368
Orthodontic Centers of America Inc.[1]	1,444	10,353
Prime Hospitality Corp.[1]	1,025	10,301
Manugistics Group Inc.[1]	1,902	10,290
Ryerson Tull Inc.	876	10,284
AAR Corp.[1]	1,012	10,272
Kenneth Cole Productions Class A	295	10,204
SCS Transportation Inc.[1]	445	10,182
Pinnacle Entertainment Inc.[1]	889	10,152
Cohu Inc.	579	10,133
Wild Oats Markets Inc.[1]	731	10,088
Young Broadcasting Inc. Class A1	571	10,084
Stamps.com Inc.	1,478	10,080
XOMA Ltd.[1]	2,329	9,991
Duane Reade Inc.[1]	592	9,880
Chesapeake Corp.	435	9,879
Safeguard Scientifics Inc.[1]	3,777	9,820
Forrester Research Inc.[1]	561	9,728
PRG-Schultz International Inc.[1]	2,034	9,560
Dress Barn Inc.[1]	568	9,554
OceanFirst Financial Corp.	436	9,527
SWS Group Inc.	583	9,468
Triarc Companies Inc. Class B	900	9,405
Wellman Inc.	1,154	9,336
DuPont Photomasks Inc.[1]	450	9,306
Kaman Corp. Class A	735	9,136
FreeMarkets Inc.[1]	1,297	9,014
BioVeris Corp.[1]	709	8,792
Audiovox Corp. Class A1	579	8,743
MatrixOne Inc.[1]	1,449	8,708
Atlantic Coast Airlines Holdings Inc.[1]	1,303	8,535
Stratex Networks Inc.[1]	2,606	8,522
Cell Therapeutics Inc.[1]	1,001	8,519
RTI International Metals Inc.[1]	579	8,482
Finisar Corp.[1]	4,787	8,473
Meristar Hospitality Corp.[1]	1,455	8,439
Hudson Highland Group Inc.[1]	268	8,198
Kadant Inc.[1]	445	8,188
Trimeris Inc.[1]	553	8,129
Iomega Corp.	1,584	8,063
General Cable Corp.[1]	1,022	7,869
Asyst Technologies Inc.[1]	1,178	7,787
Astec Industries Inc.[1]	435	7,760
MRO Software Inc.[1]	579	7,718
CuraGen Corp.[1]	1,303	7,557
Entrust Inc.[1]	1,611	7,362
TeleTech Holdings Inc.[1]	1,177	7,191
NUI Corp.	427	7,114

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Shares	Value
Pope & Talbot Inc.	427	$7,088
Savient Pharmaceuticals Inc.[1]	1,875	7,031
Learning Tree International Inc.[1]	437	6,878
Actuate Corp.[1]	2,027	6,628
Computer Network Technology Corp.[1]	1,008	6,602
MRV Communications Inc.[1]	2,746	6,453
PC-Tel Inc.[1]	579	6,415
Immunomedics Inc.[1]	1,316	6,369
MedQuist Inc.[1]	431	5,866
Siliconix Inc.[1]	149	5,768
Theragenics Corp.[1]	1,029	5,392
Tollgrade Communications Inc.[1]	436	5,310
WatchGuard Technologies Inc.[1]	733	5,102
Triarc Companies Inc.	450	4,950
Unifi Inc.[1]	1,896	4,740
Bally Total Fitness Holding Corp.[1]	1,022	4,211
Concurrent Computer Corp.[1]	2,013	4,127
Bay View Capital Corp.	1,870	4,058
Gene Logic Inc.[1]	874	3,697
McDATA Corp. Class B1	708	3,632
Three-Five Systems Inc.[1]	710	3,614
Keynote Systems Inc.[1]	266	3,155

TOTAL COMMON STOCKS (Cost: $352,623,440)		380,537,761

SHORT-TERM INVESTMENTS – 7.91%

MONEY MARKET FUNDS – 2.90%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	7,537,677	7,537,677
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	2,694,829	2,694,829
BlackRock Temp Cash Money Market Fund[2]	124,300	124,300
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	696,470	696,470

		11,053,276

Security	Principal	Value
FLOATING RATE NOTES - 1.98%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$122,492	$122,491
1.06%, 09/15/04[2,4]	244,984	244,975
1.06%, 10/12/04[2,4]	122,492	122,487
1.14%, 03/15/05[2,4]	122,492	122,577
1.15%, 08/23/04[2,4]	122,492	122,524
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	183,738	183,726
1.38%, 11/22/04[2]	61,246	61,249
1.40%, 10/29/04[2]	244,984	244,981
CC USA Inc.
1.06%, 05/24/04[2,4]	244,984	244,983
1.07%, 07/16/04[2]	61,246	61,111
1.10%, 07/15/04[2,4]	122,492	122,501
1.29%, 04/15/05[2,4]	244,984	244,961
1.51%, 02/15/05[2,4]	159,240	159,439
Dorada Finance Inc.
1.04%, 07/01/04[2]	85,745	85,598
1.06%, 05/20/04[2,4]	244,984	244,983
1.24%, 08/09/04[2]	61,246	61,244
1.48%, 01/18/05[2,4]	183,738	183,732
Five Finance Inc.
1.05%, 04/29/05[2,4]	195,988	195,968
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	244,984	244,984
1.24%, 04/01/05[2]	156,790	156,776
K2 USA LLC
1.06%, 08/16/04[2,4]	61,246	61,243
1.06%, 09/27/04[2,4]	264,583	264,567
1.07%, 05/17/04[2]	122,492	122,492
1.46%, 01/12/05[2,4]	122,492	122,484
Links Finance LLC
1.05%, 04/15/05[2,4]	244,984	244,938
1.06%, 05/04/04[2]	122,492	122,492
1.06%, 06/28/04[2]	122,492	122,488
1.09%, 07/20/04[2]	97,994	97,990
1.19%, 04/25/05[2]	244,984	245,140
Nationwide Building Society
1.11%, 04/28/05[2,4]	244,984	244,984
1.14%, 07/23/04[2,4]	183,738	183,738

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Principal	Value
Northern Rock PLC
1.11%, 01/13/052,[4]	$232,735	$232,735
Permanent Financing PLC
1.05%, 03/10/05[2]	244,984	244,984
1.06%, 12/10/04[2]	122,492	122,493
Sigma Finance Inc.
1.05%, 07/01/04[2]	122,492	122,487
1.08%, 10/07/04[2]	244,984	244,963
1.09%, 07/20/04[2]	122,492	122,487
1.24%, 08/06/04[2]	61,246	61,245
Tango Finance Corp.
1.06%, 07/06/042,[4]	73,495	73,495
1.06%, 01/18/052,[4]	107,793	107,785
1.06%, 04/07/052,[4]	89,909	89,901
1.07%, 02/25/052,[4]	137,191	137,169
1.08%, 07/15/042,[4]	73,495	73,490
WhistleJacket Capital LLC
1.06%, 09/15/042,[4]	122,492	122,483
1.26%, 10/20/042,[4]	60,683	60,322
1.32%, 02/04/052,[4]	61,246	61,237
White Pine Finance LLC
1.05%, 07/06/04[2]	146,991	146,988
1.05%, 04/15/052,[4]	183,738	183,703
1.06%, 08/26/042,[4]	122,492	122,486
1.06%, 11/15/042,[4]	146,991	146,991

		7,541,290
COMMERCIAL PAPER – 1.64%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	122,492	122,432
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	99,219	99,213
1.04%, 05/21/04[2]	146,991	146,914
Barton Capital Corp.
1.03%, 05/03/04[2]	61,305	61,305
1.03%, 05/06/04[2]	61,246	61,241
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	122,492	122,429
Cantabric Finance LLC
1.09%, 07/22/04[2]	183,738	183,293
Corporate Asset Funding
1.05%, 05/21/04[2]	127,392	127,325
CRC Funding LLC
1.04%, 06/03/04[2]	244,984	244,765
1.10%, 07/07/04[2]	95,544	95,354
Delaware Funding Corp.
1.03%, 05/05/04[2]	183,942	183,931
1.03%, 05/21/04[2]	61,246	61,215
Edison Asset Securitization
1.03%, 05/06/04[2]	183,738	183,723
1.04%, 06/17/04[2]	244,984	244,666
1.05%, 06/22/04[2]	122,492	122,314
1.07%, 09/21/04[2]	122,492	121,979
Eureka Securitization Inc.
1.03%, 05/25/04[2]	48,997	48,966
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	122,492	122,485
1.04%, 05/25/04[2]	183,738	183,622
1.04%, 05/26/04[2]	244,984	244,822
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	61,246	61,227
Galaxy Funding Inc.
1.05%, 05/17/04[2]	122,492	122,442
1.07%, 07/20/04[2]	110,243	109,988
Gemini Securitization Corp.
1.03%, 05/24/04[2]	61,246	61,210
GIRO Funding US Corp.
1.05%, 05/19/04[2]	61,246	61,218
Grampian Funding LLC
1.26%, 10/22/04[2]	244,984	243,515
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	183,738	183,649
1.04%, 05/24/04[2]	122,492	122,418
1.04%, 05/26/04[2]	167,942	167,831
1.04%, 05/27/04[2]	220,486	220,334
New Center Asset Trust
1.06%, 05/03/04[2]	306,231	306,231
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	122,492	122,478
Polonius Inc.
1.04%, 05/21/04[2]	141,723	141,650
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	61,246	61,216

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

April 30, 2004

Security	Principal	Value
Scaldis Capital LLC
1.04%, 05/07/04[2]	$122,492	$122,478
1.04%, 05/20/04[2]	331,106	330,944
1.04%, 05/25/04[2]	122,492	122,414
1.05%, 06/30/04[2]	87,704	87,556
Sydney Capital Corp.
1.25%, 10/22/04[2]	81,531	81,044
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	122,492	122,432
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	88,327	88,327
Windmill Funding Corp.
1.03%, 05/05/04[2]	183,738	183,728
1.03%, 05/06/04[2]	122,492	122,482
1.03%, 05/10/04[2]	244,984	244,935

		6,273,741
TIME DEPOSITS – 1.05%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	244,984	244,984
1.33%, 02/10/05[2]	122,492	122,478
1.39%, 02/02/05[2]	122,492	122,478
1.39%, 04/08/05[2]	171,489	171,465
1.40%, 10/25/04[2]	244,984	244,967
Bank of New York
1.39%, 11/01/04[2]	244,984	244,973
Bank of Novia Scotia
1.13%, 10/06/04[2]	244,984	244,984
1.24%, 10/07/04[2]	183,738	183,730
1.42%, 10/29/04[2]	183,738	183,745
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	244,984	244,993
Prudential Funding LLC
1.06%, 05/03/04[2]	367,477	367,477
Toronto-Dominion Bank
1.04%, 06/22/04[2]	61,246	61,247
1.22%, 03/23/05[2]	428,723	428,656
1.34%, 02/10/05[2]	97,994	97,982
1.41%, 11/01/04[2]	183,738	183,729
UBS Finance (Delaware)
1.10%, 09/08/04[2]	244,984	244,026
1.11%, 12/17/04[2]	367,477	364,893
1.14%, 09/29/04[2]	244,984	243,834

		4,000,641
U.S. GOVERNMENT AGENCY NOTES – 0.20%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	183,738	183,685
1.28%, 08/19/04[2]	97,994	97,617
1.63%, 04/15/05[2]	171,489	172,009
Federal National Mortgage Association
1.28%, 08/20/04[2]	318,480	317,245

		770,556
REPURCHASE AGREEMENTS – 0.14%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	526,716	526,716

		526,716

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,166,220)		30,166,220

TOTAL INVESTMENTS IN SECURITIES – 107.75% (Cost: $382,789,660)		410,703,981

Other Assets, Less Liabilities – (7.75%)		(29,547,028)

NET ASSETS – 100.00%		$381,156,953

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.97%

Exxon Mobil Corp.	1,903,531	$80,995,244
ChevronTexaco Corp.	851,371	77,900,446
ConocoPhillips	240,775	17,167,257
Occidental Petroleum Corp.	339,792	16,038,182
Schlumberger Ltd.	262,700	15,375,831
Burlington Resources Inc.	152,852	10,282,354
Baker Hughes Inc.	239,879	8,798,762
Apache Corp.	197,980	8,289,423
Anadarko Petroleum Corp.	152,732	8,183,381
Devon Energy Corp.	131,661	8,057,653
Murphy Oil Corp.	112,550	7,709,675
Unocal Corp.	203,072	7,318,715
Halliburton Co.	214,042	6,378,452
Marathon Oil Corp.	180,379	6,053,519
Transocean Inc.[1]	168,338	4,674,746
Kinder Morgan Inc.	72,294	4,352,822
Amerada Hess Corp.	58,297	4,146,666
Kerr-McGee Corp.	84,471	4,133,166
EOG Resources Inc.	82,636	4,069,823
Nabors Industries Ltd.[1]	84,606	3,753,122
BJ Services Co.[1]	82,675	3,679,037
Williams Companies Inc.	315,814	3,252,884
Valero Energy Corp.	40,868	2,605,744
Smith International Inc.[1]	46,373	2,538,922
Noble Corp.[1]	66,034	2,453,823
Weatherford International Ltd.[1]	51,872	2,255,395
Sunoco Inc.	35,240	2,216,596
GlobalSantaFe Corp.	80,289	2,117,221
Pioneer Natural Resources Co.	60,535	1,980,100
XTO Energy Inc.	72,063	1,924,082
Noble Energy Inc.	40,765	1,879,266
Newfield Exploration Co.[1]	29,746	1,567,019
ENSCO International Inc.	55,264	1,512,576
Massey Energy Co.	50,703	1,187,464
Tom Brown Inc.[1]	24,358	1,166,261
Diamond Offshore Drilling Inc.	47,697	1,076,044
Cooper Cameron Corp.[1]	22,253	1,075,933
Evergreen Resources Inc.[1]	23,700	951,081
Helmerich & Payne Inc.	33,689	909,266
National-Oilwell Inc.[1]	31,327	874,650

Security	Shares or Principal	Value
Cabot Oil & Gas Corp.	21,603	$771,227
Grant Prideco Inc.[1]	43,986	670,786
Stone Energy Corp.[1]	13,504	664,397
El Paso Corp.	86,961	609,597
Tidewater Inc.	20,844	588,009
Cimarex Energy Co.[1]	17,939	494,937
Key Energy Services Inc.[1]	45,453	484,529
Varco International Inc.[1]	23,042	476,739
Chesapeake Energy Corp.	29,221	401,789
Arch Coal Inc.	13,080	400,379
Hanover Compressor Co.[1]	30,007	369,086
Vintage Petroleum Inc.	23,339	351,719
Forest Oil Corp.[1]	11,123	291,979
Lone Star Technologies Inc.[1]	13,505	276,852
Veritas DGC Inc.[1]	12,328	251,861
Seacor Holdings Inc.[1]	4,061	168,450
Peabody Energy Corp.	2,084	97,719
Rowan Companies Inc.[1]	3,422	76,311
Patterson-UTI Energy Inc.[1]	1,714	62,030

TOTAL COMMON STOCKS (Cost: $310,311,799)		348,410,999

SHORT-TERM INVESTMENTS – 7.05%

MONEY MARKET FUNDS – 2.60%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2],[3]	6,202,282	6,202,282
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2],[3]	2,188,629	2,188,629
BlackRock Temp Cash Money Market Fund[2]	100,951	100,951
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	565,644	565,644

		9,057,506

FLOATING RATE NOTES – 1.76%

Beta Finance Inc.
1.06%, 05/20/042,[4]	$99,483	99,482
1.06%, 09/15/042,[4]	198,966	198,959
1.06%, 10/12/042,[4]	99,483	99,479

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
1.14%, 03/15/052,[4]	$99,483	$99,552
1.15%, 08/23/042,[4]	99,483	99,510
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	149,225	149,215
1.38%, 11/22/04[2]	49,742	49,744
1.40%, 10/29/04[2]	198,966	198,964
CC USA Inc.
1.06%, 05/24/042,[4]	198,966	198,965
1.07%, 07/16/04[2]	49,742	49,632
1.10%, 07/15/042,[4]	99,483	99,490
1.29%, 04/15/052,[4]	198,966	198,947
1.51%, 02/15/052,[4]	129,328	129,490
Dorada Finance Inc.
1.04%, 07/01/04[2]	69,638	69,519
1.06%, 05/20/042,[4]	198,966	198,965
1.24%, 08/09/04[2]	49,742	49,740
1.48%, 01/18/052,[4]	149,225	149,219
Five Finance Inc.
1.05%, 04/29/052,[4]	159,173	159,157
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	198,966	198,966
1.24%, 04/01/05[2]	127,338	127,327
K2 USA LLC
1.06%, 08/16/042,[4]	49,742	49,739
1.06%, 09/27/042,[4]	214,884	214,871
1.07%, 05/17/04[2]	99,483	99,483
1.46%, 01/12/052,[4]	99,483	99,476
Links Finance LLC
1.05%, 04/15/052,[4]	198,966	198,928
1.06%, 05/04/04[2]	99,483	99,483
1.06%, 06/28/04[2]	99,483	99,480
1.09%, 07/20/04[2]	79,587	79,584
1.19%, 04/25/05[2]	198,966	199,093
Nationwide Building Society
1.11%, 04/28/052,[4]	198,966	198,966
1.14%, 07/23/042,[4]	149,225	149,225
Northern Rock PLC
1.11%, 01/13/052,[4]	189,018	189,018
Permanent Financing PLC
1.05%, 03/10/05[2]	198,966	198,966
1.06%, 12/10/04[2]	99,483	99,483
Sigma Finance Inc.
1.05%, 07/01/04[2]	99,483	99,479
1.08%, 10/07/04[2]	198,966	198,949
1.09%, 07/20/04[2]	99,483	99,479
1.24%, 08/06/04[2]	49,742	49,740
Tango Finance Corp.
1.06%, 07/06/042,[4]	59,690	59,689
1.06%, 01/18/052,[4]	87,545	87,539
1.06%, 04/07/052,[4]	73,021	73,014
1.07%, 02/25/052,[4]	111,421	111,403
1.08%, 07/15/042,[4]	59,690	59,686
WhistleJacket Capital LLC
1.06%, 09/15/042,[4]	99,483	99,476
1.26%, 10/20/042,[4]	49,284	48,991
1.32%, 02/04/052,[4]	49,742	49,734
White Pine Finance LLC
1.05%, 07/06/04[2]	119,380	119,378
1.05%, 04/15/052,[4]	149,225	149,196
1.06%, 08/26/042,[4]	99,483	99,479
1.06%, 11/15/042,[4]	119,380	119,380

		6,124,729

COMMERCIAL PAPER – 1.46%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	99,483	99,434
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	80,581	80,577
1.04%, 05/21/04[2]	119,380	119,318
Barton Capital Corp.
1.03%, 05/03/04[2]	49,789	49,789
1.03%, 05/06/04[2]	49,742	49,737
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	99,483	99,432
Cantabric Finance LLC
1.09%, 07/22/04[2]	149,225	148,863
Corporate Asset Funding
1.05%, 05/21/04[2]	103,462	103,408
CRC Funding LLC
1.04%, 06/03/04[2]	198,966	198,788
1.10%, 07/07/04[2]	77,597	77,443
Delaware Funding Corp.
1.03%, 05/05/04[2]	149,390	149,381
1.03%, 05/21/04[2]	49,742	49,716

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Edison Asset Securitization
1.03%, 05/06/04[2]	$149,225	$149,212
1.04%, 06/17/04[2]	198,966	198,708
1.05%, 06/22/04[2]	99,483	99,338
1.07%, 09/21/04[2]	99,483	99,067
Eureka Securitization Inc.
1.03%, 05/25/04[2]	39,793	39,769
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	99,483	99,477
1.04%, 05/25/04[2]	149,225	149,130
1.04%, 05/26/04[2]	198,966	198,835
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	49,742	49,726
Galaxy Funding Inc.
1.05%, 05/17/04[2]	99,483	99,443
1.07%, 07/20/04[2]	89,535	89,327
Gemini Securitization Corp.
1.03%, 05/24/04[2]	49,742	49,712
GIRO Funding US Corp.
1.05%, 05/19/04[2]	49,742	49,718
Grampian Funding LLC
1.26%, 10/22/04[2]	198,966	197,773
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	149,225	149,152
1.04%, 05/24/04[2]	99,483	99,423
1.04%, 05/26/04[2]	136,395	136,305
1.04%, 05/27/04[2]	179,070	178,946
New Center Asset Trust
1.06%, 05/03/04[2]	248,708	248,708
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	99,483	99,472
Polonius Inc.
1.04%, 05/21/04[2]	115,102	115,042
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	49,742	49,717
Scaldis Capital LLC
1.04%, 05/07/04[2]	99,483	99,472
1.04%, 05/20/04[2]	268,911	268,778
1.04%, 05/25/04[2]	99,483	99,420
1.05%, 06/30/04[2]	71,230	71,109
Sydney Capital Corp.
1.25%, 10/22/04[2]	66,216	65,821
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	99,483	99,434
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	71,735	71,735
Windmill Funding Corp.
1.03%, 05/05/04[2]	149,225	149,216
1.03%, 05/06/04[2]	99,483	99,475
1.03%, 05/10/04[2]	198,966	198,927

		5,095,273

TIME DEPOSITS – 0.93%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	198,966	198,966
1.33%, 02/10/05[2]	99,483	99,472
1.39%, 02/02/05[2]	99,483	99,472
1.39%, 04/08/05[2]	139,276	139,257
1.40%, 10/25/04[2]	198,966	198,952
Bank of New York
1.39%, 11/01/04[2]	198,966	198,956
Bank of Novia Scotia
1.13%, 10/06/04[2]	198,966	198,966
1.24%, 10/07/04[2]	149,225	149,218
1.42%, 10/29/04[2]	149,225	149,230
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	198,966	198,973
Prudential Funding LLC
1.06%, 05/03/04[2]	298,449	298,449
Toronto-Dominion Bank
1.04%, 06/22/04[2]	49,742	49,742
1.22%, 03/23/05[2]	348,191	348,137
1.34%, 02/10/05[2]	79,587	79,577
1.41%, 11/01/04[2]	149,225	149,217
UBS Finance (Delaware)
1.10%, 09/08/04[2]	198,966	198,188
1.11%, 12/17/04[2]	298,449	296,351
1.14%, 09/29/04[2]	198,966	198,032

		3,249,155

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.18%

Federal Home Loan
Mortgage Corp.
1.15%, 05/12/04[2]	$149,225	$149,182
1.28%, 08/19/04[2]	79,587	79,281
1.63%, 04/15/05[2]	139,276	139,698
Federal National
Mortgage Association
1.28%, 08/20/04[2]	258,656	257,653

		625,814
REPURCHASE AGREEMENTS – 0.12%

Merrill Lynch Government
Securities Inc.
1.07%, 05/03/04[2]	427,777	427,777

		427,777

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,580,254)		24,580,254

TOTAL INVESTMENTS IN SECURITIES – 107.02% (Cost: $334,892,053)		372,991,253

Other Assets, Less Liabilities – (7.02%)		(24,467,697)

NET ASSETS – 100.00%		$348,523,556

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.99%

Pfizer Inc.	3,133,056	$112,038,083
Johnson & Johnson	1,218,759	65,849,549
Merck & Co. Inc.	912,995	42,910,765
Amgen Inc.[1]	529,741	29,808,526
Lilly (Eli) & Co.	393,715	29,060,104
Abbott Laboratories	641,375	28,233,328
Medtronic Inc.	497,287	25,093,102
Wyeth	546,951	20,822,425
Bristol-Myers Squibb Co.	796,440	19,990,644
UnitedHealth Group Inc.	257,234	15,814,746
Genentech Inc.[1]	90,041	11,057,035
Schering-Plough Corp.	604,246	10,109,036
Boston Scientific Corp.[1]	240,955	9,924,936
Forest Laboratories Inc.[1]	151,069	9,740,929
Guidant Corp.	127,946	8,061,877
Biogen Idec Inc.[1]	134,561	7,939,099
Baxter International Inc.	250,673	7,933,800
Zimmer Holdings Inc.[1]	99,322	7,930,862
HCA Inc.	181,000	7,354,030
WellPoint Health Networks Inc.[1]	62,201	6,947,230
Caremark Rx Inc.[1]	173,765	5,881,946
Stryker Corp.	56,772	5,616,454
St. Jude Medical Inc.[1]	70,857	5,403,555
Becton, Dickinson & Co.	103,618	5,237,890
Aetna Inc.	62,858	5,201,500
Gilead Sciences Inc.[1]	83,115	5,055,885
Anthem Inc.[1]	56,528	5,007,250
Allergan Inc.	55,044	4,846,624
Genzyme Corp.[1]	92,546	4,031,304
Medco Health Solutions Inc.[1]	111,003	3,929,506
Biomet Inc.	97,302	3,843,429
Monsanto Co.	108,863	3,765,571
CIGNA Corp.	57,857	3,732,355
Quest Diagnostics Inc.	32,733	2,761,029
Mylan Laboratories Inc.	109,889	2,517,557
MedImmune Inc.[1]	101,635	2,463,632
Varian Medical Systems Inc.[1]	28,083	2,410,645
Alcon Inc.	31,781	2,359,739
Laboratory Corp. of America Holdings[1]	58,763	2,335,242
Health Management Associates Inc. Class A	100,044	2,314,018
Bard (C.R.) Inc.	21,296	2,263,126
Tenet Healthcare Corp.[1]	190,924	2,245,266
Chiron Corp.[1]	44,941	2,085,262
Express Scripts Inc.[1]	25,162	1,946,029
Patterson Dental Co.[1]	23,730	1,748,901
Omnicare Inc.	42,077	1,745,354
Celgene Corp.[1]	33,384	1,725,619
Millennium Pharmaceuticals Inc.[1]	114,772	1,720,432
Oxford Health Plans Inc.	31,369	1,707,728
King Pharmaceuticals Inc.[1]	98,933	1,706,594
Sepracor Inc.[1]	34,756	1,661,684
ImClone Systems Inc.[1]	24,731	1,654,009
Hillenbrand Industries Inc.	23,841	1,609,268
Watson Pharmaceuticals Inc.[1]	44,355	1,579,482
Applera Corp. - Applied Biosystems Group	84,913	1,576,834
Invitrogen Corp.[1]	20,994	1,516,397
Fisher Scientific International Inc.[1]	25,789	1,509,946
Barr Pharmaceuticals[1]	35,722	1,479,605
IVAX Corp.[1]	68,141	1,451,403
Beckman Coulter Inc.	25,940	1,448,490
Lincare Holdings Inc.[1]	40,622	1,410,802
DENTSPLY International Inc.	28,667	1,389,203
DaVita Inc.[1]	26,980	1,378,678
Bausch & Lomb Inc.	21,331	1,340,227
Cephalon Inc.[1]	22,861	1,301,020
Coventry Health Care Inc.[1]	30,625	1,281,350
PacifiCare Health Systems Inc.[1]	34,337	1,227,891
OSI Pharmaceuticals Inc.[1]	16,139	1,190,897
Manor Care Inc.	36,638	1,188,537
Health Net Inc.[1]	46,705	1,188,175
Apogent Technologies Inc.[1]	36,230	1,174,577
Humana Inc.[1]	66,122	1,077,127
Triad Hospitals Inc.[1]	30,918	1,051,521
Renal Care Group Inc.[1]	19,869	983,118
Medicis Pharmaceutical Corp. Class A	22,635	971,494
Cytyc Corp.[1]	45,019	963,407
Neurocrine Biosciences Inc.[1]	14,415	946,056
Protein Design Labs Inc.[1]	38,473	941,819

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Universal Health Services Inc. Class B	20,513	$900,521
MGI Pharma Inc.[1]	14,459	893,855
IDEXX Laboratories Inc.[1]	14,223	871,301
Charles River Laboratories International Inc.[1]	18,920	870,320
Covance Inc.[1]	25,391	856,692
INAMED Corp.[1]	14,350	844,354
Edwards Lifesciences Corp.[1]	24,368	839,721
Community Health Systems Inc.[1]	30,931	797,711
Dade Behring Holdings Inc.[1]	17,249	793,454
Valeant Pharmaceuticals International	34,087	787,410
Accredo Health Inc.[1]	19,902	769,212
Martek Biosciences Corp.[1]	12,074	766,578
American Pharmaceutical Partners Inc.[1]	18,094	765,376
ICOS Corp.[1]	23,796	761,234
Amylin Pharmaceuticals Inc.[1]	33,745	755,888
Respironics Inc.[1]	14,267	747,733
Cooper Companies Inc.	13,635	736,290
Affymetrix Inc.[1]	24,093	736,282
Pediatrix Medical Group Inc.[1]	9,641	689,332
Andrx Group[1]	29,815	682,167
ResMed Inc.[1]	13,578	669,124
Gen-Probe Inc.[1]	19,865	662,299
TECHNE Corp.[1]	16,845	656,281
Select Medical Corp.	34,499	653,756
First Health Group Corp.[1]	38,710	646,457
Human Genome Sciences Inc.[1]	52,870	645,014
Steris Corp.[1]	28,859	639,515
Apria Healthcare Group Inc.[1]	20,955	604,342
Pharmaceutical Product Development Inc.[1]	20,336	601,336
Ligand Pharmaceuticals Inc. Class B1	27,858	596,440
Medicines Co. (The)[1]	18,122	592,771
Nektar Therapeutics[1]	29,188	591,057
Pharmaceutical Resources Inc.[1]	13,916	560,815
Alkermes Inc.[1]	36,432	558,503
Perrigo Co.	24,797	534,871
Tularik Inc.[1]	21,261	524,509
US Oncology Inc.[1]	35,162	523,914
Abgenix Inc.[1]	31,879	518,671
LifePoint Hospitals Inc.[1]	14,387	514,479
Mentor Corp.	15,987	506,788
Vicuron Pharmaceuticals Inc.[1]	22,130	504,785
Invacare Corp.	12,226	486,962
Taro Pharmaceutical Industries Ltd.[1]	11,064	478,518
Sybron Dental Specialties Inc.[1]	15,711	459,547
AMERIGROUP Corp.[1]	9,999	415,059
Diagnostic Products Corp.	9,220	393,325
Nabi Biopharmaceuticals[1]	23,720	387,822
VISX Inc.[1]	17,631	385,943
Bio-Rad Laboratories Inc. Class A1	6,566	384,768
Advanced Medical Optics Inc.[1]	12,120	382,265
NPS Pharmaceuticals Inc.[1]	15,067	377,428
Alpharma Inc. Class A	16,293	354,047
Delta & Pine Land Co.	14,552	353,032
Applera Corp. – Celera Genomics Group[1]	29,833	351,731
Medarex Inc.[1]	32,474	309,477
PolyMedica Corp.	10,920	304,013
Haemonetics Corp.[1]	10,354	292,293
Province Healthcare Co.[1]	17,752	283,854
Vertex Pharmaceuticals Inc.[1]	31,770	274,493
Beverly Enterprises Inc.[1]	43,608	259,468
Enzon Pharmaceuticals Inc.[1]	17,842	258,887
Odyssey Healthcare Inc.[1]	14,824	249,191
Biosite Inc.[1]	6,256	247,863
Incyte Corp.[1]	29,362	233,134
Sunrise Senior Living Inc.[1]	7,357	232,481
United Therapeutics Inc.[1]	8,702	214,243
PAREXEL International Corp.[1]	10,739	209,840
Viasys Healthcare Inc.[1]	10,760	208,744
ArthroCare Corp.[1]	8,634	202,985
Cell Genesys Inc.[1]	18,123	200,259
Alexion Pharmaceuticals Inc.[1]	8,877	199,910
Regeneron Pharmaceuticals Inc.[1]	15,414	193,137
Myriad Genetics Inc.[1]	11,048	190,357
Noven Pharmaceuticals Inc.[1]	9,297	182,593
Pharmacopeia Inc.[1]	9,906	177,615
Cyberonics Inc.[1]	7,367	174,524
InterMune Inc.[1]	11,806	174,139
CV Therapeutics Inc.[1]	11,863	170,946
Enzo Biochem Inc.[1]	11,668	169,769

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
Datascope Corp.	5,115	$169,409
Transkaryotic Therapies Inc.[1]	11,486	166,892
Albany Molecular Research Inc.[1]	10,182	165,152
Cubist Pharmaceuticals Inc.[1]	16,216	161,187
XOMA Ltd.[1]	34,283	147,074
Lexicon Genetics Inc.[1]	17,531	123,769
Orthodontic Centers of America Inc.[1]	17,261	123,761
Maxygen Inc.[1]	11,279	122,828
Praecis Pharmaceuticals Inc.[1]	21,029	122,809
Molecular Devices Corp.[1]	6,024	118,070
Trimeris Inc.[1]	6,585	96,800
CuraGen Corp.[1]	16,394	95,085
Cell Therapeutics Inc.[1]	11,096	94,427
Savient Pharmaceuticals Inc.[1]	23,662	88,733
Immunomedics Inc.[1]	17,276	83,616
Theragenics Corp.[1]	12,196	63,907
Gene Logic Inc.[1]	12,543	53,056

TOTAL COMMON STOCKS (Cost: $639,637,342)		651,714,960

SHORT-TERM INVESTMENTS – 8.28%

MONEY MARKET FUNDS – 3.01%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	13,260,458	13,260,458
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	4,847,246	4,847,246
BlackRock Temp Cash Money Market Fund[2]	223,581	223,581
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	1,252,755	1,252,755

		19,584,040
FLOATING RATE NOTES – 2.08%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$220,329	220,328
1.06%, 09/15/04[2,4]	440,659	440,642
1.06%, 10/12/04[2,4]	220,329	220,320
1.14%, 03/15/05[2,4]	220,329	220,482
1.15%, 08/23/04[2,4]	220,329	220,387

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	$330,494	$330,473
1.38%, 11/22/04[2]	110,165	110,169
1.40%, 10/29/04[2]	440,659	440,653
CC USA Inc.
1.06%, 05/24/04[2,4]	440,659	440,656
1.07%, 07/16/04[2]	110,165	109,922
1.10%, 07/15/04[2,4]	220,329	220,345
1.29%, 04/15/05[2,4]	440,659	440,617
1.51%, 02/15/05[2,4]	286,428	286,786
Dorada Finance Inc.
1.04%, 07/01/04[2]	154,231	153,968
1.06%, 05/20/04[2,4]	440,659	440,656
1.24%, 08/09/04[2]	110,165	110,160
1.48%, 01/18/05[2,4]	330,494	330,483
Five Finance Inc.
1.05%, 04/29/05[2,4]	352,527	352,492
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	440,659	440,659
1.24%, 04/01/05[2]	282,022	281,996
K2 USA LLC
1.06%, 08/16/04[2,4]	110,165	110,160
1.06%, 09/27/04[2,4]	475,911	475,883
1.07%, 05/17/04[2]	220,329	220,329
1.46%, 01/12/05[2,4]	220,329	220,314
Links Finance LLC
1.05%, 04/15/05[2,4]	440,659	440,575
1.06%, 05/04/04[2]	220,329	220,329
1.06%, 06/28/04[2]	220,329	220,323
1.09%, 07/20/04[2]	176,263	176,256
1.19%, 04/25/05[2]	440,659	440,939
Nationwide Building Society
1.11%, 04/28/05[2,4]	440,659	440,659
1.14%, 07/23/04[2,4]	330,494	330,494
Northern Rock PLC
1.11%, 01/13/05[2,4]	418,626	418,626
Permanent Financing PLC
1.05%, 03/10/05[2]	440,659	440,659
1.06%, 12/10/04[2]	220,329	220,329

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Sigma Finance Inc.
1.05%, 07/01/04[2]	$220,329	$220,320
1.08%, 10/07/04[2]	440,659	440,621
1.09%, 07/20/04[2]	220,329	220,320
1.24%, 08/06/04[2]	110,165	110,162
Tango Finance Corp.
1.06%, 07/06/04[2,4]	132,198	132,195
1.06%, 01/18/05[2,4]	193,890	193,876
1.06%, 04/07/05[2,4]	161,722	161,707
1.07%, 02/25/05[2,4]	246,769	246,729
1.08%, 07/15/04[2,4]	132,198	132,189
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	220,329	220,313
1.26%, 10/20/04[2,4]	109,151	108,502
1.32%, 02/04/05[2,4]	110,165	110,149
White Pine Finance LLC
1.05%, 07/06/04[2]	264,395	264,391
1.05%, 04/15/05[2,4]	330,494	330,431
1.06%, 08/26/04[2,4]	220,329	220,319
1.06%, 11/15/04[2,4]	264,395	264,395

		13,564,688
COMMERCIAL PAPER – 1.73%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	220,329	220,221
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	178,467	178,457
1.04%, 05/21/04[2]	264,395	264,258
Barton Capital Corp.
1.03%, 05/03/04[2]	110,270	110,270
1.03%, 05/06/04[2]	110,165	110,155
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	220,329	220,216
Cantabric Finance LLC
1.09%, 07/22/04[2]	330,494	329,694
Corporate Asset Funding
1.05%, 05/21/04[2]	229,143	229,023
CRC Funding LLC
1.04%, 06/03/04[2]	440,659	440,265
1.10%, 07/07/04[2]	171,857	171,516
Delaware Funding Corp.
1.03%, 05/05/04[2]	330,860	330,841
1.03%, 05/21/04[2]	110,165	110,108
Edison Asset Securitization
1.03%, 05/06/04[2]	330,494	330,466
1.04%, 06/17/04[2]	440,659	440,086
1.05%, 06/22/04[2]	220,329	220,008
1.07%, 09/21/04[2]	220,329	219,407
Eureka Securitization Inc.
1.03%, 05/25/04[2]	88,132	88,076
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	220,329	220,317
1.04%, 05/25/04[2]	330,494	330,285
1.04%, 05/26/04[2]	440,659	440,367
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	110,165	110,130
Galaxy Funding Inc.
1.05%, 05/17/04[2]	220,329	220,240
1.07%, 07/20/04[2]	198,296	197,837
Gemini Securitization Corp.
1.03%, 05/24/04[2]	110,165	110,098
GIRO Funding US Corp.
1.05%, 05/19/04[2]	110,165	110,113
Grampian Funding LLC
1.26%, 10/22/04[2]	440,659	438,016
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	330,494	330,333
1.04%, 05/24/04[2]	220,329	220,196
1.04%, 05/26/04[2]	302,080	301,881
1.04%, 05/27/04[2]	396,593	396,319
New Center Asset Trust
1.06%, 05/03/04[2]	550,823	550,823
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	220,329	220,304
Polonius Inc.
1.04%, 05/21/04[2]	254,921	254,789
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	110,165	110,111
Scaldis Capital LLC
1.04%, 05/07/04[2]	220,329	220,304
1.04%, 05/20/04[2]	595,568	595,275
1.04%, 05/25/04[2]	220,329	220,189
1.05%, 06/30/04[2]	157,756	157,489

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Sydney Capital Corp.
1.25%, 10/22/04[2]	$146,651	$145,775
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	220,329	220,221
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	158,875	158,876
Windmill Funding Corp.
1.03%, 05/05/04[2]	330,494	330,475
1.03%, 05/06/04[2]	220,329	220,310
1.03%, 05/10/04[2]	440,659	440,570

		11,284,710
TIME DEPOSITS – 1.10%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	440,659	440,659
1.33%, 02/10/05[2]	220,329	220,304
1.39%, 02/02/05[2]	220,329	220,304
1.39%, 04/08/05[2]	308,461	308,418
1.40%, 10/25/04[2]	440,659	440,627
Bank of New York
1.39%, 11/01/04[2]	440,659	440,637
Bank of Novia Scotia
1.13%, 10/06/04[2]	440,659	440,659
1.24%, 10/07/04[2]	330,494	330,480
1.42%, 10/29/04[2]	330,494	330,506
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	440,659	440,673
Prudential Funding LLC
1.06%, 05/03/04[2]	660,988	660,989
Toronto-Dominion Bank
1.04%, 06/22/04[2]	110,165	110,165
1.22%, 03/23/05[2]	771,153	771,033
1.34%, 02/10/05[2]	176,263	176,243
1.41%, 11/01/04[2]	330,494	330,478
UBS Finance (Delaware)
1.10%, 09/08/04[2]	440,659	438,935
1.11%, 12/17/04[2]	660,988	656,341
1.14%, 09/29/04[2]	440,659	438,589

		7,196,040
U.S. GOVERNMENT AGENCY NOTES – 0.21%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	330,494	330,399
1.28%, 08/19/04[2]	176,263	175,587
1.63%, 04/15/05[2]	308,461	309,396
Federal National Mortgage Association
1.28%, 08/20/04[2]	570,630	570,630

		1,386,012
REPURCHASE AGREEMENTS – 0.15%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	947,416	947,416

		947,416

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,962,906)		53,962,906

TOTAL INVESTMENTS IN SECURITIES – 108.27% (Cost: $693,600,248)		705,677,866

Other Assets, Less Liabilities – (8.27%)		(53,880,485)

NET ASSETS – 100.00%		$651,797,381

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.98%

Microsoft Corp.	1,917,956	$49,809,317
Intel Corp.	1,221,703	31,434,418
International Business Machines Corp.	324,158	28,581,011
Cisco Systems Inc.[1]	1,294,948	27,025,565
Dell Inc.[1]	425,100	14,755,221
Hewlett-Packard Co.	516,139	10,167,938
QUALCOMM Inc.	151,685	9,474,245
Oracle Corp.[1]	751,756	8,434,702
Texas Instruments Inc.	326,379	8,192,113
Motorola Inc.	438,550	8,003,538
Applied Materials Inc.[1]	317,588	5,789,629
Yahoo! Inc.[1]	106,261	5,361,930
EMC Corp.[1]	455,592	5,084,407
Analog Devices Inc.	70,470	3,002,022
Maxim Integrated Products Inc.	61,823	2,843,240
Corning Inc.[1]	254,113	2,802,866
Lucent Technologies Inc.[1]	803,142	2,706,589
Symantec Corp.[1]	58,673	2,643,219
Sun Microsystems Inc.[1]	619,335	2,415,407
Computer Associates International Inc.	87,183	2,337,376
Lexmark International Inc.[1]	24,243	2,193,022
Xilinx Inc.[1]	64,926	2,183,461
Veritas Software Corp.[1]	80,523	2,147,548
Linear Technology Corp.	58,806	2,095,258
Xerox Corp.[1]	149,473	2,007,422
Pitney Bowes Inc.	44,030	1,926,313
Adobe Systems Inc.	44,948	1,858,150
Juniper Networks Inc.[1]	84,771	1,854,789
Apple Computer Inc.[1]	65,613	1,688,222
Broadcom Corp. Class A1	44,327	1,673,788
Electronic Data Systems Corp.	90,556	1,656,269
Micron Technology Inc.[1]	114,755	1,562,963
KLA-Tencor Corp.[1]	36,961	1,540,165
Intuit Inc.[1]	34,269	1,455,404
Computer Sciences Corp.[1]	35,314	1,444,696
Altera Corp.[1]	71,296	1,426,633
SunGard Data Systems Inc.[1]	53,695	1,399,829
National Semiconductor Corp.[1]	33,519	1,367,240
Network Appliance Inc.[1]	64,994	1,210,188
Avaya Inc.[1]	82,665	1,130,857
Affiliated Computer Services Inc. Class A1	22,989	1,114,966
Microchip Technology Inc.	39,305	1,101,326
PeopleSoft Inc.[1]	64,007	1,080,438
Advanced Micro Devices Inc.[1]	65,516	931,638
Scientific-Atlanta Inc.	28,756	931,407
Amdocs Ltd.[1]	33,043	877,292
Siebel Systems Inc.[1]	84,184	865,412
Novellus Systems Inc.[1]	28,620	828,835
JDS Uniphase Corp.[1]	270,603	822,633
BEA Systems Inc.[1]	71,872	820,060
Unisys Corp.[1]	62,575	815,352
Check Point Software Technologies Ltd.[1]	33,904	794,371
NCR Corp.[1]	17,760	793,694
Synopsys Inc.[1]	29,074	777,148
VeriSign Inc.[1]	45,422	732,657
Teradyne Inc.[1]	35,935	732,355
BMC Software Inc.[1]	42,277	731,392
Mercury Interactive Corp.[1]	17,049	725,435
Autodesk Inc.	21,307	713,784
Novell Inc.[1]	72,249	696,480
SanDisk Corp.[1]	29,979	692,815
Marvell Technology Group Ltd.[1]	17,202	666,233
Zebra Technologies Corp. Class A1	8,943	655,433
Cadence Design Systems Inc.[1]	49,415	633,500
Tellabs Inc.[1]	71,654	625,539
Red Hat Inc.[1]	26,555	603,064
Comverse Technology Inc.[1]	36,397	595,455
NVIDIA Corp.[1]	28,964	594,921
Citrix Systems Inc.[1]	30,802	586,778
Crown Castle International Corp.[1]	41,398	577,502
Harris Corp.	12,595	567,405
Lam Research Corp.[1]	25,109	555,913
Storage Technology Corp.[1]	20,980	551,145
LSI Logic Corp.[1]	71,585	532,592
Cognizant Technology Solutions Corp.[1]	12,117	524,181
Intersil Corp. Class A	26,301	519,445
WebMD Corp.[1]	58,057	510,321
American Tower Corp. Class A1	40,046	498,573
International Rectifier Corp.[1]	12,462	493,994
Compuware Corp.[1]	64,349	492,270

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004.

Security	Shares	Value
QLogic Corp.[1]	17,940	$484,201
Atmel Corp.[1]	82,622	482,512
Network Associates Inc.[1]	30,526	478,648
Andrew Corp.[1]	27,734	470,091
UTStarcom Inc.[1]	17,093	450,401
3Com Corp.[1]	72,031	443,711
PMC-Sierra Inc.[1]	32,703	397,341
ADC Telecommunications Inc.[1]	153,265	383,162
Conexant Systems Inc.[1]	86,287	375,348
Agere Systems Inc. Class B1	171,364	371,860
CIENA Corp.[1]	89,333	369,839
Fairchild Semiconductor International Inc. Class A1	18,961	369,171
Seagate Technology	28,677	358,749
Polycom Inc.[1]	18,647	355,785
Reynolds & Reynolds Co. (The) Class A	12,345	352,573
Agere Systems Inc. Class A1	150,847	340,914
Rambus Inc.[1]	17,804	331,689
Level 3 Communications Inc.[1]	116,534	329,791
Plantronics Inc.[1]	8,637	327,774
Cypress Semiconductor Corp.[1]	22,748	317,790
Western Digital Corp.[1]	38,932	314,571
Ask Jeeves Inc.[1]	8,839	313,519
SpectraSite Inc.[1]	8,371	312,824
Sybase Inc.[1]	18,287	312,708
IKON Office Solutions Inc.	27,771	309,091
Maxtor Corp.[1]	46,438	302,311
Silicon Laboratories Inc.[1]	6,352	299,497
BearingPoint Inc.[1]	29,378	294,368
Semtech Corp.[1]	13,881	291,779
Avocent Corp.[1]	8,803	282,488
Advanced Fibre Communications Inc.[1]	16,497	275,500
Hyperion Solutions Corp.[1]	7,156	274,647
Integrated Device Technology Inc.[1]	19,965	268,529
Macromedia Inc.[1]	12,753	262,712
Applied Micro Circuits Corp.[1]	59,182	260,993
Brocade Communications Systems Inc.[1]	48,563	259,812
Henry (Jack) & Associates Inc.	14,246	259,135
Electonics For Imaging Inc.[1]	10,193	258,698
Cree Inc.[1]	13,924	258,290
EarthLink Inc.[1]	27,990	257,788
RF Micro Devices Inc.[1]	35,007	257,652
Imation Corp.	6,574	256,189
Emulex Corp.[1]	15,290	254,884
CACI International Inc. Class A1	5,483	249,476
Foundry Networks Inc.[1]	21,625	244,363
Trimble Navigation Ltd.[1]	9,458	236,923
Akamai Technologies Inc.[1]	19,967	236,010
Parametric Technology Corp.[1]	50,707	232,238
TIBCO Software Inc.[1]	30,802	231,015
Cerner Corp.[1]	5,372	230,029
Skyworks Solutions Inc.[1]	26,815	229,536
OmniVision Technologies Inc.[1]	10,256	228,729
Gateway Inc.[1]	47,352	228,237
Varian Semiconductor Equipment Associates Inc.[1]	6,775	220,594
Intergraph Corp.[1]	8,656	218,218
Cymer Inc.[1]	6,812	217,848
Kronos Inc.[1]	5,783	210,964
CNET Networks Inc.[1]	24,709	210,521
Mentor Graphics Corp.[1]	12,659	210,013
Silicon Storage Technology Inc.[1]	15,684	207,813
FileNET Corp.[1]	7,140	196,064
Axcelis Technologies Inc.[1]	18,573	195,202
ADTRAN Inc.	7,938	194,560
Tekelec[1]	11,492	191,572
Ascential Software Corp.[1]	11,137	189,329
Perot Systems Corp. Class A1	14,024	186,800
RSA Security Inc.[1]	11,482	183,942
eResearch Technology Inc.[1]	5,749	180,979
InterDigital Communications Corp.[1]	10,382	180,958
Sonus Networks Inc.[1]	46,197	175,549
Black Box Corp.	3,379	172,160
Vitesse Semiconductor Corp.[1]	40,209	172,095
CommScope Inc.[1]	9,138	160,006
Adaptec Inc.[1]	20,320	158,902
Micrel Inc.[1]	12,584	153,776
United Online Inc.[1]	9,145	151,807
MICROS Systems Inc.[1]	3,441	150,957
Keane Inc.[1]	10,563	149,995
Digital River Inc.[1]	5,623	144,792
Lattice Semiconductor Corp.[1]	20,281	144,401

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
Brooks Automation Inc.[1]	8,560	$142,438
Power Integrations Inc.[1]	5,693	140,219
F5 Networks Inc.[1]	5,474	139,040
Amkor Technology Inc.[1]	17,070	137,926
Credence Systems Corp.[1]	12,045	134,181
DSP Group Inc.[1]	5,398	133,762
Zoran Corp.[1]	8,041	132,918
Macrovision Corp.[1]	7,872	132,564
Silicon Image Inc.[1]	12,757	129,994
Sycamore Networks Inc.[1]	35,127	129,970
TriQuint Semiconductor Inc.[1]	23,670	129,948
NetIQ Corp.[1]	10,014	128,780
ATMI Inc.[1]	5,816	128,417
Wind River Systems Inc.[1]	13,484	126,210
IDX Systems Corp.[1]	3,979	126,134
Imagistics International Inc.[1]	3,086	124,952
Advanced Digital Information Corp.[1]	11,780	124,397
Borland Software Corp.[1]	14,995	123,709
LTX Corp.[1]	11,162	122,001
Dendrite International Inc.[1]	7,117	121,985
Hutchinson Technology Inc.[1]	4,945	121,598
Aspect Communications Corp.[1]	10,177	120,394
RealNetworks Inc.[1]	20,867	119,985
Exar Corp.[1]	7,672	117,075
Extreme Networks Inc.[1]	21,048	116,395
Informatica Corp.[1]	15,841	114,689
Internet Security Systems Inc.[1]	8,378	111,344
Mykrolis Corp.[1]	7,548	109,823
Advent Software Inc.[1]	5,818	108,680
Ariba Inc.[1]	47,249	104,420
M-Systems Flash Disk Pioneers Ltd.[1]	5,943	103,705
S1 Corp.[1]	12,855	103,611
Openwave Systems Inc.[1]	11,926	101,610
Cirrus Logic Inc.[1]	16,079	100,172
Micromuse Inc.[1]	14,703	98,657
Mindspeed Technologies Inc.[1]	19,011	97,717
Kulicke & Soffa Industries Inc.[1]	9,585	95,179
Actel Corp.[1]	4,771	95,038
Quest Software Inc.[1]	8,429	94,826
Quantum Corp.[1]	29,599	92,645
CIBER Inc.[1]	10,467	91,586
Mercury Computer Systems Inc.[1]	4,083	91,459
Inter-Tel Inc.	3,744	89,631
Verity Inc.[1]	7,084	87,842
webMethods Inc.[1]	9,924	85,346
Vignette Corp.[1]	48,601	84,566
McDATA Corp. Class A1	15,510	82,668
Harmonic Inc.[1]	12,156	80,351
PanAmSat Corp.[1]	3,443	79,464
Photronics Inc.[1]	5,298	78,887
SERENA Software Inc.[1]	4,302	76,447
Transmeta Corp.[1]	27,030	75,414
SonicWALL Inc.[1]	10,457	74,872
Silicon Graphics Inc.[1]	38,793	74,870
Powerwave Technologies Inc.[1]	10,925	73,962
C-COR.net Corp.[1]	7,907	71,796
JDA Software Group Inc.[1]	5,460	71,690
Retek Inc.[1]	10,160	70,917
Packeteer Inc.[1]	5,831	70,264
Kopin Corp.[1]	13,490	67,180
Echelon Corp.[1]	6,156	67,100
Agile Software Corp.[1]	8,753	66,085
Manugistics Group Inc.[1]	12,080	65,353
Ultratech Inc.[1]	4,048	65,213
Cohu Inc.	3,711	64,943
Cable Design Technologies Corp.[1]	7,581	64,666
REMEC Inc.[1]	10,202	64,171
Finisar Corp.[1]	35,180	62,269
RadiSys Corp.[1]	3,334	62,246
E.piphany Inc.[1]	14,152	61,986
Arris Group Inc.[1]	10,310	61,654
ESS Technology Inc.[1]	5,723	61,351
Interwoven Inc[1]	6,827	57,279
DuPont Photomasks Inc.[1]	2,737	56,601
InFocus Corp.[1]	6,766	55,278
General Cable Corp.[1]	7,084	54,547
MatrixOne Inc.[1]	8,959	53,844
Asyst Technologies Inc.[1]	7,948	52,536
MRO Software Inc.[1]	3,764	50,174
Entrust Inc.[1]	10,504	48,003
MRV Communications Inc.[1]	19,295	45,343
Siliconix Inc.[1]	1,163	45,020

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
Iomega Corp.	8,573	$43,637
PC-Tel Inc.[1]	3,884	43,035
Stratex Networks Inc.[1]	12,712	41,568
WatchGuard Technologies Inc.[1]	5,369	37,368
Actuate Corp.[1]	10,883	35,587
Keynote Systems Inc.[1]	2,775	32,912
Computer Network Technology Corp.[1]	5,008	32,802
Concurrent Computer Corp.[1]	11,865	24,323
McDATA Corp. Class B1	4,646	23,834

TOTAL COMMON STOCKS (Cost: $359,934,120)		322,473,480

SHORT-TERM INVESTMENTS – 8.81%

MONEY MARKET FUNDS – 3.18%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	6,912,420	6,912,420
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	2,562,391	2,562,391
BlackRock Temp Cash Money Market Fund[2]	118,191	118,191
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	662,242	662,242

		10,255,244
FLOATING RATE NOTES – 2.22%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$116,472	116,471
1.06%, 09/15/04[2,4]	232,945	232,936
1.06%, 10/12/04[2,4]	116,472	116,467
1.14%, 03/15/05[2,4]	116,472	116,553
1.15%, 08/23/04[2,4]	116,472	116,503
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	174,708	174,697
1.38%, 11/22/04[2]	58,236	58,239
1.40%, 10/29/04[2]	232,945	232,942

Security	Principal	Value
CC USA Inc.
1.06%, 05/24/04[2,4]	$232,945	$232,943
1.07%, 07/16/04[2]	58,236	58,108
1.10%, 07/15/04[2,4]	116,472	116,481
1.29%, 04/15/05[2,4]	232,945	232,922
1.51%, 02/15/05[2,4]	151,414	151,603
Dorada Finance Inc.
1.04%, 07/01/04[2]	81,531	81,392
1.06%, 05/20/04[2,4]	232,945	232,943
1.24%, 08/09/04[2]	58,236	58,234
1.48%, 01/18/05[2,4]	174,708	174,702
Five Finance Inc.
1.05%, 04/29/05[2,4]	186,356	186,337
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	232,945	232,945
1.24%, 04/01/05[2]	149,085	149,071
K2 USA LLC
1.06%, 08/16/04[2,4]	58,236	58,234
1.06%, 09/27/042,[4]	251,580	251,565
1.07%, 05/17/04[2]	116,472	116,472
1.46%, 01/12/05[2,4]	116,472	116,464
Links Finance LLC
1.05%, 04/15/05[2,4]	232,945	232,900
1.06%, 05/04/04[2]	116,472	116,472
1.06%, 06/28/04[2]	116,472	116,469
1.09%, 07/20/04[2]	93,178	93,174
1.19%, 04/25/05[2]	232,945	233,093
Nationwide Building Society
1.11%, 04/28/05[2,4]	232,945	232,945
1.14%, 07/23/04[2,4]	174,708	174,708
Northern Rock PLC
1.11%, 01/13/05[2,4]	221,297	221,297
Permanent Financing PLC
1.05%, 03/10/05[2]	232,945	232,945
1.06%, 12/10/04[2]	116,472	116,472
Sigma Finance Inc.
1.05%, 07/01/04[2]	116,472	116,468
1.08%, 10/07/04[2]	232,945	232,925
1.09%, 07/20/04[2]	116,472	116,467
1.24%, 08/06/04[2]	58,236	58,235

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Tango Finance Corp.
1.06%, 07/06/04[2,4]	$69,883	$69,882
1.06%, 01/18/05[2,4]	102,496	102,488
1.06%, 04/07/05[2,4]	85,491	85,483
1.07%, 02/25/05[2,4]	130,449	130,428
1.08%, 07/15/04[2,4]	69,883	69,879
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	116,472	116,464
1.26%, 10/20/04[2,4]	57,700	57,357
1.32%, 02/04/05[2,4]	58,236	58,227
White Pine Finance LLC
1.05%, 07/06/04[2]	139,767	139,764
1.05%, 04/15/05[2,4]	174,708	174,675
1.06%, 08/26/04[2,4]	116,472	116,467
1.06%, 11/15/04[2,4]	139,767	139,767

		7,170,675
COMMERCIAL PAPER – 1.85%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	116,472	116,415
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	94,343	94,337
1.04%, 05/21/04[2]	139,767	139,694
Barton Capital Corp.
1.03%, 05/03/04[2]	58,292	58,292
1.03%, 05/06/04[2]	58,236	58,231
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	116,472	116,412
Cantabric Finance LLC
1.09%, 07/22/04[2]	174,708	174,285
Corporate Asset Funding
1.05%, 05/21/04[2]	121,131	121,068
CRC Funding LLC
1.04%, 06/03/04[2]	232,945	232,737
1.10%, 07/07/04[2]	90,848	90,668
Delaware Funding Corp.
1.03%, 05/05/04[2]	174,902	174,892
1.03%, 05/21/04[2]	58,236	58,206
Edison Asset Securitization
1.03%, 05/06/04[2]	174,708	174,693
1.04%, 06/17/04[2]	232,945	232,642
1.05%, 06/22/04[2]	116,472	116,302
1.07%, 09/21/04[2]	116,472	115,984
Eureka Securitization Inc.
1.03%, 05/25/04[2]	46,589	46,560
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	116,472	116,466
1.04%, 05/25/04[2]	174,708	174,598
1.04%, 05/26/04[2]	232,945	232,791
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	58,236	58,218
Galaxy Funding Inc.
1.05%, 05/17/04[2]	116,472	116,425
1.07%, 07/20/04[2]	104,825	104,582
Gemini Securitization Corp.
1.03%, 05/24/04[2]	58,236	58,201
GIRO Funding US Corp.
1.05%, 05/19/04[2]	58,236	58,209
Grampian Funding LLC
1.26%, 10/22/04[2]	232,945	231,548
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	174,708	174,623
1.04%, 05/24/04[2]	116,472	116,402
1.04%, 05/26/04[2]	159,688	159,583
1.04%, 05/27/04[2]	209,650	209,506
New Center Asset Trust
1.06%, 05/03/04[2]	291,181	291,181
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	116,472	116,459
Polonius Inc.
1.04%, 05/21/04[2]	134,758	134,688
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	58,236	58,208
Scaldis Capital LLC
1.04%, 05/07/04[2]	116,472	116,459
1.04%, 05/20/04[2]	314,834	314,680
1.04%, 05/25/04[2]	116,472	116,398
1.05%, 06/30/04[2]	83,394	83,254
Sydney Capital Corp.
1.25%, 10/22/04[2]	77,524	77,061
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	116,472	116,415

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	$83,986	$83,986
Windmill Funding Corp.
1.03%, 05/05/04[2]	174,708	174,698
1.03%, 05/06/04[2]	116,472	116,462
1.03%, 05/10/04[2]	232,945	232,898

		5,965,417
TIME DEPOSITS – 1.18%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	232,945	232,945
1.33%, 02/10/05[2]	116,472	116,459
1.39%, 02/02/05[2]	116,472	116,459
1.39%, 04/08/05[2]	163,061	163,038
1.40%, 10/25/04[2]	232,945	232,928
Bank of New York
1.39%, 11/01/04[2]	232,945	232,933
Bank of Novia Scotia
1.13%, 10/06/04[2]	232,945	232,945
1.24%, 10/07/04[2]	174,708	174,701
1.42%, 10/29/04[2]	174,708	174,715
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	232,945	232,952
Prudential Funding LLC
1.06%, 05/03/04[2]	349,417	349,417
Toronto-Dominion Bank
1.04%, 06/22/04[2]	58,236	58,236
1.22%, 03/23/05[2]	407,653	407,590
1.34%, 02/10/05[2]	93,178	93,167
1.41%, 11/01/04[2]	174,708	174,700
UBS Finance (Delaware)
1.10%, 09/08/04[2]	232,945	232,034
1.11%, 12/17/04[2]	349,417	346,961
1.14%, 09/29/04[2]	232,945	231,850

		3,804,030
U.S. GOVERNMENT AGENCY NOTES – 0.23%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	174,708	174,658
1.28%, 08/19/04[2]	93,178	92,820
1.63%, 04/15/05[2]	163,061	163,555
Federal National Mortgage Association
1.28%, 08/20/04[2]	302,828	301,651

		732,684
REPURCHASE AGREEMENTS – 0.15%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	500,831	500,831

		500,831

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,428,881)		28,428,881

TOTAL INVESTMENTS IN SECURITIES – 108.79% (Cost: $388,363,001)		350,902,361

Other Assets, Less Liabilities – (8.79%)		(28,366,257)

NET ASSETS – 100.00%		$322,536,104

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.46%

Verizon Communications Inc.	1,266,276	$47,789,256
SBC Communications Inc.	1,698,766	42,299,273
BellSouth Corp.	636,319	16,423,393
BCE Inc.	513,425	10,237,695
AT&T Wireless Services Inc.[1]	734,989	10,150,198
Alltel Corp.	197,974	9,966,011
Sprint Corp. (FON Group)	551,836	9,872,337
Nextel Communications Inc. Class A1	409,632	9,773,820
AT&T Corp.	565,220	9,693,523
Vodafone Group PLC ADR	346,130	8,494,030
Telephone & Data Systems Inc.	127,179	8,388,727
CenturyTel Inc.	252,299	7,286,395
Citizens Communications Co.[1]	420,238	5,479,904
Qwest Communications International Inc.[1]	1,129,532	4,540,719
United States Cellular Corp.[1]	113,536	3,890,879
NII Holdings Inc. Class B1	63,736	2,230,760
Western Wireless Corp. Class A1	102,295	2,129,782
Cincinnati Bell Inc.[1]	393,741	1,555,277
Nextel Partners Inc. Class A1	107,283	1,432,228
IDT Corp. Class B1	72,512	1,350,173
Wireless Facilities Inc.[1]	91,590	878,348
IDT Corp.[1]	39,222	728,745

TOTAL COMMON STOCKS (Cost: $228,549,043)		214,591,473

SHORT-TERM INVESTMENTS – 11.90%

MONEY MARKET FUNDS – 4.36%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	6,410,068	6,410,068
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	2,295,292	2,295,292
BlackRock Temp Cash Money Market Fund[2]	105,871	105,871
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	593,211	593,211

		9,404,442

Security	Principal	Value
FLOATING RATE NOTES – 2.98%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$104,331	$104,331
1.06%, 09/15/04[2,4]	208,663	208,656
1.06%, 10/12/04[2,4]	104,331	104,327
1.14%, 03/15/05[2,4]	104,331	104,404
1.15%, 08/23/04[2,4]	104,331	104,359
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	156,497	156,487
1.38%, 11/22/04[2]	52,166	52,168
1.40%, 10/29/04[2]	208,663	208,660
CC USA Inc.
1.06%, 05/24/04[2,4]	208,663	208,662
1.07%, 07/16/04[2]	52,166	52,051
1.10%, 07/15/04[2,4]	104,331	104,339
1.29%, 04/15/05[2,4]	208,663	208,643
1.51%, 02/15/05[2,4]	135,631	135,800
Dorada Finance Inc.
1.04%, 07/01/04[2]	73,032	72,908
1.06%, 05/20/04[2,4]	208,663	208,661
1.24%, 08/09/04[2]	52,166	52,164
1.48%, 01/18/05[2,4]	156,497	156,492
Five Finance Inc.
1.05%, 04/29/05[2,4]	166,930	166,914
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	208,663	208,663
1.24%, 04/01/05[2]	133,544	133,532
K2 USA LLC
1.06%, 08/16/04[2,4]	52,166	52,163
1.06%, 09/27/04[2,4]	225,356	225,342
1.07%, 05/17/04[2]	104,331	104,331
1.46%, 01/12/05[2,4]	104,331	104,324
Links Finance LLC
1.05%, 04/15/05[2,4]	208,663	208,623
1.06%, 05/04/04[2]	104,331	104,331
1.06%, 06/28/04[2]	104,331	104,328
1.09%, 07/20/04[2]	83,465	83,462
1.19%, 04/25/05[2]	208,663	208,796
Nationwide Building Society
1.11%, 04/28/05[2,4]	208,663	208,663
1.14%, 07/23/04[2,4]	156,497	156,497

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Northern Rock PLC
1.11%, 01/13/05[2,4]	$198,230	$198,230
Permanent Financing PLC
1.05%, 03/10/05[2]	208,663	208,663
1.06%, 12/10/04[2]	104,331	104,331
Sigma Finance Inc.
1.05%, 07/01/04[2]	104,331	104,327
1.08%, 10/07/04[2]	208,663	208,646
1.09%, 07/20/04[2]	104,331	104,327
1.24%, 08/06/04[2]	52,166	52,164
Tango Finance Corp.
1.06%, 07/06/04[2,4]	62,599	62,598
1.06%, 01/18/05[2,4]	91,812	91,805
1.06%, 04/07/05[2,4]	76,579	76,572
1.07%, 02/25/05[2,4]	116,851	116,832
1.08%, 07/15/04[2,4]	62,599	62,595
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	104,331	104,324
1.26%, 10/20/04[2,4]	51,686	51,378
1.32%, 02/04/05[2,4]	52,166	52,158
White Pine Finance LLC
1.05%, 07/06/04[2]	125,198	125,196
1.05%, 04/15/05[2,4]	156,497	156,467
1.06%, 08/26/04[2,4]	104,331	104,326
1.06%, 11/15/04[2,4]	125,198	125,198

		6,423,218
COMMERCIAL PAPER – 2.47%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	104,331	104,280
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	84,508	84,504
1.04%, 05/21/04[2]	125,198	125,133
Barton Capital Corp.
1.03%, 05/03/04[2]	52,216	52,216
1.03%, 05/06/04[2]	52,166	52,161
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	104,331	104,278
Cantabric Finance LLC
1.09%, 07/22/04[2]	156,497	156,119
Corporate Asset Funding
1.05%, 05/21/04[2]	108,505	108,448
CRC Funding LLC
1.04%, 06/03/04[2]	208,663	208,476
1.10%, 07/07/04[2]	81,379	81,217
Delaware Funding Corp.
1.03%, 05/05/04[2]	156,670	156,662
1.03%, 05/21/04[2]	52,166	52,139
Edison Asset Securitization
1.03%, 05/06/04[2]	156,497	156,484
1.04%, 06/17/04[2]	208,663	208,392
1.05%, 06/22/04[2]	104,331	104,180
1.07%, 09/21/04[2]	104,331	103,894
Eureka Securitization Inc.
1.03%, 05/25/04[2]	41,733	41,706
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	104,331	104,325
1.04%, 05/25/04[2]	156,497	156,398
1.04%, 05/26/04[2]	208,663	208,525
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	52,166	52,149
Galaxy Funding Inc.
1.05%, 05/17/04[2]	104,331	104,289
1.07%, 07/20/04[2]	93,898	93,681
Gemini Securitization Corp.
1.03%, 05/24/04[2]	52,166	52,134
GIRO Funding US Corp.
1.05%, 05/19/04[2]	52,166	52,141
Grampian Funding LLC
1.26%, 10/22/04[2]	208,663	207,412
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	156,497	156,421
1.04%, 05/24/04[2]	104,331	104,268
1.04%, 05/26/04[2]	143,043	142,949
1.04%, 05/27/04[2]	187,797	187,667
New Center Asset Trust
1.06%, 05/03/04[2]	260,829	260,829
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	104,331	104,320
Polonius Inc.
1.04%, 05/21/04[2]	120,711	120,649
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	52,166	52,140

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Scaldis Capital LLC
1.04%, 05/07/04[2]	$104,331	$104,319
1.04%, 05/20/04[2]	282,016	281,877
1.04%, 05/25/04[2]	104,331	104,265
1.05%, 06/30/04[2]	74,701	74,575
Sydney Capital Corp.
1.25%, 10/22/04[2]	69,443	69,028
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	104,331	104,280
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	75,231	75,231
Windmill Funding Corp.
1.03%, 05/05/04[2]	156,497	156,488
1.03%, 05/06/04[2]	104,331	104,322
1.03%, 05/10/04[2]	208,663	208,621

		5,343,592
TIME DEPOSITS – 1.58%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	208,663	208,663
1.33%, 02/10/05[2]	104,331	104,319
1.39%, 02/02/05[2]	104,331	104,320
1.39%, 04/08/05[2]	146,064	146,044
1.40%, 10/25/04[2]	208,663	208,648
Bank of New York
1.39%, 11/01/04[2]	208,663	208,653
Bank of Novia Scotia
1.13%, 10/06/04[2]	208,663	208,663
1.24%, 10/07/04[2]	156,497	156,490
1.42%, 10/29/04[2]	156,497	156,503
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	208,663	208,670
Prudential Funding LLC
1.06%, 05/03/04[2]	312,994	312,994
Toronto-Dominion Bank
1.04%, 06/22/04[2]	52,166	52,166
1.22%, 03/23/05[2]	365,160	365,103
1.34%, 02/10/05[2]	83,465	83,455
1.41%, 11/01/04[2]	156,497	156,489
UBS Finance (Delaware)
1.10%, 09/08/04[2]	208,663	207,847
1.11%, 12/17/04[2]	312,994	310,795
1.14%, 09/29/04[2]	208,663	207,683

		3,407,505
U.S. GOVERNMENT AGENCY NOTES – 0.30%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	156,497	156,452
1.28%, 08/19/04[2]	83,465	83,145
1.63%, 04/15/05[2]	146,064	146,507
Federal National Mortgage Association
1.28%, 08/20/04[2]	271,262	270,206

		656,310
REPURCHASE AGREEMENTS – 0.21%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	448,625	448,625

		448,625

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,683,692)		25,683,692

TOTAL INVESTMENTS IN SECURITIES – 111.36% (Cost: $254,232,735)		240,275,165

Other Assets, Less Liabilities – (11.36%)		(24,518,307)

NET ASSETS – 100.00%		$215,756,858

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.82%

Exelon Corp.	416,692	$27,893,362
Southern Company	930,904	26,772,799
Dominion Resources Inc.	411,659	26,267,961
Duke Energy Corp.	1,147,977	24,176,396
FirstEnergy Corp.	417,493	16,323,976
Entergy Corp.	289,729	15,819,203
American Electric Power Co. Inc.	499,992	15,219,757
TXU Corp.	410,002	13,997,468
PG&E Corp.[1]	498,309	13,713,464
FPL Group Inc.	214,600	13,652,852
Progress Energy Inc.	310,215	13,267,896
Public Service Enterprise Group Inc.	297,664	12,769,786
Consolidated Edison Inc.	285,404	11,761,499
Ameren Corp.	230,309	10,069,110
Edison International	412,461	9,651,587
PPL Corp.	224,709	9,628,781
Xcel Energy Inc.	504,414	8,438,846
DTE Energy Co.	212,869	8,306,148
Constellation Energy Group Inc.	212,235	8,166,803
Sempra Energy	252,716	8,023,733
Cinergy Corp.	210,106	7,971,422
KeySpan Corp.	201,189	7,272,982
NiSource Inc.	332,210	6,697,354
AES Corp. (The)[1]	746,193	6,469,493
Wisconsin Energy Corp.	149,986	4,709,560
Pinnacle West Capital Corp.	115,609	4,515,688
SCANA Corp.	127,001	4,368,834
Energy East Corp.	184,958	4,355,761
Pepco Holdings Inc.	217,060	4,111,116
Questar Corp.	105,195	3,731,267
CenterPoint Energy Inc.	342,149	3,691,788
Equitable Resources Inc.	78,102	3,670,013
Alliant Energy Corp.	140,244	3,486,466
NSTAR	67,188	3,251,899
MDU Resources Group Inc.	136,822	3,064,813
TECO Energy Inc.	237,901	3,028,480
Northeast Utilities	161,376	2,961,250
Reliant Energy Inc.[1]	351,853	2,923,898
Great Plains Energy Inc.	87,742	2,738,428
Puget Energy Inc.	122,920	2,699,323
OGE Energy Corp.	110,135	2,648,747
ONEOK Inc.	120,991	2,534,761
National Fuel Gas Co.	97,719	2,393,138
Aqua America Inc.	116,698	2,386,474
Hawaiian Electric Industries Inc.	47,659	2,371,512
Vectren Corp.	95,705	2,311,276
Calpine Corp.[1]	521,636	2,263,900
Allegheny Energy Inc.[1]	160,312	2,209,099
Westar Energy Inc.	105,857	2,160,541
AGL Resources Inc.	74,891	2,141,883
DPL Inc.	119,949	2,113,501
WPS Resources Corp.	45,684	2,092,784
UGI Corp.	63,478	1,999,557
Peoples Energy Corp.	46,699	1,952,018
Nicor Inc.	55,608	1,890,116
Piedmont Natural Gas Co.	45,106	1,826,793
Duquesne Light Holdings Inc.	95,077	1,784,595
WGL Holdings Inc.	61,417	1,736,873
Energen Corp.	41,098	1,699,402
CMS Energy Corp.[1]	203,421	1,690,429
Atmos Energy Corp.	65,453	1,612,762
PNM Resources Inc.	51,029	1,489,026
IDACORP Inc.	48,236	1,430,197
Dynegy Inc. Class A1	353,274	1,398,965
Southern Union Co.[1]	68,568	1,348,047
New Jersey Resources Corp.	34,564	1,317,234
Black Hills Corp.	40,604	1,242,076
Cleco Corp.	60,134	1,079,405
Aquila Inc.[1]	248,060	1,054,255
Sierra Pacific Resources[1]	147,908	1,047,189
UniSource Energy Corp.	40,439	987,925
Avista Corp.	57,567	972,882
Northwest Natural Gas Co.	32,490	955,206
El Paso Electric Co.[1]	61,292	867,282
Texas Genco Holdings Inc.	19,324	683,683
NUI Corp.	20,621	343,546

TOTAL COMMON STOCKS (Cost: $414,269,634)		439,678,341

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 14.91%

MONEY MARKET FUNDS – 5.39%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	16,032,000	$16,032,000
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	5,913,285	5,913,285
BlackRock Temp Cash Money Market Fund[2]	272,753	272,753
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares[2]	1,528,270	1,528,270

		23,746,308
FLOATING RATE NOTES – 3.76%

Beta Finance Inc.
1.06%, 05/20/04[2,4]	$268,786	268,784
1.06%, 09/15/04[2,4]	537,571	537,552
1.06%, 10/12/04[2,4]	268,786	268,774
1.14%, 03/15/05[2,4]	268,786	268,972
1.15%, 08/23/04[2,4]	268,786	268,856
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	403,179	403,153
1.38%, 11/22/04[2]	134,393	134,399
1.40%, 10/29/04[2]	537,571	537,565
CC USA Inc.
1.06%, 05/24/04[2,4]	537,571	537,568
1.07%, 07/16/04[2]	134,393	134,097
1.10%, 07/15/04[2,4]	268,786	268,805
1.29%, 04/15/05[2,4]	537,571	537,520
1.51%, 02/15/05[2,4]	349,421	349,858
Dorada Finance Inc.
1.04%, 07/01/04[2]	188,150	187,829
1.06%, 05/20/04[2,4]	537,571	537,568
1.24%, 08/09/04[2]	134,393	134,387
1.48%, 01/18/05[2,4]	403,179	403,164
Five Finance Inc.
1.05%, 04/29/05[2,4]	430,057	430,015
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	537,571	537,571
1.24%, 04/01/05[2]	344,046	344,014
K2 USA LLC
1.06%, 08/16/04[2,4]	134,393	134,387
1.06%, 09/27/04[2,4]	580,577	580,542
1.07%, 05/17/04[2]	268,786	268,785
1.46%, 01/12/05[2,4]	268,786	268,767
Links Finance LLC
1.05%, 04/15/05[2,4]	537,571	537,469
1.06%, 05/04/04[2]	268,786	268,786
1.06%, 06/28/04[2]	268,786	268,777
1.09%, 07/20/04[2]	215,029	215,019
1.19%, 04/25/05[2]	537,571	537,913
Nationwide Building Society
1.11%, 04/28/05[2,4]	537,571	537,571
1.14%, 07/23/04[2,4]	403,179	403,179
Northern Rock PLC
1.11%, 01/13/05[2,4]	510,693	510,693
Permanent Financing PLC
1.05%, 03/10/05[2]	537,571	537,571
1.06%, 12/10/04[2]	268,786	268,786
Sigma Finance Inc.
1.05%, 07/01/04[2]	268,786	268,775
1.08%, 10/07/04[2]	537,571	537,525
1.09%, 07/20/04[2]	268,786	268,774
1.24%, 08/06/04[2]	134,393	134,389
Tango Finance Corp.
1.06%, 07/06/04[2,4]	161,271	161,269
1.06%, 01/18/05[2,4]	236,531	236,514
1.06%, 04/07/05[2,4]	197,289	197,270
1.07%, 02/25/05[2,4]	301,040	300,991
1.08%, 07/15/04[2,4]	161,271	161,261
WhistleJacket Capital LLC
1.06%, 09/15/04[2,4]	268,786	268,766
1.26%, 10/20/04[2,4]	133,156	132,364
1.32%, 02/04/05[2,4]	134,393	134,373
White Pine Finance LLC
1.05%, 07/06/04[2]	322,543	322,537
1.05%, 04/15/05[2,4]	403,179	403,102
1.06%, 08/26/04[2,4]	268,786	268,773
1.06%, 11/15/04[2,4]	322,543	322,543

		16,547,922

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
COMMERCIAL PAPER – 3.13%

Alpine Securitization Corp.
1.04%, 05/20/04[2]	$268,786	$268,654
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	217,716	217,704
1.04%, 05/21/04[2]	322,543	322,375
Barton Capital Corp.
1.03%, 05/03/04[2]	134,522	134,522
1.03%, 05/06/04[2]	134,393	134,381
Blue Ridge Asset Funding Corp.
1.03%, 05/21/04[2]	268,786	268,647
Cantabric Finance LLC
1.09%, 07/22/04[2]	403,179	402,202
Corporate Asset Funding
1.05%, 05/21/04[2]	279,537	279,391
CRC Funding LLC
1.04%, 06/03/04[2]	537,571	537,090
1.10%, 07/07/04[2]	209,653	209,236
Delaware Funding Corp.
1.03%, 05/05/04[2]	403,625	403,602
1.03%, 05/21/04[2]	134,393	134,324
Edison Asset Securitization
1.03%, 05/06/04[2]	403,179	403,144
1.04%, 06/17/04[2]	537,571	536,873
1.05%, 06/22/04[2]	268,786	268,394
1.07%, 09/21/04[2]	268,786	267,659
Eureka Securitization Inc.
1.03%, 05/25/04[2]	107,514	107,447
Falcon Asset Securitization Corp.
1.03%, 05/05/04[2]	268,786	268,770
1.04%, 05/25/04[2]	403,179	402,924
1.04%, 05/26/04[2]	537,571	537,216
Ford Credit Auto Receivables
1.04%, 05/14/04[2]	134,393	134,350
Galaxy Funding Inc.
1.05%, 05/17/04[2]	268,786	268,676
1.07%, 07/20/04[2]	241,907	241,347
Gemini Securitization Corp.
1.03%, 05/24/04[2]	134,393	134,313
GIRO Funding US Corp.
1.05%, 05/19/04[2]	134,393	134,330
Grampian Funding LLC
1.26%, 10/22/04[2]	537,571	534,348
Jupiter Securitization Corp.
1.04%, 05/20/04[2]	403,179	402,981
1.04%, 05/24/04[2]	268,786	268,623
1.04%, 05/26/04[2]	368,516	368,272
1.04%, 05/27/04[2]	483,814	483,480
New Center Asset Trust
1.06%, 05/03/04[2]	671,964	671,964
Park Avenue Receivables Corp.
1.03%, 05/07/04[2]	268,786	268,755
Polonius Inc.
1.04%, 05/21/04[2]	310,985	310,823
Preferred Receivables Funding Corp.
1.04%, 05/20/04[2]	134,393	134,327
Scaldis Capital LLC
1.04%, 05/07/04[2]	268,786	268,755
1.04%, 05/20/04[2]	726,549	726,193
1.04%, 05/25/04[2]	268,786	268,615
1.05%, 06/30/04[2]	192,451	192,125
Sydney Capital Corp.
1.25%, 10/22/04[2]	178,904	177,836
Thames Asset Global Securitization No. 1 Inc.
1.04%, 05/20/04[2]	268,786	268,654
Thunder Bay Funding Inc.
1.03%, 05/03/04[2]	193,816	193,816
Windmill Funding Corp.
1.03%, 05/05/04[2]	403,179	403,155
1.03%, 05/06/04[2]	268,786	268,763
1.03%, 05/10/04[2]	537,571	537,464

		13,766,520
TIME DEPOSITS – 1.99%

Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	537,571	537,571
1.33%, 02/10/05[2]	268,786	268,754
1.39%, 02/02/05[2]	268,786	268,755
1.39%, 04/08/05[2]	376,300	376,247
1.40%, 10/25/04[2]	537,571	537,533

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[2]	$537,571	$537,545
Bank of Novia Scotia
1.13%, 10/06/04[2]	537,571	537,571
1.24%, 10/07/04[2]	403,179	403,161
1.42%, 10/29/04[2]	403,179	403,193
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	537,571	537,590
Prudential Funding LLC
1.06%, 05/03/04[2]	806,357	806,357
Toronto-Dominion Bank
1.04%, 06/22/04[2]	134,393	134,393
1.22%, 03/23/05[2]	940,750	940,604
1.34%, 02/10/05[2]	215,029	215,004
1.41%, 11/01/04[2]	403,179	403,158
UBS Finance (Delaware)
1.10%, 09/08/04[2]	537,571	535,469
1.11%, 12/17/04[2]	806,357	800,689
1.14%, 09/29/04[2]	537,571	535,046

		8,778,640
U.S. GOVERNMENT AGENCY NOTES – 0.38%

Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	403,179	403,063
1.28%, 08/19/04[2]	215,029	214,203
1.63%, 04/15/05[2]	376,300	377,440
Federal National Mortgage Association
1.28%, 08/20/04[2]	698,843	696,132

		1,690,838
REPURCHASE AGREEMENTS – 0.26%

Merrill Lynch Government Securities Inc.
1.07%, 05/03/04[2]	1,155,779	1,155,779

		1,155,779

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,686,007)		$65,686,007

TOTAL INVESTMENTS IN SECURITIES – 114.73% (Cost: $479,955,641)		505,364,348

Other Assets, Less Liabilities – (14.73%)		(64,874,616)

NET ASSETS – 100.00%		$440,489,732

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.83%

Bank of America Corp.	1,175,132	$94,586,375
Altria Group Inc.	1,437,652	79,617,168
FPL Group Inc.	1,076,866	68,510,215
DTE Energy Co.	1,513,376	59,051,931
People’s Bank	1,366,488	57,679,458
PNC Financial Services Group	1,072,768	56,963,981
Eastman Chemical Co.	1,323,586	56,345,056
Comerica Inc.	1,077,821	55,647,898
General Motors Corp.	1,147,212	54,400,793
Nicor Inc.	1,576,644	53,590,130
Pinnacle West Capital Corp.	1,321,356	51,612,165
Unitrin Inc.	1,265,690	50,184,608
Universal Corp.	955,983	48,028,586
FirstEnergy Corp.	1,220,138	47,707,396
PPG Industries Inc.	796,075	47,215,208
Lincoln National Corp.	1,009,073	45,287,196
JP Morgan Chase & Co.	1,090,747	41,012,087
Whitney Holding Corp.	966,258	39,616,578
National City Corp.	1,097,027	38,033,926
Dow Chemical Co. (The)	956,907	37,979,639
Associated Bancorp	916,059	37,512,616
Black Hills Corp.	1,216,591	37,215,519
Genuine Parts Co.	1,028,900	36,834,620
KeyCorp	1,232,928	36,617,962
Provident Financial Group Inc.	874,949	34,455,492
Occidental Petroleum Corp.	729,203	34,418,382
Hudson United Bancorp	948,847	33,902,303
SBC Communications Inc.	1,289,108	32,098,789
PPL Corp.	748,654	32,079,824
Donnelley (R.R.) & Sons Co.	1,061,907	31,241,304
Lubrizol Corp.	977,456	31,083,101
Marathon Oil Corp.	920,801	30,902,082
Citizens Banking Corp.	1,001,652	30,680,601
Duquesne Light Holdings Inc.	1,631,492	30,623,105
Bristol-Myers Squibb Co.	1,188,126	29,821,963
Energy East Corp.	1,256,034	29,579,601
FirstMerit Corp.	1,147,092	27,025,487
BellSouth Corp.	1,043,037	26,920,785
Lyondell Chemical Co.	1,643,673	26,874,053
Provident Bankshares Corp.	944,155	26,596,846
NiSource Inc.	1,264,393	25,490,163
AmSouth Bancorp	1,151,679	25,359,972
Sonoco Products Co.	1,017,966	25,306,635
MeadWestvaco Corp.	907,311	23,726,183
Washington Federal Inc.	999,815	23,355,678
Sky Financial Group Inc.	946,569	22,622,999
Huntington Bancshares Inc.	909,586	19,465,140
Hibernia Corp. Class A	892,974	19,457,903
Colonial BancGroup Inc. (The)	936,605	16,137,704
RPM International Inc.	1,028,651	15,512,057

TOTAL COMMON STOCKS (Cost: $1,961,731,482)		1,935,989,263

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1]	1,714,593	1,714,593

		1,714,593

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,714,593)		1,714,593

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $1,963,446,075)		1,937,703,856

Other Assets, Less Liabilities – 0.08%		1,473,128

NET ASSETS – 100.00%		$1,939,176,984

[1]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2004

Security	Shares	Value
COMMON STOCKS – 100.03%

United Parcel Service Inc. Class B	38,463	$2,698,179
FedEx Corp.	36,407	2,618,027
Union Pacific Corp.	31,571	1,860,479
Expeditors International Washington Inc.	40,133	1,612,945
CNF Inc.	38,634	1,412,459
Ryder System Inc.	37,256	1,370,648
CSX Corp.	37,249	1,145,779
Burlington Northern Santa Fe Corp.	34,904	1,141,361
CH Robinson Worldwide Inc.	27,102	1,112,266
Norfolk Southern Corp.	46,211	1,100,746
Hunt (J.B.) Transport Services Inc.[1]	34,374	1,088,281
USF Corp.	32,582	1,083,352
Yellow Roadway Corp.[1]	31,812	1,083,199
Alexander & Baldwin Inc.	33,749	1,066,131
GATX Corp.	40,331	947,779
Southwest Airlines Co.	46,234	660,222
AMR Corp.[1]	36,077	409,474
Continental Airlines Inc. Class B1	37,094	395,422
Northwest Airlines Corp.[1]	35,471	333,427
Delta Air Lines Inc.	35,391	220,132

TOTAL COMMON STOCKS (COST: $23,945,423)		23,360,308

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	19,611	19,611

		19,611

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,611)		19,611

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $23,965,034)		$23,379,919

Other Assets, Less Liabilities – (0.11%)		(25,868)

NET ASSETS – 100.00%		$23,354,051

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2004

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$372,557,154	$326,501,142	$675,492,544	$378,888,190

Affiliates of the investment advisor	$10,232,506	$8,390,911	$18,107,704	$9,474,811

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$400,471,475	$364,600,342	$687,570,162	$341,427,550
Affiliates of the investment advisor	10,232,506	8,390,911	18,107,704	9,474,811
Receivables:
Investment securities sold	447,361	—	—	352,717
Dividends and interest	404,838	99,963	421,349	15,711

Total Assets	411,556,180	373,091,216	706,099,215	351,270,789

LIABILITIES

Payables:
Investment securities purchased	419,613	—	—	—
Collateral for securities on loan (Note 5)	29,851,794	24,244,398	53,695,063	28,384,723
Advisory fees (Note 2)	127,820	323,262	606,771	349,962

Total Liabilities	30,399,227	24,567,660	54,301,834	28,734,685

NET ASSETS	$381,156,953	$348,523,556	$651,797,381	$322,536,104

Net assets consist of:

Paid-in capital	$366,383,692	$317,618,618	$650,626,098	$404,499,030
Undistributed net investment income	449,543	—	114,869	1,226
Accumulated net realized loss	(13,590,603)	(7,194,262)	(11,021,204)	(44,503,512)
Net unrealized appreciation (depreciation)	27,914,321	38,099,200	12,077,618	(37,460,640)

NET ASSETS	$381,156,953	$348,523,556	$651,797,381	$322,536,104

Shares outstanding	7,250,000	6,550,000	11,050,000	7,250,000

Net asset value per share	$52.57	$53.21	$58.99	$44.49

[a]	Securities on loan with market values of $28,815,996, $23,518,638, $52,202,157 and $27,148,957, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2004

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$245,527,375	$458,010,356	$1,961,731,482	$23,945,423

Affiliates of the investment advisor	$8,705,360	$21,945,285	$1,714,593	$19,611

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$231,569,805	$483,419,063	$1,935,989,263	$23,360,308
Affiliates of the investment advisor	8,705,360	21,945,285	1,714,593	19,611
Receivables:
Investment securities sold	17,514,755	—	—	—
Dividends and interest	1,184,024	1,132,641	5,040,853	15
Capital shares sold	—	—	52,835	—

Total Assets	258,973,944	506,496,989	1,942,797,544	23,379,934

LIABILITIES

Payables:
Investment securities purchased	17,570,742	—	2,489,404	—
Collateral for securities on loan (Note 5)	25,425,952	65,504,046	—	—
Capital shares redeemed	—	—	—	1,932
Advisory fees (Note 2)	220,392	503,211	1,131,156	23,951

Total Liabilities	43,217,086	66,007,257	3,620,560	25,883

NET ASSETS	$215,756,858	$440,489,732	$1,939,176,984	$23,354,051

Net assets consist of:

Paid-in capital	$256,830,288	$440,527,874	$1,966,309,788	$24,083,653
Undistributed net investment income	1,053,830	842,879	445,026	—
Accumulated net realized loss	(28,169,690)	(26,289,728)	(1,835,611)	(144,487)
Net unrealized appreciation (depreciation)	(13,957,570)	25,408,707	(25,742,219)	(585,115)

NET ASSETS	$215,756,858	$440,489,732	$1,939,176,984	$23,354,051

Shares outstanding	10,000,000	7,650,000	36,150,000	450,000

Net asset value per share	$21.58	$57.58	$53.64	$51.90

[a]	Securities on loan with market values of $24,424,450, $63,479,243, $- and $-, respectively. See Note 5.

See notes to financial statements.

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended April 30, 2004

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME

Dividends[a]	$4,905,391	$3,888,447	$6,206,448	$1,247,360
Interest[b]	2,275	1,698	2,358	793
Securities lending income[b]	20,901	12,202	37,127	26,846

Total investment income	4,928,567	3,902,347	6,245,933	1,274,999

EXPENSES (Note 2)

Advisory fees	583,220	1,157,936	2,862,501	2,027,928

Total expenses	583,220	1,157,936	2,862,501	2,027,928

Net investment income (loss)	4,345,347	2,744,411	3,383,432	(752,929)

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(4,843,350)	(637,683)	(4,320,012)	(18,805,199)
In-kind redemptions	—	—	12,364,725	27,416,154

Net realized gain (loss)	(4,843,350)	(637,683)	8,044,713	8,610,955

Net change in unrealized appreciation (depreciation) on investments	54,403,071	57,339,569	58,562,480	59,914,428

Net realized and unrealized gain	49,559,721	56,701,886	66,607,193	68,525,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,905,068	$59,446,297	$69,990,625	$67,772,454

[a]	Net of foreign withholding tax of $723, $-, $3,745 and $-, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended April 30, 2004

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund[b]	Transportation Average Index Fund[c]
NET INVESTMENT INCOME

Dividends[a]	$4,555,521	$17,794,796	$17,658,449	$118,887
Interest[d]	1,479	4,426	3,134	83
Securities lending income[d]	13,641	70,151	10,665	—

Total investment income	4,570,641	17,869,373	17,672,248	118,970

EXPENSES (Note 2)

Advisory fees	954,203	2,675,439	1,843,588	69,614

Total expenses	954,203	2,675,439	1,843,588	69,614

Net investment income	3,616,438	15,193,934	15,828,660	49,356

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(1,460,223)	(11,139,599)	(1,880,888)	(146,194)
In-kind redemptions	12,363,090	26,158,864	3,612,816	1,327,673

Net realized gain	10,902,867	15,019,265	1,731,928	1,181,479

Net change in unrealized appreciation (depreciation) on investments	8,420,637	48,099,210	(25,742,219)	(585,115)

Net realized and unrealized gain (loss)	19,323,504	63,118,475	(24,010,291)	596,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,939,942	$78,312,409	$(8,181,631)	$645,720

[a]	Net of foreign withholding tax of $30,678, $-, $- and $-, respectively.
[b]	For the period November 3, 2003 (commencement of operations) through April 30, 2004.
[c]	For the period October 6, 2003 (commencement of operations) through April 30, 2004.
[d]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$4,345,347	$2,033,117	$2,744,411	$1,730,881	$3,383,432	$2,446,357
Net realized gain (loss)	(4,843,350)	(4,764,162)	(637,683)	(4,347,194)	8,044,713	49,388
Net change in unrealized appreciation (depreciation)	54,403,071	(11,117,659)	57,339,569	(14,935,932)	58,562,480	(23,178,321)

Net increase (decrease) in net assets resulting from operations	53,905,068	(13,848,704)	59,446,297	(17,552,245)	69,990,625	(20,682,576)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(4,143,218)	(1,865,031)	(2,776,640)	(1,698,652)	(3,327,668)	(2,387,252)
Return of capital	—	—	(83,630)	—	—	—

Total distributions to shareholders	(4,143,218)	(1,865,031)	(2,860,270)	(1,698,652)	(3,327,668)	(2,387,252)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	155,798,668	70,170,247	180,253,831	47,945,821	264,504,795	215,725,164
Cost of shares redeemed	—	—	—	(21,808,012)	(57,859,030)	(50,399,249)

Net increase in net assets from capital share transactions	155,798,668	70,170,247	180,253,831	26,137,809	206,645,765	165,325,915

INCREASE IN NET ASSETS	205,560,518	54,456,512	236,839,858	6,886,912	273,308,722	142,256,087

NET ASSETS:

Beginning of year	175,596,435	121,139,923	111,683,698	104,796,786	378,488,659	236,232,572

End of year	$381,156,953	$175,596,435	$348,523,556	$111,683,698	$651,797,381	$378,488,659

Undistributed net investment income included in net assets at end of year	$449,543	$291,194	$—	$32,229	$114,869	$59,105

SHARES ISSUED AND REDEEMED:

Shares sold	3,150,000	1,700,000	3,700,000	1,200,000	4,650,000	4,350,000
Shares redeemed	—	—	—	(500,000)	(1,050,000)	(1,050,000)

Net increase in shares outstanding	3,150,000	1,700,000	3,700,000	700,000	3,600,000	3,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003	For the year ended April 30, 2004	For the year ended April 30, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income (loss)	$(752,929)	$(316,297)	$3,616,438	$1,790,331	$15,193,934	$8,839,492
Net realized gain (loss)	8,610,955	(14,351,281)	10,902,867	(14,273,766)	15,019,265	(11,474,209)
Net change in unrealized appreciation (depreciation)	59,914,428	(7,135,685)	8,420,637	(130,475)	48,099,210	(21,418,153)

Net increase (decrease) in net assets resulting from operations	67,772,454	(21,803,263)	22,939,942	(12,613,910)	78,312,409	(24,052,870)

Undistributed net investment income included in the price of capital shares issued or redeemed	—	—	—	—	324,500	341,000

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	—	—	(3,301,807)	(1,239,523)	(15,072,614)	(8,496,398)

Total distributions to shareholders	—	—	(3,301,807)	(1,239,523)	(15,072,614)	(8,496,398)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	108,361,174	138,437,600	165,926,674	178,652,909	171,615,651	285,349,753
Cost of shares redeemed	(85,098,863)	(26,205,874)	(96,052,816)	(90,017,741)	(123,745,313)	(104,904,252)

Net increase in net assets from capital share transactions	23,262,311	112,231,726	69,873,858	88,635,168	47,872,838	180,445,501

INCREASE IN NET ASSETS	91,034,765	90,428,463	89,511,993	74,781,735	111,434,633	148,237,233

NET ASSETS:

Beginning of year	231,501,339	141,072,876	126,244,865	51,463,130	329,055,099	180,817,866

End of year	$322,536,104	$231,501,339	$215,756,858	$126,244,865	$440,489,732	$329,055,099

Undistributed net investment income included in net assets at end of year	$1,226	$—	$1,053,830	$739,199	$842,879	$724,149

SHARES ISSUED AND REDEEMED:

Shares sold	2,550,000	4,100,000	7,700,000	9,300,000	3,200,000	5,950,000
Shares redeemed	(1,850,000)	(800,000)	(4,550,000)	(4,750,000)	(2,250,000)	(2,000,000)

Net increase in shares outstanding	700,000	3,300,000	3,150,000	4,550,000	950,000	3,950,000

See notes to financial statements.

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund	iShares Dow Jones Transportation Average Index Fund
	For the period November 3, 2003[1] to April 30, 2004	For the period October 6, 2003[1] to April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$15,828,660	$49,356
Net realized gain	1,731,928	1,181,479
Net change in unrealized appreciation (depreciation)	(25,742,219)	(585,115)

Net increase (decrease) in net assets resulting from operations	(8,181,631)	645,720

Undistributed net investment income included in the price of capital shares issued or redeemed	6,399,500	—

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(15,383,634)	(49,356)
Return of capital	—	(15,848)

Total distributions to shareholders	(15,383,634)	(65,204)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,958,966,883	46,511,904
Cost of shares redeemed	(2,624,134)	(23,738,369)

Net increase in net assets from capital share transactions	1,956,342,749	22,773,535

INCREASE IN NET ASSETS	1,939,176,984	23,354,051

NET ASSETS:

Beginning of period	—	—

End of period	$1,939,176,984	$23,354,051

Undistributed net investment income included in net assets at end of period	$445,026	$—

SHARES ISSUED AND REDEEMED:

Shares sold	36,200,000	900,000
Shares redeemed	(50,000)	(450,000)

Net increase in shares outstanding	36,150,000	450,000

[1]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$42.83	$50.47	$57.93	$67.15

Income from investment operations:

Net investment income	0.70	0.63	0.57	0.42
Net realized and unrealized gain (loss)	9.74	(7.66)	(7.46)	(9.27)

Total from investment operations	10.44	(7.03)	(6.89)	(8.85)

Less distributions from:

Net investment income	(0.70)	(0.61)	(0.57)	(0.36)
Net realized gain	—	—	—	(0.01)

Total distributions	(0.70)	(0.61)	(0.57)	(0.37)

Net asset value, end of period	$52.57	$42.83	$50.47	$57.93

Total return	24.50%	(13.89)%	(11.93)%	(13.20)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$381,157	$175,596	$121,140	$66,625
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.49%	1.57%	1.15%	0.98%
Portfolio turnover rate[4]	5%	14%	5%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$39.19	$48.74	$57.01	$50.79

Income from investment operations:

Net investment income	0.70	0.71	0.63	0.40
Net realized and unrealized gain (loss)	14.04	(9.56)	(8.26)	6.24

Total from investment operations	14.74	(8.85)	(7.63)	6.64

Less distributions from:

Net investment income	(0.70)	(0.70)	(0.64)	(0.42)
Return of capital	(0.02)	—	—	—

Total distributions	(0.72)	(0.70)	(0.64)	(0.42)

Net asset value, end of period	$53.21	$39.19	$48.74	$57.01

Total return	37.90%	(18.22)%	(13.34)%	13.13%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$348,524	$111,684	$104,797	$54,156
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.42%	1.79%	1.32%	0.94%
Portfolio turnover rate[4]	2%	9%	18%	20%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$50.80	$56.92	$61.87	$59.53

Income from investment operations:

Net investment income	0.40	0.39	0.26	0.13
Net realized and unrealized gain (loss)	8.19	(6.13)	(4.94)	2.44

Total from investment operations	8.59	(5.74)	(4.68)	2.57

Less distributions from:

Net investment income	(0.40)	(0.38)	(0.27)	(0.14)
Net realized gain	—	—	—	(0.09)

Total distributions	(0.40)	(0.38)	(0.27)	(0.23)

Net asset value, end of period	$58.99	$50.80	$56.92	$61.87

Total return	16.96%	(10.06)%	(7.60)%	4.29%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$651,797	$378,489	$236,233	$108,269
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	0.71%	0.80%	0.45%	0.29%
Portfolio turnover rate[4]	4%	9%	3%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period From May 15, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$35.34	$43.41	$63.42	$116.57

Income from investment operations:

Net investment loss	(0.10)	(0.05)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	9.25	(8.02)	(19.85)	(52.86)

Total from investment operations	9.15	(8.07)	(20.01)	(53.15)

Net asset value, end of period	$44.49	$35.34	$43.41	$63.42

Total return	25.89%	(18.59)%	(31.55)%	(45.60)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$322,536	$231,501	$141,073	$110,990
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment loss to average net assets[3]	(0.22)%	(0.22)%	(0.41)%	(0.47)%
Portfolio turnover rate[4]	5%	15%	8%	11%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$18.43	$22.38	$38.35	$56.81

Income from investment operations:

Net investment income	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:

Net investment income	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	—	—	—	(0.59)

Total distributions	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$21.58	$18.43	$22.38	$38.35

Total return	19.71%	(16.22)%	(41.12)%	(31.06)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[4]	22%	23%	43%	43%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$49.11	$65.75	$85.95	$69.81

Income from investment operations:

Net investment income	1.87	2.04	1.89	1.82
Net realized and unrealized gain (loss)	8.47	(16.61)	(20.25)	16.19

Total from investment operations	10.34	(14.57)	(18.36)	18.01

Less distributions from:

Net investment income	(1.87)	(2.07)	(1.84)	(1.73)
Net realized gain	—	—	—	(0.14)

Total distributions	(1.87)	(2.07)	(1.84)	(1.87)

Net asset value, end of period	$57.58	$49.11	$65.75	$85.95

Total return	21.28%	(22.16)%	(21.38)%	25.90%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$440,490	$329,055	$180,818	$42,976
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	3.41%	4.15%	2.89%	2.59%
Portfolio turnover rate[4]	7%	15%	8%	11%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Dow Jones Select Dividend Index Fund
Period from Nov. 3, 2003[1] to Apr. 30, 2004
Net asset value, beginning of period	$50.51

Income from investment operations:

Net investment income	0.76
Net realized and unrealized gain	3.12

Total from investment operations	3.88

Less distributions from:
Net investment income	(0.75)

Total distributions	(0.75)

Net asset value, end of period	$53.64

Total return	7.70%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$1,939,177
Ratio of expenses to average net assets[3]	0.40%
Ratio of net investment income to average net assets[3]	3.43%
Portfolio turnover rate[4]	2%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones Transportation Average Index Fund
Period from Oct. 6, 2003[1] to Apr. 30, 2004
Net asset value, beginning of period	$50.22

Income from investment operations:

Net investment income	0.39
Net realized and unrealized gain	1.72

Total from investment operations	2.11

Less distributions from:

Net investment income	(0.32)
Return of capital	(0.11)

Total distributions	(0.43)

Net asset value, end of period	$51.90

Total return	4.19%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$23,354
Ratio of expenses to average net assets[3]	0.60%
Ratio of net investment income to average net assets[3]	0.43%
Portfolio turnover rate[4]	4%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2004, the Trust offered 63 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and the iShares Dow Jones Transportation Average Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

EQUALIZATION

The iShares Dow Jones U.S. Utilities Sector Index Fund and the iShares Dow Jones Select Dividend Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Total Market	$399,217	$20,343,168	$(5,969,124)	$14,773,261
Dow Jones U.S. Energy Sector	—	36,197,210	(5,292,272)	30,904,938
Dow Jones U.S. Healthcare Sector	114,869	3,759,070	(2,702,656)	1,171,283
Dow Jones U.S. Technology Sector	—	(65,038,047)	(16,924,879)	(81,962,926)
Dow Jones U.S. Telecommunications Sector	1,053,830	(18,329,650)	(23,797,610)	(41,073,430)
Dow Jones U.S. Utilities Sector	811,509	14,501,951	(15,351,602)	(38,142)
Dow Jones Select Dividend	445,026	(26,826,677)	(751,153)	(27,132,804)
Dow Jones Transportation Average	—	(603,835)	(125,767)	(729,602)

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended April 30, 2004 and April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2004.

NOTES TO THE FINIANCIAL STATEMENTS	83

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2003 to April 30, 2004, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2005, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Total Market	$513,631
Dow Jones U.S. Energy Sector	6,590
Dow Jones U.S. Technology Sector	557,936
Dow Jones U.S. Utilities Sector	1,399,550
Dow Jones Select Dividend	751,153
Dow Jones Transportation Average	125,767

The Funds had tax basis net capital loss carryforwards at April 30, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Dow Jones U.S. Total Market	$—	$2,220,191	$2,507,100	$728,202	$5,455,493
Dow Jones U.S. Energy Sector	369	643,271	4,517,083	124,959	5,285,682
Dow Jones U.S. Healthcare Sector	—	154,330	1,118,085	1,430,241	2,702,656
Dow Jones U.S. Technology Sector	—	3,803,426	10,610,555	1,952,962	16,366,943
Dow Jones U.S. Telecommunications Sector	—	10,297,961	12,362,540	1,137,109	23,797,610
Dow Jones U.S. Utilities Sector	—	165,391	5,246,921	8,539,740	13,952,052

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended April 30, 2004 are disclosed in the Funds’ Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at April 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at April 30, 2004. For further information, see Note 5, below.

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.60
Dow Jones U.S. Healthcare Sector	0.60
Dow Jones U.S. Technology Sector	0.60
Dow Jones U.S. Telecommunications Sector	0.60
Dow Jones U.S. Utilities Sector	0.60
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.60

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$21,061
Dow Jones U.S. Energy Sector	12,341
Dow Jones U.S. Healthcare Sector	37,429
Dow Jones U.S. Technology Sector	26,962
Dow Jones U.S. Telecommunications Sector	13,781
Dow Jones U.S. Utilities Sector	70,047
Dow Jones Select Dividend	10,666

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any investment transactions with such Fund during the year ended April 30, 2004.

NOTES TO THE FINIANCIAL STATEMENTS	85

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended April 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first eleven months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the year ended April 30, 2004, including interest income, were as follows:

iShares Index Fund and Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Dow Jones U.S. Total Market
IMMF	180	47,635	47,501	314	$314,427	$2,275

Dow Jones U.S. Energy Sector
IMMF	113	34,085	33,862	336	335,856	1,698

Dow Jones U.S. Healthcare Sector
IMMF	284	50,979	50,995	268	267,843	2,358

iShares Dow Jones U.S. Technology Sector
IMMF	43	16,488	16,487	44	44,158	793

Dow Jones U.S. Telecommunications Sector
IMMF	102	32,752	32,596	258	257,740	1,479

Dow Jones U.S. Utilities Sector
IMMF	290	102,787	102,895	182	181,961	4,426

Dow Jones Select Dividend
IMMF	—	53,888	52,173	1,715	1,714,593	3,134

Dow Jones Transportation Average
IMMF	—	1,453	1,433	20	19,611	83

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$13,578,729	$13,637,154
Dow Jones U.S. Energy Sector	3,933,316	3,795,808
Dow Jones U.S. Healthcare Sector	18,655,796	18,331,653
Dow Jones U.S. Technology Sector	16,026,422	16,914,925
Dow Jones U.S. Telecommunications Sector	35,647,207	36,232,224
Dow Jones U.S. Utilities Sector	29,445,666	29,607,325
Dow Jones Select Dividend	23,242,774	32,120,258
Dow Jones Transportation Average	779,708	762,962

In-kind transactions (see Note 4) for the year ended April 30, 2004, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$155,618,559	$—
Dow Jones U.S. Energy Sector	179,970,173	—
Dow Jones U.S. Healthcare Sector	264,392,509	57,820,844
Dow Jones U.S. Technology Sector	108,382,725	85,093,119
Dow Jones U.S. Telecommunications Sector	165,440,637	95,852,798
Dow Jones U.S. Utilities Sector	171,815,178	123,871,429
Dow Jones Select Dividend	2,026,727,991	57,850,953
Dow Jones Transportation Average	47,253,225	24,506,027

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Continued)

iSHARES® TRUST

At April 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$390,360,813	$36,327,251	$(15,984,083)	$20,343,168
Dow Jones U.S. Energy Sector	336,794,043	38,488,708	(2,291,498)	36,197,210
Dow Jones U.S. Healthcare Sector	701,918,796	51,036,548	(47,277,478)	3,759,070
Dow Jones U.S. Technology Sector	415,940,408	—	(65,038,047)	(65,038,047)
Dow Jones U.S. Telecommunications Sector	258,604,815	1,621,442	(19,951,092)	(18,329,650)
Dow Jones U.S. Utilities Sector	490,862,397	26,118,283	(11,616,332)	14,501,951
Dow Jones Select Dividend	1,964,530,533	23,488,594	(50,315,271)	(26,826,677)
Dow Jones Transportation Average	23,983,754	678,539	(1,282,374)	(603,835)

4. CAPITAL SHARE TRANSACTIONS

At April 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of April 30, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at April 30, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Index Funds (the “Funds”), as listed on the table of contents, at April 30, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 21, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	89

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended April 30, 2004 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Dow Jones U.S. Total Market	100.00%
Dow Jones U.S. Energy Sector	100.00
Dow Jones U.S. Healthcare Sector	100.00
Dow Jones U.S. Technology Sector	—
Dow Jones U.S. Telecommunications Sector	100.00
Dow Jones U.S. Utilities Sector	100.00
Dow Jones Select Dividend	100.00
Dow Jones Transportation Average	100.00

Under Section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended April 30, 2004:

iShares Index Fund	Amount
Dow Jones U.S. Total Market	$4,269,701
Dow Jones U.S. Energy Sector	2,776,640
Dow Jones U.S. Healthcare Sector	3,383,432
Dow Jones U.S. Technology Sector	—
Dow Jones U.S. Telecommunications Sector	3,616,438
Dow Jones U.S. Utilities Sector	15,000,415
Dow Jones Select Dividend	15,828,660
Dow Jones Transportation Average	49,356

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	12	1.28%
Between 0.5% and – 0.5%	906	96.68
Less than – 0.5% and Greater than – 1.0%	15	1.61
Less than – 1.0%	4	0.43

	937	100.00%

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	10	1.07%
Between 0.5% and – 0.5%	917	97.86
Less than – 0.5% and Greater than – 1.0%	10	1.07

	937	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.96%
Between 0.5% and – 0.5%	916	97.76
Less than – 0.5% and Greater than – 1.0%	6	0.64
Less than – 1.0%	6	0.64

	937	100.00%

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	6	0.64%
Greater than 0.5% and Less than 1.0%	37	3.95
Between 0.5% and – 0.5%	849	90.62
Less than – 0.5% and Greater than – 1.0%	27	2.87
Less than – 1.0% and Greater than – 1.5%	8	0.85
Less than – 1.5% and Greater than – 2.0%	4	0.43
Less than – 2.0%	6	0.64

	937	100.00%

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.11%
Greater than 0.5% and Less than 1.0%	49	5.23
Between 0.5% and – 0.5%	850	90.71
Less than – 0.5% and Greater than – 1.0%	27	2.88
Less than – 1.0% and Greater than – 1.5%	10	1.07

	937	100.00%

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	15	1.60%
Between 0.5% and – 0.5%	913	97.44
Less than – 0.5%	9	0.96

	937	100.00%

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	4.84%
Between 0.5% and – 0.5%	59	95.16

	62	100.00%

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	62	100.00%

	62	100.00%

SUPPLEMENTAL INFORMATION	93

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 96 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 119 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, (2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President(1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) Tyon Ranch Company.

W. Allen Reed (57)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

TRUSTEE INFORMATION	95

Trustee Information (Unaudited) (Continued)

iSHARES ® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

NOTES:

NOTES	97

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any ishares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

S&P 1500 (ISI) S&P 500 (IVV)

S&P 500/BARRA Growth (IVW)

S&P 500/BARRA Value (IVE)

S&P MidCap 400 (IJH)

S&P MidCap 400/BARRA Growth (IJK)

S&P MidCap 400/BARRA Value (IJJ)

S&P SmallCap 600 (IJR)

S&P SmallCap 600/BARRA Growth (IJT)

S&P SmallCap 600/BARRA Value (IJS)

S&P 100 (OEF)

iShares Sector and Specialty Index Funds

Cohen & Steers Realty Majors (ICF)

Dow Jones U.S. Basic Materials Sector (IYM)

Dow Jones U.S. Consumer Cyclical Sector (IYC)

Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

Dow Jones U.S. Energy Sector (IYE)

Dow Jones U.S. Financial Sector (IYF)

Dow Jones U.S. Financial Services (IYG)

Dow Jones U.S. Healthcare Sector (IYH)

Dow Jones U.S. Industrial Sector (IYJ)

Dow Jones U.S. Real Estate (IYR)

Dow Jones Select Dividend (DVY)

Dow Jones U.S. Technology Sector (IYW)

Dow Jones U.S. Telecommunications Sector (IYZ)

Dow Jones U.S. Total Market (IYY)

Dow Jones Transportation Average (IYT)

Dow Jones U.S. Utilities Sector (IDU)

Goldman Sachs Natural Resources (IGE)

Goldman Sachs Networking (IGN)

Goldman Sachs Semiconductor (IGW)

Goldman Sachs Software (IGV)

Goldman Sachs Technology (IGM)

Nasdaq Biotechnology (IBB)

S&P Global Energy Sector (IXC)

S&P Global Financials Sector (IXG)

S&P Global Healthcare Sector (IXJ)

S&P Global Technology Sector (IXN)

S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

Russell 3000 (IWV)

Russell 3000 Growth (IWZ)

Russell 3000 Value (IWW)

Russell 1000 (IWB)

Russell 1000 Growth (IWF)

Russell 1000 Value (IWD)

Russell Midcap (IWR)

Russell Midcap Growth (IWP)

Russell Midcap Value (IWS)

Russell 2000 (IWM)

Russell 2000 Growth (IWO)

Russell 2000 Value (IWN)

iShares International Index Funds

MSCI Australia (EWA)

MSCI Austria (EWO)

MSCI Belgium (EWK)

MSCI Brazil (EWZ)

MSCI Canada (EWC)

MSCI EAFE (EFA)

MSCI Emerging Markets (EEM)

MSCI EMU (EZU)

MSCI France (EWQ)

MSCI Germany (EWG)

MSCI Hong Kong (EWH)

MSCI Italy (EWI)

MSCI Japan (EWJ)

MSCI Malaysia (EWM)

MSCI Mexico (EWW)

MSCI Netherlands (EWN)

MSCI Pacific ex-Japan (EPP)

MSCI Singapore (EWS)

MSCI South Africa (EZA)

MSCI South Korea (EWY)

MSCI Spain (EWP)

MSCI Sweden (EWD)

MSCI Switzerland (EWL)

MSCI Taiwan (EWT)

MSCI United Kingdom (EWU)

S&P Europe 350 (IEV)

S&P Global 100 (IOO)

S&P Latin America 40 (ILF)

S&P/TOPIX 150 (ITF)

iShares Bond Funds

Lehman Aggregate (AGG)

Lehman TIPS (TIP)

Lehman 1-3 Year Treasury (SHY)

Lehman 7-10 Year Treasury (IEF)

Lehman 20+ Year Treasury (TLT)

GS $InvesTop™ Corporate (LQD)

iShares NYSE Index Funds

NYSE 100 (NY)

NYSE Composite (NYC)

iShares Morningstar Index Funds*

Large Core (JKD)

Large Growth (JKE)

Large Value (JKF)

Mid Core (JKG)

Mid Growth (JKH)

Mid Value (JKI)

Small Core (JKJ)

Small Growth (JKK)

Small Value (JKL)

*	Public offering expected on or about July 2, 2004.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investment Distribution Co, (SEI).Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trade-mark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended of the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

[GRAPHIC APPEARS HERE]

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 i SHARES (1 800 474 2737) www.iSHARES.COM

Item 1. Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

Item 2. Code of Ethics.

As of April 30, 2004, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended April 30, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 11(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), and 4(d) relate to the sixteen series of the Registrant for which the fiscal year-end is April 30, 2004 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $126,000 and $176,000 for the fiscal years ended April 30, 2003 and April 30, 2004, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2003 and April 30, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $78,236 and $86,400 for the fiscal years ended April 30, 2003 and April 30, 2004, respectively. A small portion of the aggregate fees billed for the fiscal year ended April 30, 2003 were for services rendered in relation to the dissolution of the iShares Dow Jones U.S. Chemicals Index Fund and iShares Dow Jones U.S. Internet Index Fund, two series of the Registrant, which were dissolved in December 2002.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended April 30, 2003 and April 30, 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as most recently amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended April 30, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended April 30, 2003 and April 30, 2004 were $1,620,214 and $436,865, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) Not applicable.

Item 11. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 8, 2004

By: /s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer Date: July 8, 2004